Vanguard Total International Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (98.6%)1
Argentina (0.0%)
Ternium Argentina SA	390	—

Australia (5.0%)
Commonwealth Bank of Australia	28,057,194	1,574,624
BHP Group Ltd.	46,665,058	1,284,728
CSL Ltd.	7,162,094	1,117,597
Westpac Banking Corp.	54,625,316	1,071,751
National Australia Bank Ltd.	44,514,753	866,965
Australia & New Zealand Banking Group Ltd.	44,910,268	853,510
Woolworths Group Ltd.	19,940,023	486,148
Wesfarmers Ltd.	17,895,982	479,258
Transurban Group	42,266,283	447,962
Macquarie Group Ltd.	4,876,213	426,764
Rio Tinto Ltd.	5,881,261	393,620
Woodside Petroleum Ltd.	14,781,811	348,572
Newcrest Mining Ltd.	12,127,390	292,699
Goodman Group	28,176,952	284,970
Amcor plc	25,665,793	271,579
Brambles Ltd.	25,265,160	225,996
Insurance Australia Group Ltd.	36,651,296	215,868
Scentre Group	78,179,587	212,973
Aristocrat Leisure Ltd.	10,106,395	210,306
Suncorp Group Ltd.	20,605,405	189,917
ASX Ltd.	3,084,273	186,572
Telstra Corp. Ltd.	66,025,185	179,017
QBE Insurance Group Ltd.	20,981,159	178,811
* Coles Group Ltd.	17,937,631	174,161
South32 Ltd.	79,784,902	169,764
Dexus	17,294,488	154,682
Origin Energy Ltd.	28,123,826	152,183
AGL Energy Ltd.	10,371,316	148,635
Sonic Healthcare Ltd.	7,518,642	143,899
Fortescue Metals Group Ltd.	25,162,303	141,670
APA Group	18,750,536	141,229
Santos Ltd.	28,072,416	138,318
Treasury Wine Estates Ltd.	11,418,034	137,291
Mirvac Group	61,854,941	135,915
Cochlear Ltd.	890,316	133,771
GPT Group	29,771,032	126,371
Aurizon Holdings Ltd.	30,182,365	118,488
Stockland	35,363,844	110,394
Medibank Pvt Ltd.	43,802,270	107,981
Oil Search Ltd.	21,156,922	102,450
Ramsay Health Care Ltd.	2,023,252	100,530
Sydney Airport	17,547,826	100,161
James Hardie Industries plc	7,040,327	95,220
Tabcorp Holdings Ltd.	30,272,716	92,868
Orica Ltd.	6,096,375	90,825
Vicinity Centres	50,358,804	89,700

Lendlease Group	8,966,979	88,878
Magellan Financial Group Ltd.	2,108,944	88,568
Northern Star Resources Ltd.	9,803,673	86,267
Computershare Ltd.	7,655,200	82,464
SEEK Ltd.	5,509,809	78,441
BlueScope Steel Ltd.	8,375,481	73,924
Caltex Australia Ltd.	3,984,430	73,286
Boral Ltd.	18,591,709	65,157
* Xero Ltd.	1,471,012	64,757
Alumina Ltd.	39,695,788	62,933
Bendigo & Adelaide Bank Ltd.	7,820,570	61,220
Incitec Pivot Ltd.	25,756,910	61,153
Atlas Arteria Ltd.	10,830,986	60,368
Coca-Cola Amatil Ltd.	8,160,066	59,060
Charter Hall Group	7,368,594	56,986
Evolution Mining Ltd.	16,687,206	56,636
AMP Ltd.	46,548,406	56,622
WorleyParsons Ltd.	5,128,862	56,200
^ REA Group Ltd.	800,336	53,682
* Afterpay Touch Group Ltd.	2,743,577	49,265
Downer EDI Ltd.	9,411,035	46,237
Orora Ltd.	19,831,665	45,826
Crown Resorts Ltd.	5,618,149	45,425
Challenger Ltd.	9,138,721	44,025
Iluka Resources Ltd.	6,674,960	43,553
Altium Ltd.	1,724,389	42,882
Qube Holdings Ltd.	19,902,192	42,847
Bank of Queensland Ltd.	6,454,521	41,113
Ansell Ltd.	2,159,522	41,083
Beach Energy Ltd.	28,065,052	40,456
nib holdings Ltd.	7,251,021	39,520
DuluxGroup Ltd.	6,150,445	39,221
CIMIC Group Ltd.	1,548,193	38,646
Qantas Airways Ltd.	9,912,695	38,590
ALS Ltd.	7,762,394	38,055
^ JB Hi-Fi Ltd.	1,844,315	37,833
Star Entertainment Grp Ltd.	13,288,141	37,505
Cleanaway Waste Management Ltd.	21,506,587	35,414
Appen Ltd.	1,708,495	35,335
AusNet Services	28,895,185	35,008
OZ Minerals Ltd.	5,031,223	34,895
carsales.com Ltd.	3,428,093	34,451
* Saracen Mineral Holdings Ltd.	12,145,071	34,345
Steadfast Group Ltd.	12,453,721	32,301
^ Reliance Worldwide Corp. Ltd.	12,439,808	31,172
Nine Entertainment Co. Holdings Ltd.	22,035,997	30,253
Flight Centre Travel Group Ltd.	923,855	29,055
Independence Group NL	7,795,389	28,230
Link Administration Holdings Ltd.	8,116,526	28,111
WiseTech Global Ltd.	1,303,255	28,023
Regis Resources Ltd.	7,345,753	27,734
Metcash Ltd.	14,428,314	27,729
2 Viva Energy Group Ltd.	16,953,657	27,717
TPG Telecom Ltd.	5,766,910	27,443
^ Harvey Norman Holdings Ltd.	9,138,605	27,368
St. Barbara Ltd.	10,899,289	27,315
Whitehaven Coal Ltd.	10,830,660	27,144

	Breville Group Ltd.	2,063,392	27,036
	IDP Education Ltd.	2,047,506	26,761
	IRESS Ltd.	2,783,171	26,616
	Seven Group Holdings Ltd.	2,105,829	25,818
*	NEXTDC Ltd.	5,410,858	25,271
^	Domino's Pizza Enterprises Ltd.	959,565	25,259
	Shopping Centres Australasia Property Group	14,828,437	24,720
	Cromwell Property Group	30,628,836	24,690
	Mineral Resources Ltd.	2,240,969	24,355
	Pendal Group Ltd.	4,454,631	23,689
	Washington H Soul Pattinson & Co. Ltd.	1,507,358	23,336
	CSR Ltd.	8,006,602	21,891
	IOOF Holdings Ltd.	5,450,234	21,656
	GrainCorp Ltd. Class A	3,670,433	21,505
^	Corporate Travel Management Ltd.	1,347,420	21,090
*	Vocus Group Ltd.	9,516,618	20,945
	BWP Trust	7,799,474	19,995
^	InvoCare Ltd.	1,845,701	19,716
	Bapcor Ltd.	4,616,867	19,690
	Sims Metal Management Ltd.	2,610,828	19,328
	Webjet Ltd.	2,054,807	19,002
	Perpetual Ltd.	703,795	18,934
	Charter Hall Retail REIT	6,108,389	18,832
*	Lynas Corp. Ltd.	10,605,245	18,819
	Healius Ltd.	9,223,051	18,489
	Monadelphous Group Ltd.	1,418,152	18,264
	Charter Hall Long Wale REIT	5,018,990	17,809
	Adelaide Brighton Ltd.	7,299,067	17,605
	Platinum Asset Management Ltd.	4,885,356	16,021
*	Nufarm Ltd.	4,817,871	16,002
	Abacus Property Group	5,250,528	14,863
	Ausdrill Ltd.	10,832,865	14,516
	Super Retail Group Ltd.	2,346,818	14,406
	G8 Education Ltd.	7,245,610	14,323
	Premier Investments Ltd.	1,328,219	14,290
	Pro Medicus Ltd.	671,717	14,024
*	Nanosonics Ltd.	3,692,562	13,793
	Viva Energy REIT	7,521,501	13,674
	IPH Ltd.	2,370,426	13,459
*,^	Clinuvel Pharmaceuticals Ltd.	604,027	13,400
	ARB Corp. Ltd.	1,056,713	13,333
*	nearmap Ltd.	5,743,211	13,063
	Costa Group Holdings Ltd.	4,815,880	13,013
^	Blackmores Ltd.	213,024	13,009
	Technology One Ltd.	2,403,162	12,541
	Credit Corp. Group Ltd.	731,552	12,508
	Growthpoint Properties Australia Ltd.	4,161,652	12,506
^	Bingo Industries Ltd.	7,613,727	12,471
*	Gold Road Resources Ltd.	13,290,778	12,463
	National Storage REIT	10,132,047	11,352
	Sandfire Resources NL	2,467,498	11,258
	Brickworks Ltd.	966,441	11,023
	Service Stream Ltd.	5,319,315	10,836
	Elders Ltd.	2,150,671	10,803
	Resolute Mining Ltd.	8,998,843	10,720
^	Bega Cheese Ltd.	3,427,736	10,334
	Tassal Group Ltd.	2,931,330	10,317

	GWA Group Ltd.	4,207,525	10,288
	oOh!media Ltd.	3,338,838	10,158
*,2	Coronado Global Resources Inc.	4,594,793	10,141
	NRW Holdings Ltd.	6,108,989	10,128
	Collins Foods Ltd.	1,662,190	9,838
	Aventus Group	5,536,215	9,325
	Southern Cross Media Group Ltd.	10,203,821	9,313
	Aveo Group	6,530,327	9,132
	GUD Holdings Ltd.	1,376,303	8,916
*	Mayne Pharma Group Ltd.	24,206,508	8,708
*,^	Pilbara Minerals Ltd.	27,263,567	8,666
	Arena REIT	4,464,893	8,663
*	Cooper Energy Ltd.	21,675,583	8,641
	SmartGroup Corp. Ltd.	1,332,529	8,516
	Ingenia Communities Group	3,616,830	8,431
	McMillan Shakespeare Ltd.	885,865	8,388
^	Inghams Group Ltd.	3,012,909	8,348
*	Perseus Mining Ltd.	17,903,401	8,327
	Automotive Holdings Group Ltd.	3,867,010	8,203
	Charter Hall Education Trust	3,146,887	8,128
*	Emeco Holdings Ltd.	5,173,632	8,049
	Genworth Mortgage Insurance Australia Ltd.	3,419,549	7,910
*,^	Bellamy's Australia Ltd.	1,147,188	7,848
*	Kidman Resources Ltd.	5,964,713	7,634
^	Domain Holdings Australia Ltd.	3,681,793	7,573
	Netwealth Group Ltd.	1,286,870	7,275
	Select Harvests Ltd.	1,430,503	7,273
	Rural Funds Group	4,429,437	6,971
*	IMF Bentham Ltd.	2,980,409	6,961
	Estia Health Ltd.	3,736,621	6,883
*,^	Orocobre Ltd.	3,505,328	6,717
	Mount Gibson Iron Ltd.	10,892,747	6,471
	GDI Property Group	6,473,563	6,324
	Centuria Industrial REIT	2,900,057	6,297
	Sigma Healthcare Ltd.	15,428,089	6,277
	Lovisa Holdings Ltd.	823,006	6,235
*	Westgold Resources Ltd.	4,705,927	6,196
*,^	Mesoblast Ltd.	6,184,835	6,187
	New Hope Corp. Ltd.	3,610,247	6,168
	Pact Group Holdings Ltd.	3,220,075	6,167
	Australian Pharmaceutical Industries Ltd.	6,027,888	5,930
	HUB24 Ltd.	686,651	5,805
	Western Areas Ltd.	3,890,539	5,775
	FlexiGroup Ltd.	4,610,006	5,739
	Ardent Leisure Group Ltd.	7,045,680	5,661
*,^	Galaxy Resources Ltd.	6,287,047	5,443
	Hotel Property Investments	2,227,210	5,370
	Freedom Foods Group Ltd.	1,583,264	5,140
	Accent Group Ltd.	4,927,024	5,086
*	Starpharma Holdings Ltd.	5,507,941	4,937
	SpeedCast International Ltd.	3,707,682	4,748
	Eclipx Group Ltd.	4,674,665	4,624
	HT&E Ltd.	3,652,601	4,359
*	Myer Holdings Ltd.	11,835,902	4,354
	Navigator Global Investments Ltd.	1,835,885	4,329
*	Aurelia Metals Ltd.	12,457,219	4,299
*	Australian Agricultural Co. Ltd.	6,269,464	4,250

*,^	Syrah Resources Ltd.	7,180,886	4,194
*	Senex Energy Ltd.	19,528,847	4,160
*	Seven West Media Ltd.	13,572,763	4,015
	Cedar Woods Properties Ltd.	911,508	3,994
	Regis Healthcare Ltd.	1,995,236	3,803
*	Asaleo Care Ltd.	5,710,205	3,765
	SG Fleet Group Ltd.	1,797,158	3,608
	Virtus Health Ltd.	956,617	3,340
*,^	Karoon Energy Ltd.	2,950,714	3,340
	SeaLink Travel Group Ltd.	1,228,402	3,142
	OFX Group Ltd.	3,287,084	3,061
*	Village Roadshow Ltd.	1,600,934	2,897
	Infigen Energy	8,684,993	2,808
*	Cardno Ltd.	4,350,256	2,726
	Japara Healthcare Ltd.	3,536,578	2,528
^	BWX Ltd.	1,592,656	2,401
	MACA Ltd.	3,708,870	2,382
^	ERM Power Ltd.	1,768,426	2,187
*,^	New Century Resources Ltd.	7,754,806	2,041
	A2B Australia Ltd.	1,638,424	2,009
*,^	Clean TeQ Holdings Ltd.	6,980,344	1,991
	WPP AUNZ Ltd.	4,272,962	1,891
*,^	Superloop Ltd.	2,714,567	1,809
*,^	Dacian Gold Ltd.	3,064,686	1,734
	Decmil Group Ltd.	2,736,186	1,697
	Vita Group Ltd.	1,653,420	1,385
*,^	Liquefied Natural Gas Ltd.	7,868,590	1,362
	Newcrest Mining Ltd. ADR	43,026	1,016
	Ainsworth Game Technology Ltd.	1,837,964	884
	Fletcher Building Ltd. (XASX)	269,268	869
	Sims Metal Management Ltd. ADR	66,577	497
*	Cash Converters International Ltd.	4,113,701	366
	Reject Shop Ltd.	95,928	138
*,§	SGH Energy Pty Ltd.	5,925,255	—
*,§	Quintis Ltd.	4,010,408	—
*,§	DSHE Holdings Ltd.	1,313,373	—
			18,821,445
Austria (0.2%)
	Erste Group Bank AG	4,525,134	162,420
	OMV AG	2,254,832	112,825
	Verbund AG	1,045,798	58,362
^	voestalpine AG	1,857,936	49,049
	Raiffeisen Bank International AG	2,063,226	48,386
	Wienerberger AG	1,813,241	41,448
	IMMOFINANZ AG	1,538,372	40,990
	ANDRITZ AG	1,123,911	40,032
	CA Immobilien Anlagen AG	1,094,503	38,552
2	BAWAG Group AG	703,438	27,956
	Lenzing AG	212,845	21,711
	Oesterreichische Post AG	525,597	17,556
	S IMMO AG	750,142	16,568
	UNIQA Insurance Group AG	1,799,093	16,120
	Telekom Austria AG Class A	2,140,452	15,809
	Vienna Insurance Group AG Wiener Versicherung Gruppe	616,403	15,798
	Schoeller-Bleckmann Oilfield Equipment AG	174,183	13,855
	DO & CO AG	96,733	8,527
	Strabag SE	236,629	7,593

	EVN AG	414,215	6,573
	Flughafen Wien AG	143,948	6,355
	Palfinger AG	153,240	3,960
*	Zumtobel Group AG	388,718	3,250
^	Porr AG	134,368	2,931
	Agrana Beteiligungs AG	145,434	2,782
	Kapsch TrafficCom AG	69,000	2,439
*,^	Semperit AG Holding	46,265	646
*,§	Strabag SE Rights Expire 6/28/2021	214,802	309
			782,802
Belgium (0.8%)
	Anheuser-Busch InBev SA/NV	12,191,300	1,225,676
	KBC Group NV	4,350,223	279,710
	Ageas	2,912,602	156,368
	UCB SA	1,908,791	148,841
	Solvay SA Class A	1,092,397	111,856
	Groupe Bruxelles Lambert SA	1,161,748	109,524
	Umicore SA	3,237,546	101,347
*	Argenx SE	600,000	84,293
	Proximus SADP	2,230,967	63,609
	Ackermans & van Haaren NV	355,574	51,794
	Cofinimmo SA	373,368	49,279
	Sofina SA	244,350	47,293
	Warehouses De Pauw CVA	281,515	47,042
	Elia System Operator SA	552,197	42,042
	Aedifica SA	394,031	41,413
	Colruyt SA	758,318	39,513
	Telenet Group Holding NV	734,008	36,051
	Barco NV	154,567	32,279
	KBC Ancora	566,266	24,224
	Euronav NV	2,605,805	21,932
	Ontex Group NV	1,280,983	21,104
^	Melexis NV	290,146	19,860
	Befimmo SA	304,309	17,153
	Gimv NV	289,292	16,980
	D'ieteren SA/NV	352,515	16,510
^	Bekaert SA	555,618	15,646
	Montea C.V.A	182,594	15,418
^	bpost SA	1,581,363	14,704
*	Titan Cement International SA	648,638	13,643
*	Tessenderlo Chemie NV (Voting Shares)	426,452	13,350
*	AGFA-Gevaert NV	2,903,080	11,692
	Orange Belgium SA	497,179	11,343
	Kinepolis Group NV	192,083	11,333
	Retail Estates NV	125,836	11,265
	Fagron	596,903	9,912
	Cie d'Entreprises CFE	112,651	9,900
	Econocom Group SA/NV	2,124,341	7,016
*,^	Mithra Pharmaceuticals SA	212,292	6,273
*	Ion Beam Applications	321,590	6,156
	EVS Broadcast Equipment SA	218,164	5,185
	Van de Velde NV	82,037	2,350
	Wereldhave Belgium Comm VA	24,590	2,191
^	Greenyard NV	177,503	634
			2,973,704

Brazil (2.0%)
Vale SA	50,095,999	653,840
Itau Unibanco Holding SA Preference Shares	62,492,989	570,180
Banco Bradesco SA Preference Shares	58,795,490	531,514
Petroleo Brasileiro SA	49,183,378	371,032
Petroleo Brasileiro SA Preference Shares	53,530,660	365,815
B3 SA - Brasil Bolsa Balcao	31,362,216	346,711
Ambev SA	63,338,478	334,090
Itausa - Investimentos Itau SA Preference Shares	69,016,806	225,514
Banco do Brasil SA	16,451,098	212,172
Lojas Renner SA	12,474,940	155,138
Banco Bradesco SA	13,890,293	113,230
IRB Brasil Resseguros S/A	4,376,652	108,948
JBS SA	15,398,153	100,466
* Rumo SA	17,490,474	100,460
Localiza Rent a Car SA	8,469,531	97,648
Itau Unibanco Holding SA ADR	10,559,730	96,622
BB Seguridade Participacoes SA	10,690,360	90,899
Telefonica Brasil SA Preference Shares	5,853,726	80,221
Magazine Luiza SA	1,153,943	79,741
Raia Drogasil SA	3,587,758	78,038
Kroton Educacional SA	23,393,378	76,990
Petrobras Distribuidora SA	10,870,592	75,768
WEG SA	11,666,117	72,815
Suzano SA	8,840,128	71,043
Ultrapar Participacoes SA	13,452,606	70,112
Banco Santander Brasil SA	6,180,378	69,393
CCR SA	17,637,752	69,093
* BRF SA	7,880,270	68,987
Notre Dame Intermedica Participacoes SA	5,945,822	68,084
Equatorial Energia SA	2,652,767	65,687
Banco Bradesco SA ADR	7,115,132	64,321
Banco BTG Pactual SA	3,892,564	60,953
Cia de Saneamento Basico do Estado de Sao Paulo	4,103,661	57,420
Lojas Americanas SA Preference Shares	12,034,665	57,235
Vale SA Class B ADR	4,235,549	55,020
Petroleo Brasileiro SA Preference Shares	3,850,372	52,827
Gerdau SA Preference Shares	14,446,814	52,051
Hypera SA	6,265,628	49,549
Embraer SA	9,784,939	49,510
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,990,285	48,788
Klabin SA	11,374,175	47,805
Natura Cosmeticos SA	2,905,458	46,570
BR Malls Participacoes SA	11,782,892	46,343
Cia Energetica de Minas Gerais Preference Shares	11,845,024	43,887
* Azul SA Prior Preference Shares.	3,056,755	41,474
Centrais Eletricas Brasileiras SA	3,747,453	38,679
Sul America SA	3,494,490	38,476
Energisa SA	2,930,398	37,932
TIM Participacoes SA	11,558,212	37,010
Cia de Saneamento do Parana	1,580,213	35,444
YDUQS Part	3,913,820	35,176
Centrais Eletricas Brasileiras SA Preference Shares	3,312,428	34,371
Cosan SA	2,563,290	34,174
Engie Brasil Energia SA	2,697,533	34,119
Cielo SA	17,636,357	33,458
Cia Siderurgica Nacional SA	7,614,633	32,982

Atacadao SA	5,213,405	31,980
Multiplan Empreendimentos Imobiliarios SA	4,219,138	31,386
TOTVS SA	2,415,979	30,703
Ambev SA ADR	5,626,730	29,653
Bradespar SA Preference Shares	3,505,484	29,044
* B2W Cia Digital	2,647,644	26,321
2 Hapvida Participacoes e Investimentos SA	2,347,425	25,711
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,014,854	25,669
Transmissora Alianca de Energia Eletrica SA	3,476,075	25,340
CVC Brasil Operadora e Agencia de Viagens SA	1,881,051	25,073
MRV Engenharia e Participacoes SA	4,570,240	24,286
EDP - Energias do Brasil SA	4,620,129	23,353
* Braskem SA Preference Shares	2,586,683	23,072
Qualicorp Consultoria e Corretora de Seguros SA	3,722,125	21,671
Cia Energetica de Sao Paulo Preference Shares	2,852,860	21,671
Porto Seguro SA	1,505,079	20,547
Fleury SA	3,291,176	20,120
Banco do Estado do Rio Grande do Sul SA Preference Shares	3,264,074	20,108
Light SA	3,725,845	18,891
Odontoprev SA	4,105,171	18,824
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,916,342	18,493
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,304,847	18,150
Metalurgica Gerdau SA Preference Shares Class A	9,965,918	17,366
Iguatemi Empresa de Shopping Centers SA	1,370,021	17,264
Cia de Saneamento de Minas Gerais-COPASA	974,501	17,211
Linx SA	1,985,097	16,853
Itau Unibanco Holding SA	2,129,895	16,687
Cia Hering	1,938,995	16,258
Alpargatas SA Preference Shares	2,936,400	15,966
Cia Paranaense de Energia Preference Shares	1,173,041	15,107
Duratex SA	4,515,733	14,874
M Dias Branco SA	1,362,347	13,968
* Gol Linhas Aereas Inteligentes SA Preference Shares	1,271,518	13,650
Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,843,955	13,399
BK Brasil Operacao e Assessoria a Restaurantes SA	2,407,772	12,965
Sao Martinho SA	2,446,617	12,956
2 Banco Inter SA Preference Shares	2,855,952	12,310
* Via Varejo SA	6,004,713	12,147
Cia Brasileira de Distribuicao ADR	487,424	11,874
Lojas Americanas SA	3,180,622	11,660
Iochpe Maxion SA	2,026,630	11,593
Alupar Investimento SA	1,654,751	11,495
Cia de Locacao das Americas	833,533	10,921
Telefonica Brasil SA ADR	728,435	9,936
* Cosan Logistica SA	2,029,529	9,934
EcoRodovias Infraestrutura e Logistica SA	3,208,971	9,905
Ez Tec Empreendimentos e Participacoes SA	1,102,302	9,488
Aliansce Shopping Centers SA	1,256,499	9,281
Cia Siderurgica Nacional SA ADR	2,172,317	9,276
Arezzo Industria e Comercio SA	681,927	9,004
Smiles Fidelidade SA	864,544	8,932
Cia Energetica de Minas Gerais	1,990,257	8,876
Embraer SA ADR	436,812	8,824
Construtora Tenda SA	1,318,583	8,755
Marcopolo SA Preference Shares	8,551,828	8,538
Centrais Eletricas Brasileiras SA ADR Preferrence Shares	812,809	8,242
AES Tiete Energia SA	2,401,266	8,048

Centrais Eletricas Brasileiras SA ADR	783,809	8,042
* BRF SA ADR	920,349	7,998
Grendene SA	3,828,401	7,624
Randon Participacoes SA Preference Shares	2,790,611	7,246
2 Ser Educacional SA	986,862	6,811
Unipar Carbocloro SA Preference Shares	753,558	6,656
SLC Agricola SA	1,386,550	6,554
^ Cia Energetica de Minas Gerais ADR	1,790,094	6,552
^ Gerdau SA ADR	1,735,247	6,177
Cia Paranaense de Energia ADR	458,613	5,921
* Marfrig Global Foods SA	3,310,179	5,751
* Minerva SA	2,420,064	5,466
Santos Brasil Participacoes SA	3,897,607	5,392
* Even Construtora e Incorporadora SA	2,090,458	5,368
Guararapes Confeccoes SA	950,504	4,854
* BR Properties SA	1,765,895	4,646
Tupy SA	919,360	4,628
Movida Participacoes SA	1,110,292	4,344
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	1,033,459	4,119
Direcional Engenharia SA	1,242,436	4,099
Enauta Participacoes SA	1,172,869	4,072
Cia Paranaense de Energia	308,564	3,900
TIM Participacoes SA ADR	243,960	3,894
Camil Alimentos SA	1,982,926	3,840
Mahle-Metal Leve SA	585,664	3,780
* Braskem SA ADR	211,801	3,755
Wiz Solucoes e Corretagem de Seguros SA	1,168,216	3,643
Instituto Hermes Pardini SA	672,742	3,460
^ Gol Linhas Aereas Inteligentes SA ADR	143,580	3,084
Anima Holding SA	538,490	3,036
Sonae Sierra Brasil SA	315,097	2,930
^ Suzano SA ADR	172,127	2,744
Alliar Medicos A Frente SA	707,639	2,742
LOG Commercial Properties e Participacoes SA	317,284	1,956
* Dommo Energia SA	1,561,524	1,743
Petroleo Brasileiro SA	115,400	1,737
* Eneva SA	209,372	1,420
Dimed SA Distribuidora da Medicamentos	11,890	1,203
* Omega Geracao SA	116,600	840
Sinotrans Ltd. Class A	844,100	548
Cia de Saneamento do Parana Preference Shares	36,801	154
Klabin SA Preference Shares	35,100	27
		7,712,210
Canada (6.9%)
^ Royal Bank of Canada	22,900,525	1,808,375
Toronto-Dominion Bank	29,262,142	1,710,543
Canadian National Railway Co. (Toronto Shares)	11,509,159	1,089,350
Bank of Nova Scotia	19,549,072	1,043,664
Enbridge Inc. (XTSE)	31,076,734	1,037,932
^ Bank of Montreal	10,116,242	757,300
Suncor Energy Inc.	24,948,089	715,854
TC Energy Corp.	14,542,798	712,044
Brookfield Asset Management Inc. Class A	13,416,985	657,430
Manulife Financial Corp.	31,265,909	566,188
Canadian Imperial Bank of Commerce	7,037,939	553,682
Canadian Pacific Railway Ltd.	2,227,544	531,839

	Nutrien Ltd.	9,277,807	508,670
*	Shopify Inc. Class A	1,570,976	499,229
	Canadian Natural Resources Ltd.	18,662,017	472,701
^	Alimentation Couche-Tard Inc. Class B	6,757,641	414,224
	Sun Life Financial Inc.	9,414,610	391,194
	Constellation Software Inc.	315,660	300,327
	Rogers Communications Inc. Class B	5,685,767	295,145
*	CGI Inc.	3,808,029	293,090
	Barrick Gold Corp. (XTSE)	17,903,170	290,971
	Pembina Pipeline Corp.	7,941,215	288,153
^	Restaurant Brands International Inc. (XTSE)	3,680,872	271,087
	National Bank of Canada	5,273,668	255,252
	Fortis Inc. (XTSE)	6,415,481	252,867
	Franco-Nevada Corp.	2,895,975	251,681
	Magna International Inc.	4,890,877	246,656
	Waste Connections Inc. (XTSE)	2,431,740	220,566
	BCE Inc.	4,729,839	213,735
	Thomson Reuters Corp.	3,121,303	209,632
	Intact Financial Corp.	2,195,126	204,610
	Fairfax Financial Holdings Ltd.	429,240	198,863
	Agnico Eagle Mines Ltd.	3,692,882	192,926
	Wheaton Precious Metals Corp.	7,055,298	184,428
	Dollarama Inc.	4,945,976	183,254
	Open Text Corp.	4,072,222	173,682
	Teck Resources Ltd. Class B	8,011,703	163,901
	Waste Connections Inc. (XNYS)	1,767,314	160,331
^	Emera Inc.	3,737,030	155,167
	Loblaw Cos. Ltd.	2,951,217	153,129
	Cenovus Energy Inc.	16,174,355	150,371
	Metro Inc.	3,798,696	148,575
	Barrick Gold Corp. (XLON)	8,663,441	142,552
	Shaw Communications Inc. Class B	7,080,226	138,783
*	Bausch Health Cos. Inc.	5,482,094	131,715
	Gildan Activewear Inc.	3,245,648	127,829
	Kirkland Lake Gold Ltd.	2,945,095	121,794
	Power Corp. of Canada	5,548,896	117,638
	CCL Industries Inc. Class B	2,315,987	115,817
	CAE Inc.	4,263,257	114,964
	TELUS Corp.	3,138,583	112,816
	Inter Pipeline Ltd.	6,435,998	108,307
	Encana Corp.	23,504,915	107,391
	Saputo Inc.	3,475,539	104,967
	Imperial Oil Ltd.	3,785,949	103,670
^	Canadian Tire Corp. Ltd. Class A	921,420	100,611
	First Quantum Minerals Ltd.	10,804,298	99,546
	RioCan REIT	4,958,148	97,750
	Algonquin Power & Utilities Corp.	7,841,295	97,675
*,^	Canopy Growth Corp.	2,830,020	92,783
	WSP Global Inc.	1,634,495	92,190
	George Weston Ltd.	1,157,251	91,524
	Great-West Lifeco Inc.	4,124,463	90,564
2	Hydro One Ltd.	4,996,231	88,242
	Canadian Apartment Properties REIT	2,308,067	85,184
	Keyera Corp.	3,331,573	84,766
^	H&R REIT	4,647,364	79,862
	Power Financial Corp.	3,634,611	79,560
*	Kinross Gold Corp.	19,619,280	79,381

*,^	Aurora Cannabis Inc.	12,576,225	78,518
	Onex Corp.	1,293,974	78,170
^	Parkland Fuel Corp.	2,306,038	75,359
*,^	Cronos Group Inc.	5,296,726	72,921
*	Air Canada Class B	2,116,504	72,822
	Empire Co. Ltd.	2,731,483	72,292
	iA Financial Corp. Inc.	1,714,343	68,792
^	AltaGas Ltd.	4,318,533	66,129
	TMX Group Ltd.	872,480	64,798
	Allied Properties REIT	1,739,537	64,491
	Toromont Industries Ltd.	1,241,180	62,257
	Ritchie Bros Auctioneers Inc.	1,706,366	61,607
*	Bombardier Inc. Class B	33,358,570	57,375
	Cameco Corp.	6,227,723	57,191
*	BlackBerry Ltd.	7,813,909	57,015
	CI Financial Corp.	3,627,996	56,242
	Tourmaline Oil Corp.	4,032,800	53,168
	Canadian Utilities Ltd. Class A	1,936,200	52,725
	SmartCentres REIT	2,144,086	52,619
	Element Fleet Management Corp.	6,813,328	51,830
	FirstService Corp.	481,297	50,507
*	B2Gold Corp.	15,562,865	49,644
^	PrairieSky Royalty Ltd.	3,679,463	49,290
^	Pan American Silver Corp.	3,223,143	49,087
	Lundin Mining Corp.	10,063,544	48,724
	Methanex Corp.	1,203,833	47,385
	Finning International Inc.	2,629,828	45,471
	SNC-Lavalin Group Inc.	2,813,565	44,512
*	Descartes Systems Group Inc.	1,223,889	44,465
^	Yamana Gold Inc.	14,941,358	44,152
	Stantec Inc.	1,836,496	43,749
*	Detour Gold Corp.	2,791,891	42,646
*,^	Canada Goose Holdings Inc.	899,653	42,133
	Quebecor Inc. Class B	1,839,088	41,664
	First Capital Realty Inc.	2,511,646	41,582
	Atco Ltd.	1,230,366	41,009
	Colliers International Group Inc.	563,663	40,949
	TFI International Inc.	1,291,083	40,842
*	Parex Resources Inc.	2,381,736	40,712
	Alamos Gold Inc. Class A	6,173,511	40,508
	Gibson Energy Inc.	2,324,508	40,280
	Boyd Group Income Fund	312,464	40,231
	Choice Properties REIT	3,780,828	39,332
^	Vermilion Energy Inc.	2,160,931	38,723
	Husky Energy Inc.	4,969,564	38,558
	Chartwell Retirement Residences	3,298,067	38,433
	Granite REIT	809,691	37,632
	IGM Financial Inc.	1,348,127	37,243
	West Fraser Timber Co. Ltd.	952,537	37,234
*,^	Stars Group Inc.	2,363,282	36,780
	Capital Power Corp.	1,636,103	36,719
	Northland Power Inc.	1,896,306	36,093
^	Premium Brands Holdings Corp.	468,767	34,115
	Canadian Western Bank	1,425,340	33,295
^	Dream Global REIT	2,940,659	31,394
*	Ivanhoe Mines Ltd.	9,795,464	30,727
*	Great Canadian Gaming Corp.	891,006	29,583

^	ARC Resources Ltd.	5,775,671	29,539
*	SSR Mining Inc.	1,901,174	29,372
*	Pretium Resources Inc.	2,673,030	28,982
	Maple Leaf Foods Inc.	1,230,521	28,856
	Crescent Point Energy Corp.	8,680,921	28,809
^	Osisko Gold Royalties Ltd.	2,432,255	28,694
	Stella-Jones Inc.	918,947	28,666
	TransAlta Corp.	4,582,926	28,092
*	Centerra Gold Inc.	3,433,884	27,423
^	Cominar REIT	2,856,992	26,994
*	IAMGOLD Corp.	7,359,913	26,767
	Cott Corp.	2,090,447	26,752
	OceanaGold Corp.	9,781,573	26,533
	Linamar Corp.	749,898	25,398
*	Kinaxis Inc.	402,983	25,349
^	Enerplus Corp.	3,815,485	25,296
*,^	First Majestic Silver Corp.	2,551,633	24,070
^	Laurentian Bank of Canada	689,878	23,736
*	Seven Generations Energy Ltd. Class A	4,271,435	23,723
	BRP Inc.	647,607	22,812
^	Genworth MI Canada Inc.	616,538	22,755
*	NovaGold Resources Inc.	3,678,292	22,742
	Superior Plus Corp.	2,255,968	22,529
*	Endeavour Mining Corp.	1,194,433	22,318
	Innergex Renewable Energy Inc.	1,912,735	21,782
^	Whitecap Resources Inc.	6,557,585	21,067
*,2	Spin Master Corp.	734,869	20,880
	WestJet Airlines Ltd.	890,705	20,759
*	SEMAFO Inc.	5,131,467	20,568
	NFI Group Inc.	874,490	19,281
^	Boardwalk REIT	600,537	19,106
	Eldorado Gold Corp.	2,468,990	18,932
	Artis REIT	2,125,985	18,815
*	ATS Automation Tooling Systems Inc.	1,170,227	18,753
	Norbord Inc.	808,934	18,749
*	Alacer Gold Corp.	4,629,184	18,414
	Hudbay Minerals Inc.	3,729,157	18,112
*,^	Home Capital Group Inc. Class B	988,097	17,781
^	Cineplex Inc.	983,228	17,656
	Enerflex Ltd.	1,402,370	17,649
	North West Co. Inc.	764,580	17,501
*	Torex Gold Resources Inc.	1,356,457	17,472
*,^	Aphria Inc.	3,182,689	17,266
	Winpak Ltd.	490,065	16,880
*	MEG Energy Corp.	3,939,458	16,566
	Barrick Gold Corp. (XNYS)	998,659	16,238
	Dream Office REIT	854,682	15,924
	Enghouse Systems Ltd.	605,239	15,849
	Russel Metals Inc.	988,368	15,674
	Pason Systems Inc.	1,152,378	15,490
	Northview Apartment REIT	748,732	15,431
^	TransAlta Renewables Inc.	1,481,535	15,368
*	Canadian Solar Inc.	720,056	15,352
	Aecon Group Inc.	984,080	15,151
	Cogeco Communications Inc.	181,442	14,329
	ShawCor Ltd.	1,090,394	14,276
	ECN Capital Corp.	3,801,532	13,624

	Transcontinental Inc. Class A	1,147,780	13,201
*	Celestica Inc.	1,823,722	12,975
^	Secure Energy Services Inc.	2,378,132	12,649
*	Baytex Energy Corp.	8,275,793	12,604
^	Corus Entertainment Inc. Class B	3,149,428	12,099
	Mullen Group Ltd.	1,570,764	12,009
	Enbridge Inc. (XNYS)	358,628	11,975
	Hudson's Bay Co.	1,595,779	11,873
^	Westshore Terminals Investment Corp.	722,671	11,400
	Martinrea International Inc.	1,332,785	10,916
	Fortis Inc. (XNYS)	272,003	10,722
	Cascades Inc.	1,035,686	9,487
*	Turquoise Hill Resources Ltd.	15,857,210	9,011
*	Precision Drilling Corp.	4,622,315	7,950
	Birchcliff Energy Ltd.	3,890,388	7,753
*	Kelt Exploration Ltd.	2,348,018	7,437
*	Canfor Corp.	983,123	7,091
^	TORC Oil & Gas Ltd.	2,215,476	6,899
*,^	Paramount Resources Ltd. Class A	1,083,354	6,518
	Peyto Exploration & Development Corp.	2,112,105	6,401
	Ensign Energy Services Inc.	1,901,794	5,980
*	Gran Tierra Energy Inc. (XTSE)	3,582,199	5,808
^	Just Energy Group Inc.	1,541,773	5,362
*	Sierra Wireless Inc.	446,998	5,273
	Restaurant Brands International Inc. (XNYS)	70,000	5,159
	First National Financial Corp.	207,579	5,151
	CES Energy Solutions Corp.	3,516,611	5,063
*	Gran Tierra Energy Inc. (XASE)	2,762,185	4,502
*	NuVista Energy Ltd.	1,898,811	3,913
*	China Gold International Resources Corp. Ltd.	3,143,803	3,573
	Morguard REIT	369,109	3,429
*,§	Tahoe Resources Inc. CVR Expire 02/26/2028	4,572,450	1,766
	Dorel Industries Inc. Class B	205,125	1,450
*	Poseidon Concepts Corp.	320,721	—
*,^,§	Great Basin Gold Ltd.	2,279,068	—
			25,978,524
Chile (0.2%)
	Enel Americas SA	527,764,360	87,079
	Empresas COPEC SA	7,708,924	70,737
	SACI Falabella	11,146,509	68,873
	Banco de Chile	451,588,568	64,786
	Banco Santander Chile	775,944,301	56,189
	Latam Airlines Group SA	4,664,054	44,453
	Banco de Credito e Inversiones SA	687,036	43,281
	Empresas CMPC SA	18,321,986	42,967
	Cencosud SA	21,496,235	42,442
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,225,870	35,957
	Enel Chile SA	392,982,711	35,619
	Cia Cervecerias Unidas SA	2,306,699	32,339
	Parque Arauco SA	9,199,237	25,062
	Aguas Andinas SA Class A	42,407,480	23,736
	Itau CorpBanca	2,571,231,131	19,941
*	Empresa Nacional de Telecomunicaciones SA	2,171,245	19,892
	Colbun SA	105,712,992	19,851
	Banco Santander Chile ADR	593,021	17,192
	Engie Energia Chile SA	7,060,696	12,436
	CAP SA	1,185,804	12,161

	Embotelladora Andina SA Preference Shares	3,393,219	11,929
	Vina Concha y Toro SA	5,714,453	11,485
	SONDA SA	7,733,532	10,216
	Inversiones Aguas Metropolitanas SA	6,961,146	10,165
	AES Gener SA	40,011,259	10,030
	Plaza SA	3,825,115	9,006
	Enel Americas SA ADR	1,058,121	8,730
^	Sociedad Quimica y Minera de Chile SA ADR	282,587	8,333
	SMU SA	32,184,489	8,251
*	Cia Sud Americana de Vapores SA	217,392,133	7,380
	Inversiones La Construccion SA	436,770	6,841
	Ripley Corp. SA	9,105,203	6,719
	Salfacorp SA	4,942,048	5,419
	Enel Chile SA ADR	926,695	4,263
	Besalco SA	3,154,215	2,710
	Forus SA	1,101,258	2,425
	Sociedad de Inversiones Oro Blanco SA	467,365,310	2,324
^	Latam Airlines Group SA ADR	197,778	1,903
	Empresas Tricot SA	1,402,362	1,544
			904,666
China (7.1%)
	Tencent Holdings Ltd.	90,377,040	4,210,935
*	Alibaba Group Holding Ltd. ADR	19,113,619	3,308,759
	China Construction Bank Corp.	1,471,421,194	1,129,655
	Ping An Insurance Group Co. of China Ltd.	86,620,190	1,020,889
	Industrial & Commercial Bank of China Ltd.	1,234,958,403	829,332
	China Mobile Ltd.	83,699,730	711,814
*	Baidu Inc. ADR	4,395,371	490,963
	Bank of China Ltd.	1,206,828,047	490,078
*	Meituan Dianping Class B	53,595,476	433,383
	CNOOC Ltd.	251,323,540	414,374
*	JD.com Inc. ADR	12,633,497	377,868
	China Life Insurance Co. Ltd.	117,752,695	299,936
	China Merchants Bank Co. Ltd.	60,133,334	297,895
	China Petroleum & Chemical Corp.	407,944,773	261,905
	NetEase Inc. ADR	1,133,277	261,583
*	Ctrip.com International Ltd. ADR	6,048,748	235,780
*	New Oriental Education & Technology Group Inc. ADR	2,172,805	226,645
	China Overseas Land & Investment Ltd.	60,510,317	206,283
	Agricultural Bank of China Ltd.	488,642,875	197,791
2	China Tower Corp. Ltd.	738,814,374	190,945
	China Resources Land Ltd.	42,304,858	180,786
	PetroChina Co. Ltd.	330,224,414	175,152
	China Pacific Insurance Group Co. Ltd.	40,894,193	174,433
*,^,2	Xiaomi Corp. Class B	144,032,303	164,482
*	TAL Education Group ADR	5,055,928	162,801
	Sunac China Holdings Ltd.	35,123,459	158,430
	Country Garden Holdings Co. Ltd.	116,373,464	156,791
	Shenzhou International Group Holdings Ltd.	11,295,146	155,791
	ANTA Sports Products Ltd.	18,959,942	141,535
	PICC Property & Casualty Co. Ltd.	106,774,341	126,780
	China Gas Holdings Ltd.	30,259,463	125,380
	ENN Energy Holdings Ltd.	12,012,276	123,563
	Sino Biopharmaceutical Ltd.	100,814,835	122,971
	CSPC Pharmaceutical Group Ltd.	69,253,084	120,180
	Sunny Optical Technology Group Co. Ltd.	10,315,985	119,288
	Geely Automobile Holdings Ltd.	77,852,659	118,735

	China Resources Beer Holdings Co. Ltd.	25,095,257	117,583
	Anhui Conch Cement Co. Ltd.	18,764,153	108,349
	China Shenhua Energy Co. Ltd.	54,589,365	107,844
	CITIC Ltd.	78,755,856	104,278
	ZTO Express Cayman Inc. ADR	5,224,851	102,668
*,2	Wuxi Biologics Cayman Inc.	9,508,452	101,049
	China Telecom Corp. Ltd.	220,281,275	98,252
	Guangdong Investment Ltd.	46,083,067	96,855
2	Longfor Group Holdings Ltd.	25,679,303	94,967
	China Vanke Co. Ltd.	24,926,018	93,624
	China Unicom Hong Kong Ltd.	94,704,502	92,266
^	China Evergrande Group	34,113,465	90,062
	China Conch Venture Holdings Ltd.	26,115,525	89,865
	Bank of Communications Co. Ltd.	123,303,962	89,710
2	Postal Savings Bank of China Co. Ltd.	148,666,425	86,457
*	58.com Inc. ADR	1,527,390	86,114
	Hengan International Group Co. Ltd.	11,332,905	85,718
	China CITIC Bank Corp. Ltd.	134,911,112	74,747
*,^	Autohome Inc. ADR	877,588	74,595
	China Minsheng Banking Corp. Ltd.	104,372,647	71,893
*	BeiGene Ltd. ADR	518,484	71,209
	Sinopharm Group Co. Ltd.	18,851,037	69,685
	CITIC Securities Co. Ltd.	35,698,830	68,160
	New China Life Insurance Co. Ltd.	13,712,133	68,015
^	BYD Co. Ltd.	10,787,649	67,408
	Li Ning Co. Ltd.	26,508,861	65,355
	China Resources Gas Group Ltd.	12,621,896	63,887
	China Taiping Insurance Holdings Co. Ltd.	23,062,165	63,675
	China Communications Construction Co. Ltd.	71,154,058	59,882
	China Jinmao Holdings Group Ltd.	91,941,883	59,239
2	People's Insurance Co. Group of China Ltd.	129,585,770	54,361
	China National Building Material Co. Ltd.	61,457,625	53,881
	Huazhu Group Ltd. ADR	1,631,251	53,440
	Haitong Securities Co. Ltd.	53,675,936	53,190
*	Alibaba Health Information Technology Ltd.	59,193,093	53,178
	Momo Inc. ADR	1,553,484	52,772
*	Vipshop Holdings Ltd. ADR	6,771,341	51,462
	Shimao Property Holdings Ltd.	18,631,291	51,456
	CRRC Corp. Ltd.	64,169,623	50,511
	China Everbright International Ltd.	57,241,042	50,407
2	CGN Power Co. Ltd.	173,724,835	50,144
	Guangzhou Automobile Group Co. Ltd.	49,286,830	50,112
	Brilliance China Automotive Holdings Ltd.	44,202,066	48,172
	Fosun International Ltd.	36,788,009	48,091
*,2	Innovent Biologics Inc.	14,645,846	47,027
	Country Garden Services Holdings Co. Ltd.	19,408,245	46,733
	Weichai Power Co. Ltd.	30,224,155	46,569
	Beijing Enterprises Water Group Ltd.	86,012,420	45,272
	Haier Electronics Group Co. Ltd.	19,140,595	44,986
^,2	Huatai Securities Co. Ltd.	27,180,460	44,034
	China Railway Group Ltd.	62,140,017	43,508
	China Resources Power Holdings Co. Ltd.	29,805,069	42,801
*	YY Inc. ADR	654,720	42,026
*	Alibaba Pictures Group Ltd.	206,817,702	41,792
	Dongfeng Motor Group Co. Ltd.	46,854,575	41,790
	Beijing Enterprises Holdings Ltd.	8,156,044	39,820
	Yihai International Holding Ltd.	7,437,421	39,464

*	China Biologic Products Holdings Inc.	410,442	39,374
	Kweichow Moutai Co. Ltd. Class A	279,312	39,172
	Kunlun Energy Co. Ltd.	44,361,692	38,689
	Zhuzhou CRRC Times Electric Co. Ltd.	8,067,595	38,562
	Huaneng Power International Inc.	65,473,377	38,103
*,^	iQIYI Inc. ADR	2,048,188	38,076
*,^	Pinduoduo Inc. ADR	1,694,254	37,731
*	ZTE Corp.	12,458,660	37,210
*	SINA Corp.	942,602	36,875
	Zijin Mining Group Co. Ltd.	91,807,910	36,743
	China Railway Construction Corp. Ltd.	30,767,894	35,550
	Yangzijiang Shipbuilding Holdings Ltd.	33,448,907	34,491
	Tsingtao Brewery Co. Ltd.	5,883,962	34,414
	China Merchants Port Holdings Co. Ltd.	20,665,098	34,200
	Shandong Weigao Group Medical Polymer Co. Ltd.	35,832,638	34,161
	CIFI Holdings Group Co. Ltd.	53,491,229	34,100
	China Oilfield Services Ltd.	29,830,039	33,651
^	Great Wall Motor Co. Ltd.	49,168,397	33,307
	Kingdee International Software Group Co. Ltd.	34,528,731	32,891
	China Longyuan Power Group Corp. Ltd.	53,770,145	32,880
*	Genscript Biotech Corp.	13,392,762	32,735
*,2	3SBio Inc.	19,366,859	32,706
2	China International Capital Corp. Ltd.	17,071,111	32,296
	China Cinda Asset Management Co. Ltd.	147,994,130	32,285
	Far East Horizon Ltd.	34,458,030	32,050
*,^	Weibo Corp. ADR	811,559	31,789
	China Resources Cement Holdings Ltd.	34,698,198	31,711
2	China Galaxy Securities Co. Ltd.	58,846,633	31,409
	Ping An Insurance Group Co. of China Ltd. Class A	2,435,539	30,870
	Guangzhou R&F Properties Co. Ltd.	16,934,217	30,639
	China Hongqiao Group Ltd.	41,549,647	30,363
	TravelSky Technology Ltd.	15,323,656	29,994
*	Kingsoft Corp. Ltd.	13,867,039	29,878
	China State Construction International Holdings Ltd.	28,467,591	29,243
	Agile Group Holdings Ltd.	22,597,903	29,044
2	China Huarong Asset Management Co. Ltd.	172,162,572	29,025
	Air China Ltd.	29,791,254	28,931
*,^	GDS Holdings Ltd. ADR	702,546	28,931
	Kingboard Holdings Ltd.	11,443,565	28,172
*	51job Inc. ADR	362,814	28,136
2	China Resources Pharmaceutical Group Ltd.	25,821,477	28,083
	Yanzhou Coal Mining Co. Ltd.	31,665,304	27,871
	Zhongsheng Group Holdings Ltd.	9,862,620	27,412
*	GF Securities Co. Ltd.	24,098,822	27,028
	China Communications Services Corp. Ltd.	38,637,541	26,900
^	China Aoyuan Group Ltd.	19,976,764	26,721
	Shenzhen International Holdings Ltd.	14,323,913	26,458
	Jiangsu Expressway Co. Ltd.	19,606,249	26,417
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	8,848,062	26,193
	Shanghai Pharmaceuticals Holding Co. Ltd.	12,941,091	24,885
	Logan Property Holdings Co. Ltd.	16,384,192	24,774
2	Guotai Junan Securities Co. Ltd.	15,255,172	24,660
^,2	WuXi AppTec Co. Ltd.	2,626,400	24,264
	COSCO SHIPPING Ports Ltd.	27,706,251	24,145
	Jiangxi Copper Co. Ltd.	19,296,873	23,882
2	Fuyao Glass Industry Group Co. Ltd.	7,879,799	23,861
	Yuexiu Property Co. Ltd.	103,557,289	23,410

	AviChina Industry & Technology Co. Ltd.	42,135,251	22,616
	Chongqing Rural Commercial Bank Co. Ltd.	43,215,475	22,589
	Zhejiang Expressway Co. Ltd.	23,243,209	22,498
2	BAIC Motor Corp. Ltd.	35,088,129	22,168
	China Everbright Bank Co. Ltd.	49,172,480	22,114
	Future Land Development Holdings Ltd.	26,183,409	21,998
	China Merchants Bank Co. Ltd. Class A	4,171,314	21,946
2	Haidilao International Holding Ltd.	5,633,494	21,816
	Beijing Capital International Airport Co. Ltd.	27,687,239	21,815
*	Aluminum Corp. of China Ltd.	65,602,454	21,423
	Huaneng Renewables Corp. Ltd.	78,578,604	21,357
^	Fanhua Inc. ADR	625,444	21,184
2	Dali Foods Group Co. Ltd.	32,923,950	20,519
	Times China Holdings Ltd.	11,635,620	20,420
	Nine Dragons Paper Holdings Ltd.	25,189,112	20,389
^,2	Luye Pharma Group Ltd.	26,299,040	20,308
	SSY Group Ltd.	22,805,479	20,221
	Sinopec Shanghai Petrochemical Co. Ltd.	56,979,883	19,879
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	16,893,541	19,860
	China Medical System Holdings Ltd.	20,241,605	19,308
*,^	GOME Retail Holdings Ltd.	181,248,530	19,304
	Zhaojin Mining Industry Co. Ltd.	16,401,611	19,063
	KWG Group Holdings Ltd.	20,302,673	18,876
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,632,366	18,837
	BYD Electronic International Co. Ltd.	12,042,821	18,807
	Sino-Ocean Group Holding Ltd.	46,737,658	18,805
2	Legend Holdings Corp.	7,952,580	18,728
	China Molybdenum Co. Ltd.	65,471,543	18,621
	China Traditional Chinese Medicine Holdings Co. Ltd.	40,187,370	18,350
	China Southern Airlines Co. Ltd.	28,527,067	18,286
	Shenzhen Investment Ltd.	50,968,364	18,275
	Haitian International Holdings Ltd.	9,039,554	18,262
*,^	Baozun Inc. ADR	365,747	18,145
2	Sinopec Engineering Group Co. Ltd.	22,965,215	17,991
	China Reinsurance Group Corp.	101,794,059	17,891
	China Power International Development Ltd.	70,343,866	17,631
	China Everbright Ltd.	13,171,709	17,400
^	Ausnutria Dairy Corp. Ltd.	9,613,169	17,348
	China Oriental Group Co. Ltd.	37,495,193	16,692
2	China Railway Signal & Communication Corp. Ltd.	24,814,072	16,566
*	Zai Lab Ltd. ADR	514,215	16,517
	Shanghai Industrial Holdings Ltd.	7,872,080	16,129
2	China Merchants Securities Co. Ltd.	13,779,849	15,906
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	22,781,886	15,905
	China SCE Group Holdings Ltd.	28,720,997	15,627
*	China First Capital Group Ltd.	51,003,413	15,584
	Chinasoft International Ltd.	30,795,395	15,311
	Sinotruk Hong Kong Ltd.	10,439,561	15,308
	Yuzhou Properties Co. Ltd.	32,148,631	15,104
	Anhui Gujing Distillery Co. Ltd. Class B	1,764,248	15,053
	Industrial & Commercial Bank of China Ltd. Class A	18,346,070	14,961
*	China Eastern Airlines Corp. Ltd.	26,913,493	14,787
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,586,133	14,735
*	COSCO SHIPPING Holdings Co. Ltd.	39,388,535	14,649
	Shanghai Electric Group Co. Ltd.	42,029,291	14,598
	China Lesso Group Holdings Ltd.	15,708,713	14,514
*,^	BEST Inc. ADR	2,895,167	14,476

	Wuliangye Yibin Co. Ltd. Class A	832,800	14,467
	Bosideng International Holdings Ltd.	41,607,050	14,354
	Yuexiu REIT	20,415,829	14,096
^	Shenzhen Expressway Co. Ltd.	11,834,477	14,047
	Agricultural Bank of China Ltd. Class A	26,892,000	14,012
^	Health & Happiness H&H International Holdings Ltd.	2,383,298	13,886
	Lee & Man Paper Manufacturing Ltd.	22,714,063	13,865
*,^,2	China Literature Ltd.	3,442,360	13,740
	Kingboard Laminates Holdings Ltd.	16,534,262	13,635
	China Coal Energy Co. Ltd.	34,614,311	13,412
	Sihuan Pharmaceutical Holdings Group Ltd.	64,489,759	13,211
	Kaisa Group Holdings Ltd.	31,797,768	13,188
*,^	Bilibili Inc. ADR	866,196	13,123
	China Water Affairs Group Ltd.	14,564,552	12,958
^	China Yongda Automobiles Services Holdings Ltd.	13,858,616	12,842
2	Hua Hong Semiconductor Ltd.	6,227,503	12,834
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	5,589,084	12,510
	Powerlong Real Estate Holdings Ltd.	20,431,300	12,395
	Industrial Bank Co. Ltd. Class A	4,438,144	12,259
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,430,023	12,239
	Xtep International Holdings Ltd.	16,847,552	12,132
2	Fu Shou Yuan International Group Ltd.	14,147,786	12,089
	Xinjiang Goldwind Science & Technology Co. Ltd.	10,806,268	12,076
2	Qingdao Port International Co. Ltd.	16,908,493	12,051
	Hollysys Automation Technologies Ltd.	691,068	11,949
	China Zhongwang Holdings Ltd.	22,899,010	11,662
*,^,2	Ping An Healthcare and Technology Co. Ltd.	2,713,859	11,658
	Tong Ren Tang Technologies Co. Ltd.	9,751,895	11,652
*,^	GCL-Poly Energy Holdings Ltd.	204,306,935	11,637
	Poly Property Group Co. Ltd.	31,533,501	11,633
*	Lao Feng Xiang Co. Ltd. Class B	3,311,723	11,571
	COSCO SHIPPING Energy Transportation Co. Ltd.	20,041,283	11,414
	Maanshan Iron & Steel Co. Ltd.	30,017,699	11,378
	Ronshine China Holdings Ltd.	8,567,934	11,154
	Sinotrans Ltd.	31,885,325	10,990
	Shanghai Pudong Development Bank Co. Ltd. Class A	6,408,700	10,976
*	Digital China Holdings Ltd.	19,540,849	10,884
	Gree Electric Appliances Inc. of Zhuhai Class A	1,365,599	10,858
^	Fufeng Group Ltd.	21,919,193	10,755
	BBMG Corp.	36,728,530	10,686
2	A-Living Services Co. Ltd.	5,360,512	10,612
	China Overseas Property Holdings Ltd.	20,973,256	10,606
	Angang Steel Co. Ltd.	27,730,611	10,518
	Greentown Service Group Co. Ltd.	12,422,675	10,465
	Huadian Power International Corp. Ltd.	24,874,964	10,412
	Datang International Power Generation Co. Ltd.	46,329,296	10,410
	Yanlord Land Group Ltd.	10,819,458	10,155
	Huaxin Cement Co. Ltd. Class B	5,224,863	10,135
	China Agri-Industries Holdings Ltd.	33,219,012	10,112
2	CSC Financial Co. Ltd.	13,961,354	10,064
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	18,792,543	10,051
	Metallurgical Corp. of China Ltd.	40,431,539	9,869
	China Overseas Grand Oceans Group Ltd.	18,580,995	9,725
^	Zhongyu Gas Holdings Ltd.	9,315,003	9,689
	Greatview Aseptic Packaging Co. Ltd.	17,432,301	9,531
	Greentown China Holdings Ltd.	12,609,471	9,468
*,^,2	Tongcheng-Elong Holdings Ltd.	5,168,800	9,445

	Jiangxi Bank Co. Ltd.	15,476,251	9,428
*	21Vianet Group Inc. ADR	1,274,402	9,380
	China CITIC Bank Corp. Ltd. Class A	10,857,100	9,327
	Dongyue Group Ltd.	17,279,485	9,303
^	NetDragon Websoft Holdings Ltd.	3,719,510	9,299
	Jiangsu Hengrui Medicine Co. Ltd. Class A	949,456	9,155
	SOHO China Ltd.	28,604,977	9,146
^	China Education Group Holdings Ltd.	5,846,534	9,079
*,^	NIO Inc. ADR	2,606,625	9,045
^	China Maple Leaf Educational Systems Ltd.	24,409,950	8,754
^	Hopson Development Holdings Ltd.	8,430,560	8,726
	Zhenro Properties Group Ltd.	14,727,501	8,577
^	Skyworth Group Ltd.	31,397,174	8,525
2	Genertec Universal Medical Group Co. Ltd.	11,249,002	8,515
	China Yangtze Power Co. Ltd. Class A	3,095,885	8,393
	China Vanke Co. Ltd. Class A	2,000,444	8,285
^,2	Red Star Macalline Group Corp. Ltd.	9,501,488	8,283
	Shanghai Baosight Software Co. Ltd. Class B	4,605,322	8,279
*,^	JinkoSolar Holding Co. Ltd. ADR	422,569	8,278
*,2	Meitu Inc.	28,395,928	8,273
	Yuexiu Transport Infrastructure Ltd.	10,375,793	8,241
*	Qudian Inc. ADR	896,373	8,193
	Tianneng Power International Ltd.	10,254,529	8,187
	Jiayuan International Group Ltd.	18,714,057	8,097
	Vinda International Holdings Ltd.	4,118,708	8,052
	Lonking Holdings Ltd.	30,860,821	8,005
2	Midea Real Estate Holding Ltd.	2,947,600	7,999
*,2	China Logistics Property Holdings Co. Ltd.	20,188,097	7,921
	SAIC Motor Corp. Ltd. Class A	2,188,000	7,850
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,760,020	7,797
2	Orient Securities Co. Ltd.	12,773,567	7,786
2	China Yuhua Education Corp. Ltd.	15,663,813	7,758
^,2	Zhou Hei Ya International Holdings Co. Ltd.	14,251,067	7,722
	China International Marine Containers Group Co. Ltd.	8,162,190	7,720
	China State Construction Engineering Corp. Ltd. Class A	9,033,560	7,675
^	Oshidori International Holdings Ltd.	61,322,286	7,559
	China BlueChemical Ltd.	27,518,605	7,545
	Bank of China Ltd. Class A	14,035,288	7,536
	Ping An Bank Co. Ltd. Class A	3,647,971	7,419
	COSCO SHIPPING Development Co. Ltd.	60,222,329	7,414
^	China Tian Lun Gas Holdings Ltd.	6,620,102	7,411
	Chongqing Changan Automobile Co. Ltd. Class B	17,542,145	7,380
*,^	CAR Inc.	10,192,989	7,272
	China Construction Bank Corp. Class A	6,735,026	7,174
	China Dongxiang Group Co. Ltd.	56,311,448	6,948
	CITIC Securities Co. Ltd. Class A	2,074,750	6,940
	Guangshen Railway Co. Ltd.	21,339,470	6,939
	China Pacific Insurance Group Co. Ltd. Class A	1,244,300	6,919
	China Suntien Green Energy Corp. Ltd.	27,060,363	6,857
	Hisense Home Appliances Group Co. Ltd.	6,174,786	6,773
	China ZhengTong Auto Services Holdings Ltd.	17,954,721	6,709
*	Kasen International Holdings Ltd.	8,006,568	6,706
	CIMC Enric Holdings Ltd.	9,307,580	6,702
*,^,2	China Metal Resources Utilization Ltd.	14,268,208	6,635
^	Huadian Fuxin Energy Corp. Ltd.	35,466,868	6,581
	China Resources Medical Holdings Co. Ltd.	9,045,291	6,540
*	Lifetech Scientific Corp.	34,386,085	6,450

	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,036,547	6,441
*	CRRC Corp. Ltd. Class A	5,536,010	6,302
	Skyfame Realty Holdings Ltd.	41,484,817	6,229
*	Comba Telecom Systems Holdings Ltd.	24,761,431	6,189
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	367,000	6,153
	China International Travel Service Corp. Ltd. Class A	467,023	6,095
*	Sohu.com Ltd. ADR	498,653	6,079
^	CMBC Capital Holdings Ltd.	248,030,037	6,077
*,^	Noah Holdings Ltd. ADR	183,164	5,924
	JNBY Design Ltd.	3,205,215	5,865
	Jinchuan Group International Resources Co. Ltd.	72,134,912	5,857
	West China Cement Ltd.	34,513,713	5,816
	BOE Technology Group Co. Ltd. Class B	14,884,075	5,766
	Poly Developments and Holdings Group Co. Ltd. Class A	2,784,800	5,701
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,260,700	5,675
*	HengTen Networks Group Ltd.	298,339,964	5,645
	China Machinery Engineering Corp.	13,208,385	5,645
	Livzon Pharmaceutical Group Inc.	2,318,257	5,624
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	3,081,456	5,598
	Sinopec Kantons Holdings Ltd.	13,884,633	5,586
*,^	Bitauto Holdings Ltd. ADR	481,813	5,497
*,^	Q Technology Group Co. Ltd.	5,649,856	5,475
	Shougang Concord International Enterprises Co. Ltd.	140,506,818	5,461
	Shandong Chenming Paper Holdings Ltd. Class B	11,605,870	5,442
^,2	Redco Properties Group Ltd.	13,567,478	5,397
^	China South City Holdings Ltd.	39,199,452	5,380
	Sany Heavy Equipment International Holdings Co. Ltd.	13,632,347	5,360
	Beijing Capital Land Ltd.	14,506,114	5,325
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,072,652	5,256
	O-Net Technologies Group Ltd.	9,549,431	5,212
*	Tibet Water Resources Ltd.	20,841,914	5,193
^	E-House China Enterprise Holdings Ltd.	4,495,540	5,186
	China Everbright Bank Co. Ltd. Class A	9,072,000	5,155
	China Life Insurance Co. Ltd. Class A	1,203,156	5,148
	Daqin Railway Co. Ltd. Class A	4,495,667	5,143
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,292,296	5,140
	China Minsheng Banking Corp. Ltd. Class A	5,828,100	5,117
*,§	SMI Holdings Group Ltd.	17,016,452	5,087
^	Tiangong International Co. Ltd.	16,386,175	5,080
	Muyuan Foodstuff Co. Ltd. Class A	453,300	5,029
*	Sinopec Oilfield Service Corp.	42,998,259	5,023
	Hangzhou Steam Turbine Co. Ltd. Class B	5,243,236	5,015
	Huaxia Bank Co. Ltd. Class A	4,581,364	5,010
§	China Power Clean Energy Development Co. Ltd.	7,256,977	5,006
^	Beijing Jingneng Clean Energy Co. Ltd.	28,755,079	4,978
2	China Everbright Greentech Ltd.	7,868,856	4,961
	China Lilang Ltd.	5,588,809	4,944
	Consun Pharmaceutical Group Ltd.	8,125,000	4,913
	China Shipbuilding Industry Co. Ltd. Class A	5,635,900	4,885
	Dazhong Transportation Group Co. Ltd. Class B	10,051,576	4,869
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,023,156	4,782
^	Xinhua Winshare Publishing and Media Co. Ltd.	6,834,295	4,767
*	Leyou Technologies Holdings Ltd.	16,671,274	4,753
	Bank of Shanghai Co. Ltd. Class A	3,512,600	4,726
*	Hi Sun Technology China Ltd.	26,869,788	4,710
^	Bank of Chongqing Co. Ltd.	7,881,245	4,602
	China United Network Communications Ltd. Class A	5,373,600	4,596

	Baoshan Iron & Steel Co. Ltd. Class A	4,982,556	4,587
	China Foods Ltd.	10,576,905	4,521
	Shanghai International Airport Co. Ltd. Class A	376,552	4,497
	Bank of Beijing Co. Ltd. Class A	5,521,629	4,493
	Anhui Conch Cement Co. Ltd. Class A	784,500	4,469
2	Shanghai Haohai Biological Technology Co. Ltd.	760,469	4,463
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	3,879,586	4,411
	Luxshare Precision Industry Co. Ltd. Class A	1,410,177	4,388
*	Zhuguang Holdings Group Co. Ltd.	33,860,960	4,356
^	Tongda Group Holdings Ltd.	58,871,147	4,322
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,893,233	4,299
	Greenland Hong Kong Holdings Ltd.	11,700,909	4,268
	Texhong Textile Group Ltd.	4,211,769	4,230
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	5,274,899	4,227
*,^	Fullshare Holdings Ltd.	118,250,482	4,212
	CSG Holding Co. Ltd. Class B	13,881,744	4,165
	Concord New Energy Group Ltd.	84,787,682	4,151
*	Luzhou Laojiao Co. Ltd. Class A	355,056	4,123
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	2,125,534	4,112
	China Petroleum & Chemical Corp. Class A	5,397,181	4,112
	Sany Heavy Industry Co. Ltd. Class A	2,013,500	4,097
*,2	Haichang Ocean Park Holdings Ltd.	26,386,047	4,090
*,^,2	Yixin Group Ltd.	18,023,805	4,070
	New China Life Insurance Co. Ltd. Class A	506,721	4,052
	Fantasia Holdings Group Co. Ltd.	24,300,850	3,977
	Haitong Securities Co. Ltd. Class A	1,980,200	3,951
*,^	Wise Talent Information Technology Co. Ltd.	1,653,305	3,921
^	Anhui Expressway Co. Ltd.	6,366,822	3,868
	Huatai Securities Co. Ltd. Class A	1,316,300	3,852
	Ajisen China Holdings Ltd.	8,972,288	3,850
	TCL Electronics Holdings Ltd.	8,466,864	3,834
	Luthai Textile Co. Ltd. Class B	3,804,805	3,827
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,727,523	3,795
	PAX Global Technology Ltd.	9,312,477	3,734
	Weifu High-Technology Group Co. Ltd. Class B	2,025,142	3,656
	BOE Technology Group Co. Ltd. Class A	6,262,500	3,647
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,225,119	3,645
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	20,393,728	3,617
	Colour Life Services Group Co. Ltd.	5,281,233	3,616
	Wisdom Education International Holdings Co. Ltd.	7,984,466	3,574
*	Harbin Electric Co. Ltd.	10,762,752	3,525
*	Global Cord Blood Corp.	607,447	3,511
^	Sichuan Expressway Co. Ltd.	11,592,657	3,508
*	Haier Smart Home Co. Ltd. Class A	1,443,524	3,501
	Guangdong Electric Power Development Co. Ltd. Class B	10,755,599	3,481
	China Shineway Pharmaceutical Group Ltd.	4,170,412	3,478
2	Ozner Water International Holding Ltd.	22,370,499	3,473
	China Merchants Securities Co. Ltd. Class A	1,409,200	3,445
	Shenwan Hongyuan Group Co. Ltd. Class A	4,868,698	3,442
	Huangshan Tourism Development Co. Ltd. Class B	3,233,746	3,427
*	Beijing Enterprises Clean Energy Group Ltd.	254,010,758	3,422
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	236,004	3,403
	Dah Chong Hong Holdings Ltd.	10,568,029	3,358
	Central China Securities Co. Ltd.	15,844,043	3,347
2	Yadea Group Holdings Ltd.	16,182,655	3,302
*	China Modern Dairy Holdings Ltd.	20,885,434	3,299
^	Chaowei Power Holdings Ltd.	8,774,401	3,291

	NARI Technology Co. Ltd. Class A	1,201,421	3,275
	Shanghai Highly Group Co. Ltd. Class B	3,983,412	3,243
	BYD Co. Ltd. Class A	401,155	3,234
^	Beijing North Star Co. Ltd.	8,564,739	3,211
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,069,189	3,194
^	China High Speed Transmission Equipment Group Co. Ltd.	4,844,478	3,108
	LONGi Green Energy Technology Co. Ltd. Class A	836,592	3,104
*	Landing International Development Ltd.	21,942,040	3,088
	Dongfang Electric Corp. Ltd.	5,135,828	3,086
*,§,2	Tianhe Chemicals Group Ltd.	20,635,827	3,084
	Henan Shuanghui Investment & Development Co. Ltd. Class A	879,800	3,057
	Metallurgical Corp. of China Ltd. Class A	7,147,100	3,047
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	3,301,050	3,045
*	COSCO Shipping International Singapore Co. Ltd.	13,373,842	3,033
*	SF Holding Co. Ltd. Class A	561,900	3,022
	Xingda International Holdings Ltd.	11,194,882	3,007
	China Fortune Land Development Co. Ltd. Class A	713,400	3,004
*	Sogou Inc. ADR	796,267	3,002
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	197,069	2,958
	Weichai Power Co. Ltd. Class A	1,684,600	2,956
	Bank of Ningbo Co. Ltd. Class A	852,637	2,906
	Minmetals Land Ltd.	18,667,374	2,890
	Aier Eye Hospital Group Co. Ltd. Class A	643,416	2,830
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	3,703,333	2,819
	Suning.com Co. Ltd. Class A	1,821,600	2,818
^	Wasion Holdings Ltd.	7,643,922	2,778
	Shanghai Huayi Group Co. Ltd. Class B	3,523,385	2,759
	China National Accord Medicines Corp. Ltd. Class B	773,800	2,753
	Shanghai Electric Group Co. Ltd. Class A	3,552,100	2,736
	Shanghai Haixin Group Co. Class B	6,546,133	2,717
	Greenland Holdings Corp. Ltd. Class A	2,692,500	2,704
	Anhui Gujing Distillery Co. Ltd. Class A	156,300	2,686
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,096,715	2,682
	Qingling Motors Co. Ltd.	10,402,161	2,677
^	Shandong Chenming Paper Holdings Ltd.	6,129,969	2,677
	New Hope Liuhe Co. Ltd. Class A	940,990	2,635
2	Everbright Securities Co. Ltd.	3,401,877	2,621
	Huaneng Power International Inc. Class A	2,776,776	2,621
	Shanghai Industrial Urban Development Group Ltd.	16,198,969	2,609
	Sinofert Holdings Ltd.	23,192,748	2,594
	China Electronics Optics Valley Union Holding Co. Ltd.	34,762,860	2,562
	Yonghui Superstores Co. Ltd. Class A	1,825,300	2,552
	China National Nuclear Power Co. Ltd. Class A	3,118,700	2,541
*,^	Beijing Gas Blue Sky Holdings Ltd.	92,974,316	2,537
	China Railway Construction Corp. Ltd. Class A	1,787,000	2,501
	China Fangda Group Co. Ltd. Class B	5,872,007	2,496
*	Shanghai Bailian Group Co. Ltd. Class B	2,505,626	2,492
	East Money Information Co. Ltd. Class A	1,185,600	2,484
	China Shenhua Energy Co. Ltd. Class A	896,566	2,482
	Shanghai Diesel Engine Co. Ltd. Class B	4,623,915	2,479
	Sinosoft Technology Group Ltd.	9,196,363	2,475
	Shaanxi Coal Industry Co. Ltd. Class A	1,764,400	2,409
	China Oil & Gas Group Ltd.	52,332,757	2,391
^	Dongjiang Environmental Co. Ltd.	2,622,225	2,361
^	CITIC Resources Holdings Ltd.	33,096,601	2,348
	Guangshen Railway Co. Ltd. Class A	4,962,200	2,296
	Shandong Airlines Co. Ltd. Class B	2,268,651	2,275

	Changyou.com Ltd. ADR	284,720	2,246
	INESA Intelligent Tech Inc. Class B	3,774,604	2,238
*,§	China Huiyuan Juice Group Ltd.	8,667,863	2,237
	China Merchants Land Ltd.	15,672,571	2,230
	Eastern Communications Co. Ltd. Class B	4,614,859	2,217
*,^,§	Hanergy Thin Film Power Group Ltd.	84,704,000	2,214
*	Grand Baoxin Auto Group Ltd.	10,265,488	2,214
*	Iflytek Co. Ltd. Class A	462,900	2,191
	Contemporary Amperex Technology Co. Ltd. Class A	199,040	2,185
2	Cosmo Lady China Holdings Co. Ltd.	11,378,660	2,175
	Wens Foodstuffs Group Co. Ltd.	370,846	2,173
	Power Construction Corp. of China Ltd. Class A	3,020,600	2,165
	Shanghai International Port Group Co. Ltd. Class A	2,050,100	2,152
	Chongqing Zhifei Biological Products Co. Ltd. Class A	317,000	2,146
	Yonyou Network Technology Co. Ltd. Class A	510,094	2,106
^	Dawnrays Pharmaceutical Holdings Ltd.	11,024,907	2,095
	Huayu Automotive Systems Co. Ltd. Class A	624,452	2,085
	Focus Media Information Technology Co. Ltd. Class A	2,836,268	2,071
	Sinochem International Corp. Class A	2,540,980	2,063
	Gemdale Corp. Class A	1,157,900	2,040
^	CPMC Holdings Ltd.	5,333,613	2,033
	AECC Aviation Power Co. Ltd. Class A	596,900	2,028
	Yunnan Baiyao Group Co. Ltd. Class A	184,000	2,022
	Poly Culture Group Corp. Ltd.	2,104,572	2,009
	Zhejiang NHU Co. Ltd. Class A	655,900	1,993
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	2,005,767	1,988
*,^,§	National Agricultural Holdings Ltd.	13,075,708	1,988
	Tianjin Port Development Holdings Ltd.	18,992,585	1,954
	GF Securities Co. Ltd. Class A	1,005,600	1,943
*,2	Cogobuy Group	7,141,678	1,864
	China National Chemical Engineering Co. Ltd. Class A	2,209,680	1,853
	WuXi AppTec Co. Ltd. Class A	196,938	1,850
	Orient Securities Co. Ltd. Class A	1,230,500	1,849
*,§	Mingfa Group International Co. Ltd.	7,645,063	1,846
*	Smartac Group China Holdings Ltd.	79,817,804	1,838
	Fuyao Glass Industry Group Co. Ltd. Class A	562,600	1,829
	SIIC Environment Holdings Ltd.	10,603,744	1,815
	Seazen Holdings Co. Ltd. Class A	471,000	1,788
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	1,519,900	1,781
*	China Index Holdings Ltd. ADR	618,100	1,780
*	Glorious Property Holdings Ltd.	40,358,737	1,768
	Founder Securities Co. Ltd. Class A	1,763,800	1,764
	Phoenix Media Investment Holdings Ltd.	20,193,882	1,759
	China Meheco Co. Ltd. Class A	891,264	1,759
	Shandong Sun Paper Industry JSC Ltd. Class A	1,660,500	1,756
	Everbright Securities Co. Ltd. Class A	1,071,900	1,746
*	Shang Gong Group Co. Ltd. Class B	2,981,452	1,717
*,^	Huayi Tencent Entertainment Co. Ltd.	91,066,178	1,701
	Guosen Securities Co. Ltd. Class A	863,500	1,698
	Guorui Properties Ltd.	9,493,877	1,691
*	Huadian Energy Co. Ltd. Class B	10,891,691	1,686
	Glodon Co. Ltd. Class A	333,358	1,683
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	640,267	1,681
	361 Degrees International Ltd.	9,308,299	1,672
	HLA Corp. Ltd. Class A	1,269,098	1,653
	Weiqiao Textile Co.	5,639,031	1,650
	Huadong Medicine Co. Ltd. Class A	409,083	1,623

*	AVIC Shenyang Aircraft Co. Ltd. Class A	372,300	1,619
	AVIC Aircraft Co. Ltd. Class A	676,000	1,606
*	Shandong Gold Mining Co. Ltd. Class A	263,300	1,604
*	China Gezhouba Group Co. Ltd. Class A	1,834,367	1,599
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	932,180	1,599
*,2	Tian Ge Interactive Holdings Ltd.	6,806,024	1,595
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	171,958	1,592
*	Capital Environment Holdings Ltd.	60,043,520	1,584
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	6,801,600	1,553
*	Kama Co. Ltd. Class B	3,213,902	1,548
	Tianjin Capital Environmental Protection Group Co. Ltd.	4,414,493	1,534
	Hithink RoyalFlush Information Network Co. Ltd. Class A	115,700	1,519
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,941,400	1,519
	Anhui Xinhua Media Co. Ltd. Class A	1,803,400	1,514
	Launch Tech Co. Ltd.	2,264,022	1,513
	Yashili International Holdings Ltd.	11,474,782	1,512
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	65,714	1,506
	Bank of Nanjing Co. Ltd. Class A	1,256,600	1,504
	Bengang Steel Plates Co. Ltd. Class B	5,495,143	1,490
	Tianjin Development Holdings Ltd.	4,842,886	1,486
	Tianjin Port Co. Ltd. Class A	1,620,840	1,478
	Aisino Corp. Class A	447,111	1,477
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,242,816	1,476
	Shenzhen Gas Corp. Ltd. Class A	1,739,500	1,468
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	1,361,600	1,463
	Hundsun Technologies Inc. Class A	143,130	1,463
	Jizhong Energy Resources Co. Ltd. Class A	2,695,376	1,460
	Xiamen C & D Inc. Class A	1,118,600	1,455
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	912,650	1,452
*	ZTE Corp. Class A	305,900	1,452
	Zhejiang Chint Electrics Co. Ltd. Class A	417,237	1,445
	Beijing North Star Co. Ltd. Class A	2,735,300	1,442
	KingClean Electric Co. Ltd. Class A	471,761	1,442
	Hangzhou Tigermed Consulting Co. Ltd. Class A	198,450	1,434
	Shenzhen Inovance Technology Co. Ltd. Class A	398,520	1,433
	Yang Quan Coal Industry Group Co. Ltd. Class A	1,795,700	1,419
*	Dongfang Electric Corp. Ltd. Class A	963,400	1,414
	Shanghai Jinjiang International Travel Co. Ltd. Class B	854,684	1,408
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	353,300	1,408
	Bank of Jiangsu Co. Ltd. Class A	1,395,256	1,404
	Lepu Medical Technology Beijing Co. Ltd. Class A	392,100	1,401
*	First Tractor Co. Ltd.	5,881,114	1,386
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	141,600	1,385
	Anhui Expressway Co. Ltd. Class A	1,609,000	1,375
	Shandong Sinocera Functional Material Co. Ltd. Class A	494,400	1,365
	Tsingtao Brewery Co. Ltd. Class A	208,658	1,365
	Walvax Biotechnology Co. Ltd. Class A	343,265	1,361
	TBEA Co. Ltd. Class A	1,325,602	1,361
*	TCL Corp. Class A	2,750,500	1,352
	Sichuan Chuantou Energy Co. Ltd. Class A	995,200	1,350
	Beijing Shiji Information Technology Co. Ltd. Class A	261,200	1,345
	Chongqing Sokon Industry Group Co. Ltd. Class A	727,717	1,344
*,§	China Fiber Optic Network System Group Ltd.	14,959,600	1,338
	SDIC Power Holdings Co. Ltd. Class A	1,071,440	1,322
	China Grand Automotive Services Group Co. Ltd. Class A	2,273,718	1,318
	Oriental Pearl Group Co. Ltd. Class A	916,800	1,314
*,^	China Water Industry Group Ltd.	18,806,781	1,313

	Shanghai Tunnel Engineering Co. Ltd. Class A	1,467,600	1,309
	Changchun High & New Technology Industry Group Inc. Class A	27,284	1,307
	Hytera Communications Corp. Ltd. Class A	923,300	1,303
*,§	China Singyes Solar Technologies Holdings Ltd.	10,320,599	1,294
	GD Power Development Co. Ltd. Class A	3,494,200	1,290
*	Foxconn Industrial Internet Co. Ltd. Class A	652,692	1,288
	Fang Holdings Ltd. ADR	618,100	1,279
	Shenzhen Goodix Technology Co. Ltd. Class A	54,500	1,268
	Beijing SL Pharmaceutical Co. Ltd. Class A	622,500	1,262
	China High Speed Railway Technology Co. Ltd. Class A	2,416,813	1,262
*	Quantum Hi-Tech China Biological Co. Ltd. Class A	625,946	1,260
	Xiamen International Port Co. Ltd.	10,080,692	1,258
	Sichuan Swellfun Co. Ltd. Class A	186,700	1,256
	Saurer Intelligent Technology Co. Ltd. Class A	1,334,200	1,255
	STO Express Co. Ltd. Class A	293,300	1,255
*	Mango Excellent Media Co. Ltd. Class A	221,245	1,245
	Beijing Enlight Media Co. Ltd. Class A	1,019,700	1,241
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,051,700	1,241
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,228,298	1,236
§	CT Environmental Group Ltd.	28,987,223	1,234
	Industrial Securities Co. Ltd. Class A	1,318,300	1,234
*	IKD Co. Ltd. Class A	1,020,468	1,232
	China Coal Energy Co. Ltd. Class A	1,814,230	1,223
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,789,859	1,211
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	220,723	1,198
*	Nanjing Iron & Steel Co. Ltd. Class A	2,501,946	1,195
	Beijing Tiantan Biological Products Corp. Ltd. Class A	316,208	1,188
	SDIC Capital Co. Ltd. Class A	609,600	1,187
*	Jafron Biomedical Co. Ltd. Class A	136,257	1,179
*	Shandong Publishing & Media Co. Ltd. Class A	1,101,506	1,176
	China South Publishing & Media Group Co. Ltd. Class A	650,700	1,168
	Zhejiang Longsheng Group Co. Ltd. Class A	535,100	1,164
	Guangzhou Haige Communications Group Inc. Co. Class A	836,824	1,158
*	Liaoning Cheng Da Co. Ltd. Class A	571,700	1,149
	Jiangxi Zhengbang Technology Co. Ltd. Class A	413,400	1,145
	Shenzhen Sunway Communication Co. Ltd. Class A	282,100	1,144
*	Sanan Optoelectronics Co. Ltd. Class A	693,000	1,142
	Guanghui Energy Co. Ltd. Class A	2,263,200	1,137
	WUS Printed Circuit Kunshan Co. Ltd. Class A	480,900	1,134
*	Shandong Hi-speed Co. Ltd. Class A	1,621,310	1,133
*	Chongqing Iron & Steel Co. Ltd. Class A	3,983,010	1,123
*	Berry Genomics Co. Ltd. Class A	233,450	1,121
*	Guangdong LY Intelligent Manufacturing Co. Ltd. Class A	1,269,800	1,119
	Zijin Mining Group Co. Ltd. Class A	2,117,800	1,116
	China Communications Construction Co. Ltd. Class A	705,100	1,114
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	437,400	1,113
*	CSC Financial Co. Ltd. Class A	399,700	1,111
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	683,700	1,107
*	Shanying International Holding Co. Ltd. Class A	2,330,800	1,104
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	503,164	1,086
*	Guocheng Mining Co. Ltd.	724,764	1,081
	Zhejiang Supor Co. Ltd. Class A	108,260	1,080
*	Fangda Carbon New Material Co. Ltd. Class A	650,075	1,077
	Dongjiang Environmental Co. Ltd. Class A	707,396	1,061
	Xiamen Meiya Pico Information Co. Ltd. Class A	418,280	1,058
	Guangdong Haid Group Co. Ltd. Class A	236,800	1,039
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	2,063,810	1,038

China Railway Tielong Container Logistics Co. Ltd. Class A	1,100,229	1,038
Yealink Network Technology Corp. Ltd. Class A	119,410	1,036
* PW Medtech Group Ltd.	7,961,189	1,032
Sichuan Expressway Co. Ltd. Class A	1,842,000	1,032
Tongwei Co. Ltd. Class A	486,503	1,023
* Sangfor Technologies Inc. Class A	72,000	1,022
Chaozhou Three-Circle Group Co. Ltd. Class A	338,700	1,020
Hangzhou Robam Appliances Co. Ltd. Class A	280,100	1,007
* China Minsheng Financial Holding Corp. Ltd.	57,117,573	1,007
* Anxin Trust Co. Ltd. Class A	1,454,400	1,006
AVICOPTER plc Class A	158,298	1,003
Shanghai Lansheng Corp. Class A	600,000	1,003
Offshore Oil Engineering Co. Ltd. Class A	1,277,500	996
* Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	87,824	991
* China Shipbuilding Industry Group Power Co. Ltd. Class A	270,700	988
Sichuan Road & Bridge Co. Ltd. Class A	1,972,300	984
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	216,200	979
China Railway Hi-tech Industry Co. Ltd. Class A	625,800	979
360 Security Technology Inc. Class A	338,800	978
* China Beidahuang Industry Group Holdings Ltd.	38,696,757	978
Dongxing Securities Co. Ltd. Class A	602,400	977
Songcheng Performance Development Co. Ltd. Class A	257,800	974
Rongsheng Petro Chemical Co. Ltd. Class A	563,789	970
* Fujian Dongbai Group Co. Ltd. Class A	1,277,300	969
Jointown Pharmaceutical Group Co. Ltd. Class A	554,286	965
* BGI Genomics Co. Ltd.	106,990	963
* Guangzhou Holike Creative Home Co. Ltd. Class A	394,766	963
Jiangsu Guotai International Group Co. Ltd. Class A	1,224,984	963
Maoye International Holdings Ltd.	13,741,280	962
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,079,920	955
AVIC Electromechanical Systems Co. Ltd. Class A	959,200	955
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	759,196	955
Hubei Energy Group Co. Ltd. Class A	1,566,600	953
Shenzhen Airport Co. Ltd. Class A	705,600	952
Hengli Petrochemical Co. Ltd. Class A	542,920	949
Avic Capital Co. Ltd. Class A	1,276,400	949
* Pingdingshan Tianan Coal Mining Co. Ltd. Class A	1,512,900	946
Beijing New Building Materials plc Class A	364,300	943
Shenzhen Jinjia Group Co. Ltd. Class A	538,500	942
Wuhan Guide Infrared Co. Ltd. Class A	339,050	941
* Eve Energy Co. Ltd. Class A	207,099	941
* Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	45,824	940
Anhui Zhongding Sealing Parts Co. Ltd. Class A	651,080	936
Jason Furniture Hangzhou Co. Ltd. Class A	204,100	934
Yintai Resources Co. Ltd. Class A	425,600	931
Bank of Communications Co. Ltd. Class A	1,105,500	929
Jinyu Bio-Technology Co. Ltd. Class A	417,200	928
Zhejiang Dahua Technology Co. Ltd. Class A	398,600	923
* Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	749,873	922
Zhejiang Runtu Co. Ltd. Class A	525,200	917
Changjiang Securities Co. Ltd. Class A	854,200	915
* Shanghai Putailai New Energy Technology Co. Ltd. Class A	117,000	914
* Hangzhou Jiebai Group Co. Ltd. Class A	1,231,900	913
Foshan Electrical and Lighting Co. Ltd. Class B	2,211,685	913
Shandong Linglong Tyre Co. Ltd. Class A	330,616	903
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	682,036	902
Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	913,030	902

	Jinduicheng Molybdenum Co. Ltd. Class A	882,100	901
	Beijing Tongrentang Co. Ltd. Class A	219,400	900
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	194,894	894
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	180,900	893
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	860,700	889
	Guangdong HEC Technology Holding Co. Ltd. Class A	774,294	888
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,172,450	887
	Global Top E-Commerce Co. Ltd. Class A	859,800	878
*,^	Chongqing Iron & Steel Co. Ltd.	6,703,654	877
	Loncin Motor Co. Ltd. Class A	1,551,249	876
	Central China Securities Co. Ltd. Class A	1,176,500	868
	Guoyuan Securities Co. Ltd. Class A	659,900	868
	China National Medicines Corp. Ltd. Class A	255,700	866
*	Hubei Kaile Science & Technology Co. Ltd. Class A	314,400	860
	Oppein Home Group Inc. Class A	57,200	859
	Wuhan Department Store Group Co. Ltd. Class A	573,200	858
	Hesteel Co. Ltd. Class A	2,162,000	857
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	545,000	857
*	Newland Digital Technology Co. Ltd. Class A	338,100	852
	Haisco Pharmaceutical Group Co. Ltd. Class A	330,800	848
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	158,683	846
*	Addsino Co. Ltd. Class A	566,700	836
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	531,910	832
	Dongguan Development Holdings Co. Ltd. Class A	660,300	831
*	Hybrid Kinetic Group Ltd.	231,199,334	824
	Western Securities Co. Ltd. Class A	588,800	819
*,§	Anxin-China Holdings Ltd.	16,568,000	815
	RiseSun Real Estate Development Co. Ltd. Class A	645,438	814
	Zhengzhou Yutong Bus Co. Ltd. Class A	434,176	813
	China Film Co. Ltd. Class A	384,100	812
	DHC Software Co. Ltd. Class A	832,900	811
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,131,419	807
	Hisense Electric Co. Ltd. Class A	653,500	805
	Jinke Properties Group Co. Ltd. Class A	879,732	797
*	Topchoice Medical Investment Corp. Class A	65,373	794
	Perfect World Co. Ltd. Class A	209,500	792
	Sinoma Science & Technology Co. Ltd. Class A	534,372	791
	China Avionics Systems Co. Ltd. Class A	361,021	791
*	Shandong Humon Smelting Co. Ltd. Class A	352,000	790
	Long Yuan Construction Group Co. Ltd. Class A	830,000	789
	Changjiang Publishing & Media Co. Ltd. Class A	798,843	788
	Zhejiang Huace Film & TV Co. Ltd. Class A	832,500	786
	Fujian Longking Co. Ltd. Class A	438,900	784
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	332,740	781
	Genimous Technology Co. Ltd. Class A	860,340	777
	Venustech Group Inc. Class A	186,100	776
	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,013,500	775
	GoerTek Inc. Class A	461,000	774
*	Guangzhou Shangpin Home Collection Co. Ltd. Class A	66,700	774
2	Beijing Urban Construction Design & Development Group Co. Ltd.	2,642,033	773
	Hualan Biological Engineering Inc. Class A	178,500	773
	Sunwoda Electronic Co. Ltd. Class A	425,800	771
	Luolai Lifestyle Technology Co. Ltd. Class A	555,320	770
	Guangdong Vanward New Electric Co. Ltd. Class A	547,886	765
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	745,500	764
	Better Life Commercial Chain Share Co. Ltd. Class A	682,700	762
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	489,263	761

*	Huayi Brothers Media Corp. Class A	1,116,000	761
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	738,482	759
*,§	Tech Pro Technology Development Ltd.	87,171,600	757
	Tianma Microelectronics Co. Ltd. Class A	358,700	757
	China Spacesat Co. Ltd. Class A	224,500	757
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	199,300	755
*	Foshan Gas Group Co. Ltd. Class A	350,963	752
	Yunda Holding Co. Ltd. Class A	147,064	751
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	434,820	750
	Jiangsu Expressway Co. Ltd. Class A	497,600	750
	ZJBC Information Technology Co. Ltd. Class A	567,299	749
	Beijing BDStar Navigation Co. Ltd. Class A	225,800	749
	Yantai Tayho Advanced Materials Co. Ltd. Class A	504,500	748
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	204,900	745
	Tianqi Lithium Corp. Class A	222,100	745
*	Shanghai Weaver Network Co. Ltd. Class A	73,531	745
	Apeloa Pharmaceutical Co. Ltd. Class A	507,700	744
*	Chiho Environmental Group Ltd.	6,357,436	744
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	800,000	736
	Wanxiang Qianchao Co. Ltd. Class A	871,372	734
	Bank of Chengdu Co. Ltd. Class A	597,427	733
*	V1 Group Ltd.	30,995,824	730
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	310,500	728
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	104,100	728
	Joyoung Co. Ltd. Class A	242,700	727
	Bank of Hangzhou Co. Ltd. Class A	591,000	724
*	Zhongji Innolight Co. Ltd. Class A	120,782	721
*	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,072,342	720
	Fujian Star-net Communication Co. Ltd. Class A	187,500	713
	Xiamen International Airport Co. Ltd. Class A	208,986	712
	Wangsu Science & Technology Co. Ltd. Class A	463,800	711
	Fujian Sunner Development Co. Ltd. Class A	176,400	710
	Beijing Thunisoft Corp. Ltd. Class A	254,564	708
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	212,200	707
	Yango Group Co. Ltd. Class A	738,600	704
	Hainan Poly Pharm Co. Ltd.	108,063	704
*	Huizhou Desay Sv Automotive Co. Ltd. Class A	183,400	704
	Visual China Group Co. Ltd. Class A	239,300	703
*	Kuang-Chi Technologies Co. Ltd. Class A	535,900	703
*	Luenmei Quantum Co. Ltd. Class A	400,492	698
	Zhongjin Gold Corp. Ltd. Class A	512,000	695
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class
	A	572,987	695
*	Ningbo Joyson Electronic Corp. Class A	308,420	693
	Laobaixing Pharmacy Chain JSC Class A	75,024	691
	Tongling Nonferrous Metals Group Co. Ltd. Class A	2,057,400	691
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	62,200	686
*	SGIS Songshan Co. Ltd. Class A	1,159,800	685
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	235,929	680
	Xiamen ITG Group Corp. Ltd. Class A	578,000	677
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	362,400	675
*	Dashang Co. Ltd. Class A	170,126	671
	Huadian Power International Corp. Ltd. Class A	1,176,400	669
	Shengyi Technology Co. Ltd. Class A	242,400	665
	Angel Yeast Co. Ltd. Class A	150,700	664
	Zhejiang China Commodities City Group Co. Ltd. Class A	1,151,300	662
	Tongding Interconnection Information Co. Ltd. Class A	657,300	662

	Beijing Global Safety Technology Co. Ltd. Class A	132,750	662
*	SRE Group Ltd.	58,353,350	662
	Huaan Securities Co. Ltd. Class A	700,700	660
*	Hangxiao Steel Structure Co. Ltd. Class A	1,465,340	656
*	Zhonglu Co. Ltd. Class B	964,311	655
*	GCL System Integration Technology Co. Ltd. Class A	660,100	654
	Shanxi Securities Co. Ltd. Class A	541,800	653
*	Ecovacs Robotics Co. Ltd. Class A	169,580	651
	Sinolink Securities Co. Ltd. Class A	483,800	647
*	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	133,068	644
	NAURA Technology Group Co. Ltd. Class A	69,100	642
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	109,802	641
*	Anhui Sun-Create Electronics Co. Ltd. Class A	90,300	641
	TangShan Port Group Co. Ltd. Class A	1,667,000	639
	Unisplendour Corp. Ltd. Class A	135,940	636
	Jiangsu King's Luck Brewery JSC Ltd. Class A	159,400	634
*	China Reform Health Management and Services Group Co. Ltd. Class A	265,800	631
	China National Software & Service Co. Ltd. Class A	89,900	629
*	Bestsun Energy Co. Ltd. Class A	589,200	629
	Realcan Pharmaceutical Group Co. Ltd. Class A	556,100	629
	Ganfeng Lithium Co. Ltd. Class A	196,800	626
	Zhejiang Semir Garment Co. Ltd. Class A	397,619	625
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.
	Class A	302,800	625
*	C&S Paper Co. Ltd. Class A	320,150	624
	AECC Aero-Engine Control Co. Ltd. Class A	287,000	621
*	China Aerospace Times Electronics Co. Ltd. Class A	681,100	620
*	Sunsea AIoT Technology Co. Ltd. Class A	238,000	619
	Suofeiya Home Collection Co. Ltd. Class A	230,700	618
*	Beijing Shougang Co. Ltd. Class A	1,223,900	617
*	Gigadevice Semiconductor Beijing Inc. Class A	43,700	616
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	113,300	614
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	269,800	612
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	819,800	611
*	Datong Coal Industry Co. Ltd. Class A	937,400	611
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	159,961	608
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	116,274	608
*	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	1,327,676	606
*	Ourpalm Co. Ltd. Class A	1,206,900	604
	Centre Testing International Group Co. Ltd. Class A	370,100	603
	Hunan Aihua Group Co. Ltd. Class A	217,100	600
	Dalian Port PDA Co. Ltd. Class A	2,012,200	600
	China Merchants Port Group Co. Ltd. Class B	481,163	597
	Inner Mongolia First Machinery Group Co. Ltd. Class A	371,700	597
*,§	Boshiwa International Holding Ltd.	2,777,000	596
*	Ningbo Peacebird Fashion Co. Ltd. Class A	276,123	596
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	859,000	594
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	252,000	594
	Lomon Billions Group Co. Ltd. Class A	293,000	592
	Beijing Originwater Technology Co. Ltd. Class A	621,600	590
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	306,847	589
*	Siasun Robot & Automation Co. Ltd. Class A	256,800	588
	Grandblue Environment Co. Ltd. Class A	236,036	584
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	740,936	583
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	394,100	582
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	1,149,100	581
	GCI Science & Technology Co. Ltd. Class A	320,500	580

* Guangdong Provincial Expressway Development Co. Ltd. Class A	508,926	579
Beijing E-Hualu Information Technology Co. Ltd. Class A	149,040	579
Wangfujing Group Co. Ltd. Class A	263,600	578
China Jushi Co. Ltd. Class A	448,300	576
XCMG Construction Machinery Co. Ltd. Class A	819,500	575
China Greatwall Technology Group Co. Ltd. Class A	420,400	574
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	177,200	574
Guangxi Guiguan Electric Power Co. Ltd. Class A	825,760	573
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	338,600	572
* Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	357,266	572
Guangzhou Automobile Group Co. Ltd. Class A	357,040	571
Square Technology Group Co. Ltd. Class A	237,673	569
Qingdao Port International Co. Ltd. Class A	480,500	569
Dazhong Transportation Group Co. Ltd. Class A	905,540	568
China Galaxy Securities Co. Ltd. Class A	345,800	567
Beijing Orient National Communication Science & Technology Co. Ltd. Class
A	324,000	565
* Zhejiang Huafeng Spandex Co. Ltd. Class A	688,900	564
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	249,700	562
SooChow Securities Co. Ltd. Class A	393,900	560
Hisense Home Appliances Group Co. Ltd. Class A	335,007	559
G-bits Network Technology Xiamen Co. Ltd. Class A	17,100	557
Xinyangfeng Agricultural Technology Co. Ltd. Class A	341,600	552
Shenzhen Grandland Group Co. Ltd. Class A	687,000	552
Huafu Fashion Co. Ltd. Class A	577,574	550
* China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	129,541	549
Shanghai Huayi Group Co. Ltd. Class A	483,800	549
* Pacific Securities Co. Ltd. China Class A	1,000,000	548
Guizhou Space Appliance Co. Ltd. Class A	142,300	548
CCS Supply Chain Management Co. Ltd. Class A	463,100	547
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	483,600	547
Inspur Electronic Information Industry Co. Ltd. Class A	177,300	546
Hakim Unique Internet Co. Ltd. Class A	397,900	545
* Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	267,319	544
Bank of Guiyang Co. Ltd. Class A	423,200	543
Livzon Pharmaceutical Group Inc. Class A	147,543	543
* NanJi E-Commerce Co. Ltd. Class A	365,100	543
Jinzhou Port Co. Ltd. Class B	1,611,428	542
Shaanxi International Trust Co. Ltd. Class A	834,200	541
Westone Information Industry Inc. Class A	144,600	539
Jinyuan EP Co. Ltd. Class A	405,600	539
* Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	130,300	538
Zhejiang Juhua Co. Ltd. Class A	481,200	536
Guangzhou Tinci Materials Technology Co. Ltd. Class A	225,920	536
Shaan Xi Provincial Natural Gas Co. Ltd. Class A	468,600	535
Gosuncn Technology Group Co. Ltd. Class A	510,300	534
Great Wall Motor Co. Ltd. Class A	441,876	534
FAWER Automotive Parts Co. Ltd. Class A	787,400	534
* Zhejiang Meida Industrial Co. Ltd. Class A	267,756	533
* China Chengtong Development Group Ltd.	18,378,993	533
Chengdu Hongqi Chain Co. Ltd. Class A	537,233	532
Yihua Lifestyle Technology Co. Ltd. Class A	1,033,000	531
Caitong Securities Co. Ltd. Class A	336,400	530
Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	955,100	530
Beijing Shunxin Agriculture Co. Ltd. Class A	81,600	528
* Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	671,800	528
Shanghai Industrial Development Co. Ltd. Class A	422,700	528

Xiamen Faratronic Co. Ltd. Class A	83,700	528
Hefei Meiya Optoelectronic Technology Inc. Class A	116,300	527
* Guosheng Financial Holding Inc. Class A	331,100	527
Thunder Software Technology Co. Ltd. Class A	113,700	527
* Kingnet Network Co. Ltd. Class A	1,137,000	527
China Baoan Group Co. Ltd. Class A	780,840	527
* Beijing Forever Technology Co. Ltd. Class A	247,600	526
YTO Express Group Co. Ltd. Class A	272,600	525
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	47,600	524
Chengdu Xingrong Environment Co. Ltd. Class A	759,700	524
Yunnan Energy New Material Co. Ltd.	107,780	524
Ninestar Corp. Class A	150,214	524
* Visionox Technology Inc. Class A	242,400	523
Sealand Securities Co. Ltd. Class A	708,000	523
* Shanghai Jahwa United Co. Ltd. Class A	115,351	523
Rainbow Department Store Co. Ltd. Class A	283,000	522
Jiangsu Yangnong Chemical Co. Ltd. Class A	63,700	521
* Toly Bread Co. Ltd. Class A	86,620	520
Jiangsu Hengli Hydraulic Co. Ltd. Class A	118,600	520
Tongkun Group Co. Ltd. Class A	268,860	519
Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	477,261	519
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	377,237	518
Changchun Faway Automobile Components Co. Ltd. Class A	319,508	517
Bluestar Adisseo Co. Class A	320,760	517
Greattown Holdings Ltd. Class A	466,300	517
China World Trade Center Co. Ltd. Class A	218,800	517
Hongfa Technology Co. Ltd. Class A	141,600	515
* Hexing Electrical Co. Ltd. Class A	248,800	515
OFILM Group Co. Ltd. Class A	423,500	515
Beijing Changjiu Logistics Corp. Class A	310,820	515
Zhuzhou Kibing Group Co. Ltd. Class A	984,700	514
BTG Hotels Group Co. Ltd. Class A	209,488	514
Ningbo Shanshan Co. Ltd. Class A	330,700	514
Northeast Securities Co. Ltd. Class A	400,600	513
Chow Tai Seng Jewellery Co. Ltd. Class A	156,600	513
Beijing Strong Biotechnologies Inc. Class A	224,600	512
JSTI Group Class A	392,680	511
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	347,300	511
Zhejiang Kaishan Compressor Co. Ltd. Class A	339,249	510
Shenzhen Tagen Group Co. Ltd. Class A	624,956	509
Dare Power Dekor Home Co. Ltd. Class A	326,805	509
* Anhui Jinhe Industrial Co. Ltd. Class A	174,100	509
China Resources Double Crane Pharmaceutical Co. Ltd. Class A	276,200	507
GEM Co. Ltd. Class A	770,343	507
* Xinyu Iron & Steel Co. Ltd. Class A	750,300	507
NSFOCUS Information Technology Co. Ltd. Class A	225,500	506
Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	630,000	506
Shandong Chenming Paper Holdings Ltd. Class A	659,200	506
* Shenzhen Capchem Technology Co. Ltd. Class A	152,600	506
* Shenzhen Fenda Technology Co. Ltd. Class A	813,664	505
Huafon Microfibre Shanghai Co. Ltd. Class A	378,150	505
Oceanwide Holdings Co. Ltd. Class A	688,900	504
* Shenzhen MTC Co. Ltd. Class A	1,211,700	504
* Guangzhou Restaurant Group Co. Ltd. Class A	111,600	503
Tian Di Science & Technology Co. Ltd. Class A	1,033,700	502
* Shanghai Rongtai Health Technology Corp. Ltd. Class A	123,860	502
Zhejiang Huayou Cobalt Co. Ltd. Class A	149,500	502

	Hoshine Silicon Industry Co. Ltd. Class A	110,600	502
*	IReader Technology Co. Ltd. Class A	228,300	500
*,^,§	China Fishery Group Ltd.	9,033,000	500
*	Zotye Automobile Co. Ltd. Class A	852,800	499
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	706,100	499
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	654,500	498
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	141,300	497
	Vatti Corp. Ltd. Class A	303,800	496
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	661,400	496
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class
	A	445,400	496
	Leyard Optoelectronic Co. Ltd. Class A	490,300	496
	Beijing SuperMap Software Co. Ltd. Class A	215,100	495
	Shenergy Co. Ltd. Class A	583,200	495
	Beijing Easpring Material Technology Co. Ltd. Class A	142,800	494
	Aerospace CH UAV Co. Ltd.	312,200	494
	Sieyuan Electric Co. Ltd. Class A	323,500	494
*	Estun Automation Co. Ltd. Class A	379,400	493
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	537,300	493
	Zhejiang Hangmin Co. Ltd. Class A	531,023	493
	Transfar Zhilian Co. Ltd. Class A	427,300	492
	Zhejiang Hailiang Co. Ltd. Class A	324,400	491
*	Shandong Xinchao Energy Corp. Ltd. Class A	1,651,700	491
	Sunward Intelligent Equipment Co. Ltd. Class A	558,500	490
	Huapont Life Sciences Co. Ltd. Class A	701,700	489
	China Zhenhua Group Science & Technology Co. Ltd. Class A	219,900	489
	Ningbo Tuopu Group Co. Ltd. Class A	332,674	489
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	392,700	488
	Maoye Commericial Co. Ltd. Class A	707,971	488
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	988,700	488
	FAW CAR Co. Ltd. Class A	373,900	488
*	Keda Clean Energy Co. Ltd. Class A	772,800	488
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	166,100	487
*,^	Carnival Group International Holdings Ltd.	131,897,053	487
	Qinhuangdao Port Co. Ltd. Class A	1,007,600	486
	Spring Airlines Co. Ltd. Class A	77,900	486
*	China Minsheng DIT Group Ltd.	21,228,437	486
*	Tianjin Guangyu Development Co. Ltd. Class A	516,899	485
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	215,500	485
*	Beijing Kunlun Tech Co. Ltd. Class A	255,000	485
*	Jiangsu Hoperun Software Co. Ltd. Class A	242,000	483
*	Xiamen Intretech Inc. Class A	86,800	483
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	623,986	483
	Shenzhen Agricultural Products Group Co. Ltd. Class A	618,000	482
	Shenzhen Energy Group Co. Ltd. Class A	564,000	482
	Hainan Strait Shipping Co. Ltd. Class A	382,010	481
	Tasly Pharmaceutical Group Co. Ltd. Class A	205,500	481
	Zheshang Securities Co. Ltd. Class A	376,800	480
	Tus Environmental Science And Technology Development Co. Ltd. Class A	318,200	480
	Zhongshan Public Utilities Group Co. Ltd. Class A	395,030	479
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	514,000	479
*	Nanyang Topsec Technologies Group Inc. Class A	211,200	478
*	Western Mining Co. Ltd. Class A	566,000	477
	China CYTS Tours Holding Co. Ltd. Class A	263,300	477
	Beijing Dabeinong Technology Group Co. Ltd. Class A	610,600	477
*	Jiangsu Guoxin Corp. Ltd. Class A	406,400	477
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	599,240	477

Chengtun Mining Group Co. Ltd. Class A	648,400	476
Guangdong Tapai Group Co. Ltd. Class A	301,600	475
* Alpha Group Class A	535,500	475
Beijing Capital Development Co. Ltd. Class A	424,651	475
* Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A	159,600	474
Anhui Anke Biotechnology Group Co. Ltd. Class A	208,420	474
* Bank of Zhengzhou Co. Ltd. Class A	660,500	473
* 5I5J Holding Group Co. Ltd. Class A	670,700	472
* EGLS Co. Ltd. Class A	1,040,800	472
Shanghai M&G Stationery Inc. Class A	82,000	470
Sinoma International Engineering Co. Class A	515,600	470
Beijing Yanjing Brewery Co. Ltd. Class A	520,400	469
* Leo Group Co. Ltd. Class A	1,824,100	469
Chongqing Department Store Co. Ltd. Class A	115,200	469
Xinhu Zhongbao Co. Ltd. Class A	1,114,100	468
Konka Group Co. Ltd. Class A	761,500	466
Bank of Qingdao Co. Ltd. Class A	525,400	465
BBMG Corp. Class A	922,900	465
Dawning Information Industry Co. Ltd. Class A	90,700	465
Yotrio Group Co. Ltd. Class A	977,200	464
Cangzhou Mingzhu Plastic Co. Ltd. Class A	848,822	462
Dong-E-E-Jiao Co. Ltd. Class A	95,700	461
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	573,500	461
Wuxi Taiji Industry Co. Ltd. Class A	421,900	460
Ningbo Huaxiang Electronic Co. Ltd. Class A	312,300	460
Hand Enterprise Solutions Co. Ltd. Class A	245,600	459
Tunghsu Optoelectronic Technology Co. Ltd. Class A	661,400	459
Shenzhen Ysstech Info-tech Co. Ltd. Class A	296,200	457
Hangzhou Silan Microelectronics Co. Ltd. Class A	210,900	457
Anhui Water Resources Development Co. Ltd. Class A	710,900	455
* Fortune Ng Fung Food Hebei Co. Ltd. Class A	313,844	453
Beijing Jingxi Culture & Tourism Co. Ltd. Class A	335,100	452
* Yunnan Tin Co. Ltd. Class A	295,374	452
* Shenzhen Das Intellitech Co. Ltd. Class A	894,900	450
Zhejiang NetSun Co. Ltd. Class A	145,969	450
Qingdao TGOOD Electric Co. Ltd. Class A	166,418	449
China TransInfo Technology Co. Ltd. Class A	194,600	449
Qingdao Eastsoft Communication Technology Co. Ltd. Class A	227,100	447
Zhejiang Wanliyang Co. Ltd. Class A	476,200	445
Inner Mongolia Xingye Mining Co. Ltd. Class A	597,200	445
* PCI-Suntek Technology Co. Ltd. Class A	337,800	444
* Sichuan Shuangma Cement Co. Ltd. Class A	215,700	444
Yixintang Pharmaceutical Group Co. Ltd. Class A	124,800	444
Opple Lighting Co. Ltd. Class A	101,230	443
China Molybdenum Co. Ltd. Class A	849,200	442
* Zhejiang Communications Technology Co. Ltd.	548,301	440
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	700,500	440
China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	741,100	439
COSCO SHIPPING Development Co. Ltd. Class A	1,132,505	437
* Shanxi Blue Flame Holding Co. Ltd. Class A	283,238	437
* Beijing Jetsen Technology Co. Ltd. Class A	777,600	435
Holitech Technology Co. Ltd. Class A	562,700	435
* Shenghe Resources Holding Co. Ltd. Class A	307,900	432
Chengdu CORPRO Technology Co. Ltd. Class A	314,400	431
Heilongjiang Agriculture Co. Ltd. Class A	294,700	431
* Chengzhi Co. Ltd. Class A	197,000	427
ADAMA Ltd. Class A	295,200	426

*	Lingyuan Iron & Steel Co. Ltd. Class A	989,670	426
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,545,600	423
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	216,600	421
*	Youzu Interactive Co. Ltd. Class A	197,500	419
	Sunflower Pharmaceutical Group Co. Ltd. Class A	193,876	415
	Xiamen Tungsten Co. Ltd. Class A	220,400	413
	Shenzhen Infogem Technologies Co. Ltd. Class A	240,100	411
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,363,606	409
	Sansteel Minguang Co. Ltd. Fujian Class A	335,400	407
	CITIC Guoan Information Industry Co. Ltd. Class A	731,300	407
	Guomai Technologies Inc. Class A	304,900	399
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	294,100	397
	Bluedon Information Security Technology Co. Ltd. Class A	472,900	385
*	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	477,100	384
	Red Avenue New Materials Group Co. Ltd. Class A	131,000	375
*	China Minmetals Rare Earth Co. Ltd. Class A	191,500	359
	Jiangling Motors Corp. Ltd. Class A	144,047	359
	CMST Development Co. Ltd. Class A	431,574	352
	Deppon Logistics Co. Ltd. Class A	181,400	351
	Datang International Power Generation Co. Ltd. Class A	804,001	349
	Changhong Meiling Co. Ltd. Class B	1,068,852	343
	Angang Steel Co. Ltd. Class A	671,320	339
*	Hengdian Entertainment Co. Ltd. Class A	156,580	322
	NavInfo Co. Ltd. Class A	143,250	310
*	Jiangxi Special Electric Motor Co. Ltd. Class A	476,779	288
*	Hunan Valin Steel Co. Ltd. Class A	442,700	283
*	Hongli Zhihui Group Co. Ltd. Class A	298,800	252
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	573,600	224
*,§	China Lumena New Materials Corp.	13,488,000	215
§	Fujian Funeng Co. Ltd. Class A	183,100	214
*,§	Hua Han Health Industry Holdings Ltd.	13,393,764	205
^	China Dili Group	574,384	169
*,§	Real Gold Mining Ltd.	1,345,000	144
	Chongqing Water Group Co. Ltd. Class A	176,600	141
*,§	Trony Solar Holdings Co. Ltd.	1,562,000	126
*,^	Dynasty Fine Wines Group Ltd.	1,342,000	99
*	Tongda Hong Tai Holdings Ltd.	287,795	38
*	EverChina International Holdings Co. Ltd.	1,082,249	30
	Jiangling Motors Corp. Ltd. Class B	10,600	10
*,^,§	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,§	Legend Holdings Corp. Rights	453,983	—
*,§	China Metal Recycling Holdings Ltd.	2,568,000	—
*,§	China Longevity Group Co. Ltd.	1,027,000	—
			26,913,448
Colombia (0.1%)
	Bancolombia SA ADR	1,679,838	83,790
	Ecopetrol SA	56,440,491	50,576
	Grupo de Inversiones Suramericana SA	3,999,257	42,053
	Interconexion Electrica SA ESP	6,630,837	35,974
	Bancolombia SA	2,905,589	34,804
	Bancolombia SA Preference Shares	1,953,049	24,561
	Grupo Aval Acciones y Valores Preference Shares	59,103,590	22,788
	Banco Davivienda SA Preference Shares	1,531,682	19,206
	Almacenes Exito SA	3,120,473	16,549
	Ecopetrol SA ADR	898,158	16,104
	Corp Financiera Colombiana SA	1,627,674	13,405
	Grupo de Inversiones Suramericana SA Preference Shares	1,107,235	10,732

*	CEMEX Latam Holdings SA	2,307,473	2,954
	Grupo Aval Acciones y Valores SA ADR	243,306	1,827
			375,323
Czech Republic (0.0%)
	CEZ AS	2,578,854	57,821
	Komercni banka AS	1,222,091	47,141
2	Moneta Money Bank AS	8,489,278	29,175
	O2 Czech Republic AS	895,105	8,489
	Philip Morris CR AS	8,642	5,090
			147,716
Denmark (1.1%)
	Novo Nordisk A/S Class B	26,176,684	1,256,987
	DSV A/S	2,782,115	265,536
	Vestas Wind Systems A/S	3,152,682	258,714
	Coloplast A/S Class B	2,094,727	244,655
	Carlsberg A/S Class B	1,662,186	227,038
2	Orsted A/S	2,360,991	215,216
*	Genmab A/S	878,535	162,710
	Danske Bank A/S	10,543,248	156,489
	Novozymes A/S	3,309,776	153,061
	Chr Hansen Holding A/S	1,627,170	142,080
	AP Moller - Maersk A/S Class B	101,272	113,713
	GN Store Nord A/S	2,038,441	96,694
	ISS A/S	2,942,345	82,517
	AP Moller - Maersk A/S Class A	70,869	75,864
	Royal Unibrew A/S	797,019	59,396
	Tryg A/S	1,938,233	59,157
	SimCorp A/S	625,750	56,400
	Pandora A/S	1,404,496	53,838
*	Demant A/S	1,661,117	48,940
^	Ambu A/S Class B	2,602,827	38,115
	H Lundbeck A/S	943,220	36,361
	Topdanmark A/S	676,149	34,657
	Jyske Bank A/S	1,074,725	34,251
	FLSmidth & Co. A/S	791,247	32,407
	Ringkjoebing Landbobank A/S	473,174	32,337
	Rockwool International A/S Class B	100,895	24,626
*	ALK-Abello A/S	105,081	23,767
*	Drilling Co. of 1972 A/S	340,788	23,120
*,2	Netcompany Group A/S	511,900	20,120
	Dfds A/S	482,528	17,772
	Sydbank A/S	924,258	16,079
	Schouw & Co. A/S	201,600	15,006
*	Bavarian Nordic A/S	508,122	13,934
2	Scandinavian Tobacco Group A/S	1,065,213	11,242
	Spar Nord Bank A/S	1,263,488	11,153
*	Nilfisk Holding A/S	433,553	10,975
	Alm Brand A/S	1,077,718	9,635
	D/S Norden A/S	430,815	6,446
*	NKT A/S	433,213	6,361
	Matas A/S	452,974	4,671
*	Bang & Olufsen A/S	517,880	3,335
	Solar A/S Class B	62,000	2,843
*,§	OW Bunker A/S	129,331	—
			4,158,218

Egypt (0.1%)
Commercial International Bank Egypt SAE	21,158,525	92,403
Eastern Co. SAE	15,789,722	15,013
* Global Telecom Holding SAE	37,325,405	11,190
Egyptian Financial Group-Hermes Holding Co.	10,439,149	10,396
Talaat Moustafa Group	15,272,091	9,182
ElSewedy Electric Co.	11,723,686	8,572
Egypt Kuwait Holding Co. SAE	6,800,751	8,315
Orascom Construction plc	826,803	4,422
Telecom Egypt Co.	5,042,992	4,265
Abou Kir Fertilizers & Chemical Industries	3,280,891	4,235
Juhayna Food Industries	6,551,814	3,960
* Palm Hills Developments SAE	25,633,682	3,084
* Medinet Nasr Housing	10,394,076	2,989
Six of October Development & Investment	3,730,073	2,957
Heliopolis Housing	1,804,984	2,479
Oriental Weavers	3,947,984	2,431
* Pioneers Holding for Financial Investments SAE	6,761,084	2,073
Alexandria Mineral Oils Co.	8,936,437	1,969
* Ezz Steel Co. SAE	3,324,187	1,629
* Orascom Investment Holding	38,035,934	1,366
Sidi Kerir Petrochemicals Co.	1,511,713	761
* Orascom Investment Holding GDR	1,591,123	231
		193,922
Finland (0.8%)
Nokia Oyj	88,670,648	477,905
Kone Oyj Class B	6,176,240	351,883
Sampo Oyj Class A	7,762,795	322,340
Nordea Bank Abp (XSTO)	48,220,505	310,357
UPM-Kymmene Oyj	8,489,026	228,822
Neste Oyj	6,567,348	217,356
Fortum Oyj	6,818,042	156,404
Elisa Oyj	2,256,518	105,993
Stora Enso Oyj	9,052,376	104,251
Wartsila OYJ Abp	7,249,884	91,086
Metso Oyj	1,682,392	64,647
Kesko Oyj Class B	1,061,205	64,264
Nokian Renkaat Oyj	2,129,181	61,041
Huhtamaki Oyj	1,471,272	55,889
Orion Oyj Class B	1,619,325	55,398
Valmet Oyj	2,094,899	40,678
Konecranes Oyj Class A	1,149,904	33,671
^ Tieto Oyj	1,169,061	29,822
Cargotec Oyj Class B	773,367	22,898
DNA Oyj	968,408	22,387
Kemira Oyj	1,413,559	20,848
* Outotec Oyj	2,279,684	14,230
YIT Oyj	2,525,479	13,975
Metsa Board Oyj	2,788,252	13,909
^ Outokumpu Oyj	4,846,404	13,868
Nordea Bank Abp (XHEL)	1,956,440	12,587
^ Citycon Oyj	1,217,180	12,409
Sanoma Oyj	1,113,901	11,027
Caverion Oyj	1,457,422	9,679
Ahlstrom-Munksjo Oyj	572,125	9,421
Uponor Oyj	822,469	8,640
Raisio Oyj	1,881,739	6,548

Finnair Oyj	854,106	6,018
Cramo Oyj	647,560	5,620
* F-Secure Oyj	1,423,304	4,166
Oriola Oyj	1,804,396	4,068
		2,984,105
France (6.5%)
TOTAL SA	38,185,430	1,979,163
LVMH Moet Hennessy Louis Vuitton SE	3,940,864	1,627,814
Sanofi	17,168,500	1,430,686
Airbus SE	8,716,555	1,232,183
Danone SA	9,459,662	820,467
BNP Paribas SA	17,117,368	801,095
AXA SA	30,341,856	764,260
Vinci SA	7,353,433	756,403
Safran SA	5,217,596	749,045
Schneider Electric SE	8,306,473	716,652
EssilorLuxottica SA	4,644,705	628,738
Kering SA	1,173,768	606,266
Pernod Ricard SA	3,346,698	587,293
Orange SA	30,240,135	448,235
Vivendi SA	15,269,174	424,103
L'Oreal SA Loyalty Line	1,399,941	374,575
Hermes International	485,824	341,255
Air Liquide SA (Prime de fidelite)	2,465,810	340,372
L'Oreal SA	1,269,552	339,688
Dassault Systemes SE	2,085,036	317,169
Capgemini SE	2,454,436	311,627
Air Liquide SA	2,242,990	309,615
Cie Generale des Etablissements Michelin SCA	2,789,532	308,376
Legrand SA	4,234,047	298,253
Cie de Saint-Gobain	7,703,997	295,130
Societe Generale SA	11,431,355	280,008
Air Liquide SA Loyalty Line 2021	1,692,949	233,689
L'Oreal SA Loyalty Line 2021	807,587	216,082
Credit Agricole SA	18,144,718	215,995
^ Peugeot SA	8,611,713	203,263
TechnipFMC plc	7,296,059	202,628
Veolia Environnement SA	7,939,065	200,349
Teleperformance	916,517	191,999
Edenred	3,772,419	189,306
STMicroelectronics NV	10,000,812	183,285
Thales SA	1,587,196	178,836
Carrefour SA	8,844,830	169,966
Publicis Groupe SA	3,323,581	164,005
Renault SA	2,898,648	161,680
Accor SA	3,115,498	138,999
Engie SA	8,933,881	137,488
Engie	8,331,249	128,214
Gecina SA	829,559	126,886
Atos SE	1,470,934	118,280
Bouygues SA	3,285,230	117,609
Eiffage SA	1,181,929	116,790
Valeo SA	3,741,941	116,608
* Ubisoft Entertainment SA	1,357,218	111,638
Bureau Veritas SA	4,383,654	109,229
^ Alstom SA	2,464,051	106,124
Getlink SE	7,211,743	104,132

	Arkema SA	1,134,400	102,103
	Engie Loyalty Line 2021	6,576,726	101,213
	SCOR SE	2,366,944	97,268
	Klepierre SA	3,066,376	94,588
*,2	Worldline SA	1,318,389	94,211
	Ingenico Group SA	978,773	92,737
	Electricite de France SA Loyalty Shares	7,467,766	92,445
	SES SA Class A	5,553,012	91,711
	L'Oreal SA Loyalty Line 2020	331,963	88,822
	Orpea	709,151	88,600
	Sodexo SA	751,547	86,280
	Suez	5,878,030	86,161
2	Euronext NV	1,108,469	85,570
	Rubis SCA	1,402,169	79,012
	Aeroports de Paris	447,974	77,011
^	Eurofins Scientific SE	177,761	76,039
	Covivio	711,622	72,750
	Bollore SA	15,511,307	66,704
	Wendel SA	456,410	62,887
	Ipsen SA	544,592	62,308
2	Amundi SA	902,943	62,127
	Sartorius Stedim Biotech	380,190	60,589
*,^	Remy Cointreau SA	391,188	57,883
	Altran Technologies SA	3,660,970	57,753
	Alten SA	451,195	55,817
	Eutelsat Communications SA	2,909,271	55,616
	BioMerieux	655,838	55,499
	Faurecia SE	1,157,663	54,784
	Rexel SA	4,803,050	53,631
	Natixis SA	13,350,904	53,541
	Eurazeo SE	784,911	52,672
	CNP Assurances	2,531,624	52,324
	Dassault Aviation SA	37,079	50,964
	Sodexo Prime Fidelite	391,943	44,996
	ICADE	514,154	44,676
	Lagardere SCA	1,828,366	41,313
^	Iliad SA	382,112	39,504
	Air Liquide SA Loyalty Line 2020	260,763	35,995
	Engie Loyalty Line 2020	2,331,422	35,879
	SPIE SA	1,929,958	35,773
	JCDecaux SA	1,151,446	33,151
	Nexity SA	677,988	32,553
^	Casino Guichard Perrachon SA	873,815	32,330
	Gaztransport Et Technigaz SA	352,348	31,967
*	Air France-KLM	3,010,247	31,380
	Sopra Steria Group	226,855	29,194
	Korian SA	726,506	28,676
	Societe BIC SA	402,291	28,035
*	SOITEC	268,915	27,906
	SEB SA Loyalty Shares	154,944	24,784
*	CGG SA	11,163,863	24,489
	Imerys SA	575,548	24,061
	Cie Plastic Omnium SA	882,272	23,276
	SEB SA	138,535	22,159
2	Elior Group SA	1,667,535	21,808
	Sodexo Prime Fidelity Loyalty Line 2022	168,646	19,361
*	Fnac Darty SA	267,945	18,795

2	ALD SA	1,216,261	18,158
*	SEB SA	111,362	17,813
	Metropole Television SA	1,025,997	17,799
	Coface SA	1,407,963	17,436
*,^	Vallourec SA	4,926,285	17,115
	Television Francaise 1	1,672,097	16,753
	IPSOS	599,595	16,398
	Nexans SA	466,415	15,770
	Rothschild & Co.	440,476	13,793
^,2	Maisons du Monde SA	681,254	13,644
	Altarea SCA	62,904	12,847
	Trigano SA	127,946	12,837
*	Virbac SA	69,102	12,827
	Akka Technologies	171,933	12,143
	Mercialys SA	984,858	11,142
^	Neopost SA	535,842	10,766
	Vicat SA	235,583	10,570
*,^	Genfit	586,893	10,381
^,2	Europcar Mobility Group	1,623,745	10,168
	Interparfums SA	203,892	9,647
*,^	DBV Technologies SA	452,492	8,750
^	Tarkett SA	511,925	8,563
*,2	Neoen SA	337,926	8,556
	LISI	289,622	8,396
	Mersen SA	219,784	7,866
	Sodexo SA - Prime Fidelite 2023	66,772	7,666
	Carmila SA	457,893	7,572
	FFP	74,545	7,569
	Eramet	142,136	6,798
	Beneteau SA	630,990	6,575
*,2	SMCP SA	384,275	6,009
	Bonduelle SCA	198,220	5,864
	GL Events	198,940	5,413
	Derichebourg SA	1,454,765	5,379
	Electricite de France SA	416,343	5,154
*	Technicolor SA	5,774,849	4,889
	Vilmorin & Cie SA	88,616	4,856
^	Guerbet	79,211	4,576
^	Pharmagest Inter@ctive	68,383	4,353
	Manitou BF SA	182,249	4,304
*,2	X-Fab Silicon Foundries SE	841,189	4,056
*	Albioma SA	138,907	3,688
*	SEB Loyalty Shares	21,906	3,504
^	Jacquet Metal Service SA	188,452	3,357
	Synergie SA	89,774	2,856
	Groupe Crit	42,108	2,830
	Albioma	96,242	2,555
	Albioma ACT Prime Fidelite	96,037	2,550
	Boiron SA	53,097	2,359
	Etablissements Maurel et Prom	723,318	2,333
	AKWEL	117,990	2,319
*,^	Bourbon Corp.	509,646	1,980
	Albioma Prime Fidelite	74,204	1,970
^	Rallye SA	369,402	1,732
	Haulotte Group SA	162,217	1,260
*	Esso SA Francaise	32,728	903

	Union Financiere de France BQE SA	43,577	881
			24,633,480
Germany (5.5%)
	SAP SE	15,341,532	1,875,293
	Allianz SE	6,677,197	1,549,174
	Siemens AG	11,988,086	1,304,707
	adidas AG	3,096,058	986,849
	BASF SE	14,486,204	961,658
	Bayer AG	14,785,107	957,619
	Deutsche Telekom AG	51,039,926	836,091
	Daimler AG	13,605,668	703,094
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,202,522	524,879
	Deutsche Post AG	15,395,637	500,768
	Volkswagen AG Preference Shares	2,749,689	456,924
	Deutsche Boerse AG	2,902,460	402,928
	Vonovia SE	8,202,502	400,483
	Bayerische Motoren Werke AG	5,118,952	376,700
	Infineon Technologies AG	19,690,311	364,708
	E.ON SE	34,268,452	341,274
	Fresenius SE & Co. KGaA	6,434,069	321,494
^	Wirecard AG	1,808,303	300,198
	Henkel AG & Co. KGaA Preference Shares	2,695,144	277,910
	Deutsche Bank AG	32,377,839	250,283
	RWE AG	9,048,417	244,479
	Continental AG	1,706,592	233,982
	Fresenius Medical Care AG & Co. KGaA	3,362,276	232,875
	Merck KGaA	2,044,979	208,576
	Deutsche Wohnen SE	5,658,421	206,353
	MTU Aero Engines AG	818,476	203,962
	Symrise AG Class A	2,001,297	184,406
	Beiersdorf AG	1,575,881	182,626
	HeidelbergCement AG	2,366,606	170,911
	Porsche Automobil Holding SE Preference Shares	2,427,858	159,137
	Henkel AG & Co. KGaA	1,671,222	157,013
	Hannover Rueck SE	950,882	148,277
*	QIAGEN NV	3,461,419	131,386
2	Covestro AG	2,686,681	121,173
	Brenntag AG	2,468,990	120,590
	LEG Immobilien AG	1,001,730	115,521
	Commerzbank AG	16,584,424	112,536
	Sartorius AG Preference Shares	540,472	109,327
	Volkswagen AG	639,646	109,056
*,^,2	Zalando SE	2,145,096	98,131
^	Uniper SE	3,109,956	95,816
*,2	Scout24 AG	1,710,482	94,602
^	thyssenkrupp AG	7,368,204	94,295
	Aroundtown SA	11,507,121	91,801
	Puma SE	1,297,970	90,425
	LANXESS AG	1,449,872	86,300
2	Siemens Healthineers AG	2,050,549	85,133
*,2	Delivery Hero SE	1,728,220	83,016
	Knorr-Bremse AG	764,758	77,563
	Rheinmetall AG	678,279	76,967
	Evonik Industries AG	2,665,014	75,838
	GEA Group AG	2,617,947	64,978
	HUGO BOSS AG	1,014,523	63,764
	Carl Zeiss Meditec AG	577,458	63,272

*	MorphoSys AG	502,884	60,681
*	Evotec SE	2,123,283	59,835
	KION Group AG	1,113,653	59,360
	Deutsche Lufthansa AG	3,739,093	59,257
	United Internet AG	1,837,288	54,498
*	Dialog Semiconductor plc	1,210,306	54,177
^,2	Innogy SE Ordinary Shares	1,125,699	54,164
^	OSRAM Licht AG	1,399,129	52,663
	Bayerische Motoren Werke AG Preference Shares	826,315	49,060
^	K&S AG	3,033,700	48,960
^	Axel Springer SE	701,305	48,406
	Bechtle AG	435,812	48,275
	TAG Immobilien AG	2,028,782	47,760
	Fuchs Petrolub SE Preference Shares	1,239,907	47,512
	Nemetschek SE	852,768	47,412
	Fraport AG Frankfurt Airport Services Worldwide	564,705	47,160
	ProSiebenSat.1 Media SE	3,557,833	45,957
	CTS Eventim AG & Co. KGaA	865,020	43,135
^	METRO AG	2,695,069	41,455
	alstria office REIT-AG	2,567,552	41,424
	TLG Immobilien AG	1,381,989	40,564
	Freenet AG	2,059,890	40,192
	Grand City Properties SA	1,767,791	39,826
	Gerresheimer AG	496,299	38,603
	Innogy SE	906,832	38,102
	HOCHTIEF AG	318,514	36,094
	Rational AG	52,721	35,887
^	GRENKE AG	416,539	35,753
	Hella GmbH & Co. KGaA	710,513	33,500
^	Stroeer SE & Co. KGaA	393,281	30,980
	RTL Group SA	620,557	30,469
	CANCOM SE	543,235	30,370
*,^,2	Rocket Internet SE	1,045,179	29,407
	Aareal Bank AG	985,429	28,036
	CompuGroup Medical SE	363,128	28,017
^	Fielmann AG	400,343	27,858
	Telefonica Deutschland Holding AG	10,543,004	26,543
	Talanx AG	621,510	26,080
^	Sixt SE	251,770	25,856
	Siltronic AG	330,303	25,287
	Aurubis AG	576,938	25,057
^	Duerr AG	784,323	23,327
2	Deutsche Pfandbriefbank AG	2,040,272	23,163
^	Deutsche EuroShop AG	855,245	23,139
	Jenoptik AG	824,494	23,105
	Software AG	787,260	22,098
^	1&1 Drillisch AG	734,089	22,046
2	ADO Properties SA	466,441	19,983
	Suedzucker AG	1,256,685	19,516
*,^	AIXTRON SE	1,698,930	18,962
2	DWS Group GmbH & Co. KGaA	566,359	18,954
*	CECONOMY AG	2,905,977	18,622
^	S&T AG	791,235	18,468
	Norma Group SE	508,806	18,243
^,2	Hapag-Lloyd AG	429,330	18,032
^	Wacker Chemie AG	241,195	17,821
	Stabilus SA	386,180	17,599

	Jungheinrich AG Preference Shares	766,213	17,039
^	New Work SE	44,381	16,998
*	Hypoport AG	62,958	16,623
*	Varta AG	211,612	16,009
2	Befesa SA	442,196	15,944
	Pfeiffer Vacuum Technology AG	106,004	14,785
	RIB Software SE	678,036	14,593
	DMG Mori AG	293,473	13,695
	Salzgitter AG	632,400	13,652
^	Krones AG	238,751	13,569
	PATRIZIA AG	700,369	13,529
	FUCHS PETROLUB SE	379,032	13,312
	Sixt SE Preference Shares	199,402	13,226
^	Bilfinger SE	448,347	13,163
	Deutz AG	1,905,003	13,151
*,^	zooplus AG	97,717	12,700
	TUI AG (XETR)	1,278,422	12,666
	Indus Holding AG	301,688	11,973
*	Nordex SE	991,400	11,606
	Isra Vision AG	251,603	10,898
	KWS Saat SE & Co. KGaA	154,585	10,754
	Schaeffler AG Preference Shares	1,342,070	9,896
	RHOEN-KLINIKUM AG	369,797	9,803
	Hamburger Hafen und Logistik AG	368,406	9,287
^	Koenig & Bauer AG	216,096	8,675
	Washtec AG	157,848	8,352
	Wacker Neuson SE	400,917	8,033
	DIC Asset AG	707,630	7,978
*,^	Leoni AG	527,291	7,071
	Hornbach Holding AG & Co. KGaA	128,964	6,936
	Takkt AG	482,560	6,589
	Wuestenrot & Wuerttembergische AG	312,207	6,212
^	Corestate Capital Holding SA	170,060	6,181
	Deutsche Beteiligungs AG	176,416	6,163
	Draegerwerk AG & Co. KGaA Preference Shares	113,388	6,153
	Dermapharm Holding SE	172,342	5,850
^	Kloeckner & Co. SE	1,146,821	5,628
	Vossloh AG	126,118	4,943
^	BayWa AG	189,057	4,921
*,^	SGL Carbon SE	730,796	4,914
*,^	Heidelberger Druckmaschinen AG	4,427,925	4,824
	Bertrandt AG	67,064	4,492
	comdirect bank AG	421,231	4,347
*,^	SMA Solar Technology AG	138,237	3,315
*,^	ElringKlinger AG	489,005	2,775
*,2	Tele Columbus AG	1,211,670	2,688
	Draegerwerk AG & Co. KGaA	49,273	2,107
	CropEnergies AG	239,800	1,599
*	H&R GmbH & Co. KGaA	73,191	516
	Hornbach Baumarkt AG	7,241	134
			20,544,098
Greece (0.1%)
	Hellenic Telecommunications Organization SA	3,190,455	43,869
*	Alpha Bank AE	21,744,578	42,207
	Eurobank Ergasias SA	40,671,825	39,498
	OPAP SA	3,454,996	38,887
	JUMBO SA	1,653,571	32,408

	National Bank of Greece SA	8,638,621	25,193
	Motor Oil Hellas Corinth Refineries SA	875,560	21,707
	Mytilineos SA	1,675,071	20,359
*	Piraeus Bank SA	4,577,171	15,611
	Hellenic Telecommunications Organization SA ADR	1,442,677	9,911
	Hellenic Petroleum SA	835,866	8,716
*	GEK Terna Holding Real Estate Construction SA	1,189,379	8,424
*	Public Power Corp. SA	1,841,187	5,733
	Terna Energy SA	633,718	5,078
	Hellenic Exchanges SA	924,574	5,072
	Holding Co. ADMIE IPTO SA	1,963,714	4,904
	Sarantis SA	509,349	4,877
	Fourlis Holdings SA	735,571	4,694
*	Ellaktor SA	1,793,828	4,306
*	LAMDA Development SA	376,631	3,909
*	Viohalco SA	839,036	3,884
	Aegean Airlines SA	403,659	3,651
*,§	FF Group	455,279	2,419
*,§	Cyprus Popular Bank PCL	12,597,118	—
			355,317
Hong Kong (2.6%)
	AIA Group Ltd.	191,570,930	1,960,876
	Hong Kong Exchanges & Clearing Ltd.	19,922,739	669,531
	CK Hutchison Holdings Ltd.	42,687,253	398,911
	Link REIT	33,304,851	387,375
	Sun Hung Kai Properties Ltd.	22,454,693	361,865
	Hong Kong & China Gas Co. Ltd.	155,352,716	343,035
	CK Asset Holdings Ltd.	42,743,943	321,398
	CLP Holdings Ltd.	26,033,679	283,055
	Hang Seng Bank Ltd.	11,519,818	273,801
	Galaxy Entertainment Group Ltd.	33,973,266	231,266
	BOC Hong Kong Holdings Ltd.	57,450,437	218,909
	Jardine Matheson Holdings Ltd.	3,382,894	205,327
	Sands China Ltd.	38,128,512	183,012
	China Mengniu Dairy Co. Ltd.	42,206,124	170,304
	Power Assets Holdings Ltd.	21,900,360	156,528
	MTR Corp. Ltd.	22,640,431	148,577
	Techtronic Industries Co. Ltd.	19,729,136	146,719
2	WH Group Ltd.	132,748,792	129,214
	New World Development Co. Ltd.	90,837,899	127,899
	Wharf Real Estate Investment Co. Ltd.	19,396,025	122,356
	Swire Pacific Ltd. Class A	10,040,714	114,445
	Hongkong Land Holdings Ltd.	18,535,793	113,041
	Henderson Land Development Co. Ltd.	20,556,903	106,323
	Jardine Strategic Holdings Ltd.	2,880,206	98,737
	Lenovo Group Ltd.	118,378,076	95,253
	Wheelock & Co. Ltd.	13,302,450	83,710
	Sino Land Co. Ltd.	51,273,738	83,032
	CK Infrastructure Holdings Ltd.	9,881,747	76,614
	Hang Lung Properties Ltd.	32,472,746	76,443
	Want Want China Holdings Ltd.	87,206,892	67,825
	Swire Properties Ltd.	16,725,817	60,395
	Vitasoy International Holdings Ltd.	12,628,389	59,450
	AAC Technologies Holdings Inc.	10,870,436	58,413
	Bank of East Asia Ltd.	19,898,719	57,382
	ASM Pacific Technology Ltd.	4,876,203	57,028
*,^	Semiconductor Manufacturing International Corp.	48,041,831	56,587

	Wynn Macau Ltd.	23,325,012	52,337
	Hysan Development Co. Ltd.	10,124,675	48,234
	Wharf Holdings Ltd.	19,720,491	47,950
	Tingyi Cayman Islands Holding Corp.	29,677,645	44,291
	NWS Holdings Ltd.	22,490,771	41,759
	PCCW Ltd.	70,954,868	40,466
2	Samsonite International SA	20,589,849	40,317
	Hang Lung Group Ltd.	14,118,967	36,266
	NagaCorp Ltd.	23,996,593	36,070
	Dairy Farm International Holdings Ltd.	4,793,054	35,891
	Sun Art Retail Group Ltd.	35,437,685	35,841
	Kerry Properties Ltd.	9,489,310	35,632
	Xinyi Glass Holdings Ltd.	32,947,268	33,212
	SJM Holdings Ltd.	30,063,261	32,636
	Minth Group Ltd.	11,160,310	31,451
	Yue Yuen Industrial Holdings Ltd.	11,088,232	31,068
	Melco International Development Ltd.	12,679,784	30,852
	Xinyi Solar Holdings Ltd.	52,858,483	29,019
2	BOC Aviation Ltd.	3,298,100	28,414
	HKBN Ltd.	14,797,418	26,714
	PRADA SPA	8,023,523	24,630
	Champion REIT	30,581,167	22,670
	Uni-President China Holdings Ltd.	18,444,775	21,816
	VTech Holdings Ltd.	2,487,361	21,815
	Shangri-La Asia Ltd.	17,606,726	21,422
	SITC International Holdings Co. Ltd.	19,198,473	21,161
	MGM China Holdings Ltd.	12,276,231	20,061
*	United Energy Group Ltd.	109,645,710	19,764
	Fortune REIT (XHKG)	14,669,880	19,205
	Cafe de Coral Holdings Ltd.	5,141,142	17,095
	Great Eagle Holdings Ltd.	4,091,965	16,586
	Chow Tai Fook Jewellery Group Ltd.	16,906,558	16,142
	Luk Fook Holdings International Ltd.	5,215,638	15,733
	First Pacific Co. Ltd.	36,407,176	15,179
	Kerry Logistics Network Ltd.	8,808,413	15,103
	L'Occitane International SA	7,058,568	14,661
	Cathay Pacific Airways Ltd.	9,842,742	13,882
	Hongkong & Shanghai Hotels Ltd.	10,490,471	13,672
	Nexteer Automotive Group Ltd.	13,139,895	13,656
	IGG Inc.	13,996,855	13,298
	Pacific Basin Shipping Ltd.	64,734,028	13,290
	Li & Fung Ltd.	94,142,878	13,121
*,2	Razer Inc.	58,848,918	12,054
	Sunlight REIT	15,916,460	11,673
*	MMG Ltd.	37,100,816	11,515
	Towngas China Co. Ltd.	14,989,559	11,413
	Haitong International Securities Group Ltd.	38,937,805	11,407
	Shui On Land Ltd.	53,068,183	11,328
	Shougang Fushan Resources Group Ltd.	53,621,075	11,104
	Man Wah Holdings Ltd.	23,017,697	11,097
*	COFCO Meat Holdings Ltd.	28,766,123	10,896
	Shun Tak Holdings Ltd.	28,615,784	10,566
	Dah Sing Financial Holdings Ltd.	2,323,389	10,418
	Lifestyle International Holdings Ltd.	7,502,198	10,251
	Gemdale Properties & Investment Corp. Ltd.	84,983,452	10,129
	Johnson Electric Holdings Ltd.	5,444,101	9,799
	K Wah International Holdings Ltd.	18,442,169	9,596

	Asia Cement China Holdings Corp.	6,751,705	9,285
	CITIC Telecom International Holdings Ltd.	21,966,891	9,066
^	Pou Sheng International Holdings Ltd.	32,339,604	8,998
	Value Partners Group Ltd.	14,369,716	8,566
	Dah Sing Banking Group Ltd.	4,871,147	8,470
	Prosperity REIT	18,373,740	7,635
	Guotai Junan International Holdings Ltd.	48,303,664	7,631
	Road King Infrastructure Ltd.	3,608,980	7,420
	China Travel International Investment Hong Kong Ltd.	39,354,518	7,234
	Mandarin Oriental International Ltd.	4,431,379	7,022
*,^	FIH Mobile Ltd.	49,709,832	6,975
	Far East Consortium International Ltd.	14,463,167	6,863
2	FIT Hon Teng Ltd.	16,346,671	6,734
	Television Broadcasts Ltd.	4,140,909	6,653
	Chinese Estates Holdings Ltd.	6,984,333	6,329
*	Suncity Group Holdings Ltd.	34,172,691	6,249
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,789,504	6,229
	SUNeVision Holdings Ltd.	8,268,883	6,100
	Pacific Textiles Holdings Ltd.	7,687,583	6,064
*,^,§	Superb Summit International Group Ltd.	32,112,957	5,989
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,196,473	5,833
	Lai Sun Development Co. Ltd.	3,987,898	5,624
	Huabao International Holdings Ltd.	13,191,352	5,524
	Giordano International Ltd.	15,701,870	5,395
	VSTECS Holdings Ltd.	9,730,209	5,322
	SmarTone Telecommunications Holdings Ltd.	5,724,941	5,261
^	Microport Scientific Corp.	6,246,715	5,253
	Canvest Environmental Protection Group Co. Ltd.	10,051,532	5,220
	Chow Sang Sang Holdings International Ltd.	3,769,686	5,139
*	Agritrade Resources Ltd.	34,346,058	4,917
	Glory Sun Financial Group Ltd.	126,846,689	4,856
*	Esprit Holdings Ltd.	28,664,734	4,744
	Hutchison Telecommunications Hong Kong Holdings Ltd.	21,638,786	4,685
^	SA Sa International Holdings Ltd.	16,704,009	4,680
^,§	Town Health International Medical Group Ltd.	51,896,341	4,558
	Dynam Japan Holdings Co. Ltd.	3,506,800	4,538
	TPV Technology Ltd.	14,359,554	4,498
	Swire Pacific Ltd. Class B	2,514,398	4,477
	Inspur International Ltd.	8,895,318	4,240
^	NOVA Group Holdings Ltd.	18,009,759	4,019
	Anton Oilfield Services Group	34,738,366	3,988
*	Digital Domain Holdings Ltd.	293,578,764	3,959
	United Laboratories International Holdings Ltd.	7,171,579	3,928
^,2	IMAX China Holding Inc.	1,694,142	3,890
2	Regina Miracle International Holdings Ltd.	5,082,189	3,815
	HKR International Ltd.	6,922,928	3,515
2	Crystal International Group Ltd.	7,846,435	3,494
	Sun Hung Kai & Co. Ltd.	7,583,302	3,480
*,^	Hong Kong Television Network Ltd.	5,761,416	3,321
*	Truly International Holdings Ltd.	23,445,095	3,288
	Nan Hai Corp. Ltd.	177,146,009	3,161
*,§	Convoy Global Holdings Ltd.	147,589,460	3,149
	Spring REIT	7,089,108	3,144
*	Goodbaby International Holdings Ltd.	15,144,114	3,108
*	GCL New Energy Holdings Ltd.	79,285,756	3,020
	China Harmony New Energy Auto Holding Ltd.	9,811,571	2,985
	Ju Teng International Holdings Ltd.	12,278,047	2,905

	Liu Chong Hing Investment Ltd.	1,894,737	2,873
^,2	CGN New Energy Holdings Co. Ltd.	21,128,209	2,709
*	Honghua Group Ltd.	34,267,047	2,693
	Singamas Container Holdings Ltd.	20,365,155	2,692
*,^	NewOcean Energy Holdings Ltd.	12,588,176	2,662
*	Macau Legend Development Ltd.	18,526,058	2,644
	Texwinca Holdings Ltd.	8,080,460	2,389
*,^	HC Group Inc.	9,019,271	2,297
	Henderson Investment Ltd.	25,684,981	2,189
	Lee's Pharmaceutical Holdings Ltd.	3,439,070	2,173
*	G-Resources Group Ltd.	301,732,034	2,146
*	We Solutions Ltd.	43,018,158	2,085
*	Beijing Enterprises Medical & Health Group Ltd.	62,153,386	1,935
*	Lifestyle China Group Ltd.	6,026,564	1,920
	Emperor Capital Group Ltd.	51,490,631	1,797
*	China LNG Group Ltd.	22,560,586	1,667
*,^	KuangChi Science Ltd.	26,796,573	1,529
*	China Financial International Investments Ltd.	85,605,838	1,484
*	China Strategic Holdings Ltd.	201,984,045	1,482
*,^	Zhaobangji Properties Holdings Ltd.	1,400,000	1,454
*	China Silver Group Ltd.	14,138,516	1,307
*	New World Department Store China Ltd.	7,253,728	1,277
	Parkson Retail Group Ltd.	14,569,174	1,166
*,^	Future World Financial Holdings Ltd.	129,150,426	1,115
	Emperor Watch & Jewellery Ltd.	44,823,749	1,101
	BOE Varitronix Ltd.	3,241,063	1,055
	EVA Precision Industrial Holdings Ltd.	12,256,040	1,047
^	Shenwan Hongyuan HK Ltd.	5,213,589	925
*,§	Camsing International Holding Ltd.	5,981,106	887
*,^	Panda Green Energy Group Ltd.	21,220,155	809
*,^	Beijing Sports and Entertainment Industry Group Ltd.	15,172,396	795
*	Global Brands Group Holding Ltd.	9,688,607	765
	Yip's Chemical Holdings Ltd.	2,432,409	741
*	CST Group Ltd.	223,774,697	710
*,§	Brightoil Petroleum Holdings Ltd.	25,187,768	644
	Chong Hing Bank Ltd.	330,334	575
*	Technovator International Ltd.	4,642,124	558
*	Sunshine Oilsands Ltd.	52,247,203	512
	CP Pokphand Co. Ltd.	5,836,412	491
§	China Baoli Technologies Holdings Ltd.	26,288,361	335
*,^,§	China Animal Healthcare Ltd.	4,917,000	321
	China LotSynergy Holdings Ltd.	8,691,045	298
*	Mei Ah Entertainment Group Ltd.	7,035,496	177
	Freeman FinTech Corp. Ltd.	5,927,352	155
*	Good Resources Holdings Ltd.	3,888,020	55
*	Sino Oil And Gas Holdings Ltd.	981,110	16
*,§	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,§	China Forestry Holdings Co. Ltd.	3,050,000	—
			9,753,366
Hungary (0.1%)
	OTP Bank Nyrt	3,638,221	151,517
	MOL Hungarian Oil & Gas plc	6,746,374	68,467
	Richter Gedeon Nyrt	2,190,186	38,482
	Magyar Telekom Telecommunications plc	5,484,265	7,935
*,^	Opus Global Nyrt	2,841,026	4,079
			270,480

India (2.4%)
	Housing Development Finance Corp. Ltd.	27,264,395	838,222
*	Reliance Industries Ltd.	49,183,296	829,116
	Infosys Ltd.	59,755,667	681,990
	Tata Consultancy Services Ltd.	14,250,634	456,135
	Hindustan Unilever Ltd.	11,190,084	280,373
	Axis Bank Ltd.	28,457,908	277,734
	ITC Ltd.	46,670,476	182,721
	Maruti Suzuki India Ltd.	1,922,179	152,278
	Bajaj Finance Ltd.	2,739,587	128,844
	Bharti Airtel Ltd.	26,277,974	128,521
	HCL Technologies Ltd.	8,527,358	127,877
*	State Bank of India	24,328,991	116,923
	Sun Pharmaceutical Industries Ltd.	17,406,216	107,652
	Larsen & Toubro Ltd.	5,293,789	106,331
	UltraTech Cement Ltd.	1,647,594	103,749
	Asian Paints Ltd.	4,575,519	100,792
	Oil & Natural Gas Corp. Ltd.	47,637,736	95,850
	Bharat Petroleum Corp. Ltd.	15,994,502	79,946
	Mahindra & Mahindra Ltd.	9,504,778	75,606
	Titan Co. Ltd.	4,886,742	74,783
	UPL Ltd.	8,506,015	73,345
	NTPC Ltd.	37,484,603	68,863
	Tech Mahindra Ltd.	7,450,097	68,642
	Coal India Ltd.	22,847,076	67,740
	Indian Oil Corp. Ltd.	33,513,028	67,599
	JSW Steel Ltd.	18,820,618	64,668
	Bajaj Finserv Ltd.	606,965	62,421
	Nestle India Ltd.	366,217	61,956
	Adani Ports & Special Economic Zone Ltd.	11,035,841	60,330
	Wipro Ltd.	15,389,673	59,136
	Grasim Industries Ltd.	5,108,947	58,299
	Vedanta Ltd.	25,493,406	56,690
	Hero MotoCorp Ltd.	1,564,046	53,327
	Dabur India Ltd.	8,494,953	52,505
	Godrej Consumer Products Ltd.	5,912,972	51,349
	Eicher Motors Ltd.	214,559	50,723
	Bajaj Auto Ltd.	1,376,119	50,179
	Bharti Infratel Ltd.	13,631,635	48,550
2	ICICI Lombard General Insurance Co. Ltd.	2,550,063	44,673
	Zee Entertainment Enterprises Ltd.	8,438,199	44,176
2	SBI Life Insurance Co. Ltd.	3,801,075	43,960
2	HDFC Life Insurance Co. Ltd.	6,106,271	43,643
*	United Spirits Ltd.	4,780,243	41,135
	Hindalco Industries Ltd.	14,679,300	40,430
	Cipla Ltd.	5,286,090	39,948
	Dr Reddy's Laboratories Ltd.	1,073,179	39,945
	Indiabulls Housing Finance Ltd.	5,143,268	39,749
*,2	Avenue Supermarts Ltd.	1,849,718	39,737
	Lupin Ltd.	3,553,633	39,455
	Marico Ltd.	7,307,017	38,882
	Shree Cement Ltd.	132,568	38,753
	Piramal Enterprises Ltd.	1,450,487	37,973
	Shriram Transport Finance Co. Ltd.	2,653,922	37,243
	Power Grid Corp. of India Ltd.	12,151,386	37,147
	Hindustan Petroleum Corp. Ltd.	9,624,075	37,023
	Havells India Ltd.	3,866,458	36,152

Britannia Industries Ltd.	952,417	35,973
Ambuja Cements Ltd.	12,262,759	35,800
Yes Bank Ltd.	26,984,384	35,560
Pidilite Industries Ltd.	1,958,319	35,218
Aurobindo Pharma Ltd.	4,177,215	34,616
2 InterGlobe Aviation Ltd.	1,521,224	34,348
GAIL India Ltd.	17,249,816	32,204
Federal Bank Ltd.	23,717,300	31,698
Info Edge India Ltd.	963,132	31,332
* Tata Motors Ltd.	15,654,658	30,624
LIC Housing Finance Ltd.	4,037,964	30,286
Divi's Laboratories Ltd.	1,276,265	30,229
2 RBL Bank Ltd.	5,108,918	29,895
Wipro Ltd. ADR	7,200,185	29,449
Petronet LNG Ltd.	8,434,290	28,908
Tata Steel Ltd.	4,616,586	28,842
2 ICICI Prudential Life Insurance Co. Ltd.	4,919,726	28,615
Apollo Hospitals Enterprise Ltd.	1,455,270	28,514
Container Corp. Of India Ltd.	3,329,071	24,698
Motherson Sumi Systems Ltd.	15,414,540	23,785
* Bosch Ltd.	111,693	23,369
Siemens Ltd.	1,379,941	22,890
* IDFC First Bank Ltd.	37,690,828	22,857
United Breweries Ltd.	1,082,986	22,218
Rajesh Exports Ltd.	2,178,500	21,794
Mindtree Ltd.	2,099,351	21,784
DLF Ltd.	8,403,325	21,622
2 AU Small Finance Bank Ltd.	2,196,821	21,617
* State Bank of India GDR	446,404	21,582
Crompton Greaves Consumer Electricals Ltd.	6,432,501	21,465
Mahindra & Mahindra Financial Services Ltd.	4,752,287	20,950
REC Ltd.	10,292,366	20,900
Bajaj Holdings & Investment Ltd.	418,420	20,653
Page Industries Ltd.	78,118	20,532
Jubilant Foodworks Ltd.	1,145,919	19,888
Bharat Forge Ltd.	3,207,453	19,624
Colgate-Palmolive India Ltd.	1,132,460	19,529
* Future Retail Ltd.	3,222,380	19,233
Ashok Leyland Ltd.	18,983,813	19,167
NMDC Ltd.	11,851,442	18,648
Berger Paints India Ltd.	3,729,466	17,876
GlaxoSmithKline Consumer Healthcare Ltd.	158,188	16,997
ACC Ltd.	744,484	16,812
* Power Finance Corp. Ltd.	10,395,164	16,517
Oracle Financial Services Software Ltd.	329,322	16,223
ABB India Ltd.	810,173	16,012
Torrent Pharmaceuticals Ltd.	655,214	15,858
Mphasis Ltd.	1,156,801	15,756
Indian Hotels Co. Ltd.	7,465,939	15,510
* Punjab National Bank	15,093,525	15,087
Biocon Ltd.	4,517,070	14,826
Alkem Laboratories Ltd.	570,349	14,415
Glenmark Pharmaceuticals Ltd.	2,307,787	14,252
Bharat Electronics Ltd.	9,534,050	14,158
2 HDFC Asset Management Co. Ltd.	447,258	13,909
Muthoot Finance Ltd.	1,577,410	13,881
PI Industries Ltd.	866,349	13,812

*	AIA Engineering Ltd.	555,003	13,701
	MRF Ltd.	17,527	13,609
	Voltas Ltd.	1,613,071	13,597
	Castrol India Ltd.	7,725,188	13,590
*	Fortis Healthcare Ltd.	7,782,234	13,555
	Cadila Healthcare Ltd.	4,099,532	13,538
	Tata Power Co. Ltd.	15,420,737	13,523
*	Vodafone Idea Ltd.	134,704,999	13,394
*	Adani Power Ltd.	15,080,005	13,276
2	Bandhan Bank Ltd.	1,888,890	13,119
*	Bank of Baroda	8,410,976	12,959
	Tata Global Beverages Ltd.	3,541,880	12,912
	City Union Bank Ltd.	4,544,708	12,783
*	Jindal Steel & Power Ltd.	6,508,361	12,680
*	Max Financial Services Ltd.	2,089,313	12,618
*	Godrej Properties Ltd.	899,450	12,405
	Cholamandalam Investment and Finance Co. Ltd.	3,244,120	12,183
	Gillette India Ltd.	116,135	12,072
	Edelweiss Financial Services Ltd.	5,664,235	11,972
*	Adani Transmission Ltd.	3,973,274	11,893
	Kansai Nerolac Paints Ltd.	1,911,977	11,837
*,§	India Infoline	3,602,841	11,494
	Hindustan Zinc Ltd.	3,645,709	11,461
	Bharat Heavy Electricals Ltd.	13,424,207	11,450
	L&T Finance Holdings Ltd.	7,929,765	11,343
	NHPC Ltd.	35,283,909	11,341
	Cummins India Ltd.	1,099,549	11,301
	CESC Ltd.	1,035,508	11,172
*	Oberoi Realty Ltd.	1,374,488	10,943
	Apollo Tyres Ltd.	4,691,173	10,694
	Bata India Ltd.	548,154	10,379
	Natco Pharma Ltd.	1,373,903	10,257
	TVS Motor Co. Ltd.	1,922,480	10,237
*	Steel Authority of India Ltd.	16,461,210	10,179
	Whirlpool of India Ltd.	448,019	10,104
	Oil India Ltd.	4,329,863	10,017
	GRUH Finance Ltd.	2,770,026	9,910
	Ramco Cements Ltd.	913,646	9,740
	Indraprastha Gas Ltd.	2,194,586	9,636
2	Larsen & Toubro Infotech Ltd.	438,379	9,622
*	Aditya Birla Capital Ltd.	8,092,289	9,609
	Sun TV Network Ltd.	1,379,617	9,438
*	Dalmia Bharat Ltd.	704,787	9,430
	Exide Industries Ltd.	3,536,209	9,395
	Ipca Laboratories Ltd.	674,763	9,341
	NIIT Technologies Ltd.	522,980	9,122
	Manappuram Finance Ltd.	5,482,522	9,013
*	Canara Bank	2,607,460	8,903
	SRF Ltd.	224,988	8,810
	Balkrishna Industries Ltd.	850,210	8,647
	Emami Ltd.	1,838,327	8,531
	DCB Bank Ltd.	3,008,488	8,515
	PVR Ltd.	385,272	8,475
	Supreme Industries Ltd.	544,332	8,299
	Torrent Power Ltd.	1,838,903	8,132
	Indiabulls Ventures Ltd.	2,344,888	8,101
2	Dr Lal PathLabs Ltd.	512,913	8,086

Dr Reddy's Laboratories Ltd. ADR	219,552	8,082
* Aarti Industries Ltd.	323,491	7,904
Sundaram Finance Ltd.	359,198	7,903
Godrej Industries Ltd.	1,167,039	7,821
Adani Enterprises Ltd.	4,188,314	7,800
* Aditya Birla Fashion and Retail Ltd.	2,808,284	7,657
Tata Communications Ltd.	1,109,497	7,550
Hexaware Technologies Ltd.	1,426,491	7,467
Phoenix Mills Ltd.	799,716	7,450
Kajaria Ceramics Ltd.	1,074,560	7,377
* NCC Ltd.	6,884,720	7,282
Jubilant Life Sciences Ltd.	1,132,557	7,212
Mahanagar Gas Ltd.	614,748	7,199
Pfizer Ltd.	160,594	7,061
Sanofi India Ltd.	78,552	6,992
* 3M India Ltd.	22,122	6,770
* Just Dial Ltd.	665,583	6,717
Thermax Ltd.	417,759	6,662
2 PNB Housing Finance Ltd.	647,823	6,651
Escorts Ltd.	973,544	6,617
Prestige Estates Projects Ltd.	1,760,641	6,495
* Aavas Financiers Ltd.	288,937	6,249
Amara Raja Batteries Ltd.	636,277	6,237
Varun Beverages Ltd.	668,774	6,187
IIFL Finance Ltd.	3,602,841	6,155
Gujarat State Petronet Ltd.	1,998,728	6,150
2 Syngene International Ltd.	1,387,916	6,074
* Union Bank of India	6,111,836	5,974
Century Textiles & Industries Ltd.	460,711	5,939
Gujarat Gas Ltd.	2,359,363	5,893
National Aluminium Co. Ltd.	8,816,821	5,824
Adani Gas Ltd.	2,594,241	5,737
* Tata Motors Ltd. Class A	6,100,461	5,736
* Bank of India	5,263,869	5,491
V-Guard Industries Ltd.	1,618,346	5,451
* WABCO India Ltd.	61,084	5,389
* GMR Infrastructure Ltd.	24,731,471	5,349
* TeamLease Services Ltd.	136,882	5,293
Coromandel International Ltd.	969,964	5,247
Bayer CropScience Ltd.	117,815	5,245
Astral Poly Technik Ltd.	286,441	5,170
Ajanta Pharma Ltd.	403,508	5,157
2 Endurance Technologies Ltd.	378,079	5,051
Sobha Ltd.	623,260	4,937
* JSW Energy Ltd.	4,983,627	4,911
Graphite India Ltd.	1,075,805	4,790
KRBL Ltd.	1,488,625	4,769
NBCC India Ltd.	7,670,971	4,738
Alembic Pharmaceuticals Ltd.	618,277	4,700
Cholamandalam Financial Holdings Ltd.	686,302	4,533
Balrampur Chini Mills Ltd.	2,207,533	4,524
Karur Vysya Bank Ltd.	4,855,868	4,427
Strides Pharma Science Ltd.	787,089	4,390
GFL Ltd.	330,179	4,344
Persistent Systems Ltd.	561,622	4,238
Redington India Ltd.	2,680,999	4,174
Symphony Ltd.	231,719	4,162

*,2	Quess Corp. Ltd.	648,182	4,124
*	Syndicate Bank	8,788,090	4,083
	Sundram Fasteners Ltd.	640,175	4,069
	Welspun India Ltd.	5,486,885	3,973
	Vakrangee Ltd.	8,039,660	3,958
	Ceat Ltd.	324,942	3,845
*	Indian Bank	1,400,119	3,772
	Engineers India Ltd.	2,495,453	3,613
*,2	Eris Lifesciences Ltd.	597,273	3,537
	Motilal Oswal Financial Services Ltd.	459,378	3,497
	Radico Khaitan Ltd.	808,944	3,487
	Multi Commodity Exchange of India Ltd.	294,766	3,471
	Care Ratings Ltd.	310,461	3,398
	Minda Industries Ltd.	803,674	3,378
*	Equitas Holdings Ltd.	2,074,776	3,377
	Thomas Cook India Ltd.	1,239,238	3,356
	HEG Ltd.	235,015	3,351
*	Mahindra CIE Automotive Ltd.	1,292,304	3,350
	Blue Dart Express Ltd.	95,335	3,322
2	Dilip Buildcon Ltd.	552,291	3,283
	Chambal Fertilizers and Chemicals Ltd.	1,491,938	3,234
	V-Mart Retail Ltd.	118,416	3,206
	Sterlite Technologies Ltd.	1,466,211	3,163
*	Bombay Burmah Trading Co.	268,162	3,162
	Gujarat Pipavav Port Ltd.	2,777,459	3,146
*	Varun Beverages Ltd. - Interim Line	334,387	3,106
*	TTK Prestige Ltd.	39,868	3,091
2	Godrej Agrovet Ltd.	484,822	3,057
*	EIH Ltd.	1,261,064	3,030
*	Sun Pharma Advanced Research Co. Ltd.	1,298,947	3,014
2	Laurus Labs Ltd.	615,834	2,995
	Karnataka Bank Ltd.	2,457,527	2,991
*	Wockhardt Ltd.	660,430	2,982
	Dish TV India Ltd.	7,396,282	2,931
	Welspun Corp. Ltd.	1,810,548	2,922
	IRB Infrastructure Developers Ltd.	2,136,939	2,896
	India Cements Ltd.	2,215,460	2,811
*	Oriental Bank of Commerce	2,828,033	2,788
	Kaveri Seed Co. Ltd.	429,573	2,781
	JM Financial Ltd.	2,850,775	2,758
*	IDFC Ltd.	5,228,049	2,711
	Finolex Cables Ltd.	488,716	2,656
	South Indian Bank Ltd.	14,605,728	2,589
	Birlasoft Ltd.	2,394,156	2,586
	Bajaj Consumer Care Ltd.	678,193	2,552
	Mangalore Refinery & Petrochemicals Ltd.	2,928,142	2,533
*	Suzlon Energy Ltd.	41,397,557	2,516
	Vedanta Ltd. ADR	287,077	2,506
	Raymond Ltd.	259,874	2,476
	Tata Chemicals Ltd.	295,974	2,474
*	Allahabad Bank	4,495,931	2,466
	Sadbhav Engineering Ltd.	1,195,265	2,439
	Avanti Feeds Ltd.	531,278	2,375
	GlaxoSmithKline Pharmaceuticals Ltd.	126,615	2,218
	PTC India Ltd.	2,731,661	2,215
*	Indiabulls Real Estate Ltd.	1,722,420	2,197
*	Dewan Housing Finance Corp. Ltd.	3,093,132	2,196

	Jindal Saw Ltd.	2,241,047	2,187
	eClerx Services Ltd.	243,709	2,114
	Great Eastern Shipping Co. Ltd.	611,824	2,093
	Repco Home Finance Ltd.	432,228	2,034
*	TV18 Broadcast Ltd.	6,201,623	1,940
	Arvind Ltd.	2,424,142	1,931
*	Future Consumer Ltd.	4,490,133	1,827
	GE T&D India Ltd.	805,935	1,809
	GE Power India Ltd.	161,283	1,800
*	CG Power and Industrial Solutions Ltd.	6,783,725	1,793
*	Jammu & Kashmir Bank Ltd.	3,415,883	1,738
	Rain Industries Ltd.	1,310,542	1,689
	VA Tech Wabag Ltd.	379,313	1,599
*	Hindustan Construction Co. Ltd.	12,967,528	1,592
	Reliance Capital Ltd.	2,075,723	1,561
	Jain Irrigation Systems Ltd.	4,384,534	1,299
	Reliance Infrastructure Ltd.	1,901,270	1,294
	Gateway Distriparks Ltd.	822,382	1,293
*	Central Bank of India	4,757,757	1,214
*	IFCI Ltd.	10,795,959	1,126
*	Tata Motors Ltd. ADR	115,920	1,126
*	Corp Bank	3,332,363	1,093
	PC Jeweller Ltd.	2,162,448	1,070
	Gujarat Mineral Development Corp. Ltd.	1,000,049	1,036
*	Andhra Bank	3,410,876	959
*	Indian Overseas Bank	5,395,206	873
*	Housing Development & Infrastructure Ltd.	4,833,917	835
*	UCO Bank	2,956,646	709
	Srei Infrastructure Finance Ltd.	4,105,550	702
*	Jaiprakash Associates Ltd.	20,132,790	639
*	Shipping Corp. of India Ltd.	1,530,257	637
*	RattanIndia Power Ltd.	24,769,936	467
*	Bajaj Hindusthan Sugar Ltd.	4,959,593	431
*	Reliance Communications Ltd.	20,162,014	422
*	Sintex Plastics Technology Ltd.	5,598,454	413
*	Reliance Power Ltd.	7,568,795	389
*	Shree Renuka Sugars Ltd.	3,383,552	384
*	Jet Airways India Ltd.	538,616	261
*	Spencer's Retail Ltd.	233,038	232
	Reliance Home Finance Ltd.	1,577,613	230
	Cox & Kings Ltd.	1,264,202	211
	Sintex Industries Ltd.	4,505,012	153
*	Unitech Ltd.	9,269,475	134
	McLeod Russel India Ltd.	600,916	90
	Marksans Pharma Ltd.	258,005	60
*	JITF Infralogistics Ltd.	121,365	12
*	Cox & Kings Financial Service Ltd.	351,599	10
	Infosys Ltd. ADR	624	7
*,§	Chennai Super Kings Cricket Ltd.	951,110	—
			9,229,784
Indonesia (0.5%)
	Bank Central Asia Tbk PT	153,080,242	336,069
	Bank Rakyat Indonesia Persero Tbk PT	837,809,879	265,484
	Telekomunikasi Indonesia Persero Tbk PT	737,677,770	225,126
	Bank Mandiri Persero Tbk PT	294,254,287	165,546
	Astra International Tbk PT	323,318,240	160,246
	Bank Negara Indonesia Persero Tbk PT	118,701,169	71,161

Unilever Indonesia Tbk PT	18,502,750	57,334
Charoen Pokphand Indonesia Tbk PT	116,242,342	44,481
United Tractors Tbk PT	24,453,173	43,313
Semen Indonesia Persero Tbk PT	46,303,117	42,091
Gudang Garam Tbk PT	7,486,598	40,217
Indofood Sukses Makmur Tbk PT	69,040,484	34,664
Indocement Tunggal Prakarsa Tbk PT	20,741,555	32,951
Hanjaya Mandala Sampoerna Tbk PT	145,187,958	31,228
Kalbe Farma Tbk PT	292,845,443	30,600
Indofood CBP Sukses Makmur Tbk PT	36,144,498	27,490
Perusahaan Gas Negara Tbk PT	166,496,103	24,189
Indah Kiat Pulp & Paper Corp. Tbk PT	42,533,951	22,446
* Lippo Karawaci Tbk PT	1,033,185,666	20,589
Ciputra Development Tbk PT	216,543,417	18,985
Pakuwon Jati Tbk PT	363,368,764	18,984
Adaro Energy Tbk PT	209,940,960	18,880
Pabrik Kertas Tjiwi Kimia Tbk PT	19,746,641	16,780
Barito Pacific Tbk PT	60,299,908	16,628
Summarecon Agung Tbk PT	169,203,277	15,905
Jasa Marga Persero Tbk PT	34,201,378	14,525
Ace Hardware Indonesia Tbk PT	105,439,346	13,777
Bukit Asam Tbk PT	67,592,246	13,136
* XL Axiata Tbk PT	56,383,060	12,920
* Bumi Serpong Damai Tbk PT	118,218,071	11,866
Bank Tabungan Negara Persero Tbk PT	59,484,191	10,336
Matahari Department Store Tbk PT	36,685,352	9,679
Aneka Tambang Tbk	146,137,330	9,627
Waskita Karya Persero Tbk PT	65,495,001	9,483
Tower Bersama Infrastructure Tbk PT	31,375,788	9,392
Surya Citra Media Tbk PT	82,953,632	9,122
* Kresna Graha Investama Tbk PT	210,730,488	8,637
Wijaya Karya Persero Tbk PT	48,400,408	7,999
Indo Tambangraya Megah Tbk PT	6,274,920	7,497
Media Nusantara Citra Tbk PT	76,367,233	7,453
AKR Corporindo Tbk PT	26,063,650	7,400
Mitra Adiperkasa Tbk PT	105,832,061	7,121
* Sentul City Tbk PT	650,746,001	6,871
* Vale Indonesia Tbk PT	31,611,102	6,766
* Medco Energi Internasional Tbk PT	106,534,073	6,413
PP Persero Tbk PT	40,064,814	6,080
* Panin Financial Tbk PT	235,038,692	5,853
* Trada Alam Minera Tbk PT	538,035,476	4,519
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	39,283,223	4,440
Link Net Tbk PT	12,916,530	4,161
Astra Agro Lestari Tbk PT	5,506,287	3,909
Ramayana Lestari Sentosa Tbk PT	38,688,516	3,707
* Alam Sutera Realty Tbk PT	148,198,219	3,497
Surya Semesta Internusa Tbk PT	58,894,985	3,393
Bank Danamon Indonesia Tbk PT	9,055,744	3,275
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	42,862,070	3,232
Timah Tbk PT	41,032,795	3,012
* Global Mediacom Tbk PT	106,916,117	2,954
Adhi Karya Persero Tbk PT	24,681,778	2,593
* Siloam International Hospitals Tbk PT	4,932,913	2,211
* Agung Podomoro Land Tbk PT	119,320,143	1,713
* Eagle High Plantations Tbk PT	153,757,747	1,563
Bekasi Fajar Industrial Estate Tbk PT	65,376,056	1,478

*	Krakatau Steel Persero Tbk PT	45,054,161	1,109
	Semen Baturaja Persero TBK PT	14,515,882	1,024
*	Salim Ivomas Pratama Tbk PT	32,587,431	780
*	Medco Energi Internasional Tbk PT Warrants Expire 12/11/2020	23,126,700	353
*	Sampoerna Agro Tbk PT	1,119,598	182
*	Berlian Laju Tanker Tbk PT	25,926,000	93
*	Bakrie and Brothers Tbk PT	5,967,850	21
			2,036,559
Ireland (0.2%)
	Kerry Group plc Class A	2,307,036	268,437
	CRH plc (XDUB)	7,139,813	237,616
	Kingspan Group plc	2,386,265	116,713
	Bank of Ireland Group plc	14,654,580	64,666
	AIB Group plc	12,559,063	43,017
	Glanbia plc	3,126,850	40,704
	Green REIT plc	11,153,443	22,089
	C&C Group plc	4,832,526	21,991
	Hibernia REIT plc	10,915,829	18,220
	Dalata Hotel Group plc	2,964,709	15,254
	Irish Continental Group plc	2,828,775	12,959
*	Cairn Homes plc (XLON)	10,215,702	12,039
*	Permanent TSB Group Holdings plc	1,653,102	2,083
*	Cairn Homes plc (XDUB)	1,284,296	1,525
*,§	Irish Bank Resolution Corp. Ltd.	698,992	—
			877,313
Israel (0.3%)
	Bank Leumi Le-Israel BM	23,784,672	173,022
*	Nice Ltd.	991,446	151,195
*	Bank Hapoalim BM	17,403,689	131,616
*	Teva Pharmaceutical Industries Ltd.	15,182,013	120,518
	Israel Discount Bank Ltd. Class A	18,683,258	80,637
	Elbit Systems Ltd.	375,332	60,048
	Israel Chemicals Ltd.	10,898,348	58,655
*	Mizrahi Tefahot Bank Ltd.	2,108,978	50,604
	Azrieli Group Ltd.	591,045	41,453
*	Tower Semiconductor Ltd.	1,663,311	32,626
	Paz Oil Co. Ltd.	158,681	22,473
	Alony Hetz Properties & Investments Ltd.	1,643,729	22,361
	Bezeq The Israeli Telecommunication Corp. Ltd.	32,356,207	22,013
	First International Bank Of Israel Ltd.	824,819	21,261
*	Airport City Ltd.	1,119,758	20,535
	Strauss Group Ltd.	651,795	19,667
	Reit 1 Ltd.	2,933,577	15,288
*	Israel Corp. Ltd.	59,314	14,437
	Harel Insurance Investments & Financial Services Ltd.	1,783,980	13,930
	Amot Investments Ltd.	1,966,218	13,863
	Melisron Ltd.	259,383	13,625
	Shufersal Ltd.	1,780,156	13,094
	Gazit-Globe Ltd.	1,435,364	12,871
*	Nova Measuring Instruments Ltd.	433,709	12,697
*	Oil Refineries Ltd.	23,581,182	12,653
	Delek Group Ltd.	80,093	12,214
	Phoenix Holdings Ltd.	1,901,733	11,856
	Shikun & Binui Ltd.	3,104,323	10,675
*	Jerusalem Economy Ltd.	2,494,279	10,128
*	Clal Insurance Enterprises Holdings Ltd.	597,231	9,655

	Hilan Ltd.	210,311	7,308
	Matrix IT Ltd.	442,973	6,958
	Electra Ltd.	23,903	6,779
	Sella Capital Real Estate Ltd.	2,837,056	6,372
	Formula Systems 1985 Ltd.	109,636	6,206
	Shapir Engineering and Industry Ltd.	1,631,017	6,199
	Migdal Insurance & Financial Holding Ltd.	4,960,013	6,044
*	Partner Communications Co. Ltd.	1,371,095	5,595
	AudioCodes Ltd.	289,639	5,595
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	105,285	5,556
*	AFI Properties Ltd.	173,756	5,324
	Menora Mivtachim Holdings Ltd.	317,935	5,081
	Bayside Land Corp.	9,012	4,846
	Kenon Holdings Ltd.	229,194	4,820
	IDI Insurance Co. Ltd.	118,569	4,259
*	Brack Capital Properties NV	42,571	4,160
*	Big Shopping Centers Ltd.	49,674	3,886
	Gilat Satellite Networks Ltd.	453,402	3,807
	Delta Galil Industries Ltd.	119,623	3,481
	Naphtha Israel Petroleum Corp. Ltd.	464,860	3,058
*	Allot Ltd.	423,586	3,058
*	Teva Pharmaceutical Industries Ltd. ADR	360,582	2,859
	Norstar Holdings Inc.	154,774	2,488
*	Kamada Ltd.	434,958	2,481
*	Cellcom Israel Ltd. (Registered)	814,921	2,331
	Delek Automotive Systems Ltd.	502,413	2,128
	Property & Building Corp. Ltd.	11,715	1,174
*	Cellcom Israel Ltd.	96,644	277
			1,327,800
Italy (1.7%)
	Enel SPA	122,797,203	840,012
	Eni SPA	39,412,425	615,675
	Intesa Sanpaolo SPA (Registered)	236,132,104	512,150
	UniCredit SPA	35,334,559	416,049
	Assicurazioni Generali SPA	20,160,308	375,997
	Ferrari NV	1,965,478	316,494
	Fiat Chrysler Automobiles NV	17,385,409	232,903
	Atlantia SPA	8,395,533	215,895
	Snam SPA	35,906,861	176,295
	CNH Industrial NV	15,604,331	158,002
	Terna Rete Elettrica Nazionale SPA	22,250,363	135,502
	Moncler SPA	2,881,483	118,315
	Mediobanca Banca di Credito Finanziario SPA	11,481,964	115,004
	EXOR NV	1,647,834	114,758
	FinecoBank Banca Fineco SPA	9,600,078	95,502
*	Telecom Italia SPA (Registered)	163,651,895	92,010
	Tenaris SA	6,966,346	87,281
	Prysmian SPA	4,132,506	85,075
	Davide Campari-Milano SPA	8,845,279	82,265
2	Poste Italiane SPA	7,208,385	76,930
	Leonardo SPA	6,133,724	74,680
	Recordati SPA	1,492,513	66,842
	Telecom Italia SPA (Bearer)	99,645,121	52,963
	Italgas SPA	7,870,502	49,732
	Hera SPA	12,972,765	48,303
	Amplifon SPA	1,876,036	46,239
*	Banco BPM SPA	23,848,931	44,462

	A2A SPA	24,911,410	43,545
*	Saipem SPA	8,768,857	43,341
	DiaSorin SPA	365,820	42,425
2	Pirelli & C SPA	6,840,740	40,293
	Unipol Gruppo SPA	7,612,550	39,050
^	Unione di Banche Italiane SPA	15,104,065	38,778
2	Infrastrutture Wireless Italiane SPA	3,786,280	38,303
	Azimut Holding SPA	1,879,719	35,230
	Interpump Group SPA	1,249,559	35,124
	Banca Mediolanum SPA	4,735,245	33,881
	Iren SPA	10,858,428	28,411
	Banca Generali SPA	899,681	26,194
	UnipolSai Assicurazioni SPA	9,388,961	24,477
	Freni Brembo SPA	2,311,978	23,648
	Cerved Group SPA	2,935,697	23,133
	Buzzi Unicem SPA	1,132,559	23,017
	Salvatore Ferragamo SPA	1,072,674	22,496
^	BPER Banca	5,963,549	22,189
	Autogrill SPA	2,093,119	22,124
2	Enav SPA	4,009,126	22,051
	Reply SPA	322,865	21,601
	IMA Industria Macchine Automatiche SPA	273,750	21,493
	Societa Cattolica di Assicurazioni SC	2,528,442	21,456
	De' Longhi SPA	1,018,410	20,476
	Societa Iniziative Autostradali e Servizi SPA	1,068,160	20,261
2	Technogym SPA	1,743,346	18,727
	ASTM SPA	527,893	18,201
	ERG SPA	870,224	16,828
	Brunello Cucinelli SPA	523,092	16,567
2	Anima Holding SPA	4,460,049	16,396
*,^	Mediaset SPA	4,984,907	14,600
	Saras SPA	8,806,697	14,496
	Banca Popolare di Sondrio SCPA	6,920,494	14,382
	ACEA SPA	694,549	13,060
	MARR SPA	480,371	10,355
^	Tod's SPA	203,745	10,145
*,^	Juventus Football Club SPA	5,772,012	9,922
	Tamburi Investment Partners SPA	1,545,802	9,739
2	doValue SPA	755,058	9,439
2	Banca Farmafactoring SPA	1,571,008	8,491
2	RAI Way SPA	1,405,169	8,340
	Piaggio & C SPA	2,587,668	7,772
2	Carel Industries SPA	616,333	7,592
	Fincantieri SPA	7,274,221	7,514
	Buzzi Unicem SPA Saving Shares	518,584	7,354
	Danieli & C Officine Meccaniche SPA Saving Shares	624,708	7,095
*,^	Banca Monte dei Paschi di Siena SPA	4,428,053	6,405
	Credito Emiliano SPA	1,141,373	5,716
	Datalogic SPA	322,469	5,670
^	Maire Tecnimont SPA	2,355,220	5,668
	Zignago Vetro SPA	448,107	5,066
^	Banca IFIS SPA	347,858	4,915
*,^,2	OVS SPA	2,771,381	4,876
2	Gima TT SPA	541,024	4,839
*,^	Salini Impregilo SPA	2,494,286	4,769
	CIR-Compagnie Industriali Riunite SPA	4,312,638	4,766
	Cementir Holding SPA	650,947	4,572

	Immobiliare Grande Distribuzione SIIQ SPA	645,199	4,149
	Italmobiliare SPA	181,556	4,052
	Danieli & C Officine Meccaniche SPA	164,067	2,860
	Cairo Communication SPA	959,840	2,750
*	Arnoldo Mondadori Editore SPA	1,645,803	2,681
	Biesse SPA	208,180	2,592
	Rizzoli Corriere Della Sera Mediagroup SPA	1,704,747	1,828
	Cofide SPA	3,441,151	1,818
	DeA Capital SPA	1,212,511	1,740
^	Geox SPA	979,972	1,376
*	Credito Valtellinese SPA	3,625,152	215
	Falck Renewables SPA	11,275	52
*,§	Gemina SPA CVR Expire 12/31/2049	315,232	—
			6,308,722
Japan (16.6%)
	Toyota Motor Corp.	39,467,450	2,550,120
	SoftBank Group Corp.	26,991,370	1,378,130
	Sony Corp.	19,802,640	1,126,254
	Mitsubishi UFJ Financial Group Inc.	197,193,045	973,937
	Keyence Corp.	1,425,267	817,888
	Takeda Pharmaceutical Co. Ltd.	22,068,615	759,511
	Sumitomo Mitsui Financial Group Inc.	20,878,324	730,111
	KDDI Corp.	27,472,865	716,808
	Honda Motor Co. Ltd.	27,548,748	685,428
	Shin-Etsu Chemical Co. Ltd.	6,300,028	641,443
	Recruit Holdings Co. Ltd.	18,925,578	640,867
	Nintendo Co. Ltd.	1,685,690	620,153
	Daiichi Sankyo Co. Ltd.	10,065,045	611,624
	Central Japan Railway Co.	2,857,578	574,410
	Mizuho Financial Group Inc.	401,245,473	569,496
	Tokio Marine Holdings Inc.	10,408,633	552,501
	Kao Corp.	7,522,525	549,000
	Mitsubishi Corp.	20,330,324	545,916
	FANUC Corp.	3,068,961	545,436
	East Japan Railway Co.	5,765,448	528,548
	Daikin Industries Ltd.	4,198,940	521,159
	Hitachi Ltd.	14,642,187	519,136
	Nidec Corp.	3,683,867	492,592
	Fast Retailing Co. Ltd.	809,959	485,833
	Nippon Telegraph & Telephone Corp.	10,113,879	456,450
	Shiseido Co. Ltd.	6,143,871	452,094
	Hoya Corp.	5,811,559	445,642
	NTT DOCOMO Inc.	18,475,586	442,996
	Canon Inc.	16,227,833	440,119
	Mitsui & Co. Ltd.	26,724,906	434,463
	Astellas Pharma Inc.	29,866,776	423,269
	Tokyo Electron Ltd.	2,459,293	416,537
	Seven & i Holdings Co. Ltd.	12,179,285	415,654
	ITOCHU Corp.	21,788,363	414,866
	Murata Manufacturing Co. Ltd.	9,015,932	412,850
	Japan Tobacco Inc.	18,692,617	411,868
	Mitsubishi Electric Corp.	31,309,119	408,920
	Oriental Land Co. Ltd.	2,976,786	392,773
	Bridgestone Corp.	9,442,139	354,463
	Mitsubishi Estate Co. Ltd.	18,706,603	344,331
	Softbank Corp.	25,404,340	342,302
	Mitsui Fudosan Co. Ltd.	14,864,689	335,558

SMC Corp.	916,904	332,251
Komatsu Ltd.	14,466,278	323,472
Denso Corp.	7,182,853	304,880
Terumo Corp.	10,226,249	297,639
Kyocera Corp.	4,857,966	296,080
Daiwa House Industry Co. Ltd.	10,268,967	291,965
ORIX Corp.	20,258,163	289,123
Panasonic Corp.	33,634,034	283,608
Kirin Holdings Co. Ltd.	12,747,761	276,477
Kubota Corp.	17,570,106	271,028
FUJIFILM Holdings Corp.	5,716,759	270,965
Suzuki Motor Corp.	6,802,544	266,037
Sumitomo Corp.	17,688,993	262,481
Asahi Group Holdings Ltd.	6,018,332	260,684
Toshiba Corp.	8,158,835	260,322
Dai-ichi Life Holdings Inc.	17,327,522	254,733
MS&AD Insurance Group Holdings Inc.	7,755,361	254,210
Shionogi & Co. Ltd.	4,447,257	246,222
Chugai Pharmaceutical Co. Ltd.	3,423,697	244,955
Otsuka Holdings Co. Ltd.	6,647,243	244,452
Secom Co. Ltd.	3,063,093	240,058
Fujitsu Ltd.	3,024,797	236,050
West Japan Railway Co.	2,876,980	235,501
JXTG Holdings Inc.	48,895,777	230,095
Sumitomo Realty & Development Co. Ltd.	6,246,353	227,286
Sompo Holdings Inc.	5,464,874	226,317
Eisai Co. Ltd.	4,179,360	225,885
Subaru Corp.	9,690,626	225,852
Sysmex Corp.	2,992,714	217,280
Japan Post Holdings Co. Ltd.	21,024,006	206,088
Nippon Steel Corp.	12,954,230	202,956
Asahi Kasei Corp.	19,741,690	200,830
Sumitomo Mitsui Trust Holdings Inc.	5,850,525	199,961
Nissan Motor Co. Ltd.	30,470,734	198,058
Olympus Corp.	17,703,322	193,017
Aeon Co. Ltd.	11,082,879	191,781
Mitsubishi Heavy Industries Ltd.	4,516,971	186,330
Shimano Inc.	1,233,898	174,201
Unicharm Corp.	6,110,993	172,887
Tokyo Gas Co. Ltd.	6,822,286	170,296
Nomura Holdings Inc.	52,202,280	167,789
Bandai Namco Holdings Inc.	3,076,089	165,368
Toray Industries Inc.	23,959,485	164,829
NEC Corp.	3,949,323	161,445
Marubeni Corp.	24,799,543	160,765
Nitori Holdings Co. Ltd.	1,170,195	157,819
Chubu Electric Power Co. Inc.	11,062,546	156,163
Sekisui House Ltd.	9,139,526	153,666
Sumitomo Electric Industries Ltd.	12,073,184	149,381
MEIJI Holdings Co. Ltd.	2,130,756	147,970
TDK Corp.	1,896,838	145,634
Omron Corp.	3,000,657	142,761
Mitsubishi Chemical Holdings Corp.	20,108,135	142,758
Kansai Electric Power Co. Inc.	11,511,232	142,159
Resona Holdings Inc.	34,578,235	140,964
Ajinomoto Co. Inc.	7,746,948	138,813
Daito Trust Construction Co. Ltd.	1,074,201	138,522

Tokyu Corp.	7,796,444	136,522
Yaskawa Electric Corp.	4,079,297	134,992
Kintetsu Group Holdings Co. Ltd.	2,839,943	134,651
M3 Inc.	6,677,191	134,515
Kikkoman Corp.	2,888,960	131,341
Toyota Industries Corp.	2,526,972	131,186
NTT Data Corp.	9,923,831	130,303
Pan Pacific International Holdings Corp.	2,007,978	128,461
Makita Corp.	3,867,004	127,503
Rakuten Inc.	12,468,008	127,164
Ono Pharmaceutical Co. Ltd.	6,988,910	126,801
Inpex Corp.	14,451,205	126,742
Japan Exchange Group Inc.	8,522,321	124,899
Hankyu Hanshin Holdings Inc.	3,509,880	123,226
Nitto Denko Corp.	2,454,959	120,906
Advantest Corp.	3,126,130	120,384
* Tokyo Electric Power Co. Holdings Inc.	24,668,021	118,662
Yamaha Corp.	2,504,520	118,069
Osaka Gas Co. Ltd.	6,259,281	114,987
Dentsu Inc.	3,475,906	114,900
Taisei Corp.	3,280,362	113,175
Keio Corp.	1,823,287	112,821
Obic Co. Ltd.	1,055,748	112,490
MINEBEA MITSUMI Inc.	6,569,539	112,126
Yamato Holdings Co. Ltd.	5,671,781	111,351
Yakult Honsha Co. Ltd.	1,950,047	109,943
Yahoo Japan Corp.	37,198,906	108,953
Sumitomo Chemical Co. Ltd.	23,829,595	108,668
JFE Holdings Inc.	8,207,533	108,512
Odakyu Electric Railway Co. Ltd.	4,834,877	107,944
Sumitomo Metal Mining Co. Ltd.	3,753,058	106,602
Nippon Paint Holdings Co. Ltd.	2,449,996	106,600
Daiwa Securities Group Inc.	24,612,548	106,118
Idemitsu Kosan Co. Ltd.	3,759,532	103,603
* Nexon Co. Ltd.	6,527,786	103,325
Toyota Tsusho Corp.	3,530,493	102,193
Shimadzu Corp.	4,255,486	102,177
Obayashi Corp.	10,738,776	101,707
T&D Holdings Inc.	8,862,225	99,521
MISUMI Group Inc.	4,430,639	99,430
Ricoh Co. Ltd.	10,783,977	98,774
Dai Nippon Printing Co. Ltd.	4,703,910	98,662
Rohm Co. Ltd.	1,382,537	96,352
Nissan Chemical Corp.	2,166,174	94,730
Tobu Railway Co. Ltd.	3,282,945	93,339
Kajima Corp.	7,243,059	93,152
TOTO Ltd.	2,282,493	91,394
Santen Pharmaceutical Co. Ltd.	5,639,015	90,870
Koito Manufacturing Co. Ltd.	1,806,705	90,323
AGC Inc.	2,935,609	89,918
Isuzu Motors Ltd.	8,089,994	89,519
Aisin Seiki Co. Ltd.	2,742,447	89,124
SG Holdings Co. Ltd.	3,365,948	88,979
Mazda Motor Corp.	9,063,303	87,685
Nagoya Railroad Co. Ltd.	3,108,380	85,573
Nomura Research Institute Ltd.	4,807,900	85,128
Daifuku Co. Ltd.	1,530,608	83,714

Sekisui Chemical Co. Ltd.	5,594,889	82,698
Asahi Intecc Co. Ltd.	3,128,084	81,741
Keisei Electric Railway Co. Ltd.	2,198,150	80,798
SBI Holdings Inc.	3,532,085	80,305
Disco Corp.	435,524	79,930
Trend Micro Inc.	1,830,365	79,807
Suntory Beverage & Food Ltd.	1,990,349	78,974
Lion Corp.	3,994,889	78,422
FamilyMart UNY Holdings Co. Ltd.	3,654,735	78,028
Kose Corp.	457,152	77,927
Nisshin Seifun Group Inc.	4,095,417	77,397
Yamaha Motor Co. Ltd.	4,412,190	77,367
Hikari Tsushin Inc.	350,087	77,186
Tohoku Electric Power Co. Inc.	7,545,408	75,498
* PeptiDream Inc.	1,353,512	75,292
Hamamatsu Photonics KK	2,023,300	75,034
Nikon Corp.	5,516,239	74,479
Kyushu Electric Power Co. Inc.	7,365,533	73,186
Shimizu Corp.	9,015,222	72,548
Oji Holdings Corp.	13,971,741	72,251
Kyushu Railway Co.	2,528,821	72,051
LIXIL Group Corp.	4,154,593	71,862
Marui Group Co. Ltd.	3,296,671	71,224
Takeda Pharmaceutical Co. Ltd. ADR	4,046,646	71,221
Toho Co. Ltd.	1,801,754	69,957
Kobayashi Pharmaceutical Co. Ltd.	968,189	69,076
Nissin Foods Holdings Co. Ltd.	1,104,064	68,531
Yokogawa Electric Corp.	3,824,575	68,448
USS Co. Ltd.	3,430,056	67,925
Toppan Printing Co. Ltd.	4,146,577	67,398
Sony Financial Holdings Inc.	2,746,457	66,538
Keikyu Corp.	3,956,481	66,491
Suzuken Co. Ltd.	1,205,715	66,443
Kuraray Co. Ltd.	5,598,956	66,218
Alfresa Holdings Corp.	2,745,645	66,197
Ryohin Keikaku Co. Ltd.	371,008	65,855
Brother Industries Ltd.	3,718,147	65,832
Kyowa Kirin Co. Ltd.	3,970,927	65,445
TIS Inc.	1,258,693	65,334
* Renesas Electronics Corp.	11,027,039	64,809
Concordia Financial Group Ltd.	18,308,642	64,471
Seiko Epson Corp.	4,373,375	64,357
Persol Holdings Co. Ltd.	2,651,351	64,128
Nippon Express Co. Ltd.	1,135,245	63,983
Otsuka Corp.	1,619,107	63,845
NGK Insulators Ltd.	4,278,144	63,628
Konami Holdings Corp.	1,495,263	63,444
Mitsui Chemicals Inc.	2,773,020	63,412
Keihan Holdings Co. Ltd.	1,561,740	63,299
Tosoh Corp.	4,480,705	62,801
Japan Post Bank Co. Ltd.	6,458,894	62,756
Sojitz Corp.	19,870,448	62,081
Pigeon Corp.	1,697,785	61,910
Kansai Paint Co. Ltd.	3,075,215	60,726
CyberAgent Inc.	1,512,400	60,685
Fuji Electric Co. Ltd.	1,982,853	60,576
NGK Spark Plug Co. Ltd.	3,167,663	60,485

Showa Denko KK	2,245,976	60,253
NSK Ltd.	7,113,204	60,145
Konica Minolta Inc.	7,154,682	59,292
Alps Alpine Co. Ltd.	3,237,304	58,933
Tsuruha Holdings Inc.	576,158	58,648
NH Foods Ltd.	1,578,833	58,556
Electric Power Development Co. Ltd.	2,614,895	58,537
Hoshizaki Corp.	828,229	58,514
Hakuhodo DY Holdings Inc.	3,729,962	58,499
ANA Holdings Inc.	1,740,430	58,417
Sumitomo Heavy Industries Ltd.	1,811,364	58,396
Nippon Shinyaku Co. Ltd.	809,976	58,367
Stanley Electric Co. Ltd.	2,335,211	57,906
Toyo Suisan Kaisha Ltd.	1,434,503	57,686
Chugoku Electric Power Co. Inc.	4,617,854	57,627
Japan Airlines Co. Ltd.	1,834,465	57,447
Tokyu Fudosan Holdings Corp.	9,772,429	56,534
Hirose Electric Co. Ltd.	537,818	56,348
Shizuoka Bank Ltd.	8,121,179	56,152
Amada Holdings Co. Ltd.	5,033,649	55,343
Toho Gas Co. Ltd.	1,434,435	54,544
Nihon M&A Center Inc.	2,031,229	54,509
Mitsubishi Materials Corp.	1,974,767	54,317
Coca-Cola Bottlers Japan Holdings Inc.	2,201,862	54,199
Seibu Holdings Inc.	3,442,575	54,126
Taiheiyo Cement Corp.	1,903,917	53,472
Taisho Pharmaceutical Holdings Co. Ltd.	693,875	52,908
Sohgo Security Services Co. Ltd.	1,079,587	52,334
MediPal Holdings Corp.	2,446,854	51,975
^ Skylark Holdings Co. Ltd.	2,975,783	51,928
Azbil Corp.	2,171,311	51,834
Japan Post Insurance Co. Ltd.	3,105,329	51,791
ZOZO Inc.	2,740,112	51,669
Teijin Ltd.	2,951,704	51,067
Hitachi High-Technologies Corp.	1,007,803	50,780
Kawasaki Heavy Industries Ltd.	2,316,713	50,407
Yamada Denki Co. Ltd.	11,394,985	50,263
Chiba Bank Ltd.	10,134,977	50,126
Nabtesco Corp.	1,839,314	49,550
Hulic Co. Ltd.	5,704,277	49,002
IHI Corp.	2,045,943	48,752
JSR Corp.	2,925,094	48,308
Sumitomo Dainippon Pharma Co. Ltd.	2,622,516	48,162
SUMCO Corp.	3,637,425	47,672
Haseko Corp.	4,350,899	47,132
Fukuoka Financial Group Inc.	2,572,691	47,112
Taiyo Nippon Sanso Corp.	2,272,289	46,591
J Front Retailing Co. Ltd.	3,940,701	46,263
COMSYS Holdings Corp.	1,825,567	46,060
Hisamitsu Pharmaceutical Co. Inc.	1,139,537	45,796
Isetan Mitsukoshi Holdings Ltd.	5,757,147	45,769
GMO Payment Gateway Inc.	629,575	45,486
Bank of Kyoto Ltd.	1,168,072	45,333
THK Co. Ltd.	1,788,091	45,064
JGC Corp.	3,426,798	44,615
Kurita Water Industries Ltd.	1,763,101	44,510
Rohto Pharmaceutical Co. Ltd.	1,542,825	44,441

Mitsubishi Motors Corp.	9,912,838	43,621
Relo Group Inc.	1,643,601	43,555
Kakaku.com Inc.	2,096,559	43,548
Nippon Yusen KK	2,607,405	43,441
House Foods Group Inc.	1,171,068	43,074
Hitachi Chemical Co. Ltd.	1,571,496	42,973
JTEKT Corp.	3,623,966	42,968
Mitsui OSK Lines Ltd.	1,746,708	42,840
Oracle Corp. Japan	514,808	42,745
Miura Co. Ltd.	1,544,757	42,700
Aozora Bank Ltd.	1,862,165	42,676
Sankyu Inc.	792,578	42,552
Toyo Seikan Group Holdings Ltd.	2,435,970	42,524
Nankai Electric Railway Co. Ltd.	1,757,728	42,113
Ebara Corp.	1,557,150	41,847
Square Enix Holdings Co. Ltd.	1,221,873	41,678
Air Water Inc.	2,467,664	40,329
MonotaRO Co. Ltd.	1,845,701	40,293
Matsumotokiyoshi Holdings Co. Ltd.	1,207,595	40,197
Denka Co. Ltd.	1,396,625	40,193
Mebuki Financial Group Inc.	16,217,089	40,015
Casio Computer Co. Ltd.	3,505,891	39,996
Sega Sammy Holdings Inc.	3,120,030	39,996
Mitsubishi Tanabe Pharma Corp.	3,530,076	39,854
Nichirei Corp.	1,717,806	39,743
NOF Corp.	1,109,592	39,717
^ Anritsu Corp.	2,158,770	39,622
Ito En Ltd.	904,759	39,508
Kewpie Corp.	1,740,798	39,392
Mitsubishi Gas Chemical Co. Inc.	2,959,993	39,390
Rinnai Corp.	583,277	39,307
Hitachi Construction Machinery Co. Ltd.	1,666,043	39,071
Itochu Techno-Solutions Corp.	1,523,323	39,050
Kyowa Exeo Corp.	1,625,419	39,038
^ Taiyo Yuden Co. Ltd.	1,969,127	38,949
Goldwin Inc.	279,567	38,449
Lawson Inc.	768,898	38,423
Iida Group Holdings Co. Ltd.	2,307,625	37,851
Park24 Co. Ltd.	1,748,256	37,786
Daicel Corp.	4,464,916	37,782
Kamigumi Co. Ltd.	1,636,693	37,626
Shinsei Bank Ltd.	2,483,651	37,515
Nomura Real Estate Holdings Inc.	1,829,067	37,039
Welcia Holdings Co. Ltd.	794,535	36,918
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,936,775	36,759
Tokyo Tatemono Co. Ltd.	3,137,879	36,613
Ezaki Glico Co. Ltd.	828,534	35,973
Sanwa Holdings Corp.	3,194,657	35,616
DIC Corp.	1,303,965	35,181
NET One Systems Co. Ltd.	1,307,894	34,496
Hino Motors Ltd.	4,275,114	34,296
Kaneka Corp.	923,024	34,270
Sawai Pharmaceutical Co. Ltd.	617,370	34,062
Calbee Inc.	1,196,650	33,759
Nihon Unisys Ltd.	1,021,895	33,538
Nifco Inc.	1,354,912	33,417
Ube Industries Ltd.	1,598,955	33,291

SCREEN Holdings Co. Ltd.	612,270	33,176
Nippon Shokubai Co. Ltd.	510,487	33,133
DeNA Co. Ltd.	1,733,953	33,071
Hitachi Metals Ltd.	3,123,132	32,835
Sotetsu Holdings Inc.	1,239,768	32,742
Horiba Ltd.	611,690	32,735
Kinden Corp.	2,163,237	32,724
Nippon Kayaku Co. Ltd.	2,769,348	32,562
Sumitomo Rubber Industries Ltd.	2,965,537	32,370
TechnoPro Holdings Inc.	572,952	32,354
Nihon Kohden Corp.	1,178,947	32,261
Amano Corp.	1,067,260	32,106
Ulvac Inc.	765,770	32,053
SCSK Corp.	671,852	31,897
Zenkoku Hosho Co. Ltd.	811,222	31,643
Yokohama Rubber Co. Ltd.	1,710,711	31,475
Zensho Holdings Co. Ltd.	1,457,862	31,317
Kobe Steel Ltd.	4,875,993	31,286
Credit Saison Co. Ltd.	2,549,314	30,992
Seino Holdings Co. Ltd.	2,482,901	30,926
Japan Airport Terminal Co. Ltd.	741,309	30,651
Tokyo Century Corp.	739,780	30,579
Yamazaki Baking Co. Ltd.	2,011,406	30,544
Morinaga & Co. Ltd.	650,111	30,482
Ibiden Co. Ltd.	1,708,366	30,458
^ Sharp Corp.	2,420,452	30,359
Asics Corp.	2,794,811	29,946
Capcom Co. Ltd.	1,431,251	29,886
^ Tokai Carbon Co. Ltd.	3,046,783	29,856
Pola Orbis Holdings Inc.	1,183,080	29,733
AEON Financial Service Co. Ltd.	1,834,667	29,597
Mitsubishi Logistics Corp.	1,111,716	29,566
Sundrug Co. Ltd.	1,062,907	29,388
Aeon Mall Co. Ltd.	1,906,328	29,265
Kagome Co. Ltd.	1,261,830	29,233
Tsumura & Co.	1,057,190	29,132
Nippon Electric Glass Co. Ltd.	1,288,282	28,810
Takara Holdings Inc.	2,784,604	28,740
Ship Healthcare Holdings Inc.	633,373	28,461
Lasertec Corp.	598,093	28,451
Seven Bank Ltd.	10,488,999	28,377
Sankyo Co. Ltd.	818,253	28,170
Mabuchi Motor Co. Ltd.	810,083	27,967
Takashimaya Co. Ltd.	2,437,828	27,964
NOK Corp.	1,879,070	27,587
Hachijuni Bank Ltd.	7,315,169	27,566
Sumitomo Forestry Co. Ltd.	2,190,166	27,414
Zeon Corp.	2,355,333	27,239
Yamaguchi Financial Group Inc.	3,893,013	27,179
Sugi Holdings Co. Ltd.	563,997	27,149
Fancl Corp.	1,079,219	27,122
Nippon Paper Industries Co. Ltd.	1,523,797	26,866
Daiichikosho Co. Ltd.	648,364	26,781
Kaken Pharmaceutical Co. Ltd.	552,047	26,744
K's Holdings Corp.	2,923,768	26,659
Benesse Holdings Inc.	1,138,183	26,639
Nippon Suisan Kaisha Ltd.	4,210,257	26,532

	Maruichi Steel Tube Ltd.	1,006,517	26,499
*,^	LINE Corp.	831,262	26,430
	ABC-Mart Inc.	417,058	26,359
	Furukawa Electric Co. Ltd.	972,919	26,094
	Nishi-Nippon Railroad Co. Ltd.	1,233,866	26,028
	Cosmos Pharmaceutical Corp.	141,334	26,025
	Rengo Co. Ltd.	3,344,261	25,395
	Nagase & Co. Ltd.	1,735,193	25,281
	SHO-BOND Holdings Co. Ltd.	734,998	25,232
	OSG Corp.	1,268,967	25,187
	Shimamura Co. Ltd.	354,155	25,042
	Morinaga Milk Industry Co. Ltd.	638,921	24,794
	Tokuyama Corp.	1,072,680	24,691
	Ain Holdings Inc.	451,208	24,681
	PALTAC Corp.	502,006	24,505
^	Sushiro Global Holdings Ltd.	398,692	24,452
	Aica Kogyo Co. Ltd.	844,073	24,315
	Chugoku Bank Ltd.	2,770,446	24,222
	OKUMA Corp.	464,630	24,156
	Bic Camera Inc.	2,420,592	23,863
	Izumi Co. Ltd.	635,380	23,833
	Ushio Inc.	1,864,184	23,784
	FP Corp.	384,279	23,691
	Sapporo Holdings Ltd.	1,048,287	23,645
	GS Yuasa Corp.	1,259,816	23,563
	Mani Inc.	325,132	23,365
	Dowa Holdings Co. Ltd.	737,620	23,295
	Shikoku Electric Power Co. Inc.	2,472,191	23,254
	Kyushu Financial Group Inc.	6,112,861	23,199
	ADEKA Corp.	1,578,706	23,090
	DMG Mori Co. Ltd.	1,586,452	22,980
	Gunma Bank Ltd.	6,616,428	22,794
	Glory Ltd.	863,192	22,794
	Infomart Corp.	1,666,608	22,480
	Wacoal Holdings Corp.	923,321	22,399
	Acom Co. Ltd.	6,338,234	22,390
	TS Tech Co. Ltd.	811,107	22,329
	Hiroshima Bank Ltd.	4,668,604	22,313
	Fuji Oil Holdings Inc.	723,459	22,271
	Toyoda Gosei Co. Ltd.	1,205,216	22,165
	Sumitomo Osaka Cement Co. Ltd.	577,780	22,066
	Meitec Corp.	427,302	22,022
	Iwatani Corp.	662,503	21,869
	Hazama Ando Corp.	3,169,327	21,847
	Penta-Ocean Construction Co. Ltd.	4,503,120	21,807
	Hitachi Transport System Ltd.	697,900	21,708
	Daido Steel Co. Ltd.	571,347	21,692
	Citizen Watch Co. Ltd.	4,322,181	21,509
	Iyo Bank Ltd.	4,395,778	21,364
	Cosmo Energy Holdings Co. Ltd.	1,031,395	21,260
	Nipro Corp.	1,884,453	20,891
	Toyo Tire Corp.	1,599,083	20,889
	Open House Co. Ltd.	474,736	20,683
	Toagosei Co. Ltd.	1,994,347	20,633
	Tokyo Ohka Kogyo Co. Ltd.	609,851	20,624
	Hokuhoku Financial Group Inc.	2,044,069	20,480
	en-japan Inc.	498,976	20,469

Toda Corp.	3,723,894	20,399
^ Yoshinoya Holdings Co. Ltd.	1,049,452	20,367
NHK Spring Co. Ltd.	2,562,615	20,095
Nikkon Holdings Co. Ltd.	859,659	20,088
Maeda Road Construction Co. Ltd.	944,470	20,042
Fuji Seal International Inc.	681,971	19,980
Kureha Corp.	301,217	19,954
^ Sanrio Co. Ltd.	984,537	19,861
* Hokuriku Electric Power Co.	2,772,490	19,855
Kyudenko Corp.	641,199	19,853
Mitsui Mining & Smelting Co. Ltd.	858,552	19,725
NTN Corp.	7,080,513	19,649
Fukuyama Transporting Co. Ltd.	517,660	19,491
Topcon Corp.	1,656,569	19,341
Outsourcing Inc.	1,614,358	19,217
Jafco Co. Ltd.	516,048	19,130
Inaba Denki Sangyo Co. Ltd.	412,330	18,989
Japan Lifeline Co. Ltd.	1,068,674	18,809
Kokuyo Co. Ltd.	1,388,760	18,732
Miraca Holdings Inc.	823,461	18,618
Tomy Co. Ltd.	1,457,603	18,616
Justsystems Corp.	543,065	18,324
Heiwa Corp.	892,776	18,318
Toho Holdings Co. Ltd.	815,205	18,127
Fuyo General Lease Co. Ltd.	305,096	18,108
Daishi Hokuetsu Financial Group Inc.	680,028	18,076
Oki Electric Industry Co. Ltd.	1,358,729	18,072
Systena Corp.	1,081,953	17,980
Kenedix Inc.	3,545,400	17,968
Toyobo Co. Ltd.	1,436,275	17,923
NSD Co. Ltd.	581,721	17,918
Sumitomo Bakelite Co. Ltd.	525,687	17,882
Tokyo Seimitsu Co. Ltd.	635,248	17,813
Ariake Japan Co. Ltd.	287,710	17,777
Nippon Light Metal Holdings Co. Ltd.	9,719,704	17,768
Duskin Co. Ltd.	670,544	17,748
Shiga Bank Ltd.	803,793	17,727
Mochida Pharmaceutical Co. Ltd.	421,076	17,687
NS Solutions Corp.	523,348	17,630
Koei Tecmo Holdings Co. Ltd.	916,722	17,564
Digital Garage Inc.	511,318	17,559
SMS Co. Ltd.	790,564	17,554
Kansai Mirai Financial Group Inc.	2,609,179	17,523
Fuji Corp.	1,312,152	17,496
Kotobuki Spirits Co. Ltd.	296,308	17,479
^ Colowide Co. Ltd.	895,011	17,444
Nisshinbo Holdings Inc.	2,240,055	17,442
^ Shochiku Co. Ltd.	158,706	17,374
Japan Steel Works Ltd.	997,808	17,374
Mirait Holdings Corp.	1,173,058	17,320
Pilot Corp.	457,475	17,278
Tsubakimoto Chain Co.	527,336	17,276
Maruha Nichiro Corp.	590,755	17,258
Nihon Parkerizing Co. Ltd.	1,547,529	17,244
Kusuri no Aoki Holdings Co. Ltd.	260,296	17,210
Nishi-Nippon Financial Holdings Inc.	2,430,884	17,172
Lintec Corp.	814,162	17,131

	Okumura Corp.	594,039	16,925
*,^	Kawasaki Kisen Kaisha Ltd.	1,316,973	16,825
	Sangetsu Corp.	927,835	16,816
	Nomura Co. Ltd.	1,239,854	16,789
	Nippon Gas Co. Ltd.	597,455	16,770
	Tadano Ltd.	1,862,672	16,748
	Autobacs Seven Co. Ltd.	1,019,231	16,586
	77 Bank Ltd.	1,159,861	16,536
	Benefit One Inc.	966,257	16,506
	Kyoritsu Maintenance Co. Ltd.	382,275	16,458
	Maeda Corp.	2,194,555	16,442
	As One Corp.	197,592	16,359
	Hanwa Co. Ltd.	599,941	16,347
	Sakata Seed Corp.	504,375	16,298
	H2O Retailing Corp.	1,427,697	16,136
	Hokkaido Electric Power Co. Inc.	2,832,920	16,038
^	Unizo Holdings Co. Ltd.	494,068	16,035
	JCR Pharmaceuticals Co. Ltd.	227,854	16,033
	Fujikura Ltd.	4,381,492	16,028
	TOKAI Holdings Corp.	1,866,385	15,923
	GMO internet Inc.	977,606	15,892
	Nichias Corp.	886,650	15,881
	Shimachu Co. Ltd.	717,123	15,825
	Takasago Thermal Engineering Co. Ltd.	1,022,652	15,788
	Nishimatsu Construction Co. Ltd.	830,691	15,696
^	GungHo Online Entertainment Inc.	594,811	15,694
	Nippo Corp.	821,971	15,660
	Resorttrust Inc.	1,070,950	15,514
	cocokara fine Inc.	294,034	15,496
	Yaoko Co. Ltd.	338,015	15,478
	Fujitec Co. Ltd.	1,240,579	15,465
	Kumagai Gumi Co. Ltd.	574,591	15,361
	Milbon Co. Ltd.	314,075	15,325
	Round One Corp.	1,005,579	15,284
	Digital Arts Inc.	150,796	15,266
	Katitas Co. Ltd.	394,281	15,136
	Fuji Soft Inc.	331,996	14,918
	Kanematsu Corp.	1,298,049	14,892
^	DCM Holdings Co. Ltd.	1,575,976	14,872
	Toyota Boshoku Corp.	1,053,207	14,785
	Fujitsu General Ltd.	925,061	14,783
	Yamato Kogyo Co. Ltd.	565,664	14,633
	Megmilk Snow Brand Co. Ltd.	684,119	14,619
	Aoyama Trading Co. Ltd.	784,540	14,610
	Toei Co. Ltd.	106,371	14,581
	Daiseki Co. Ltd.	612,549	14,556
	Iriso Electronics Co. Ltd.	318,806	14,543
	IBJ Leasing Co. Ltd.	578,702	14,524
	San-In Godo Bank Ltd.	2,402,634	14,513
	Kandenko Co. Ltd.	1,663,641	14,505
	Central Glass Co. Ltd.	627,651	14,268
	Takara Bio Inc.	725,426	14,249
	Hitachi Capital Corp.	694,710	14,227
	Itoham Yonekyu Holdings Inc.	2,155,174	14,119
	Matsui Securities Co. Ltd.	1,698,707	14,102
	Daio Paper Corp.	1,179,479	14,087
	Fuji Kyuko Co. Ltd.	364,124	13,983

KH Neochem Co. Ltd.	564,097	13,976
Mandom Corp.	593,290	13,960
Canon Marketing Japan Inc.	728,763	13,959
EDION Corp.	1,468,449	13,924
Takuma Co. Ltd.	1,168,224	13,862
Ogaki Kyoritsu Bank Ltd.	641,465	13,797
Daiwabo Holdings Co. Ltd.	284,086	13,767
Menicon Co. Ltd.	372,519	13,700
Shima Seiki Manufacturing Ltd.	468,487	13,692
DTS Corp.	625,700	13,677
Toyo Ink SC Holdings Co. Ltd.	624,141	13,637
Taikisha Ltd.	455,254	13,578
Jeol Ltd.	598,456	13,448
Makino Milling Machine Co. Ltd.	321,473	13,402
Noevir Holdings Co. Ltd.	256,312	13,379
Awa Bank Ltd.	588,813	13,367
Japan Elevator Service Holdings Co. Ltd.	529,085	13,361
Kiyo Bank Ltd.	1,019,763	13,281
Senko Group Holdings Co. Ltd.	1,675,491	13,127
Tokai Rika Co. Ltd.	799,150	13,090
Tokyo Dome Corp.	1,409,194	12,968
Nippon Flour Mills Co. Ltd.	818,938	12,915
Sumitomo Mitsui Construction Co. Ltd.	2,405,757	12,788
Valor Holdings Co. Ltd.	618,894	12,776
Kumiai Chemical Industry Co. Ltd.	1,550,822	12,739
Nachi-Fujikoshi Corp.	302,471	12,727
Paramount Bed Holdings Co. Ltd.	330,889	12,655
Trusco Nakayama Corp.	614,361	12,625
Ichigo Inc.	3,492,415	12,619
Asahi Holdings Inc.	606,201	12,588
JINS Holdings Inc.	238,041	12,531
Okamura Corp.	1,275,828	12,437
United Arrows Ltd.	433,764	12,431
^ Atom Corp.	1,356,456	12,422
Kissei Pharmaceutical Co. Ltd.	502,183	12,404
Kanamoto Co. Ltd.	478,361	12,296
Nikkiso Co. Ltd.	951,938	12,183
Ichibanya Co. Ltd.	258,022	12,154
Japan Material Co. Ltd.	927,392	12,074
Nippon Seiki Co. Ltd.	684,004	11,980
Tokyo Steel Manufacturing Co. Ltd.	1,575,552	11,968
HIS Co. Ltd.	485,993	11,853
Elecom Co. Ltd.	327,090	11,844
Nichiha Corp.	452,450	11,801
Totetsu Kogyo Co. Ltd.	428,738	11,725
Shinmaywa Industries Ltd.	922,711	11,533
ZERIA Pharmaceutical Co. Ltd.	634,723	11,523
Heiwa Real Estate Co. Ltd.	547,829	11,505
San-A Co. Ltd.	285,715	11,471
Gunze Ltd.	257,682	11,451
Funai Soken Holdings Inc.	498,096	11,366
Tokai Tokyo Financial Holdings Inc.	3,742,862	11,356
Arcs Co. Ltd.	545,441	11,346
Toshiba TEC Corp.	382,104	11,327
Orient Corp.	9,648,708	11,292
Starts Corp. Inc.	475,051	11,230
Nisshin Oillio Group Ltd.	384,613	11,207

	Nippon Soda Co. Ltd.	444,079	11,169
	Nippon Television Holdings Inc.	809,175	11,138
	Royal Holdings Co. Ltd.	445,934	11,069
	Showa Corp.	819,542	11,024
	FCC Co. Ltd.	566,485	11,008
*,^	Suruga Bank Ltd.	2,893,056	10,976
	Eizo Corp.	298,897	10,962
	Anicom Holdings Inc.	314,496	10,955
	Tsubaki Nakashima Co. Ltd.	633,709	10,926
	Sumitomo Warehouse Co. Ltd.	846,222	10,897
	Hokuetsu Corp.	2,181,405	10,825
	Nanto Bank Ltd.	502,582	10,792
	Japan Petroleum Exploration Co. Ltd.	495,377	10,785
	Juroku Bank Ltd.	521,278	10,628
*	Mitsui E&S Holdings Co. Ltd.	1,205,289	10,562
*	euglena Co. Ltd.	1,069,407	10,539
	Create Restaurants Holdings Inc.	705,787	10,534
	Ohsho Food Service Corp.	171,264	10,529
	Okinawa Electric Power Co. Inc.	676,581	10,522
	Prestige International Inc.	686,815	10,516
	Nippon Signal Company Ltd.	943,946	10,477
	Joyful Honda Co. Ltd.	927,020	10,466
	Keiyo Bank Ltd.	1,714,878	10,437
	Exedy Corp.	510,668	10,410
	Towa Pharmaceutical Co. Ltd.	414,682	10,406
	Macnica Fuji Electronics Holdings Inc.	749,179	10,394
	Topre Corp.	688,781	10,332
	Mitsubishi Pencil Co. Ltd.	666,090	10,303
	Okamoto Industries Inc.	221,294	10,268
	KYORIN Holdings Inc.	608,502	10,236
	Japan Aviation Electronics Industry Ltd.	734,522	10,230
	OBIC Business Consultants Co. Ltd.	235,703	10,145
	Unipres Corp.	620,411	10,101
	Hokkoku Bank Ltd.	362,278	10,063
	Takara Standard Co. Ltd.	640,416	10,039
	Tokyo Broadcasting System Holdings Inc.	591,633	10,029
	Pacific Industrial Co. Ltd.	711,161	10,010
	Hosiden Corp.	899,616	9,987
	Nippon Steel Trading Corp.	248,388	9,969
	Koshidaka Holdings Co. Ltd.	703,189	9,947
	Fuji Media Holdings Inc.	763,793	9,938
	Toshiba Plant Systems & Services Corp.	593,066	9,924
	Nitto Boseki Co. Ltd.	441,492	9,922
	North Pacific Bank Ltd.	4,445,719	9,912
*	Aiful Corp.	4,849,774	9,885
	Kobe Bussan Co. Ltd.	175,999	9,831
	Meidensha Corp.	636,298	9,809
	NichiiGakkan Co. Ltd.	614,910	9,730
	CKD Corp.	883,166	9,689
	Seiren Co. Ltd.	702,510	9,671
	Hogy Medical Co. Ltd.	345,004	9,590
	Hitachi Zosen Corp.	2,668,084	9,568
	Descente Ltd.	611,687	9,493
	Raito Kogyo Co. Ltd.	721,325	9,493
	Saizeriya Co. Ltd.	404,862	9,463
	Keihin Corp.	681,328	9,457
	Onward Holdings Co. Ltd.	1,835,781	9,415

Kato Sangyo Co. Ltd.	318,351	9,395
Showa Sangyo Co. Ltd.	332,572	9,380
Nippon Densetsu Kogyo Co. Ltd.	488,552	9,360
Bank of Okinawa Ltd.	304,225	9,350
NEC Networks & System Integration Corp.	361,114	9,338
Okasan Securities Group Inc.	2,609,951	9,329
Musashino Bank Ltd.	482,206	9,314
KOMEDA Holdings Co. Ltd.	502,571	9,307
Hyakugo Bank Ltd.	3,166,631	9,286
Earth Corp.	216,216	9,274
Kameda Seika Co. Ltd.	198,495	9,271
Yamazen Corp.	974,980	9,263
^ Miroku Jyoho Service Co. Ltd.	295,726	9,243
Morita Holdings Corp.	556,966	9,143
Financial Products Group Co. Ltd.	1,035,109	9,119
* KYB Corp.	321,304	9,118
BML Inc.	331,750	9,105
Create SD Holdings Co. Ltd.	405,053	9,074
Kohnan Shoji Co. Ltd.	413,432	9,012
Kitz Corp.	1,319,977	8,969
Nippon Sheet Glass Co. Ltd.	1,432,936	8,961
Max Co. Ltd.	567,411	8,949
TKC Corp.	214,950	8,935
Ai Holdings Corp.	572,014	8,931
Shibuya Corp.	322,853	8,927
Musashi Seimitsu Industry Co. Ltd.	678,865	8,883
Zenrin Co. Ltd.	482,126	8,864
S Foods Inc.	288,344	8,852
Nichi-iko Pharmaceutical Co. Ltd.	769,263	8,815
Komeri Co. Ltd.	428,813	8,809
Ryosan Co. Ltd.	360,582	8,805
Daihen Corp.	317,087	8,779
Takeuchi Manufacturing Co. Ltd.	566,719	8,765
MOS Food Services Inc.	392,786	8,752
^ Monex Group Inc.	2,940,104	8,730
Sato Holdings Corp.	360,781	8,714
Maxell Holdings Ltd.	681,571	8,713
Hamakyorex Co. Ltd.	242,014	8,647
Modec Inc.	325,043	8,627
Adastria Co. Ltd.	439,235	8,596
Prima Meat Packers Ltd.	458,883	8,591
Heiwado Co. Ltd.	467,099	8,575
Nissin Kogyo Co. Ltd.	619,595	8,514
Taiyo Holdings Co. Ltd.	277,208	8,503
Aeon Delight Co. Ltd.	285,277	8,500
Computer Engineering & Consulting Ltd.	381,298	8,485
Kadokawa Corp.	666,876	8,475
Shinko Electric Industries Co. Ltd.	1,052,963	8,468
Inabata & Co. Ltd.	648,793	8,442
^ Zojirushi Corp.	694,172	8,363
Chudenko Corp.	380,503	8,322
Sanyo Chemical Industries Ltd.	174,071	8,273
Nissin Electric Co. Ltd.	719,571	8,267
Seiko Holdings Corp.	424,547	8,247
Eiken Chemical Co. Ltd.	490,683	8,245
Sakai Moving Service Co. Ltd.	138,342	8,240
ASKUL Corp.	329,268	8,208

	Nitto Kogyo Corp.	430,505	8,196
	Nippon Ceramic Co. Ltd.	314,432	8,195
	Noritake Co. Ltd.	209,794	8,173
^	Hirata Corp.	132,873	8,127
	Idec Corp.	451,923	8,116
	Sekisui Jushi Corp.	425,955	8,114
	Senshu Ikeda Holdings Inc.	4,421,268	8,111
	Nojima Corp.	502,171	8,085
	Transcosmos Inc.	379,563	8,073
	Nichicon Corp.	979,567	8,061
	Toshiba Machine Co. Ltd.	365,943	8,050
	Hiday Hidaka Corp.	416,448	8,049
	Internet Initiative Japan Inc.	428,109	8,001
^	Toridoll Holdings Corp.	353,732	7,997
	Japan Wool Textile Co. Ltd.	966,478	7,993
	Wacom Co. Ltd.	2,260,167	7,962
	Kintetsu World Express Inc.	593,386	7,957
	Yondoshi Holdings Inc.	330,101	7,907
	Konoike Transport Co. Ltd.	507,957	7,859
	Relia Inc.	663,772	7,841
	Nitta Corp.	282,327	7,785
	Maruwa Co. Ltd.	126,452	7,777
	United Super Markets Holdings Inc.	875,764	7,767
	Jaccs Co. Ltd.	387,975	7,716
	EPS Holdings Inc.	497,157	7,655
*,^	Leopalace21 Corp.	3,655,452	7,650
	Ringer Hut Co. Ltd.	325,753	7,638
	Doutor Nichires Holdings Co. Ltd.	414,552	7,632
	Solasto Corp.	699,163	7,629
	San-Ai Oil Co. Ltd.	792,061	7,620
	Yokogawa Bridge Holdings Corp.	488,863	7,599
	Sanki Engineering Co. Ltd.	674,063	7,593
	Ryobi Ltd.	409,602	7,592
	Yodogawa Steel Works Ltd.	398,721	7,590
	Bank of Nagoya Ltd.	243,486	7,555
	Tokyu Construction Co. Ltd.	1,097,697	7,508
	Komori Corp.	741,815	7,491
^	UACJ Corp.	457,388	7,478
	Gree Inc.	1,591,212	7,470
	SKY Perfect JSAT Holdings Inc.	1,891,554	7,464
	Nagaileben Co. Ltd.	357,143	7,451
	SAMTY Co. Ltd.	466,047	7,423
	Bell System24 Holdings Inc.	519,652	7,400
	Kisoji Co. Ltd.	308,413	7,376
	Sanken Electric Co. Ltd.	351,981	7,357
	Osaka Soda Co. Ltd.	301,629	7,351
	TPR Co. Ltd.	424,270	7,348
	Nishio Rent All Co. Ltd.	260,996	7,296
	Nissan Shatai Co. Ltd.	872,278	7,295
	MCJ Co. Ltd.	993,577	7,266
	Aida Engineering Ltd.	903,740	7,154
	Nissha Co. Ltd.	608,569	7,053
*	Vision Inc.	147,621	7,051
	Daikyonishikawa Corp.	855,267	7,040
	TSI Holdings Co. Ltd.	1,296,864	6,998
	Maruwa Unyu Kikan Co. Ltd.	163,497	6,988
	Bunka Shutter Co. Ltd.	852,633	6,978

	Shoei Co. Ltd.	166,888	6,968
	TOMONY Holdings Inc.	2,140,992	6,960
	Star Micronics Co. Ltd.	529,022	6,942
	Pressance Corp.	498,586	6,940
^	Dip Corp.	337,753	6,933
	ZIGExN Co. Ltd.	958,085	6,865
	Hyakujushi Bank Ltd.	344,798	6,862
	Nohmi Bosai Ltd.	335,619	6,837
	Furukawa Co. Ltd.	523,810	6,836
	Mizuno Corp.	297,318	6,824
*	M&A Capital Partners Co. Ltd.	102,135	6,823
	Futaba Corp.	512,395	6,823
	T-Gaia Corp.	336,773	6,811
	Daibiru Corp.	736,274	6,810
	Tamura Corp.	1,203,176	6,776
^	Siix Corp.	534,365	6,749
	Japan Securities Finance Co. Ltd.	1,326,615	6,725
*,^	Japan Display Inc.	9,792,295	6,692
	Noritz Corp.	546,608	6,690
	Arata Corp.	206,527	6,685
	Axial Retailing Inc.	192,313	6,662
	Sakata INX Corp.	659,536	6,622
	Tokyotokeiba Co. Ltd.	231,320	6,602
	Token Corp.	114,753	6,587
	Saibu Gas Co. Ltd.	315,638	6,583
	Monogatari Corp.	77,330	6,573
	Marudai Food Co. Ltd.	351,279	6,565
	Avex Inc.	507,190	6,521
	JCU Corp.	347,494	6,518
	Optex Group Co. Ltd.	515,635	6,512
	Kura Sushi Inc.	158,040	6,479
	Macromill Inc.	557,599	6,474
	Yuasa Trading Co. Ltd.	229,234	6,461
	Fujimi Inc.	312,401	6,455
	Chugoku Marine Paints Ltd.	862,487	6,455
	Piolax Inc.	359,157	6,440
*,^	Chiyoda Corp.	2,396,907	6,436
	FULLCAST Holdings Co. Ltd.	314,664	6,434
	Press Kogyo Co. Ltd.	1,420,403	6,419
	Broadleaf Co. Ltd.	1,220,409	6,413
	Giken Ltd.	218,278	6,396
	Obara Group Inc.	183,857	6,364
	Futaba Industrial Co. Ltd.	914,445	6,344
	Daiho Corp.	255,314	6,344
	Sanyo Denki Co. Ltd.	146,339	6,328
^	Kitanotatsujin Corp.	979,214	6,326
	Riso Kyoiku Co. Ltd.	1,352,662	6,320
	Yokohama Reito Co. Ltd.	672,025	6,306
	Aomori Bank Ltd.	257,075	6,299
	ESPEC Corp.	305,748	6,284
	Tocalo Co. Ltd.	837,337	6,260
	Raiznext Corp.	587,657	6,253
	Shizuoka Gas Co. Ltd.	803,086	6,207
	Information Services International-Dentsu Ltd.	177,523	6,164
	Ricoh Leasing Co. Ltd.	200,080	6,145
	Plenus Co. Ltd.	373,035	6,129
	Life Corp.	296,935	6,123

	Tanseisha Co. Ltd.	515,023	6,108
	V Technology Co. Ltd.	128,602	6,050
	Yamagata Bank Ltd.	413,640	6,041
	Tsukishima Kikai Co. Ltd.	508,948	6,019
	Restar Holdings Corp.	399,794	6,010
	Oita Bank Ltd.	211,902	6,004
^	Nishimatsuya Chain Co. Ltd.	744,626	6,003
	Takasago International Corp.	218,060	5,985
	Wakita & Co. Ltd.	596,398	5,976
	Toho Bank Ltd.	2,484,195	5,962
	Bank of the Ryukyus Ltd.	575,061	5,962
	Seikagaku Corp.	542,528	5,951
^	Nippon Carbon Co. Ltd.	155,055	5,949
	Belc Co. Ltd.	128,490	5,948
	T Hasegawa Co. Ltd.	334,629	5,917
	Nextage Co. Ltd.	522,757	5,907
	Fujimori Kogyo Co. Ltd.	219,508	5,898
	Fuso Chemical Co. Ltd.	279,595	5,838
	Ishihara Sangyo Kaisha Ltd.	549,277	5,836
	JAC Recruitment Co. Ltd.	252,286	5,833
	Topy Industries Ltd.	273,555	5,831
	Sanshin Electronics Co. Ltd.	347,619	5,823
	Tosho Co. Ltd.	233,215	5,796
	World Co. Ltd.	292,064	5,771
	Keihanshin Building Co. Ltd.	523,315	5,767
	JVCKenwood Corp.	2,577,662	5,765
	Tsugami Corp.	715,031	5,751
	Kyoei Steel Ltd.	338,990	5,742
	Fixstars Corp.	345,797	5,712
*,^	Istyle Inc.	753,277	5,681
	Oiles Corp.	400,015	5,676
	Teikoku Sen-I Co. Ltd.	310,309	5,676
	Maruzen Showa Unyu Co. Ltd.	189,878	5,641
^	Shoei Foods Corp.	196,781	5,629
	Retail Partners Co. Ltd.	502,354	5,629
	Maeda Kosen Co. Ltd.	335,445	5,610
	Sodick Co. Ltd.	622,842	5,578
^	DyDo Group Holdings Inc.	141,918	5,576
^	Noritsu Koki Co. Ltd.	318,759	5,565
	Geo Holdings Corp.	421,484	5,547
	Mitsui Sugar Co. Ltd.	259,899	5,544
	Ichikoh Industries Ltd.	866,422	5,543
	METAWATER Co. Ltd.	163,950	5,487
*	RENOVA Inc.	706,352	5,485
	TV Asahi Holdings Corp.	333,766	5,475
	Foster Electric Co. Ltd.	312,759	5,472
	Tamron Co. Ltd.	243,695	5,453
	Strike Co. Ltd.	224,871	5,443
	Riso Kagaku Corp.	344,588	5,437
^	J Trust Co. Ltd.	1,244,179	5,435
	Toppan Forms Co. Ltd.	621,839	5,417
	Sintokogio Ltd.	641,315	5,399
	Mitsui-Soko Holdings Co. Ltd.	379,869	5,383
	Mitsuboshi Belting Ltd.	293,324	5,378
	Bank of Iwate Ltd.	218,496	5,375
	Rheon Automatic Machinery Co. Ltd.	319,839	5,367
	Tachi-S Co. Ltd.	416,702	5,340

Bando Chemical Industries Ltd.	618,233	5,335
^ Enplas Corp.	166,880	5,330
Koa Corp.	442,508	5,327
Qol Holdings Co. Ltd.	354,120	5,322
Kyokuto Kaihatsu Kogyo Co. Ltd.	429,422	5,299
^ Aruhi Corp.	281,543	5,290
OSAKA Titanium Technologies Co. Ltd.	324,265	5,286
Kurabo Industries Ltd.	274,056	5,282
Itochu Enex Co. Ltd.	651,495	5,272
Yellow Hat Ltd.	412,308	5,270
Asahi Diamond Industrial Co. Ltd.	849,610	5,247
Future Corp.	293,738	5,224
AOKI Holdings Inc.	527,631	5,174
Akatsuki Inc.	77,006	5,169
Tayca Corp.	245,418	5,162
Chiyoda Co. Ltd.	348,768	5,156
Denki Kogyo Co. Ltd.	183,785	5,156
Japan Pulp & Paper Co. Ltd.	152,829	5,143
Fujicco Co. Ltd.	283,414	5,111
TOC Co. Ltd.	802,671	5,100
Central Security Patrols Co. Ltd.	113,441	5,097
Mitsubishi Shokuhin Co. Ltd.	202,322	5,087
Fukushima Industries Corp.	163,669	5,082
* Open Door Inc.	201,597	5,068
Aichi Steel Corp.	161,793	5,047
VT Holdings Co. Ltd.	1,283,586	5,045
PAL GROUP Holdings Co. Ltd.	161,740	5,043
Doshisha Co. Ltd.	321,636	5,012
Shikoku Chemicals Corp.	477,600	5,011
Kanto Denka Kogyo Co. Ltd.	732,205	5,003
Sakai Chemical Industry Co. Ltd.	217,171	4,991
Riken Corp.	127,859	4,977
Konishi Co. Ltd.	348,687	4,965
^ Micronics Japan Co. Ltd.	519,412	4,956
Hokuto Corp.	290,105	4,945
Sanyo Special Steel Co. Ltd.	360,228	4,937
Miyazaki Bank Ltd.	204,627	4,925
Dexerials Corp.	746,380	4,924
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	178,065	4,915
Belluna Co. Ltd.	759,220	4,903
Pack Corp.	162,335	4,902
^ COLOPL Inc.	796,604	4,889
San ju San Financial Group Inc.	329,069	4,888
^ Sourcenext Corp.	1,293,852	4,873
Tokyo Kiraboshi Financial Group Inc.	363,762	4,864
Tekken Corp.	183,075	4,864
Trancom Co. Ltd.	84,250	4,855
Joshin Denki Co. Ltd.	253,977	4,846
Toho Zinc Co. Ltd.	226,512	4,846
Tokai Corp.	245,576	4,831
Megachips Corp.	323,542	4,829
KAWADA TECHNOLOGIES Inc.	70,356	4,825
Hibiya Engineering Ltd.	267,439	4,822
Torii Pharmaceutical Co. Ltd.	200,062	4,786
Kanematsu Electronics Ltd.	173,995	4,772
Ryoyo Electro Corp.	286,436	4,752
Pacific Metals Co. Ltd.	249,760	4,735

Sinfonia Technology Co. Ltd.	412,347	4,726
Cybozu Inc.	399,333	4,715
Tsurumi Manufacturing Co. Ltd.	278,851	4,702
Toyo Construction Co. Ltd.	1,189,129	4,680
Fuji Co. Ltd.	276,100	4,671
Mitsubishi Logisnext Co. Ltd.	455,391	4,656
Goldcrest Co. Ltd.	257,510	4,642
GLOBERIDE Inc.	155,588	4,635
Mitsui High-Tec Inc.	393,328	4,624
Nippon Thompson Co. Ltd.	1,009,198	4,622
Takara Leben Co. Ltd.	1,322,321	4,615
LIFULL Co. Ltd.	997,825	4,614
Sun Frontier Fudousan Co. Ltd.	453,323	4,609
eRex Co. Ltd.	466,769	4,579
^ W-Scope Corp.	419,185	4,574
LEC Inc.	387,365	4,546
Valqua Ltd.	227,452	4,532
Tosei Corp.	426,458	4,485
Sankyo Tateyama Inc.	399,633	4,484
Shikoku Bank Ltd.	512,677	4,422
Marusan Securities Co. Ltd.	878,200	4,417
Okabe Co. Ltd.	571,580	4,396
Pasona Group Inc.	288,713	4,396
Meisei Industrial Co. Ltd.	636,001	4,393
Taihei Dengyo Kaisha Ltd.	212,626	4,393
G-Tekt Corp.	301,173	4,391
Canon Electronics Inc.	268,123	4,388
Riken Keiki Co. Ltd.	247,757	4,385
Chofu Seisakusho Co. Ltd.	215,798	4,375
Toyo Tanso Co. Ltd.	226,828	4,356
CMK Corp.	760,375	4,340
Yamanashi Chuo Bank Ltd.	415,679	4,328
Chubu Shiryo Co. Ltd.	376,144	4,328
St. Marc Holdings Co. Ltd.	203,631	4,324
Tonami Holdings Co. Ltd.	83,088	4,321
Ehime Bank Ltd.	432,313	4,317
^ Starzen Co. Ltd.	111,391	4,288
Arcland Sakamoto Co. Ltd.	353,728	4,283
Aichi Bank Ltd.	124,745	4,277
Hioki EE Corp.	125,385	4,264
SBS Holdings Inc.	288,694	4,257
Nippon Kanzai Co. Ltd.	252,736	4,257
Hosokawa Micron Corp.	104,835	4,242
Argo Graphics Inc.	185,980	4,213
Vital KSK Holdings Inc.	434,509	4,212
Intage Holdings Inc.	497,655	4,205
Nippon Koei Co. Ltd.	191,261	4,196
^ Kamakura Shinsho Ltd.	302,961	4,189
Juki Corp.	463,854	4,189
Daido Metal Co. Ltd.	694,729	4,175
Key Coffee Inc.	213,673	4,173
Takamatsu Construction Group Co. Ltd.	197,509	4,149
Kenko Mayonnaise Co. Ltd.	180,317	4,120
Optorun Co. Ltd.	163,718	4,117
Daito Pharmaceutical Co. Ltd.	147,489	4,111
Shinko Shoji Co. Ltd.	233,057	4,102
Nippon Yakin Kogyo Co. Ltd.	2,141,605	4,095

	Matsuya Co. Ltd.	553,497	4,087
	Sumitomo Riko Co. Ltd.	526,496	4,086
	Shindengen Electric Manufacturing Co. Ltd.	125,643	4,079
^	Rorze Corp.	167,243	4,067
	Tokushu Tokai Paper Co. Ltd.	118,085	4,059
^	ValueCommerce Co. Ltd.	233,711	4,046
	Trust Tech Inc.	283,994	4,040
	Eagle Industry Co. Ltd.	403,263	4,023
	Kourakuen Holdings Corp.	144,853	4,014
	Shin-Etsu Polymer Co. Ltd.	569,311	4,004
	Alpen Co. Ltd.	280,177	3,998
	Sogo Medical Holdings Co. Ltd.	263,212	3,978
	Daiken Corp.	200,463	3,974
	Sumitomo Seika Chemicals Co. Ltd.	127,160	3,972
	Kappa Create Co. Ltd.	310,776	3,970
^	Hoosiers Holdings	693,533	3,949
	Stella Chemifa Corp.	140,031	3,938
	Mimasu Semiconductor Industry Co. Ltd.	236,451	3,928
	Akita Bank Ltd.	213,924	3,923
	OPT Holding Inc.	252,020	3,914
	YAMABIKO Corp.	460,596	3,906
	Inageya Co. Ltd.	287,993	3,903
	Daiwa Industries Ltd.	393,945	3,903
	Achilles Corp.	208,669	3,900
	Nisso Corp.	294,916	3,894
	Yorozu Corp.	295,501	3,880
	Sinko Industries Ltd.	271,441	3,879
	LIXIL VIVA Corp.	317,986	3,864
	Kaga Electronics Co. Ltd.	252,224	3,837
	Arcland Service Holdings Co. Ltd.	217,708	3,811
	Iino Kaiun Kaisha Ltd.	1,134,361	3,798
	Anest Iwata Corp.	449,770	3,792
	Yonex Co. Ltd.	625,394	3,782
	Neturen Co. Ltd.	489,007	3,771
	Toho Titanium Co. Ltd.	483,538	3,767
	Union Tool Co.	126,172	3,764
	Uchida Yoko Co. Ltd.	121,004	3,764
	Ines Corp.	350,795	3,737
	Alconix Corp.	313,508	3,735
	Yakuodo Co. Ltd.	169,521	3,723
	OSJB Holdings Corp.	1,645,869	3,717
	Sanyo Electric Railway Co. Ltd.	189,916	3,717
*	BayCurrent Consulting Inc.	81,400	3,717
	Toa Corp.	286,109	3,716
	Sagami Holdings Corp.	296,824	3,714
^	YA-MAN Ltd.	460,572	3,711
	Nippon Chemi-Con Corp.	238,272	3,647
	Xebio Holdings Co. Ltd.	328,164	3,634
	Nippon Road Co. Ltd.	65,164	3,625
	Tachibana Eletech Co. Ltd.	232,761	3,610
*,^	KLab Inc.	439,304	3,595
	Nippon Parking Development Co. Ltd.	2,307,034	3,590
	Nichiden Corp.	203,909	3,578
	J-Oil Mills Inc.	99,283	3,560
	Fukui Bank Ltd.	279,222	3,558
	RS Technologies Co. Ltd.	114,814	3,558
	Matsuyafoods Holdings Co. Ltd.	107,913	3,557

	Arakawa Chemical Industries Ltd.	262,144	3,546
	KFC Holdings Japan Ltd.	179,900	3,533
	WATAMI Co. Ltd.	250,859	3,514
	Tosho Printing Co. Ltd.	270,361	3,511
*,^	ARTERIA Networks Corp.	308,500	3,508
	Gakken Holdings Co. Ltd.	77,860	3,503
	Cosel Co. Ltd.	352,035	3,491
	PIA Corp.	82,406	3,482
	Melco Holdings Inc.	132,141	3,446
	Mitsuba Corp.	577,664	3,437
	Sumida Corp.	324,842	3,428
	Advan Co. Ltd.	337,349	3,428
	Krosaki Harima Corp.	62,481	3,427
	Amuse Inc.	153,533	3,425
	Fujibo Holdings Inc.	141,307	3,423
	Zuken Inc.	199,520	3,419
	Kyokuyo Co. Ltd.	121,956	3,416
	Cawachi Ltd.	183,529	3,410
	Tsukui Corp.	741,651	3,410
	Ichiyoshi Securities Co. Ltd.	514,730	3,398
	Mie Kotsu Group Holdings Inc.	653,568	3,398
	Riken Vitamin Co. Ltd.	107,711	3,381
	Dai-Dan Co. Ltd.	166,301	3,375
	Toa Corp.	307,529	3,369
	Nittetsu Mining Co. Ltd.	77,309	3,350
	ASKA Pharmaceutical Co. Ltd.	279,196	3,339
	Yurtec Corp.	500,814	3,323
^	Link And Motivation Inc.	646,510	3,317
	Riken Technos Corp.	707,720	3,309
	Dai Nippon Toryo Co. Ltd.	366,083	3,301
^	Fujiya Co. Ltd.	185,232	3,288
	CONEXIO Corp.	240,901	3,251
	Osaki Electric Co. Ltd.	540,726	3,249
*	Unitika Ltd.	853,132	3,244
	Rock Field Co. Ltd.	250,311	3,235
	Mitsubishi Research Institute Inc.	87,948	3,222
	Kasai Kogyo Co. Ltd.	392,443	3,220
	Tenma Corp.	188,587	3,218
	Okuwa Co. Ltd.	325,076	3,212
	Nitto Kohki Co. Ltd.	159,684	3,198
	Furuno Electric Co. Ltd.	372,120	3,189
^	IDOM Inc.	843,770	3,178
	Katakura Industries Co. Ltd.	276,000	3,149
	Nissei ASB Machine Co. Ltd.	126,039	3,149
	CI Takiron Corp.	488,453	3,137
	Towa Corp.	398,039	3,135
	Kamei Corp.	307,377	3,130
	NS United Kaiun Kaisha Ltd.	140,512	3,115
^	Nippon Denko Co. Ltd.	1,803,629	3,098
*,^	Change Inc.	149,707	3,098
	F@N Communications Inc.	611,710	3,086
	Daiichi Jitsugyo Co. Ltd.	112,452	3,083
	Nichiban Co. Ltd.	177,744	3,083
^	Pepper Food Service Co. Ltd.	198,378	3,069
*,^	Vector Inc.	356,379	3,068
^	Yamashin-Filter Corp.	557,348	3,031
	Feed One Co. Ltd.	1,854,459	3,030

	Kato Works Co. Ltd.	168,660	3,011
	Michinoku Bank Ltd.	193,431	3,004
	Sumitomo Densetsu Co. Ltd.	168,830	2,993
	Marvelous Inc.	420,444	2,985
	Misawa Homes Co. Ltd.	305,075	2,978
	Komtasu Matere Co. Ltd.	416,206	2,961
^	Aeon Fantasy Co. Ltd.	102,767	2,959
	Roland DG Corp.	140,351	2,943
	Shinnihon Corp.	373,246	2,934
^	Ministop Co. Ltd.	213,519	2,916
	Koatsu Gas Kogyo Co. Ltd.	379,444	2,905
*,^	Gunosy Inc.	193,733	2,891
^	BRONCO BILLY Co. Ltd.	138,652	2,876
	Organo Corp.	80,605	2,854
	Nihon Chouzai Co. Ltd.	93,966	2,850
	Aisan Industry Co. Ltd.	422,356	2,826
	Shinwa Co. Ltd.	135,525	2,822
	Toyo Corp.	290,272	2,811
	Towa Bank Ltd.	422,491	2,799
	Warabeya Nichiyo Holdings Co. Ltd.	176,432	2,773
	Nagatanien Holdings Co. Ltd.	145,522	2,770
	Studio Alice Co. Ltd.	148,234	2,744
*,^	ES-Con Japan Ltd.	435,546	2,736
	Chiyoda Integre Co. Ltd.	142,947	2,730
	JSP Corp.	156,834	2,725
	Japan Transcity Corp.	596,502	2,725
	Iseki & Co. Ltd.	207,504	2,715
	Kintetsu Department Store Co. Ltd.	94,997	2,712
	Honeys Holdings Co. Ltd.	223,716	2,710
	Denyo Co. Ltd.	187,816	2,709
	Godo Steel Ltd.	143,607	2,697
	Nihon Trim Co. Ltd.	60,622	2,694
^	Jamco Corp.	147,823	2,694
	Chukyo Bank Ltd.	131,293	2,655
	CMIC Holdings Co. Ltd.	155,444	2,654
	Nihon Tokushu Toryo Co. Ltd.	221,108	2,649
	WDB Holdings Co. Ltd.	104,529	2,644
	Yomiuri Land Co. Ltd.	59,762	2,644
	Japan Cash Machine Co. Ltd.	265,107	2,636
	Nihon Nohyaku Co. Ltd.	624,275	2,635
*,^	Medical Data Vision Co. Ltd.	261,981	2,624
	Aiphone Co. Ltd.	170,561	2,608
	Kyodo Printing Co. Ltd.	99,483	2,587
	Nippon Beet Sugar Manufacturing Co. Ltd.	140,282	2,582
	Itoki Corp.	621,892	2,565
	Fukuda Corp.	60,954	2,561
	Parco Co. Ltd.	231,922	2,539
	Kanaden Corp.	198,110	2,539
	Oyo Corp.	250,673	2,536
	Tokyo Individualized Educational Institute Inc.	301,306	2,531
	Itochu-Shokuhin Co. Ltd.	60,726	2,487
	Gurunavi Inc.	402,632	2,484
	Fuji Pharma Co. Ltd.	185,038	2,480
^	Genky DrugStores Co. Ltd.	127,123	2,471
	Onoken Co. Ltd.	195,588	2,459
	Icom Inc.	117,336	2,440
	Ryoden Corp.	162,887	2,435

	Hisaka Works Ltd.	307,950	2,417
	Nissin Corp.	151,105	2,415
	Yushin Precision Equipment Co. Ltd.	271,568	2,387
^	Meiko Network Japan Co. Ltd.	276,885	2,385
	Teikoku Electric Manufacturing Co. Ltd.	218,537	2,377
	Toyo Kanetsu KK	133,300	2,375
	Mars Group Holdings Corp.	126,923	2,372
	Kyosan Electric Manufacturing Co. Ltd.	688,570	2,368
	Toenec Corp.	80,845	2,367
	FIDEA Holdings Co. Ltd.	2,127,434	2,345
	Kanagawa Chuo Kotsu Co. Ltd.	69,100	2,338
	ST Corp.	151,247	2,337
	Chori Co. Ltd.	150,003	2,336
	Happinet Corp.	192,333	2,309
	Hochiki Corp.	184,562	2,299
^	Hito Communications Holdings Inc.	135,345	2,296
	CTS Co. Ltd.	373,345	2,296
	Torishima Pump Manufacturing Co. Ltd.	248,330	2,294
*,^	Remixpoint Inc.	1,000,340	2,291
	SWCC Showa Holdings Co. Ltd.	287,474	2,287
	Kyokuto Securities Co. Ltd.	272,230	2,286
	Sekisui Plastics Co. Ltd.	326,697	2,285
	Alpha Systems Inc.	90,885	2,270
*,^	Nippon Sharyo Ltd.	99,172	2,269
^	Taki Chemical Co. Ltd.	55,768	2,261
	MTI Ltd.	309,356	2,234
	Fukui Computer Holdings Inc.	106,111	2,223
	Mitsui Matsushima Holdings Co. Ltd.	186,816	2,222
	Fudo Tetra Corp.	185,149	2,220
	eGuarantee Inc.	206,745	2,217
	Maezawa Kasei Industries Co. Ltd.	211,756	2,212
	Aichi Corp.	352,828	2,210
	K&O Energy Group Inc.	162,779	2,203
	Keiyo Co. Ltd.	507,321	2,199
	Osaka Steel Co. Ltd.	142,802	2,188
	Mitsuuroko Group Holdings Co. Ltd.	281,666	2,180
	Hodogaya Chemical Co. Ltd.	84,260	2,177
	Rokko Butter Co. Ltd.	131,599	2,173
	Fujita Kanko Inc.	86,557	2,168
	France Bed Holdings Co. Ltd.	235,321	2,151
	CAC Holdings Corp.	167,691	2,140
	Wowow Inc.	88,746	2,139
	Asunaro Aoki Construction Co. Ltd.	282,935	2,137
	GCA Corp.	328,234	2,135
	Shimizu Bank Ltd.	124,826	2,128
	Tatsuta Electric Wire and Cable Co. Ltd.	480,740	2,122
	Bank of Saga Ltd.	151,556	2,115
	ASAHI YUKIZAI Corp.	168,145	2,113
	JP-Holdings Inc.	795,200	2,086
	Daisyo Corp.	139,623	2,080
	Kansai Super Market Ltd.	208,250	2,075
	Asahi Co. Ltd.	178,699	2,073
*	COOKPAD Inc.	727,072	2,042
	Tokyo Energy & Systems Inc.	236,956	2,039
	Central Sports Co. Ltd.	71,647	2,038
	Shibusawa Warehouse Co. Ltd.	121,941	2,035
	Namura Shipbuilding Co. Ltd.	769,584	2,029

	Space Value Holdings Co. Ltd.	435,883	2,022
	Sanyo Shokai Ltd.	142,599	2,010
	Shin Nippon Biomedical Laboratories Ltd.	298,944	2,008
	World Holdings Co. Ltd.	147,214	1,996
^	Daikokutenbussan Co. Ltd.	66,000	1,982
	Matsuda Sangyo Co. Ltd.	140,434	1,981
	SRA Holdings	87,721	1,967
	Tochigi Bank Ltd.	1,202,457	1,965
	Kitagawa Corp.	101,636	1,965
	Hakuto Co. Ltd.	174,222	1,962
	Yahagi Construction Co. Ltd.	300,972	1,939
	Hokkan Holdings Ltd.	123,573	1,935
	Jimoto Holdings Inc.	2,128,338	1,911
	Halows Co. Ltd.	92,068	1,907
	Tomoku Co. Ltd.	117,748	1,903
	Corona Corp. Class A	205,701	1,902
	Chuetsu Pulp & Paper Co. Ltd.	131,080	1,894
	Taisei Lamick Co. Ltd.	71,154	1,893
	CHIMNEY Co. Ltd.	84,562	1,864
^	Toho Co. Ltd.	103,306	1,863
	Nissin Sugar Co. Ltd.	102,452	1,856
	Sac's Bar Holdings Inc.	214,748	1,856
	Sanoh Industrial Co. Ltd.	396,931	1,853
*	RPA Holdings Inc.	121,253	1,850
	Kurimoto Ltd.	136,147	1,844
	Weathernews Inc.	64,336	1,844
	SMK Corp.	74,806	1,841
	Wellnet Corp.	224,387	1,838
*	KNT-CT Holdings Co. Ltd.	151,638	1,830
	Ohara Inc.	137,325	1,818
	Hokkaido Gas Co. Ltd.	134,416	1,817
	Pronexus Inc.	182,116	1,811
	Infocom Corp.	72,300	1,792
	Mitsubishi Paper Mills Ltd.	341,066	1,773
^	Sanei Architecture Planning Co. Ltd.	126,558	1,763
	PC Depot Corp.	420,680	1,758
	Sinanen Holdings Co. Ltd.	106,827	1,742
	Elematec Corp.	185,280	1,740
	Seika Corp.	138,859	1,737
*	Toyo Engineering Corp.	336,453	1,732
*,^	Tokyo Base Co. Ltd.	253,915	1,727
	Maezawa Kyuso Industries Co. Ltd.	96,985	1,723
	Chiba Kogyo Bank Ltd.	599,160	1,683
	Fuji Oil Co. Ltd.	715,472	1,671
*	Sanden Holdings Corp.	351,147	1,669
	Showa Aircraft Industry Co. Ltd.	137,428	1,661
	Sankyo Seiko Co. Ltd.	354,206	1,640
*,^	FDK Corp.	215,967	1,634
	Okura Industrial Co. Ltd.	99,214	1,592
*,^	Funai Electric Co. Ltd.	221,682	1,576
	Nippon Coke & Engineering Co. Ltd.	1,821,612	1,567
	Mitsubishi Steel Manufacturing Co. Ltd.	139,575	1,560
	Artnature Inc.	258,539	1,556
	T RAD Co. Ltd.	89,830	1,529
*	Kojima Co. Ltd.	350,411	1,527
	Tv Tokyo Holdings Corp.	72,045	1,525
^	Linical Co. Ltd.	157,380	1,521

	Chuo Spring Co. Ltd.	57,051	1,491
	Yushiro Chemical Industry Co. Ltd.	120,417	1,487
	Tsukuba Bank Ltd.	955,392	1,481
^	Ateam Inc.	144,161	1,469
	Tsutsumi Jewelry Co. Ltd.	76,804	1,462
^	Dai-ichi Seiko Co. Ltd.	119,216	1,453
	Toa Oil Co. Ltd.	84,305	1,453
^	Tokyo Rope Manufacturing Co. Ltd.	172,995	1,449
	Kita-Nippon Bank Ltd.	86,831	1,439
	Mito Securities Co. Ltd.	784,114	1,435
	Zuiko Corp.	46,235	1,416
	Takaoka Toko Co. Ltd.	128,923	1,414
	Comture Corp.	36,800	1,409
*	Akebono Brake Industry Co. Ltd.	998,590	1,402
	Fujikura Kasei Co. Ltd.	253,993	1,385
^	Tokyo Rakutenchi Co. Ltd.	28,788	1,369
	Fuso Pharmaceutical Industries Ltd.	77,630	1,368
	Takamiya Co. Ltd.	183,403	1,333
	NEC Capital Solutions Ltd.	73,110	1,327
	Gun-Ei Chemical Industry Co. Ltd.	57,985	1,318
	Kitano Construction Corp.	53,402	1,283
	AOI Electronics Co. Ltd.	65,179	1,283
	Atsugi Co. Ltd.	154,255	1,282
	Tokyo Electron Device Ltd.	67,338	1,266
	Nihon Yamamura Glass Co. Ltd.	97,732	1,246
	Fujitsu Frontech Ltd.	141,239	1,241
*	S-Pool Inc.	51,700	1,238
	Taiho Kogyo Co. Ltd.	169,834	1,207
^	Inaba Seisakusho Co. Ltd.	93,778	1,198
	Toli Corp.	502,992	1,175
	Chugai Ro Co. Ltd.	78,769	1,161
	Cleanup Corp.	232,920	1,102
*,^	Laox Co. Ltd.	366,684	1,063
	Toyo Securities Co. Ltd.	932,028	1,053
*,^	Tateru Inc.	607,521	1,043
	Shimojima Co. Ltd.	101,282	1,021
	Takihyo Co. Ltd.	58,804	1,004
	Rhythm Watch Co. Ltd.	86,208	1,004
	Airport Facilities Co. Ltd.	207,352	979
*	Senshukai Co. Ltd.	326,226	958
	Gecoss Corp.	110,876	950
*,^	BrainPad Inc.	15,900	915
	Daikoku Denki Co. Ltd.	73,884	906
	Nakayama Steel Works Ltd.	202,486	892
^	Right On Co. Ltd.	122,038	800
	Toda Kogyo Corp.	37,728	787
	Paris Miki Holdings Inc.	238,612	736
	Fields Corp.	166,956	732
	Yokowo Co. Ltd.	34,400	722
*,^	Aplus Financial Co. Ltd.	1,049,018	701
	Sumitomo Precision Products Co. Ltd.	26,962	680
	Shin Nippon Air Technologies Co. Ltd.	32,100	524
*	Poletowin Pitcrew Holdings Inc.	47,300	505
	Japan Best Rescue System Co. Ltd.	38,200	501
*	Kinki Sharyo Co. Ltd.	30,163	467
*	Evolable Asia Corp.	18,300	433
	Toyo Denki Seizo KK	28,610	400

*,^ Optim Corp.	14,600	396
Nippon Chemiphar Co. Ltd.	4,869	127
		62,437,564
Kuwait (0.2%)
National Bank of Kuwait SAKP	96,167,070	315,601
Kuwait Finance House KSCP	56,877,130	145,507
Ahli United Bank BSC	73,532,676	69,393
Mobile Telecommunications Co. KSC	33,479,325	63,503
Agility Public Warehousing Co. KSC	14,544,823	38,277
Gulf Bank KSCP	28,229,304	29,466
Boubyan Bank KSCP	13,644,893	26,984
Boubyan Petrochemicals Co. KSCP	6,061,495	17,304
Humansoft Holding Co. KSC	1,562,196	16,777
National Industries Group Holding SAK	15,686,804	12,947
* Warba Bank KSCP	13,697,656	11,561
Kuwait International Bank KSCP	8,632,136	8,157
Alimtiaz Investment Group KSC	11,632,821	5,356
Integrated Holding Co. KCSC	2,389,630	4,521
Mezzan Holding Co. KSCC	1,897,729	3,895
		769,249
Luxembourg (0.0%)
Tenaris SA ADR	201,988	5,046

Malaysia (0.7%)
Public Bank Bhd. (Local)	49,649,045	263,011
Tenaga Nasional Bhd.	62,151,729	207,477
Malayan Banking Bhd.	95,030,413	198,787
CIMB Group Holdings Bhd.	110,545,130	135,644
Axiata Group Bhd.	71,105,035	86,341
Petronas Chemicals Group Bhd.	45,761,203	82,935
DiGi.Com Bhd.	59,439,980	71,844
IHH Healthcare Bhd.	47,876,177	66,287
Sime Darby Plantation Bhd.	57,070,892	63,617
Dialog Group Bhd.	74,224,580	61,918
Genting Bhd.	36,703,020	60,952
Maxis Bhd.	43,328,361	59,543
IOI Corp. Bhd.	49,155,738	49,783
Petronas Gas Bhd.	12,425,993	48,362
PPB Group Bhd.	10,655,145	48,286
Hong Leong Bank Bhd.	10,474,475	45,489
Genting Malaysia Bhd.	46,761,619	43,683
Kuala Lumpur Kepong Bhd.	7,407,231	42,344
MISC Bhd.	22,916,359	39,979
RHB Bank Bhd Ordinary Shares	26,341,069	35,066
Nestle Malaysia Bhd.	971,170	34,951
Gamuda Bhd.	35,628,617	31,927
Press Metal Aluminium Holdings Bhd.	28,135,594	30,942
AMMB Holdings Bhd.	30,153,420	30,844
Top Glove Corp. Bhd.	27,511,858	30,189
Malaysia Airports Holdings Bhd.	14,774,262	29,927
Sime Darby Bhd.	56,291,774	29,770
IJM Corp. Bhd.	50,777,521	28,576
Hartalega Holdings Bhd.	23,657,938	28,325
Petronas Dagangan Bhd.	4,577,840	25,991
HAP Seng Consolidated Bhd.	8,919,181	21,362
QL Resources Bhd.	11,613,343	19,318

Telekom Malaysia Bhd.	18,836,277	18,629
YTL Corp. Bhd.	70,269,997	17,486
Hong Leong Financial Group Bhd.	3,643,932	15,861
Westports Holdings Bhd.	16,164,541	15,638
Alliance Bank Malaysia Bhd.	16,571,053	14,740
Inari Amertron Bhd.	35,464,717	14,026
Fraser & Neave Holdings Bhd.	1,614,408	13,487
Bursa Malaysia Bhd.	8,111,908	13,247
Sime Darby Property Bhd.	55,208,524	13,035
Yinson Holdings Bhd.	7,677,813	12,907
My EG Services Bhd.	34,151,621	12,725
Genting Plantations Bhd.	5,365,803	12,613
IGB REIT	26,957,133	12,527
British American Tobacco Malaysia Bhd.	2,289,769	12,505
Carlsberg Brewery Malaysia Bhd.	2,128,581	12,411
KLCCP Stapled Group Bhd.	6,337,930	12,024
AirAsia Group Bhd.	25,372,554	12,009
Sunway REIT	25,578,214	11,841
UMW Holdings Bhd.	9,634,236	11,797
Sapura Energy Bhd.	143,952,168	10,380
Kossan Rubber Industries	9,782,743	9,642
SP Setia Bhd Group	20,041,578	9,486
YTL Power International Bhd.	49,438,969	9,330
TIME dotCom Bhd.	4,211,528	9,179
IOI Properties Group Bhd.	29,973,995	9,121
Sunway Bhd.	22,128,231	8,878
DRB-Hicom Bhd.	13,511,717	8,634
2 Astro Malaysia Holdings Bhd.	23,520,464	8,235
* FGV Holdings Bhd.	30,071,750	8,206
Malakoff Corp. Bhd.	37,598,813	8,180
Malaysian Resources Corp. Bhd.	37,212,201	8,170
Serba Dinamik Holdings Bhd.	8,097,760	7,843
KPJ Healthcare Bhd.	32,663,467	7,387
Berjaya Sports Toto Bhd.	11,424,506	7,269
Malaysia Building Society Bhd.	30,204,884	6,353
Scientex Bhd.	3,028,508	6,182
Bermaz Auto Bhd.	9,858,901	6,082
2 Lotte Chemical Titan Holding Bhd.	8,609,847	5,891
VS Industry Bhd.	19,046,898	5,510
Magnum Bhd.	8,303,390	5,381
Cahya Mata Sarawak Bhd.	7,493,570	5,151
Supermax Corp. Bhd.	12,621,189	5,046
Pavilion REIT	10,650,525	4,831
* WCT Holdings Bhd.	16,288,421	4,490
AEON Credit Service M Bhd.	1,115,238	4,467
* Velesto Energy Bhd.	58,577,112	4,442
* Lafarge Malaysia Bhd.	5,380,307	4,424
Padini Holdings Bhd.	4,892,345	4,170
Unisem M Bhd.	7,264,127	3,950
* UEM Sunrise Bhd.	20,092,955	3,881
Muhibbah Engineering M Bhd.	5,505,045	3,570
Sunway Construction Group Bhd.	6,745,934	3,539
* Bumi Armada Bhd.	51,480,805	2,841
* Berjaya Corp. Bhd.	43,338,255	2,728
Pos Malaysia Bhd.	5,416,790	2,265
* Eco World Development Group Bhd.	11,888,654	2,257
* AirAsia X Bhd.	23,707,796	1,288

*	Eastern & Oriental Bhd.	3,549,455	686
	Datasonic Group Bhd.	3,234,600	528
*	UMW Oil & Gas Corp. Warrants Expire 09/30/2024	12,999,819	394
*	Datasonic Group Bhd. Warrants Expire 07/05/2023	4,140,150	216
*	Sunway Bhd. Warrants Expire 12/31/2024	2,118,838	185
*	Malaysian Resources Corp. Bhd. Warrants Expire 12/31/2027	2,634,201	156
*	BIMB Holdings Bhd. Warrants Expire 12/04/2023	741,960	54
*	KNM Group Bhd. Warrants Expire 04/21/2020	1,085,088	43
*	WCT Holdings Bhd. Warrants Expire 08/24/2020	1,594,005	42
*,§	RHB Bank Bhd.	9,155,400	22
*	OSK Holdings Bhd. Warrants Expire 07/22/2020	1,716,558	15
*	AirAsia X Bhd. Warrants Expire 06/08/2020	1,955,625	14
*	Mah Sing Group Warrants Expire 01/15/2026	895,021	2
*	CB Industrial Product Holding Bhd Warrants Expire 10/31/2019	462,666	1
			2,544,015
Malta (0.0%)
*,§	BGP Holdings PLC	17,449,685	—

Mexico (0.7%)
	America Movil SAB de CV	435,207,436	306,130
	Fomento Economico Mexicano SAB de CV	33,226,662	301,166
	Wal-Mart de Mexico SAB de CV	81,884,739	241,590
	Grupo Financiero Banorte SAB de CV	44,604,667	224,562
	Grupo Mexico SAB de CV Class B	56,850,454	139,102
	Cemex SAB de CV	220,630,292	78,403
	Grupo Televisa SAB	39,539,613	74,958
	Grupo Bimbo SAB de CV Class A	37,843,052	72,077
	Grupo Elektra SAB DE CV	1,016,144	68,642
	Fibra Uno Administracion SA de CV	47,546,131	61,108
	Coca-Cola Femsa SAB de CV	8,193,098	50,346
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,999,068	50,166
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,193,249	48,481
	Grupo Financiero Inbursa SAB de CV	35,722,540	43,843
	Alfa SAB de CV Class A	48,812,751	42,283
	Elis SA (XPAR)	2,133,529	39,479
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
	Santand	26,725,452	38,184
	Arca Continental SAB de CV	6,267,864	33,338
	Infraestructura Energetica Nova SAB de CV	8,144,071	31,452
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	5,094,907	31,374
	Mexichem SAB de CV	16,586,062	30,387
	Gruma SAB de CV Class B	3,308,934	30,325
	Promotora y Operadora de Infraestructura SAB de CV	3,275,877	29,508
	Kimberly-Clark de Mexico SAB de CV Class A	13,417,831	27,888
	Grupo Carso SAB de CV	7,477,745	24,118
2	Banco del Bajio SA	11,111,920	20,903
	Megacable Holdings SAB de CV	4,789,008	20,399
	Industrias Penoles SAB de CV	1,966,278	18,201
	Regional SAB de CV	3,601,042	17,246
*	Alsea SAB de CV	8,350,763	17,025
	PLA Administradora Industrial S de RL de CV	11,959,608	16,825
^	Elis SA (XLON)	871,981	16,133
	Gentera SAB de CV	18,312,303	15,117
	El Puerto de Liverpool SAB de CV	3,031,139	14,723
	Grupo Cementos de Chihuahua SAB de CV	2,590,465	13,906
	Corp Inmobiliaria Vesta SAB de CV	9,053,381	13,332
2	Macquarie Mexico Real Estate Management SA de CV	11,582,564	13,097

	Becle SAB de CV	8,748,001	12,978
*	Telesites SAB de CV	19,583,293	11,670
	Industrias Bachoco SAB de CV Class B	2,547,474	11,525
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,659,925	11,426
	Bolsa Mexicana de Valores SAB de CV	6,625,023	11,049
*	Genomma Lab Internacional SAB de CV Class B	11,951,547	10,901
	Prologis Property Mexico SA de CV	5,149,879	10,341
	Grupo Lala SAB de CV	9,147,137	9,895
	Qualitas Controladora SAB de CV	2,982,908	9,293
*	La Comer SAB de CV	7,593,214	9,129
	Cemex SAB de CV ADR	2,104,802	7,493
2	GMexico Transportes SAB de CV	6,439,836	7,386
	Grupo Comercial Chedraui SA de CV	4,660,587	7,024
	Alpek SAB de CV	6,295,255	6,787
	Grupo Herdez SAB de CV	3,099,124	6,487
	Grupo Aeroportuario del Pacifico SAB de CV ADR	59,092	5,915
*	Hoteles City Express SAB de CV	5,591,867	5,559
	Concentradora Fibra Danhos SA de CV	3,485,879	4,731
2	Nemak SAB de CV	9,175,611	4,213
	Credito Real SAB de CV SOFOM ER	3,503,375	4,053
*	Grupo Aeromexico SAB de CV	5,149,660	4,052
2	Concentradora Fibra Hotelera Mexicana SA de CV	9,325,788	3,504
	Unifin Financiera SAB de CV SOFOM ENR	1,548,816	3,315
*	Axtel SAB de CV	24,021,953	3,121
*	Grupo GICSA SAB de CV	8,333,648	2,027
	Consorcio ARA SAB de CV	8,568,013	1,788
	Grupo Rotoplas SAB de CV	2,399,571	1,724
	Promotora y Operadora de Infraestructura SAB de CV Class L	274,396	1,675
	TV Azteca SAB de CV	17,083,224	1,373
*	Grupo Simec SAB de CV Class B	126,577	366
			2,506,617
Netherlands (2.2%)
	ASML Holding NV	6,250,029	1,392,661
	Unilever NV	22,953,559	1,330,475
	ING Groep NV	61,701,122	684,622
	Koninklijke Philips NV	14,446,808	677,711
	Koninklijke Ahold Delhaize NV	17,634,266	400,527
	Heineken NV	3,721,853	399,312
	Koninklijke DSM NV	2,778,637	344,241
	Akzo Nobel NV	3,602,031	339,868
	Wolters Kluwer NV	4,278,235	310,110
	Unibail-Rodamco-Westfield	2,127,583	284,692
	NN Group NV	5,254,930	197,434
	Heineken Holding NV	1,661,174	167,858
	ArcelorMittal	9,509,682	150,859
	Koninklijke KPN NV	52,277,035	149,066
	Aegon NV (XAMS)	27,621,022	136,115
2	ABN AMRO Bank NV	6,527,019	130,655
*	Galapagos NV	740,462	128,478
*,2	Adyen NV	159,273	120,345
	Randstad NV	1,743,030	87,490
	ASR Nederland NV	2,217,480	83,325
	IMCD NV	829,108	73,045
	Aalberts NV	1,541,455	62,022
	SBM Offshore NV	2,778,831	54,985
	Koninklijke Vopak NV	1,059,861	52,257
*,^,2	Takeaway.com NV	574,560	51,398

	ASM International NV	613,459	50,039
^,2	Signify NV	1,619,708	43,973
*	OCI NV	1,528,516	39,867
	TKH Group NV	671,124	39,817
*	Altice Europe NV	9,541,608	35,522
	BE Semiconductor Industries NV	1,123,853	33,261
	VEON Ltd.	9,847,780	30,811
^	Boskalis Westminster	1,322,608	29,866
	Corbion NV	900,382	29,431
2	Intertrust NV	1,342,982	25,654
^	Arcadis NV	1,120,088	22,852
2	GrandVision NV	756,469	22,674
	APERAM SA	821,001	20,289
	Eurocommercial Properties NV	756,797	19,038
*,2	Basic-Fit NV	535,776	16,873
	Sligro Food Group NV	515,464	16,503
^	AMG Advanced Metallurgical Group NV	495,170	14,176
^	Wereldhave NV	650,594	13,829
	TomTom NV	1,136,292	13,418
	Koninklijke BAM Groep NV	3,970,029	13,281
^	PostNL NV	7,282,747	12,467
2	Flow Traders	445,218	11,795
	Wessanen	854,006	10,705
*,^	Fugro NV	1,296,752	10,584
^	NSI NV	230,114	9,772
	Accell Group NV	384,955	9,187
	Koninklijke Volkerwessels NV	397,194	7,915
^	Vastned Retail NV	269,487	7,864
2	B&S Group Sarl	342,641	5,571
2	NIBC Holding NV	499,082	4,428
	ForFarmers NV	536,264	4,216
^	Brunel International NV	288,361	4,111
*	Altice Europe NV Class B	268,296	1,001
	Aegon NV (XNYS)	197,348	971
*,^,§	SRH NV	672,039	—
			8,441,312
New Zealand (0.3%)
*	a2 Milk Co. Ltd.	11,550,683	135,722
	Fisher & Paykel Healthcare Corp. Ltd.	9,048,605	97,533
	Auckland International Airport Ltd.	14,973,807	91,221
	Spark New Zealand Ltd.	29,662,468	77,323
	Meridian Energy Ltd.	19,536,102	60,131
	Contact Energy Ltd.	11,618,854	59,279
	Ryman Healthcare Ltd.	6,453,352	54,413
	Fletcher Building Ltd. (XNZE)	13,332,083	43,333
	Mainfreight Ltd.	1,262,802	34,806
	Mercury NZ Ltd.	10,560,341	31,584
	SKYCITY Entertainment Group Ltd.	10,640,104	27,913
	Chorus Ltd.	7,046,651	25,518
	Z Energy Ltd.	5,927,031	25,208
	Kiwi Property Group Ltd.	22,925,654	24,368
	EBOS Group Ltd.	1,382,164	22,605
	Infratil Ltd.	7,049,340	21,490
	Goodman Property Trust	15,802,194	21,261
	Genesis Energy Ltd.	7,388,524	16,614
	Precinct Properties New Zealand Ltd.	14,070,455	16,477
	Air New Zealand Ltd.	8,214,444	14,624

	Freightways Ltd.	2,428,648	13,662
	Summerset Group Holdings Ltd.	3,452,450	12,776
	Argosy Property Ltd.	12,471,148	11,623
	Vital Healthcare Property Trust	5,876,777	10,081
*	Synlait Milk Ltd.	1,458,281	9,582
	Vector Ltd.	3,653,384	9,200
	Metlifecare Ltd.	2,340,087	6,720
*	Pushpay Holdings Ltd.	2,952,320	6,464
	Heartland Group Holdings Ltd.	6,009,494	6,451
	SKY Network Television Ltd.	5,692,941	4,738
*	Restaurant Brands New Zealand Ltd.	731,868	4,719
	Tourism Holdings Ltd.	1,639,629	4,404
	Scales Corp. Ltd.	1,398,484	4,176
	Kathmandu Holdings Ltd.	2,886,838	4,024
	New Zealand Refining Co. Ltd.	2,458,786	3,478
*	TOWER Ltd.	5,237,491	2,564
			1,016,085
Norway (0.6%)
	DNB ASA	16,751,602	299,696
	Equinor ASA	15,506,636	278,039
	Telenor ASA	10,424,229	211,226
	Mowi ASA	6,721,451	161,536
	Yara International ASA	2,768,470	129,701
	Orkla ASA	12,146,412	103,313
	Norsk Hydro ASA	21,064,246	71,646
	Gjensidige Forsikring ASA	2,695,468	52,356
	Tomra Systems ASA	1,740,096	51,180
	Storebrand ASA	7,406,712	50,052
^	Aker BP ASA	1,712,150	48,452
	Subsea 7 SA	3,736,108	40,044
	Schibsted ASA Class A	1,487,181	39,995
	TGS NOPEC Geophysical Co. ASA	1,632,195	39,452
	Salmar ASA	828,312	38,259
	Bakkafrost P/F	626,364	36,086
	Schibsted ASA Class B	1,287,657	33,196
2	Entra ASA	2,255,626	32,718
	SpareBank 1 SR-Bank ASA	2,794,384	30,066
	Leroy Seafood Group ASA	4,069,394	25,582
*	Adevinta ASA Class B	2,020,899	22,415
	SpareBank 1 SMN	1,941,246	21,372
	Aker ASA	379,930	19,995
*	Norwegian Finans Holding ASA	2,461,701	17,073
*	Adevinta ASA Class A	1,477,419	16,623
	DNO ASA	9,932,342	16,613
	Atea ASA	1,220,625	15,529
	Borregaard ASA	1,481,356	15,514
	Kongsberg Gruppen ASA	1,181,134	14,971
	Veidekke ASA	1,640,094	14,778
	Austevoll Seafood ASA	1,437,993	14,630
2	Scatec Solar ASA	1,294,567	13,334
	Grieg Seafood ASA	878,598	12,497
*,^	Borr Drilling Ltd.	1,191,969	11,388
*,^	Nordic Semiconductor ASA	2,270,519	11,239
2	Elkem ASA	3,792,970	10,318
2	Sbanken ASA	1,223,919	9,402
2	Evry AS	2,567,331	9,205
*	Frontline Ltd.	1,222,026	8,918

*,2	Aker Solutions ASA	2,486,900	7,955
*	PGS ASA	5,232,367	7,418
	Norway Royal Salmon ASA	271,034	5,924
*,^,2	BW LPG Ltd.	1,189,329	5,441
	Stolt-Nielsen Ltd.	436,142	4,995
	Sparebank 1 Oestlandet	530,205	4,959
	Ocean Yield ASA	804,627	4,758
*,^,2	XXL ASA	1,546,670	4,742
^	Wallenius Wilhelmsen ASA	1,476,899	4,502
*,^	Seadrill Ltd.	1,044,789	4,174
*,^	Norwegian Air Shuttle ASA	657,824	2,937
*	Akastor ASA	2,216,436	2,821
	Hoegh LNG Holdings Ltd.	606,146	2,493
*	Otello Corp. ASA	370,075	678
			2,112,206
Other (0.2%)3
4	Vanguard FTSE Emerging Markets ETF	15,759,336	658,110

Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	10,778,336	8,553
	Engro Corp. Ltd.	5,219,212	8,380
	MCB Bank Ltd.	7,591,348	8,313
	Habib Bank Ltd.	10,934,799	8,238
	Pakistan Petroleum Ltd.	8,818,045	7,371
	Lucky Cement Ltd.	2,877,009	6,811
	Hub Power Co. Ltd.	15,025,240	6,626
	Fauji Fertilizer Co. Ltd.	9,913,629	5,919
	Bank Alfalah Ltd.	22,067,710	5,585
	Pakistan Oilfields Ltd.	2,151,928	5,472
	United Bank Ltd.	5,438,832	4,963
	Pakistan State Oil Co. Ltd.	4,600,781	4,330
	Engro Fertilizers Ltd.	7,713,116	3,110
	SUI Northern Gas Pipeline	5,450,904	2,141
	Nishat Mills Ltd.	4,271,454	1,979
	Millat Tractors Ltd.	320,030	1,578
*	SUI Southern Gas Co. Ltd.	12,921,366	1,427
	Kot Addu Power Co. Ltd.	7,047,009	1,424
*	National Bank of Pakistan	6,135,281	1,282
	Searle Co. Ltd.	1,306,984	1,076
	DG Khan Cement Co. Ltd.	3,084,711	857
	Fauji Cement Co. Ltd.	7,069,507	566
	Thal Ltd.	227,234	439
	Fauji Fertilizer Bin Qasim Ltd.	3,011,937	307
	Pakistan Telecommunication Co. Ltd.	1,547,000	69
			96,816
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	3,240,786	49,390
	Cia de Minas Buenaventura SAA	289,871	4,475
	Credicorp Ltd.	129	28
			53,893
Philippines (0.3%)
	SM Investments Corp.	7,656,887	149,738
	Ayala Land Inc.	111,293,812	108,520
	SM Prime Holdings Inc.	144,134,454	103,049
	BDO Unibank Inc.	31,580,757	90,809
	Ayala Corp.	4,030,273	75,650

	JG Summit Holdings Inc.	45,342,447	57,905
	Bank of the Philippine Islands	28,752,734	50,678
	International Container Terminal Services Inc.	17,294,968	45,776
	Universal Robina Corp.	14,000,351	43,872
	PLDT Inc.	1,859,642	41,734
	Metropolitan Bank & Trust Co.	25,158,221	37,396
	Jollibee Foods Corp.	6,699,858	34,046
	Manila Electric Co.	4,029,043	28,828
	GT Capital Holdings Inc.	1,563,107	28,381
	Security Bank Corp.	7,121,938	25,507
	Megaworld Corp.	184,307,189	22,133
	Metro Pacific Investments Corp.	224,162,144	21,071
	San Miguel Food and Beverage Inc.	10,266,719	20,456
	Alliance Global Group Inc.	64,244,639	19,610
	Globe Telecom Inc.	464,783	19,590
	San Miguel Corp.	5,598,850	19,545
	Robinsons Land Corp.	31,469,476	16,911
	Aboitiz Power Corp.	22,886,893	15,886
	Robinsons Retail Holdings Inc.	9,612,741	14,992
	DMCI Holdings Inc.	65,951,660	13,122
	Puregold Price Club Inc.	14,492,053	12,910
	LT Group Inc.	44,029,440	12,185
	Bloomberry Resorts Corp.	52,688,729	11,854
	First Gen Corp.	18,747,396	9,780
	Vista Land & Lifescapes Inc.	62,344,484	9,359
	Manila Water Co. Inc.	18,105,934	8,350
	Aboitiz Equity Ventures Inc.	7,935,288	8,228
	Pilipinas Shell Petroleum Corp.	10,727,448	8,089
	Semirara Mining & Power Corp. Class A	17,692,053	7,989
	Wilcon Depot Inc.	21,329,287	6,569
	D&L Industries Inc.	31,273,739	6,315
	Filinvest Land Inc.	150,687,923	5,616
	Cebu Air Inc.	2,831,604	5,192
	Century Pacific Food Inc.	13,783,508	4,082
	Nickel Asia Corp.	36,799,626	1,823
*,2	CEMEX Holdings Philippines Inc.	28,926,869	1,660
*,§	Energy Development Corp.	41,300	6
			1,225,212
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	13,546,147	142,648
	Polski Koncern Naftowy ORLEN SA	4,929,019	123,504
	Powszechny Zaklad Ubezpieczen SA	8,866,851	95,359
^	Bank Polska Kasa Opieki SA	2,519,835	66,940
	CD Projekt SA	987,532	58,379
*	KGHM Polska Miedz SA	2,179,515	52,696
	Polskie Gornictwo Naftowe i Gazownictwo SA	27,952,290	40,532
	Santander Bank Polska SA	472,714	39,783
	Grupa Lotos SA	1,561,366	35,072
	Cyfrowy Polsat SA	4,219,661	32,636
*,2	Dino Polska SA	760,122	28,570
	LPP SA	13,390	27,055
*	PGE Polska Grupa Energetyczna SA	11,583,021	26,488
*	Orange Polska SA	11,086,173	19,275
*	Bank Millennium SA	9,577,980	18,703
*	mBank SA	202,772	18,207
*	Alior Bank SA	1,457,285	17,550
	CCC SA	449,838	17,367

	Asseco Poland SA	1,119,327	15,818
2	PLAY Communications SA	1,703,540	13,865
	KRUK SA	260,208	12,415
*	AmRest Holdings SE	1,104,994	11,492
	Kernel Holding SA	742,089	9,261
*	Grupa Azoty SA	743,542	8,555
*	Jastrzebska Spolka Weglowa SA	814,290	8,179
	Bank Handlowy w Warszawie SA	558,235	7,592
*	Enea SA	3,376,657	7,166
*	Energa SA	3,282,902	6,187
*	Tauron Polska Energia SA	14,899,846	6,062
^	Eurocash SA	1,255,113	6,051
	Budimex SA	179,673	5,974
	Warsaw Stock Exchange	458,477	4,592
*	Ciech SA	381,892	3,893
	PKP Cargo SA	426,787	3,710
*	Boryszew SA	2,063,530	2,377
	Lubelski Wegiel Bogdanka SA	153,385	1,455
	Neuca SA	14,609	1,165
*,§	getBACK SA	560,985	543
			997,116
Portugal (0.1%)
	EDP - Energias de Portugal SA	35,782,169	130,985
	Galp Energia SGPS SA	8,139,768	126,721
	Jeronimo Martins SGPS SA	3,893,442	62,825
	Banco Comercial Portugues SA	125,477,808	32,068
	EDP Renovaveis SA	2,307,406	23,756
	NOS SGPS SA	3,504,173	21,759
	REN - Redes Energeticas Nacionais SGPS SA	6,034,633	16,312
	Sonae SGPS SA	15,093,906	14,076
	Navigator Co. SA	4,167,039	14,008
	Altri SGPS SA	1,171,643	7,688
	Corticeira Amorim SGPS SA	474,848	5,108
	CTT-Correios de Portugal SA	2,322,384	4,948
	Semapa-Sociedade de Investimento e Gestao	336,624	4,447
^	Mota-Engil SGPS SA	1,459,248	2,929
*	Banco Espirito Santo SA	19,970,703	61
			467,691
Qatar (0.3%)
	Qatar National Bank QPSC	70,597,588	378,403
	Industries Qatar QSC	31,963,937	98,592
	Qatar Islamic Bank SAQ	18,225,161	82,183
	Masraf Al Rayan QSC	58,703,836	61,713
*	Mesaieed Petrochemical Holding Co.	68,774,344	49,017
	Qatar Fuel QSC	7,808,029	45,168
	Commercial Bank PQSC	30,367,630	40,092
	Qatar Electricity & Water Co. QSC	7,968,891	34,176
	Qatar Gas Transport Co. Ltd.	45,886,900	29,790
	Barwa Real Estate Co.	30,215,556	29,644
	Ooredoo QPSC	13,107,778	25,705
	Qatar Insurance Co. SAQ	25,405,631	24,332
	Doha Bank QPSC	24,662,507	18,505
	Qatar International Islamic Bank QSC	8,137,119	16,867
	Qatar Navigation QSC	9,002,330	16,429
	United Development Co. QSC	28,266,334	10,790
	Qatar Aluminum Manufacturing Co.	44,848,270	10,734

Vodafone Qatar QSC	26,130,001	10,102
* Gulf International Services QSC	13,944,390	6,495
* Ezdan Holding Group QSC	25,000,150	4,626
Medicare Group	2,190,660	4,475
Al Meera Consumer Goods Co. QSC	678,150	2,739
* Salam International Investment Ltd. QSC	3,270,120	359
		1,000,936
Russia (0.9%)
Sberbank of Russia PJSC	160,488,964	585,569
LUKOIL PJSC	6,887,971	563,420
Gazprom PJSC	146,004,404	541,155
Novatek PJSC	13,340,456	276,203
Tatneft PJSC	18,612,780	216,604
MMC Norilsk Nickel PJSC	742,707	170,530
Rosneft Oil Co. PJSC	15,240,977	100,784
Novatek PJSC GDR	370,880	77,384
Gazprom PJSC ADR	10,231,482	74,786
AK Transneft OAO Preference Shares	24,643	61,027
Tatneft PJSC ADR (XLON)	856,487	59,437
Surgutneftegas OAO Preference Shares	120,423,084	59,024
Lukoil PJSC ADR	611,663	50,198
Alrosa PJSC	38,846,767	49,678
VTB Bank PJSC	66,550,877,211	44,334
Surgutneftegas PJSC	104,309,968	44,298
Magnit PJSC GDR	3,023,835	43,585
Mobile TeleSystems PJSC ADR	4,923,897	40,228
Inter RAO UES PJSC	561,982,531	39,409
Severstal PJSC	2,249,746	36,309
Moscow Exchange MICEX-RTS PJSC	23,208,605	33,899
Polyus PJSC GDR	652,747	33,057
Novolipetsk Steel PJSC GDR	1,005,385	23,616
Tatneft PAO Preference Shares	2,167,977	22,920
Magnit PJSC	378,843	22,489
Rosneft Oil Co. PJSC GDR	3,200,274	21,109
Mobile TeleSystems PJSC	4,917,893	20,436
Magnitogorsk Iron & Steel Works PJSC	27,980,010	18,786
PhosAgro PJSC GDR	1,496,599	18,623
MMC Norilsk Nickel PJSC ADR	794,588	18,306
Rostelecom PJSC	13,719,342	17,751
RusHydro PJSC	1,946,496,672	17,272
Aeroflot PJSC	8,910,733	14,963
Novolipetsk Steel PJSC	6,151,452	14,538
Federal Grid Co. Unified Energy System PJSC	4,242,147,542	12,245
Severstal PJSC GDR	735,014	11,788
Polyus PJSC	106,395	10,781
VTB Bank PJSC GDR	6,908,063	9,159
ROSSETI PJSC	486,874,133	9,105
Surgutneftegas PJSC ADR	1,859,156	7,754
* M.Video PJSC	1,133,455	7,642
Safmar Financial Investment	929,717	6,965
Unipro PJSC	162,029,678	6,765
Bashneft PJSC	215,214	6,323
* RussNeft PJSC	606,819	5,701
Sistema PJSFC GDR	1,270,460	4,868
2 Detsky Mir PJSC	3,334,118	4,695
Sberbank of Russia PJSC ADR (XLON)	312,012	4,632
TMK PJSC	4,827,936	4,425

* Raspadskaya OJSC	1,884,123	3,997
Mosenergo PJSC	108,651,956	3,904
Sistema PJSFC	18,939,541	3,593
Sberbank of Russia PJSC ADR	198,711	2,965
Mechel PJSC Preference Shares	1,821,704	2,900
ENEL RUSSIA PJSC	176,188,090	2,714
OGK-2 PJSC	313,039,407	2,500
PhosAgro PJSC	47,974	1,790
TGC-1 PJSC	10,518,536,259	1,703
Bashneft PAO Preference Shares	61,552	1,553
* Mechel PJSC ADR	692,384	1,454
Lenenergo PJSC Preference Shares	531,017	934
* Mechel PJSC	805,193	852
Tatneft PJSC ADR	3,534	248
		3,575,682
Saudi Arabia (0.4%)
Saudi Basic Industries Corp.	7,041,044	201,105
Al Rajhi Bank	9,571,707	175,080
National Commercial Bank	10,655,011	155,555
Saudi Telecom Co.	4,718,222	135,463
Riyad Bank	10,401,065	72,050
Samba Financial Group	7,664,337	66,495
* Saudi Arabian Mining Co.	3,199,073	40,186
Saudi Arabian Fertilizer Co.	1,587,964	37,209
Alinma Bank	5,544,439	37,068
Saudi Electricity Co.	6,170,502	32,120
Almarai Co. JSC	2,257,554	30,382
Yanbu National Petrochemical Co.	1,853,936	29,087
Bank AlBilad	2,850,270	21,996
Jarir Marketing Co.	451,468	20,057
* Etihad Etisalat Co.	2,986,614	19,385
* Saudi Kayan Petrochemical Co.	5,942,737	17,816
* Savola Group	2,056,922	17,551
* Sahara International Petrochemical Co.	2,803,667	14,915
Bupa Arabia for Cooperative Insurance Co.	478,705	12,770
Bank Al-Jazira	2,990,750	12,022
* Dar Al Arkan Real Estate Development Co.	3,894,574	11,875
Advanced Petrochemical Co.	744,519	11,611
* National Industrialization Co.	2,680,282	10,992
Saudi Cement Co.	579,589	10,962
Saudi Industrial Investment Group	1,707,515	10,712
* Co for Cooperative Insurance	484,571	9,572
* Emaar Economic City	3,409,121	9,394
* Rabigh Refining & Petrochemical Co.	1,818,845	9,371
Mouwasat Medical Services Co.	395,239	9,217
Southern Province Cement Co.	553,631	8,478
* Mobile Telecommunications Co. Saudi Arabia	2,193,592	8,249
Abdullah Al Othaim Markets Co.	360,056	8,190
Saudi Airlines Catering Co.	330,325	7,946
* Saudi Research & Marketing Group	271,379	6,509
Seera Group Holding	1,264,606	6,190
National Petrochemical Co.	934,033	6,030
Yanbu Cement Co.	632,584	5,695
Qassim Cement Co.	340,669	4,749
Saudia Dairy & Foodstuff Co.	135,241	4,430
United Electronics Co.	211,065	4,278
* Yamama Cement Co.	805,401	4,118

Saudi Ground Services Co.	500,838	4,094
Saudi Pharmaceutical Industries & Medical Appliances Corp.	548,118	3,819
* Fawaz Abdulaziz Al Hokair & Co.	573,625	3,382
* Dallah Healthcare Co.	230,063	3,256
Arabian Cement Co.	409,086	3,228
* Al Hammadi Co. for Development and Investment	550,869	3,210
Arriyadh Development Co.	779,198	3,142
City Cement Co.	818,607	3,068
Eastern Province Cement Co.	347,729	3,038
Herfy Food Services Co.	208,153	2,985
National Gas & Industrialization Co.	372,210	2,965
* National Agriculture Development Co.	420,269	2,780
* Saudi Chemical Co.	324,169	2,760
Aldrees Petroleum and Transport Services Co.	260,116	2,675
Dur Hospitality Co.	521,081	2,580
United International Transportation Co.	278,139	2,520
National Medical Care Co.	173,090	2,462
* Saudi Real Estate Co.	735,971	2,343
* Middle East Healthcare Co.	297,592	2,175
* Northern Region Cement Co.	801,913	2,129
* Zamil Industrial Investment Co.	444,323	1,945
* Saudi Public Transport Co.	517,198	1,907
* Tabuk Cement Co.	488,171	1,822
* Abdul Mohsen Al-Hokair Tourism and Development Co.	434,875	1,686
* Aseer Trading Tourism & Manufacturing Co.	681,150	1,668
AlAbdullatif Industrial Investment Co.	487,730	1,474
* Methanol Chemicals Co.	658,177	1,469
* Al Hassan Ghazi Ibrahim Shaker Co.	634,597	1,400
* Saudi Marketing Co.	304,969	1,285
* Najran Cement Co.	528,059	1,223
* Saudi Ceramic Co.	191,530	1,145
* Astra Industrial Group	278,354	1,136
Mediterranean & Gulf Insurance & Reinsurance Co.	276,040	1,103
* Saudi Arabian Amiantit Co.	668,468	1,057
* Al Jouf Cement Co.	415,872	917
* Bawan Co.	234,010	900
* Red Sea International Co.	200,960	759
* Hail Cement Co.	244,766	613
		1,399,000
Singapore (0.9%)
DBS Group Holdings Ltd.	28,438,707	542,236
Oversea-Chinese Banking Corp. Ltd.	52,558,743	437,587
United Overseas Bank Ltd.	20,338,932	387,513
Singapore Telecommunications Ltd.	117,570,879	283,606
Keppel Corp. Ltd.	23,393,485	108,095
CapitaLand Ltd.	40,049,952	104,923
Ascendas REIT	40,769,106	90,515
Wilmar International Ltd.	30,906,003	89,338
Singapore Technologies Engineering Ltd.	24,548,674	75,297
Singapore Exchange Ltd.	13,003,694	74,608
CapitaLand Mall Trust	38,081,743	72,373
ComfortDelGro Corp. Ltd.	32,401,611	63,507
Genting Singapore Ltd.	94,353,420	62,789
Singapore Airlines Ltd.	8,256,697	57,807
CapitaLand Commercial Trust	38,533,152	57,556
City Developments Ltd.	7,545,867	52,952
Mapletree Commercial Trust	30,946,439	46,491

Venture Corp. Ltd.	4,112,177	45,890
Suntec REIT	31,416,880	43,424
Mapletree Logistics Trust	38,579,168	43,139
UOL Group Ltd.	7,907,613	42,026
Singapore Press Holdings Ltd.	25,762,655	41,193
Jardine Cycle & Carriage Ltd.	1,581,722	38,701
Mapletree Industrial Trust	22,694,516	37,112
SATS Ltd.	10,130,296	35,296
Mapletree North Asia Commercial Trust	33,818,683	34,869
NetLink NBN Trust	48,234,659	30,350
Keppel REIT	32,127,604	28,938
Sembcorp Industries Ltd.	15,447,704	26,137
Golden Agri-Resources Ltd.	101,453,401	21,670
Frasers Logistics & Industrial Trust	24,054,832	20,985
Keppel Infrastructure Trust	55,853,160	20,689
Frasers Centrepoint Trust	9,319,766	17,678
Hutchison Port Holdings Trust	79,525,619	17,387
Singapore Post Ltd.	23,688,649	16,588
Keppel DC REIT	13,356,817	16,568
Ascott Residence Trust	17,368,257	16,525
Manulife US REIT	17,211,080	15,289
CDL Hospitality Trusts	12,247,580	14,582
Ascendas India Trust	13,559,044	13,898
* Sembcorp Marine Ltd.	13,661,884	13,301
ESR-REIT	33,507,323	12,759
Parkway Life REIT	5,695,880	12,671
Starhill Global REIT	20,917,482	12,073
Frasers Commercial Trust	10,173,982	11,906
Olam International Ltd.	8,284,131	11,676
Bukit Sembawang Estates Ltd.	2,800,504	11,214
CapitaLand Retail China Trust	9,396,922	10,849
StarHub Ltd.	9,332,261	10,225
Ascendas Hospitality Trust	13,082,844	9,907
Raffles Medical Group Ltd.	12,787,054	9,556
Cache Logistics Trust	16,261,671	9,096
AIMS APAC REIT	8,300,664	8,939
First Resources Ltd.	7,737,344	8,765
Fortune REIT (XSES)	6,141,000	7,948
OUE Hospitality Trust	14,481,443	7,824
Wing Tai Holdings Ltd.	5,049,849	7,743
Far East Hospitality Trust	13,922,075	6,880
SIA Engineering Co. Ltd.	3,470,292	6,677
GuocoLand Ltd.	4,477,082	6,472
First REIT	8,019,342	6,464
Sheng Siong Group Ltd.	7,335,688	6,185
Frasers Property Ltd.	4,360,779	5,742
SPH REIT	6,841,323	5,328
Soilbuild Business Space REIT	12,398,433	5,272
Frasers Hospitality Trust	10,267,762	5,222
Lippo Malls Indonesia Retail Trust	29,765,498	5,188
Sabana Shari'ah Compliant Industrial REIT	15,673,717	5,181
§ Best World International Ltd.	4,540,150	4,494
OUE Ltd.	4,060,996	4,420
Silverlake Axis Ltd.	11,711,297	4,417
Accordia Golf Trust	11,362,368	4,381
Yoma Strategic Holdings Ltd.	16,150,941	4,202
Thomson Medical Group Ltd.	79,204,492	3,610

	Asian Pay Television Trust	20,784,389	2,655
	Boustead Singapore Ltd.	3,317,611	1,856
	Bumitama Agri Ltd.	3,534,662	1,487
*,^,§	Hyflux Ltd.	7,030,168	1,074
*,^,§	Noble Group Ltd.	13,223,534	779
*,^,§	Ezra Holdings Ltd.	20,298,532	162
*,§	Ezion Holdings Ltd. Warrants Expire 04/15/2020	3,136,323	2
*,^,§	Midas Holdings Ltd.	16,595,800	—
*,^	Ezion Holdings Ltd. Warrants Expire 04/16/2023	12,879,086	—
			3,520,729
South Africa (1.5%)
	Naspers Ltd.	6,738,850	1,642,664
	Standard Bank Group Ltd.	20,281,009	252,176
	MTN Group Ltd.	28,504,945	223,230
	FirstRand Ltd.	50,264,279	215,072
	Sasol Ltd.	8,843,933	191,238
	Sanlam Ltd.	27,729,163	143,520
	Absa Group Ltd.	11,430,375	126,655
	AngloGold Ashanti Ltd.	6,562,632	112,777
	Bid Corp. Ltd.	5,252,045	109,858
	Nedbank Group Ltd.	6,353,117	106,160
	Remgro Ltd.	8,308,400	103,111
^	Old Mutual Ltd. (XLON)	67,312,810	88,487
	Shoprite Holdings Ltd.	7,499,107	80,566
	Growthpoint Properties Ltd.	47,087,540	78,138
	Vodacom Group Ltd.	9,521,240	77,828
	Capitec Bank Holdings Ltd.	846,348	69,525
	Bidvest Group Ltd.	5,406,031	69,228
	Gold Fields Ltd.	12,857,982	65,671
*	MultiChoice Group Ltd.	6,753,883	63,129
	RMB Holdings Ltd.	11,989,595	63,043
	Woolworths Holdings Ltd.	15,359,402	58,665
*	Impala Platinum Holdings Ltd.	10,679,694	56,975
	Clicks Group Ltd.	3,994,410	56,730
	Anglo American Platinum Ltd.	952,651	56,553
	Redefine Properties Ltd.	91,330,510	55,880
	Discovery Ltd.	5,799,525	53,212
	NEPI Rockcastle plc	5,561,102	50,193
	Mr Price Group Ltd.	3,964,618	48,667
	Exxaro Resources Ltd.	3,989,095	46,257
*,^	Sibanye Gold Ltd.	34,200,946	42,297
	Foschini Group Ltd.	3,656,795	42,063
	Tiger Brands Ltd.	2,714,781	42,024
	PSG Group Ltd.	2,606,513	41,479
	Mondi Ltd.	1,885,930	41,018
	SPAR Group Ltd.	3,108,505	39,733
	Aspen Pharmacare Holdings Ltd.	6,163,249	38,684
	Life Healthcare Group Holdings Ltd.	22,065,859	34,740
	Sappi Ltd.	9,051,520	32,823
	AVI Ltd.	5,252,507	31,778
	Truworths International Ltd.	6,810,665	29,490
	Barloworld Ltd.	3,442,752	28,860
	Telkom SA SOC Ltd.	4,706,566	28,103
	Investec Ltd.	4,775,404	27,288
	Kumba Iron Ore Ltd.	819,747	26,978
	Netcare Ltd.	23,124,862	26,964
	Pick n Pay Stores Ltd.	5,529,736	25,716

	Rand Merchant Investment Holdings Ltd.	11,964,280	25,665
	Fortress REIT Ltd. Class A	17,040,305	25,338
*	Northam Platinum Ltd.	5,510,078	24,195
	African Rainbow Minerals Ltd.	1,690,203	20,821
	Hyprop Investments Ltd.	4,014,937	19,474
^	Resilient REIT Ltd.	4,506,524	19,315
	Momentum Metropolitan Holdings	15,872,362	18,690
*	Harmony Gold Mining Co. Ltd.	7,156,665	17,730
	Pioneer Foods Group Ltd.	2,210,202	15,856
	Vukile Property Fund Ltd.	11,512,395	15,131
	KAP Industrial Holdings Ltd.	40,587,411	14,614
	Liberty Holdings Ltd.	1,907,677	14,428
	Motus Holdings Ltd.	2,740,800	14,122
	Fortress REIT Ltd. Class B	17,244,050	13,868
	Santam Ltd.	632,905	13,029
^,2	Pepkor Holdings Ltd.	10,874,489	12,787
	Coronation Fund Managers Ltd.	4,359,182	12,727
	Assore Ltd.	509,895	12,434
	Old Mutual Ltd. (XJSE)	9,181,926	12,289
	JSE Ltd.	1,307,263	11,681
	Reunert Ltd.	2,566,115	11,646
*	Super Group Ltd.	5,344,366	11,016
	AECI Ltd.	1,628,918	10,603
	Distell Group Holdings Ltd.	1,115,664	10,366
2	Dis-Chem Pharmacies Ltd.	6,180,084	9,757
	SA Corporate Real Estate Ltd.	39,346,788	9,620
	MAS Real Estate Inc.	6,504,480	9,148
	Attacq Ltd.	10,084,194	9,024
	Famous Brands Ltd.	1,333,644	8,479
	Imperial Logistics Ltd.	2,672,529	8,472
	Tsogo Sun Gaming Ltd.	8,058,358	7,893
	Equites Property Fund Ltd.	5,505,597	7,857
*	PPC Ltd.	22,130,273	7,513
	DataTec Ltd.	3,194,106	7,487
	Investec Property Fund Ltd.	6,865,479	7,161
	EPP NV	5,139,451	7,059
	Astral Foods Ltd.	611,085	7,012
*	Nampak Ltd.	9,609,569	6,667
	Advtech Ltd.	7,422,932	6,558
	Allied Electronics Corp. Ltd.	3,387,217	6,551
	Wilson Bayly Holmes-Ovcon Ltd.	801,091	6,443
	Emira Property Fund Ltd.	6,791,486	6,356
	Cashbuild Ltd.	320,635	5,926
	Oceana Group Ltd.	1,225,002	5,818
	Massmart Holdings Ltd.	1,603,549	5,717
	Hosken Consolidated Investments Ltd.	825,810	5,648
*	Sun International Ltd.	1,729,349	5,575
	Metair Investments Ltd.	2,953,394	4,884
	Zeder Investments Ltd.	13,738,595	4,638
	Alexander Forbes Group Holdings Ltd.	11,667,740	4,568
	Adcock Ingram Holdings Ltd.	1,085,658	4,317
*,^	Brait SE	5,203,734	4,290
*	Long4Life Ltd.	12,757,599	4,028
	City Lodge Hotels Ltd.	499,642	4,000
	Curro Holdings Ltd.	2,444,715	3,795
	Clover Industries Ltd.	2,205,930	3,548
	Peregrine Holdings Ltd.	2,645,377	3,398

	Arrowhead Properties Ltd.	13,726,379	3,392
	Hudaco Industries Ltd.	403,215	3,287
	Murray & Roberts Holdings Ltd.	3,840,261	3,085
	Raubex Group Ltd.	2,189,480	2,920
	Grindrod Ltd.	6,885,480	2,890
*,^	Steinhoff International Holdings NV (XJSE)	34,028,271	2,795
*	Tsogo Sun Hotels Ltd.	8,058,358	2,528
	Lewis Group Ltd.	1,071,254	2,428
*	Blue Label Telecoms Ltd.	9,267,118	2,365
^	Omnia Holdings Ltd.	964,438	2,266
*	EOH Holdings Ltd.	1,656,240	2,050
*,^	DRDGOLD Ltd.	4,682,305	1,528
*,§	Tongaat Hulett Ltd.	1,617,348	1,490
*	Ascendis Health Ltd.	3,625,405	1,262
*	Stadio Holdings Ltd.	4,350,304	908
	Delta Property Fund Ltd.	6,550,847	834
	Alviva Holdings Ltd.	729,989	823
^	Rebosis Property Fund Ltd.	8,784,160	343
*,^	Steinhoff International Holdings NV (XETR)	1,089,227	91
			5,569,563
South Korea (3.0%)
	Samsung Electronics Co. Ltd.	74,522,414	2,822,515
	SK Hynix Inc.	8,169,915	522,990
	Samsung Electronics Co. Ltd. Preference Shares	12,816,829	396,384
	NAVER Corp.	2,105,813	244,310
	Hyundai Motor Co.	2,291,434	243,757
	Shinhan Financial Group Co. Ltd.	6,616,794	242,364
*,^	Celltrion Inc.	1,552,050	221,518
	KB Financial Group Inc.	5,924,102	216,477
	Hyundai Mobis Co. Ltd.	1,029,606	208,343
	LG Chem Ltd.	728,428	206,020
	POSCO	1,052,119	198,306
	Samsung SDI Co. Ltd.	831,917	173,249
	LG Household & Health Care Ltd.	141,006	149,301
	Kia Motors Corp.	4,051,757	149,246
	KT&G Corp.	1,747,471	141,900
	Hana Financial Group Inc.	4,692,223	137,342
	SK Innovation Co. Ltd.	903,042	129,757
	Samsung Fire & Marine Insurance Co. Ltd.	519,520	115,330
	NCSoft Corp.	264,307	107,400
	Samsung C&T Corp.	1,330,209	102,534
	Woori Financial Group Inc.	8,893,337	98,246
	SK Holdings Co. Ltd.	520,797	96,836
	LG Electronics Inc.	1,728,331	94,642
	Samsung SDS Co. Ltd.	503,821	88,124
	LG Corp.	1,414,157	84,359
	Kakao Corp.	784,780	83,600
*	Korea Electric Power Corp.	3,490,855	82,183
^	Samsung Electro-Mechanics Co. Ltd.	866,521	66,430
	Samsung Life Insurance Co. Ltd.	1,009,979	64,836
	Woongjin Coway Co. Ltd.	878,687	62,066
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	682,629	61,975
	Amorepacific Corp.	516,544	60,694
	Korea Zinc Co. Ltd.	156,716	58,389
	SK Telecom Co. Ltd.	254,194	53,211
	S-Oil Corp.	652,538	51,552
*,^,2	Samsung Biologics Co. Ltd.	210,794	49,553

	Industrial Bank of Korea	4,398,906	48,725
	Fila Korea Ltd.	823,059	46,573
	Hyundai Heavy Industries Holdings Co. Ltd.	167,300	45,868
	Mirae Asset Daewoo Co. Ltd.	7,163,345	45,225
	Lotte Chemical Corp.	231,033	45,151
	Hyundai Motor Co. 2nd Preference Shares	633,886	43,911
	Kangwon Land Inc.	1,682,830	43,659
*	LG Display Co. Ltd.	3,530,224	42,893
	Hyundai Engineering & Construction Co. Ltd.	1,149,114	41,452
*	Samsung Heavy Industries Co. Ltd.	6,864,690	40,665
	Hyundai Steel Co.	1,217,862	39,691
	Daelim Industrial Co. Ltd.	433,398	38,504
	Korea Investment Holdings Co. Ltd.	608,535	37,965
	Hyundai Glovis Co. Ltd.	289,044	37,454
	DB Insurance Co. Ltd.	750,178	35,503
	GS Holdings Corp.	834,688	35,363
*,^	Helixmith Co. Ltd.	213,769	35,325
*,^	Celltrion Healthcare Co. Ltd.	909,580	35,184
*	Samsung Engineering Co. Ltd.	2,518,902	34,751
	E-MART Inc.	326,719	33,491
	LG Uplus Corp.	3,038,682	33,276
	Korea Aerospace Industries Ltd.	1,055,034	32,747
	Hotel Shilla Co. Ltd.	483,844	31,886
	Samsung Securities Co. Ltd.	1,021,493	31,381
	Hankook Tire & Technology Co. Ltd.	1,202,759	31,349
	CJ CheilJedang Corp.	130,182	31,277
*,^	SillaJen Inc.	836,768	30,928
	BNK Financial Group Inc.	4,684,844	27,635
	Hanmi Pharm Co. Ltd.	112,840	27,479
	GS Engineering & Construction Corp.	915,771	26,082
	S-1 Corp.	294,608	26,017
	Yuhan Corp.	141,152	25,708
	Hanon Systems	2,576,737	25,341
	Cheil Worldwide Inc.	1,083,888	24,708
	Orion Corp.	350,781	23,852
	SK Telecom Co. Ltd. ADR	1,034,992	23,712
	Shinsegae Inc.	109,365	23,262
	Hyundai Marine & Fire Insurance Co. Ltd.	973,817	22,963
	NH Investment & Securities Co. Ltd.	2,057,018	22,551
	Medy-Tox Inc.	64,253	22,532
	AMOREPACIFIC Group	457,532	22,076
	CJ ENM Co. Ltd.	157,141	21,894
	Lotte Shopping Co. Ltd.	189,574	21,680
*,^,2	Netmarble Corp.	273,693	20,867
	LG Innotek Co. Ltd.	219,353	20,713
	Hanwha Chemical Corp.	1,300,694	20,354
	Meritz Securities Co. Ltd.	4,717,383	20,054
	Shinhan Financial Group Co. Ltd. ADR	538,703	19,566
	Kumho Petrochemical Co. Ltd.	276,905	18,989
	LG Household & Health Care Ltd. Preference Shares	27,974	18,909
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	753,681	18,549
	OCI Co. Ltd.	284,391	17,956
	KCC Corp.	87,193	17,876
	Hanwha Corp.	865,076	17,317
	BGF retail Co. Ltd.	98,871	17,074
^	Hyundai Elevator Co. Ltd.	250,596	16,826
^	DGB Financial Group Inc.	2,583,960	16,408

	Korean Air Lines Co. Ltd.	747,009	16,042
	Korea Gas Corp.	440,607	15,861
*	Hanwha Aerospace Co. Ltd.	580,848	15,737
	LG Chem Ltd. Preference Shares	103,154	15,555
	Mando Corp.	545,497	15,516
	CJ Corp.	196,182	15,389
	Douzone Bizon Co. Ltd.	285,798	15,359
	HDC Hyundai Development Co-Engineering & Construction	482,902	15,129
	Hyundai Department Store Co. Ltd.	238,452	14,874
	Meritz Fire & Marine Insurance Co. Ltd.	879,700	14,783
	Samsung Card Co. Ltd.	472,393	14,475
*,^	Korea Electric Power Corp. ADR	1,202,628	14,107
*,^	Pearl Abyss Corp.	96,976	14,005
^	POSCO Chemical Co. Ltd.	341,686	13,926
*,^	CJ Logistics Corp.	118,140	13,639
*	Hanall Biopharma Co. Ltd.	607,220	13,455
	Youngone Corp.	472,133	13,385
^	Koh Young Technology Inc.	187,952	13,125
*	Pan Ocean Co. Ltd.	3,235,215	13,073
	GS Retail Co. Ltd.	405,266	12,748
*,^	HLB Inc.	552,704	12,550
2	Orange Life Insurance Ltd.	523,193	12,498
	Posco International Corp.	769,303	12,111
*,^	Doosan Infracore Co. Ltd.	2,307,603	12,008
	Lotte Corp.	418,090	11,960
^	KIWOOM Securities Co. Ltd.	194,569	11,903
	Doosan Bobcat Inc.	393,420	11,886
*,^	Hyundai Merchant Marine Co. Ltd.	4,245,311	11,810
	Hyundai Mipo Dockyard Co. Ltd.	325,546	11,701
	Com2uSCorp	157,393	11,671
^	WONIK IPS Co. Ltd.	558,946	11,594
	LOTTE Fine Chemical Co. Ltd.	281,250	11,498
	Hyundai Motor Co. Preference Shares	184,939	11,446
	Kolmar Korea Co. Ltd.	240,201	11,140
^	SK Materials Co. Ltd.	74,265	11,133
	KB Financial Group Inc. ADR	307,048	11,106
	Ottogi Corp.	20,314	11,062
*	Hugel Inc.	34,918	10,999
	SKC Co. Ltd.	307,694	10,925
*,^	Hyundai Rotem Co. Ltd.	767,055	10,670
	JB Financial Group Co. Ltd.	2,236,748	10,392
^	Hanjin Kal Corp.	470,897	10,243
	Hyosung Corp.	148,600	10,211
	Hanwha Life Insurance Co. Ltd.	4,597,947	10,162
*	Genexine Co. Ltd.	211,464	10,157
	Hite Jinro Co. Ltd.	566,327	10,148
	LS Corp.	273,001	10,137
^	Paradise Co. Ltd.	739,531	10,125
	NongShim Co. Ltd.	50,575	10,020
	Daewoong Pharmaceutical Co. Ltd.	75,084	9,979
	SK Networks Co. Ltd.	2,363,752	9,912
	Innocean Worldwide Inc.	175,633	9,894
	Kolon Industries Inc.	294,491	9,862
*	Daewoo Engineering & Construction Co. Ltd.	2,826,702	9,744
*,^	Doosan Heavy Industries & Construction Co. Ltd.	1,907,392	9,739
*	Osstem Implant Co. Ltd.	166,640	9,650
*,^	Sangsangin Co. Ltd.	603,834	9,584

^	Cosmax Inc.	111,144	9,546
	Korean Reinsurance Co.	1,414,705	9,537
	Hyundai Wia Corp.	257,642	9,374
	LS Industrial Systems Co. Ltd.	240,618	9,326
	KEPCO Plant Service & Engineering Co. Ltd.	347,137	9,324
*,^	Komipharm International Co. Ltd.	566,523	9,159
	SFA Engineering Corp.	287,743	9,102
	Amorepacific Corp. Preference Shares	134,469	8,812
	Hansol Chemical Co. Ltd.	126,881	8,677
^	Taekwang Industrial Co. Ltd.	7,998	8,384
	Ssangyong Cement Industrial Co. Ltd.	1,759,700	8,346
*,^	Celltrion Pharm Inc.	277,385	8,346
*	NHN Corp.	158,911	8,340
	Hyundai Greenfood Co. Ltd.	794,444	8,300
*,^	Iljin Materials Co. Ltd.	264,051	8,284
	Hanmi Science Co. ltd	208,986	8,253
^	Seoul Semiconductor Co. Ltd.	605,540	8,172
	Doosan Corp.	92,042	8,126
^	Eo Technics Co. Ltd.	132,291	7,903
^	Hanssem Co. Ltd.	154,239	7,875
*	SM Entertainment Co. Ltd.	261,974	7,778
	Green Cross Corp.	84,593	7,635
	Chong Kun Dang Pharmaceutical Corp.	103,866	7,622
*	Asiana Airlines Inc.	1,543,398	7,506
	DoubleUGames Co. Ltd.	159,330	7,496
^	Taeyoung Engineering & Construction Co. Ltd.	658,829	7,337
	Bukwang Pharmaceutical Co. Ltd.	564,858	7,311
	Partron Co. Ltd.	603,329	7,292
*,^	Kumho Tire Co. Inc.	2,141,905	7,237
	Dongsuh Cos. Inc.	477,977	7,189
	Hyundai Home Shopping Network Corp.	91,099	7,177
^	Soulbrain Co. Ltd.	130,078	7,115
	JYP Entertainment Corp.	411,959	7,032
	NICE Information Service Co. Ltd.	535,717	7,030
	Daeduck Electronics Co.	788,720	6,786
	Lotte Chilsung Beverage Co. Ltd.	55,176	6,745
	Handsome Co. Ltd.	212,181	6,649
	Green Cross Holdings Corp.	403,121	6,645
	GS Home Shopping Inc.	46,571	6,578
	LEENO Industrial Inc.	140,585	6,556
*,^	Mezzion Pharma Co. Ltd.	73,374	6,520
	Daou Technology Inc.	379,151	6,501
*,^	Esmo Corp.	1,427,158	6,489
	Huchems Fine Chemical Corp.	338,533	6,485
*,^	G-treeBNT Co. Ltd.	321,794	6,482
^	NEPES Corp.	255,340	6,465
*	CrystalGenomics Inc.	549,481	6,296
*,^	Ananti Inc.	648,884	6,281
	Sam Chun Dang Pharm Co. Ltd.	222,644	6,248
*,^	Foosung Co. Ltd.	833,083	6,193
*,^	ABLBio Inc.	358,038	6,143
	HDC Holdings Co. Ltd.	584,645	6,133
	Daesang Corp.	303,912	6,106
	DB HiTek Co. Ltd.	546,222	6,064
	IS Dongseo Co. Ltd.	214,649	6,023
	LG International Corp.	385,829	5,985
	LOTTE Himart Co. Ltd.	193,289	5,982

^	Dentium Co. Ltd.	103,507	5,945
*	DIO Corp.	172,027	5,894
^	CJ CGV Co. Ltd.	205,330	5,869
	Poongsan Corp.	294,026	5,836
	Korea Electric Terminal Co. Ltd.	103,666	5,821
^	L&F Co. Ltd.	243,125	5,800
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	37,910	5,785
	POSCO ADR	122,990	5,760
	Hyosung TNC Co. Ltd.	47,069	5,695
*,^	Pharmicell Co. Ltd.	815,906	5,665
^	F&F Co. Ltd.	96,932	5,652
*	Yungjin Pharmaceutical Co. Ltd.	1,492,359	5,634
	LF Corp.	272,332	5,611
	NICE Holdings Co. Ltd.	303,042	5,543
^	SKCKOLONPI Inc.	225,064	5,437
*,^	Oscotec Inc.	344,424	5,410
*,^	Medipost Co. Ltd.	223,442	5,407
	Dong-A ST Co. Ltd.	69,205	5,362
*	GemVax & Kael Co. Ltd.	524,333	5,346
*,^	Ecopro Co. Ltd.	287,987	5,258
^	Dongjin Semichem Co. Ltd.	459,702	5,242
*	BH Co. Ltd.	340,730	5,220
	SK Chemicals Co. Ltd.	138,917	5,205
^	Shinsegae International Inc.	36,453	5,188
*	Dongkuk Steel Mill Co. Ltd.	923,559	5,168
^	Hanjin Transportation Co. Ltd.	195,094	5,104
	Silicon Works Co. Ltd.	156,866	5,010
	Daishin Securities Co. Ltd.	500,021	4,995
	HS Industries Co. Ltd.	691,316	4,941
^	Hyundai Construction Equipment Co. Ltd.	188,920	4,937
*,^	Cafe24 Corp.	92,436	4,924
	Hana Tour Service Inc.	135,120	4,914
	LG Electronics Inc. Preference Shares	208,973	4,860
	Samyang Holdings Corp.	82,176	4,823
	Grand Korea Leisure Co. Ltd.	306,898	4,796
*	Hyosung Advanced Materials Corp.	48,587	4,776
*,^	Studio Dragon Corp.	92,641	4,772
^	Kumho Industrial Co. Ltd.	433,284	4,770
	SL Corp.	252,266	4,693
	Korea Petrochemical Ind Co. Ltd.	46,344	4,679
*,^	LegoChem Biosciences Inc.	125,998	4,651
	Hyosung Chemical Corp.	33,936	4,645
	LG Hausys Ltd.	91,705	4,624
	S&T Motiv Co. Ltd.	109,475	4,613
*	Amicogen Inc.	264,145	4,612
*,^	Naturecell Co. Ltd.	622,467	4,536
	JW Pharmaceutical Corp.	190,262	4,518
*,^	Telcon RF Pharmaceutical Inc.	1,125,967	4,335
*	Innox Advanced Materials Co. Ltd.	97,364	4,328
	Binggrae Co. Ltd.	77,194	4,246
^	Hansae Co. Ltd.	266,607	4,235
	Ahnlab Inc.	91,804	4,206
	Meritz Financial Group Inc.	355,696	4,176
§	Caregen Co. Ltd.	64,786	4,156
^	LIG Nex1 Co. Ltd.	167,489	4,152
*	Seegene Inc.	220,518	4,121
^	Samwha Capacitor Co. Ltd.	112,263	4,112

	Hankook Technology Group Co. Ltd.	312,496	4,085
	Halla Holdings Corp.	112,415	4,063
	Korea Real Estate Investment & Trust Co. Ltd.	2,197,980	4,057
	Chongkundang Holdings Corp.	46,330	4,051
*,^	CMG Pharmaceutical Co. Ltd.	1,819,243	4,033
	Daewoong Co. Ltd.	309,185	4,033
	Sebang Global Battery Co. Ltd.	117,110	4,000
*	iNtRON Biotechnology Inc.	390,464	3,996
	Jeil Pharma Holdings Inc.	271,863	3,978
	Dongwon F&B Co. Ltd.	17,499	3,933
*,^	Enzychem Lifesciences Corp.	97,287	3,897
^	Daea TI Co. Ltd.	962,627	3,894
^	Advanced Process Systems Corp.	195,832	3,862
	DongKook Pharmaceutical Co. Ltd.	68,351	3,841
^	Songwon Industrial Co. Ltd.	241,016	3,812
	Young Poong Corp.	6,636	3,804
*	Korea Line Corp.	178,335	3,800
	Orion Holdings Corp.	284,588	3,743
	InBody Co. Ltd.	178,274	3,682
*	Ilyang Pharmaceutical Co. Ltd.	182,684	3,605
^	Mirae Asset Life Insurance Co. Ltd.	1,061,980	3,567
*,^	Eutilex Co. Ltd.	71,949	3,523
	Tongyang Inc.	2,557,869	3,486
	Dawonsys Co. Ltd.	303,289	3,474
	Huons Co. Ltd.	83,924	3,469
^	TES Co. Ltd.	255,649	3,463
*	Webzen Inc.	266,901	3,427
*	STCUBE	336,209	3,384
	Youngone Holdings Co. Ltd.	76,041	3,377
	SK Gas Ltd.	51,667	3,377
	Maeil Dairies Co. Ltd.	47,854	3,352
*,^	HLB Life Science CO Ltd.	594,186	3,344
	Lock&Lock Co. Ltd.	253,620	3,307
^	YG Entertainment Inc.	157,206	3,303
	Nexen Tire Corp.	452,703	3,282
^	Kwang Dong Pharmaceutical Co. Ltd.	562,444	3,212
^	Posco ICT Co. Ltd.	754,872	3,201
	Green Cross Cell Corp.	101,150	3,190
	Dongwon Industries Co. Ltd.	16,432	3,176
	iMarketKorea Inc.	317,921	3,146
*	NKMax Co. Ltd.	262,650	3,114
	Harim Holdings Co. Ltd.	360,803	3,108
^	Jeil Pharmaceutical Co. Ltd.	117,867	3,105
^	Aekyung Industrial Co. Ltd.	112,965	3,075
^	Cuckoo Homesys Co. Ltd.	81,935	3,073
*	Anterogen Co. Ltd.	88,598	3,054
	Modetour Network Inc.	232,289	3,050
	Dong-A Socio Holdings Co. Ltd.	40,963	3,021
	Hanwha General Insurance Co. Ltd.	1,017,257	2,991
^	Wemade Co. Ltd.	133,335	2,988
*,^	Insun ENT Co. Ltd.	497,451	2,984
	KEPCO Engineering & Construction Co. Inc.	188,026	2,981
*,^	Feelux Co. Ltd.	692,195	2,913
	Hansol Paper Co. Ltd.	243,945	2,904
	i-SENS Inc.	136,397	2,848
*,^	Hyosung Heavy Industries Corp.	97,122	2,835
	Shinyoung Securities Co. Ltd.	56,674	2,810

	Hanil Cement Co. Ltd.	31,138	2,765
	Namyang Dairy Products Co. Ltd.	6,093	2,759
	SPC Samlip Co. Ltd.	33,950	2,698
^	Jusung Engineering Co. Ltd.	503,140	2,633
	GOLFZON Co. Ltd.	43,919	2,625
	Daishin Securities Co. Ltd. Preference Shares	341,235	2,625
*,^	Inscobee Inc.	1,278,808	2,624
*	Binex Co. Ltd.	366,370	2,610
	AK Holdings Inc.	75,070	2,594
*,^	Peptron Inc.	217,704	2,568
	Lotte Confectionery Co. Ltd.	20,576	2,566
*	Seobu T&D	356,004	2,534
*,^	KONA I Co. Ltd.	180,584	2,530
^	SK Securities Co. Ltd.	4,648,403	2,529
*	Yuanta Securities Korea Co. Ltd.	1,083,742	2,508
*,^	Duk San Neolux Co. Ltd.	172,044	2,463
*,^	SFA Semicon Co. Ltd.	1,145,117	2,445
	Vieworks Co. Ltd.	105,942	2,431
	Samchully Co. Ltd.	32,206	2,430
*,^	Vidente Co. Ltd.	422,874	2,402
	Samsung Electronics Co. Ltd. GDR	2,505	2,401
*,^	Able C&C Co. Ltd.	284,919	2,397
^	Toptec Co. Ltd.	291,073	2,372
^	Namhae Chemical Corp.	309,890	2,362
	Lotte Food Co. Ltd.	5,680	2,343
^	JW Holdings Corp.	455,843	2,290
	Korea Asset In Trust Co. Ltd.	714,567	2,271
	ST Pharm Co. Ltd.	190,928	2,263
^	INTOPS Co. Ltd.	180,507	2,261
*,^	Hyundai Electric & Energy System Co. Ltd.	195,490	2,256
	Samyang Corp.	49,428	2,237
	SK Discovery Co. Ltd.	109,298	2,231
^	BGF Co. Ltd.	425,100	2,221
	Kolmar Korea Holdings Co. Ltd.	107,261	2,130
^	Youlchon Chemical Co. Ltd.	159,861	2,120
	CJ Hello Co. Ltd.	418,958	2,111
*,^	Kolon Life Science Inc.	117,186	2,074
	Hancom Inc.	222,030	2,060
	Sungwoo Hitech Co. Ltd.	635,592	2,029
	KISWIRE Ltd.	100,440	2,018
*	Hansol Technics Co. Ltd.	341,543	2,006
	Seah Besteel Corp.	146,284	1,993
*	Hanwha Investment & Securities Co. Ltd.	1,087,838	1,966
	KT Skylife Co. Ltd.	231,378	1,953
	Hankook Shell Oil Co. Ltd.	7,191	1,941
*	Taihan Electric Wire Co. Ltd.	3,751,513	1,939
*	Gamevil Inc.	63,650	1,927
*	Neowiz	178,455	1,918
	CJ CheilJedang Corp. Preference Shares	19,037	1,917
^	KC Tech Co. Ltd.	150,881	1,903
*,^	Aprogen pharmaceuticals Inc.	2,592,566	1,878
	Kyobo Securities Co. Ltd.	227,801	1,873
^	NS Shopping Co. Ltd.	213,314	1,861
*,^	Homecast Co. Ltd.	449,092	1,852
*,^	Jenax Inc.	216,907	1,821
	Cuckoo Holdings Co. Ltd.	18,059	1,815
	Hyundai Corp.	109,504	1,793

*	Lutronic Corp.	289,706	1,783
^	Sung Kwang Bend Co. Ltd.	229,084	1,771
^	Huons Global Co. Ltd.	64,876	1,737
	Dae Han Flour Mills Co. Ltd.	10,937	1,720
^	Hyundai Livart Furniture Co. Ltd.	130,989	1,712
^	Dae Hwa Pharmaceutical Co. Ltd.	149,361	1,645
	E1 Corp.	36,346	1,645
	Daekyo Co. Ltd.	317,571	1,642
^	Muhak Co. Ltd.	185,223	1,640
^	CJ Freshway Corp.	63,650	1,599
*	Wonik Holdings Co. Ltd.	509,506	1,587
*,^	KH Vatec Co. Ltd.	205,588	1,562
*	Hansol Holdings Co. Ltd.	431,641	1,549
*,^	Woongjin Thinkbig Co. Ltd.	768,433	1,545
^	Kolon Corp.	111,659	1,538
*,^	Cellumed Co. Ltd.	278,259	1,493
	Eugene Investment & Securities Co. Ltd.	747,626	1,483
	TK Corp.	188,198	1,473
^	ICD Co. Ltd.	152,152	1,470
*,^	Interflex Co. Ltd.	177,700	1,457
	Tongyang Life Insurance Co. Ltd.	436,665	1,426
*,^	Ssangyong Motor Co.	502,923	1,409
	Sindoh Co. Ltd.	38,198	1,391
	Humedix Co. Ltd.	73,996	1,325
*	Eusu Holdings Co. Ltd.	233,584	1,324
*	KTB Investment & Securities Co. Ltd.	596,367	1,315
	KISCO Corp.	289,193	1,287
	Sam Young Electronics Co. Ltd.	142,933	1,249
	S&T Dynamics Co. Ltd.	221,389	1,237
^	KC Co. Ltd.	109,904	1,183
*,^	COSON Co. Ltd.	214,941	1,122
*,^	Samsung Pharmaceutical Co. Ltd.	613,588	1,085
	Cell Biotech Co. Ltd.	72,304	1,078
	Interpark Holdings Corp.	571,987	1,055
*,^	SBS Media Holdings Co. Ltd.	561,659	1,036
*,^	Lumens Co. Ltd.	671,176	1,027
*,^	Agabang&Company	422,993	1,023
^	COSMAX NBT Inc.	149,296	1,020
	SeAH Steel Corp.	18,142	985
*,^	Leaders Cosmetics Co. Ltd.	163,771	959
^	Byucksan Corp.	557,959	958
^	Hanil Holdings Co. Ltd.	22,911	953
	It's Hanbul Co. Ltd.	58,492	944
*,^	CUROCOM Co. Ltd.	1,081,942	902
*,^	Taewoong Co. Ltd.	114,591	885
*	GNCO Co. Ltd.	956,149	875
*,^	Humax Co. Ltd.	197,853	868
*,^	Coreana Cosmetics Co. Ltd.	319,446	863
	DB Financial Investment Co. Ltd.	211,514	815
*	Helixmith Co. Ltd. Rights Expire 08/06/2019	14,294	743
^	SeAH Steel Holdings Corp.	16,856	737
	Cosmax BTI Inc	50,017	736
*	G-SMATT GLOBAL Co. Ltd.	1,050,285	461
*	Naturecell Co. Ltd. Rights Expire 09/03/2019	94,497	203
	Maeil Holdings Co. Ltd.	14,057	140
*	LVMC Holdings	19,164	46
*,§	Tera Resource Co. Ltd.	209,223	8

*	G-SMATT GLOBAL Co. Ltd. Rights Expire 08/02/2019	433,861	8
*,§	CNK International Co. Ltd.	259,916	—
			11,355,967
Spain (1.9%)
	Banco Santander SA	254,063,018	1,084,414
*	Iberdrola SA (XMAD)	96,385,888	914,453
	Telefonica SA	71,351,697	543,959
	Banco Bilbao Vizcaya Argentaria SA	104,758,732	533,402
	Amadeus IT Group SA	6,426,313	502,198
	Industria de Diseno Textil SA	16,601,468	496,755
*	Repsol SA	21,984,945	348,700
2	Aena SME SA	1,106,443	200,579
*	Ferrovial SA	7,514,056	195,469
	Grifols SA	5,936,433	192,392
*	ACS Actividades de Construccion y Servicios SA	3,998,292	161,558
	CaixaBank SA	56,940,319	141,124
	Red Electrica Corp. SA	6,784,107	127,907
2	Cellnex Telecom SA	3,317,687	124,076
	Naturgy Energy Group SA	4,883,093	123,693
	Endesa SA	4,993,077	123,371
	Enagas SA	3,577,602	78,043
	Banco de Sabadell SA	89,342,427	78,030
	Merlin Properties Socimi SA	5,287,969	72,200
	Grifols SA Preference Shares	3,129,000	71,743
	Bankinter SA	10,951,753	71,041
	Inmobiliaria Colonial Socimi SA	5,249,702	58,591
	Siemens Gamesa Renewable Energy SA	3,565,302	49,888
	Mapfre SA	16,171,572	44,518
	Bankia SA	19,722,200	39,101
^	Acciona SA	330,690	35,212
	Applus Services SA	2,245,606	31,566
	Viscofan SA	634,386	31,052
	Bolsas y Mercados Espanoles SHMSF SA	1,196,462	28,235
*	Masmovil Ibercom SA	1,219,594	27,624
	Ebro Foods SA	1,230,095	24,718
	Acerinox SA	2,834,684	23,683
	CIE Automotive SA	883,383	22,337
	Cia de Distribucion Integral Logista Holdings SA	1,020,091	21,255
*	Iberdrola SA	2,226,951	21,127
	Faes Farma SA	4,165,806	20,623
^	Zardoya Otis SA	2,909,941	19,948
	Prosegur Cia de Seguridad SA	4,192,823	19,569
*	Almirall SA	983,691	17,830
	Corp Financiera Alba SA	339,957	17,485
*	Indra Sistemas SA	2,029,214	17,379
	Mediaset Espana Comunicacion SA	2,806,745	16,477
	Melia Hotels International SA	1,833,662	16,154
*,2	Neinor Homes SA	1,217,198	14,934
*	Fomento de Construcciones y Contratas SA	1,139,091	14,502
*,^	Sacyr SA	5,521,670	14,168
2	Euskaltel SA	1,563,315	13,655
	Construcciones y Auxiliar de Ferrocarriles SA	289,654	13,088
2	Gestamp Automocion SA	2,442,431	12,798
*	Fluidra SA	984,630	12,317
*	Tecnicas Reunidas SA	500,886	12,078
2	Prosegur Cash SA	5,852,895	11,877
2	Unicaja Banco SA	12,395,580	9,762

*	Promotora de Informaciones SA	6,373,549	9,387
*,2	Global Dominion Access SA	1,688,085	8,116
	Lar Espana Real Estate Socimi SA	1,026,497	7,911
	Liberbank SA	21,195,853	7,894
	Ence Energia y Celulosa SA	2,039,624	7,373
2	Metrovacesa SA	700,222	7,322
*,2	Aedas Homes SAU	322,504	7,296
^	Atresmedia Corp. de Medios de Comunicacion SA	1,305,431	5,087
*	Pharma Mar SA	2,654,423	4,587
	Telefonica SA ADR	359,150	2,733
^	NH Hotel Group SA	333,174	1,666
*,^	Distribuidora Internacional de Alimentacion SA	1,374,069	794
*,^,§	Let's GOWEX SA	155,449	—
			6,988,824
Sweden (1.9%)
	Telefonaktiebolaget LM Ericsson Class B	47,382,314	414,561
	Investor AB Class B	7,863,138	373,865
	Volvo AB Class B	23,622,724	350,918
	Assa Abloy AB Class B	14,475,024	332,016
	Atlas Copco AB Class A	9,811,631	299,688
	Essity AB Class B	9,582,318	284,624
	Sandvik AB	16,981,549	260,592
	Hennes & Mauritz AB Class B	13,836,003	241,232
	Swedbank AB Class A	15,854,609	215,904
	Skandinaviska Enskilda Banken AB Class A	22,774,295	214,125
	Svenska Handelsbanken AB Class A	22,784,550	205,014
	Hexagon AB Class B	3,975,643	192,629
	Telia Co. AB	41,610,778	185,112
	Atlas Copco AB Class B	6,088,842	166,108
	Tele2 AB	8,426,417	120,408
	Epiroc AB Class A	9,794,972	107,331
	Skanska AB Class B	5,644,518	105,389
	Swedish Match AB	2,674,992	102,062
	SKF AB	6,014,511	98,655
	Boliden AB	4,337,341	98,359
	Kinnevik AB	3,817,232	97,085
	Alfa Laval AB	4,970,408	92,848
	Electrolux AB Class B	3,763,793	86,971
	Castellum AB	4,280,063	86,888
	Lundin Petroleum AB	2,737,080	86,091
	Svenska Cellulosa AB SCA Class B	9,867,702	81,901
	Elekta AB Class B	5,674,986	80,742
	Securitas AB Class B	4,928,157	76,319
	Nibe Industrier AB Class B	4,745,834	67,018
	Industrivarden AB	3,036,165	65,960
	Industrivarden AB Class A	2,938,327	65,357
	Fabege AB	4,203,862	64,875
	Investor AB Class A	1,327,610	63,013
^	Epiroc AB Class B	5,941,630	61,755
	Husqvarna AB	6,462,016	57,220
	AAK AB	2,707,622	55,392
	ICA Gruppen AB	1,230,573	54,609
*	Swedish Orphan Biovitrum AB	2,770,857	53,485
	Trelleborg AB Class B	3,850,497	53,022
*	Fastighets AB Balder Class B	1,543,580	52,857
	Getinge AB	3,541,222	51,959
^	Saab AB Class B	1,458,859	45,925

L E Lundbergforetagen AB Class B	1,199,813	44,430
2 Dometic Group AB	4,674,814	42,648
2 Evolution Gaming Group AB	1,947,686	42,407
Indutrade AB	1,473,868	41,758
Loomis AB Class B	1,199,990	41,275
Lifco AB Class B	732,393	37,419
2 Thule Group AB	1,674,640	36,579
Axfood AB	1,711,538	36,035
AF POYRY AB	1,524,614	35,929
Holmen AB	1,634,246	34,506
^ BillerudKorsnas AB	2,811,963	32,464
Hufvudstaden AB Class A	1,762,217	31,038
^ Intrum AB	1,168,313	30,628
Wihlborgs Fastigheter AB	2,066,964	30,051
Hexpol AB	3,919,359	29,823
^ JM AB	1,121,837	28,939
Sweco AB Class B	1,032,421	28,792
^ Investment AB Latour Class B	1,928,628	26,361
Peab AB	3,108,834	26,304
Wallenstam AB	2,506,310	26,185
2 Bravida Holding AB	3,149,913	26,163
Kungsleden AB	2,915,027	25,352
Nordic Entertainment Group AB Class B	1,026,199	24,533
^ SSAB AB Class B	9,266,547	23,491
^ NCC AB Class B	1,440,979	22,995
Beijer Ref AB	987,482	21,889
Pandox AB Class B	1,153,319	21,027
Vitrolife AB	996,482	19,176
Hemfosa Fastigheter AB	2,106,116	18,958
^ Mycronic AB	1,093,580	16,805
Avanza Bank Holding AB	1,882,369	16,798
Bure Equity AB	839,633	15,644
Nolato AB Class B	271,570	15,453
* Nyfosa AB	2,507,066	15,425
Bonava AB Class B	1,224,561	14,660
^ Klovern AB	8,665,189	14,252
Arjo AB	3,495,775	14,070
Atrium Ljungberg AB	724,259	13,385
Lindab International AB	1,134,132	12,914
Nobia AB	1,789,654	11,606
^ SSAB AB Class A	3,977,786	11,268
2 Resurs Holding AB	1,922,842	11,130
Bilia AB	1,200,892	10,602
* Hansa Biopharma AB	517,656	10,271
* Betsson AB	1,891,857	9,987
Cloetta AB Class B	3,342,450	9,957
* Hembla AB Class B	531,528	9,941
Catena AB	311,567	9,731
* Modern Times Group MTG AB Class B	1,041,530	9,644
2 Scandic Hotels Group AB	1,106,938	9,282
* NetEnt AB	2,814,195	8,349
Svenska Handelsbanken AB Class B	823,927	7,805
Ratos AB	3,052,148	7,739
* Adapteo Oyj	647,560	7,574
Klovern AB Preference Shares	199,139	7,534
2 Attendo AB	1,650,764	7,503
Concentric AB	589,264	7,261

	SkiStar AB	612,201	7,098
	Investment AB Oresund	549,368	6,992
	Hemfosa Fastigheter AB Preference Shares	345,634	6,983
	Clas Ohlson AB	602,455	5,423
	Sagax AB	1,309,381	5,022
*	Mekonomen AB	634,338	4,694
*,2	Munters Group AB	1,049,323	4,654
*	SAS AB	2,955,930	4,031
	Telefonaktiebolaget LM Ericsson Class A	400,438	3,618
*	Collector AB	577,350	3,134
	NCC AB Class A	154,603	2,461
	Haldex AB	482,236	2,404
	Skandinaviska Enskilda Banken AB	187,585	1,779
	Sagax AB Preference Shares	319,888	1,314
	Bonava AB	73,650	896
			7,134,132
Switzerland (5.8%)
	Nestle SA	47,138,697	5,000,813
	Novartis AG	34,555,247	3,168,676
	Roche Holding AG	10,978,536	2,938,572
	Zurich Insurance Group AG	2,325,470	808,872
	Cie Financiere Richemont SA	8,065,940	691,197
	UBS Group AG	54,925,371	613,068
	ABB Ltd.	28,269,832	533,654
	Credit Suisse Group AG	39,668,795	479,637
	Swiss Re AG	4,741,911	459,192
*	Alcon Inc.	7,263,915	420,650
	Lonza Group AG	1,170,987	401,126
	Givaudan SA	146,023	388,361
	Sika AG	2,193,344	316,662
	LafargeHolcim Ltd. (XSWX)	6,063,303	297,602
	Geberit AG	562,350	259,604
	Swiss Life Holding AG	534,369	258,228
	Partners Group Holding AG	260,568	207,227
	Sonova Holding AG	870,707	200,225
	SGS SA	80,998	200,022
	Swisscom AG	400,831	194,260
	Temenos AG	941,150	165,683
	Schindler Holding AG	634,149	146,192
	Julius Baer Group Ltd.	3,415,226	145,942
	Baloise Holding AG	751,065	135,655
	Adecco Group AG	2,473,431	134,948
	Chocoladefabriken Lindt & Spruengli AG (XVTX)	1,607	132,937
	Swatch Group AG (Bearer)	452,393	131,408
	Straumann Holding AG	159,725	130,304
	Chocoladefabriken Lindt & Spruengli AG (XSWX)	16,647	122,644
	Roche Holding AG (Bearer)	449,735	120,616
	Kuehne & Nagel International AG	796,246	117,242
	Swiss Prime Site AG	1,234,874	108,724
	Vifor Pharma AG	709,701	105,040
	Logitech International SA	2,305,656	94,819
	PSP Swiss Property AG	639,086	76,627
	Barry Callebaut AG	36,794	71,784
	EMS-Chemie Holding AG	112,299	70,184
	Schindler Holding AG (Registered)	305,734	68,780
	LafargeHolcim Ltd. (XPAR)	1,401,544	68,642
	Helvetia Holding AG	537,202	68,398

*	ams AG	1,219,666	63,673
	Clariant AG	3,209,808	58,653
^	BB Biotech AG	878,797	57,506
	Georg Fischer AG	65,056	56,076
	Flughafen Zurich AG	306,558	55,983
2	VAT Group AG	407,458	50,948
	Tecan Group AG	189,158	48,059
	Pargesa Holding SA	619,167	46,472
*	Panalpina Welttransport Holding AG	199,736	45,357
	Cembra Money Bank AG	461,339	44,462
	Belimo Holding AG	7,392	43,537
	Dufry AG	469,972	41,217
2	Galenica AG	771,228	39,688
2	Sunrise Communications Group AG	536,348	39,669
	Allreal Holding AG	222,287	38,826
	Swatch Group AG (Registered)	707,034	38,555
	dormakaba Holding AG	48,692	35,682
	OC Oerlikon Corp. AG	3,147,182	33,685
	Banque Cantonale Vaudoise	45,134	33,567
^	Landis&Gyr Group AG	395,113	31,930
	Bucher Industries AG	106,179	31,727
*,^	Idorsia Ltd.	1,422,374	30,298
	DKSH Holding AG	566,325	28,598
	Sulzer AG	280,248	28,239
	SIG Combibloc Group AG	2,206,681	26,884
	Mobimo Holding AG	100,012	26,696
	Forbo Holding AG	17,109	26,687
	Emmi AG	30,838	25,658
	Valiant Holding AG	242,394	24,848
	Siegfried Holding AG	66,037	24,584
	Vontobel Holding AG	429,764	22,618
	Huber & Suhner AG	272,759	21,720
	SFS Group AG	271,217	20,818
	Inficon Holding AG	30,749	19,181
	BKW AG	289,820	18,761
	Daetwyler Holding AG	118,595	18,280
	Interroll Holding AG	8,901	18,103
	St. Galler Kantonalbank AG	41,059	17,575
	HBM Healthcare Investments AG	88,540	17,341
	Conzzeta AG	20,299	15,952
	Berner Kantonalbank AG	70,050	15,908
	Schweiter Technologies AG	14,406	14,235
	Valora Holding AG	50,773	13,990
	Kardex AG	94,714	13,630
	Burckhardt Compression Holding AG	49,938	12,082
*	Aryzta AG XVTX	14,022,407	11,664
	Bachem Holding AG	85,839	11,434
*	GAM Holding AG	2,532,151	11,087
	VZ Holding AG	40,082	11,037
	Comet Holding AG	114,531	10,574
^	Komax Holding AG	55,512	10,408
	LEM Holding SA	7,018	9,699
*	COSMO Pharmaceuticals NV	107,568	9,391
	Liechtensteinische Landesbank AG	153,210	9,341
	u-blox Holding AG	104,340	8,515
	Intershop Holding AG	16,427	8,253
	Ascom Holding AG	576,966	7,491

^	Arbonia AG	642,734	7,456
	EFG International AG	1,135,346	7,357
	ALSO Holding AG	46,455	7,159
	Bell Food Group AG	26,722	7,143
	Rieter Holding AG	48,530	6,380
^	Bobst Group SA	125,374	6,269
^	Implenia AG	232,740	6,234
	Bossard Holding AG	43,625	6,015
	Vetropack Holding AG	2,904	5,937
*,^	Basilea Pharmaceutica AG	165,309	5,889
	VP Bank AG	36,678	5,743
*	Leonteq AG	160,792	5,740
	Ypsomed Holding AG	43,502	5,541
	Swissquote Group Holding SA	136,082	5,510
	Zehnder Group AG	141,782	5,343
^	Autoneum Holding AG	44,367	4,875
*,^	Meyer Burger Technology AG	10,809,282	4,406
	Hiag Immobilien Holding AG	32,041	4,116
^	Kudelski SA	544,281	3,689
*	Alpiq Holding AG	51,697	3,672
	APG SGA SA	13,183	3,528
*	Schmolz & Bickenbach AG	5,743,684	1,890
*,§	Aryzta AG XLON	772,280	1,064
*	Panalpina Welttransport Holding AG Ordinary Shares	3,841	872
*	Aryzta AG (XDUB)	54,607	48
			21,732,945
Taiwan (3.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	379,652,768	3,121,904
	Hon Hai Precision Industry Co. Ltd.	189,078,745	473,977
	Formosa Plastics Corp.	77,376,054	248,904
	MediaTek Inc.	23,406,239	234,114
	Largan Precision Co. Ltd.	1,623,946	219,523
	Nan Ya Plastics Corp.	90,825,413	207,395
	Uni-President Enterprises Corp.	75,984,659	196,684
	CTBC Financial Holding Co. Ltd.	290,149,872	188,605
	Chunghwa Telecom Co. Ltd.	52,906,198	183,026
	Mega Financial Holding Co. Ltd.	173,305,815	178,209
	Formosa Chemicals & Fibre Corp.	54,700,917	166,392
	Cathay Financial Holding Co. Ltd.	126,599,563	165,295
	Delta Electronics Inc.	34,180,329	164,993
	Fubon Financial Holding Co. Ltd.	117,944,792	163,054
	China Steel Corp.	196,764,577	151,378
	E.Sun Financial Holding Co. Ltd.	175,378,205	146,077
	First Financial Holding Co. Ltd.	156,724,552	117,674
	ASE Technology Holding Co. Ltd.	51,394,461	114,513
*	Taiwan Cement Corp.	71,809,290	102,702
	Yuanta Financial Holding Co. Ltd.	180,033,169	100,867
	Taiwan Cooperative Financial Holding Co. Ltd.	147,721,335	99,395
	Hua Nan Financial Holdings Co. Ltd.	140,882,284	99,143
	Taiwan Mobile Co. Ltd.	25,499,301	89,763
	Catcher Technology Co. Ltd.	11,764,422	86,211
	President Chain Store Corp.	8,934,309	85,921
	Chailease Holding Co. Ltd.	19,255,124	80,776
	Asustek Computer Inc.	11,327,091	80,252
	Quanta Computer Inc.	42,704,468	78,485
	Taishin Financial Holding Co. Ltd.	162,989,843	76,275
	Formosa Petrochemical Corp.	21,749,793	73,727

Hotai Motor Co. Ltd.	5,034,885	72,464
United Microelectronics Corp.	162,905,905	72,330
Chang Hwa Commercial Bank Ltd.	99,964,621	69,863
SinoPac Financial Holdings Co. Ltd.	170,586,200	67,662
China Development Financial Holding Corp.	227,773,758	67,637
Far Eastern New Century Corp.	63,727,493	60,292
Far EasTone Telecommunications Co. Ltd.	26,030,842	59,751
Win Semiconductors Corp.	6,336,093	53,549
Pou Chen Corp.	43,149,146	53,100
* Yageo Corp.	6,288,561	52,805
Shin Kong Financial Holding Co. Ltd.	182,393,140	52,721
Pegatron Corp.	31,927,071	51,822
Advantech Co. Ltd.	5,960,490	50,134
Realtek Semiconductor Corp.	7,477,758	49,662
Asia Cement Corp.	37,099,955	49,621
Lite-On Technology Corp.	34,100,459	48,272
Novatek Microelectronics Corp.	9,015,991	47,614
Taiwan High Speed Rail Corp.	33,353,297	44,455
Walsin Technology Corp.	7,689,765	42,787
Eclat Textile Co. Ltd.	3,152,688	41,257
Compal Electronics Inc.	66,964,212	40,913
Feng TAY Enterprise Co. Ltd.	5,829,541	38,767
Cheng Shin Rubber Industry Co. Ltd.	29,881,063	38,635
China Life Insurance Co. Ltd.	46,189,896	38,065
Foxconn Technology Co. Ltd.	17,911,703	36,802
Inventec Corp.	48,850,836	36,330
Giant Manufacturing Co. Ltd.	4,731,248	36,114
Accton Technology Corp.	8,362,436	35,598
Globalwafers Co. Ltd.	3,345,676	35,499
* Hiwin Technologies Corp.	3,941,559	34,956
Wistron Corp.	44,743,524	33,240
* Powertech Technology Inc.	11,733,761	32,037
Innolux Corp.	138,340,465	31,985
WPG Holdings Ltd.	23,825,420	31,471
Taiwan Business Bank	72,111,632	30,938
Micro-Star International Co. Ltd.	10,905,460	30,519
Nanya Technology Corp.	12,960,946	30,327
Winbond Electronics Corp.	48,916,909	29,822
AU Optronics Corp.	110,308,874	29,124
Vanguard International Semiconductor Corp.	14,388,141	29,045
Chroma ATE Inc.	6,154,951	28,668
Macronix International	28,434,546	28,452
Radiant Opto-Electronics Corp.	7,177,227	28,205
Acer Inc.	45,947,771	27,751
^ Chunghwa Telecom Co. Ltd. ADR	780,329	26,726
Synnex Technology International Corp.	21,754,184	26,706
Tripod Technology Corp.	7,952,270	26,435
Zhen Ding Technology Holding Ltd.	7,155,254	26,030
Phison Electronics Corp.	2,581,454	25,274
Chicony Electronics Co. Ltd.	9,690,280	24,640
Merida Industry Co. Ltd.	3,955,004	24,639
TA Chen Stainless Pipe	16,635,767	24,580
Unimicron Technology Corp.	20,306,661	24,516
Teco Electric and Machinery Co. Ltd.	30,177,034	24,030
Walsin Lihwa Corp.	49,615,176	23,790
Airtac International Group	2,323,356	23,724
Highwealth Construction Corp.	14,877,367	23,260

Sino-American Silicon Products Inc.	8,480,540	23,071
* Tatung Co. Ltd.	34,153,319	21,967
Simplo Technology Co. Ltd.	2,777,139	21,581
ITEQ Corp.	4,753,508	20,707
Silergy Corp.	969,301	19,552
Chipbond Technology Corp.	9,596,635	19,241
Taiwan Fertilizer Co. Ltd.	12,377,225	19,040
King Yuan Electronics Co. Ltd.	18,310,721	19,007
Evergreen Marine Corp. Taiwan Ltd.	40,820,644	18,783
TCI Co. Ltd.	1,395,819	18,464
Parade Technologies Ltd.	1,113,732	18,336
Makalot Industrial Co. Ltd.	3,085,234	18,014
Formosa Taffeta Co. Ltd.	15,834,498	17,917
Eva Airways Corp.	37,827,030	17,708
Nien Made Enterprise Co. Ltd.	2,231,522	17,134
Elite Material Co. Ltd.	4,424,298	16,834
* TaiMed Biologics Inc.	3,061,087	16,323
Poya International Co. Ltd.	1,163,465	16,042
Ruentex Development Co. Ltd.	12,083,278	16,026
Genius Electronic Optical Co. Ltd.	1,184,178	15,896
E Ink Holdings Inc.	14,286,378	15,654
China Petrochemical Development Corp.	46,090,290	15,310
Lien Hwa Industrial Corp.	12,179,387	15,261
CTCI Corp.	10,293,642	15,027
King's Town Bank Co. Ltd.	14,700,696	15,018
Compeq Manufacturing Co. Ltd.	17,493,494	15,001
Taiwan Union Technology Corp.	3,658,239	14,960
Ruentex Industries Ltd.	7,022,063	14,935
International CSRC Investment Holdings Co.	12,217,477	14,875
* Taichung Commercial Bank Co. Ltd.	36,437,917	14,789
* HTC Corp.	11,884,079	14,685
* Voltronic Power Technology Corp.	674,491	14,540
Merry Electronics Co. Ltd.	2,988,144	14,375
FLEXium Interconnect Inc.	4,714,334	14,348
Standard Foods Corp.	7,299,849	14,070
Qisda Corp.	22,445,660	13,918
Bizlink Holding Inc.	1,781,556	13,502
Far Eastern Department Stores Ltd.	17,800,887	13,473
* Sinbon Electronics Co. Ltd.	3,160,391	13,420
IBF Financial Holdings Co. Ltd.	37,511,069	13,362
eMemory Technology Inc.	1,106,253	13,299
Far Eastern International Bank	32,889,304	13,183
Great Wall Enterprise Co. Ltd.	9,807,185	12,825
Epistar Corp.	16,260,605	12,819
China Airlines Ltd.	41,627,932	12,754
Nan Kang Rubber Tire Co. Ltd.	10,422,745	12,503
United Integrated Services Co. Ltd.	2,452,603	12,409
Hota Industrial Manufacturing Co. Ltd.	3,552,069	12,409
* St. Shine Optical Co. Ltd.	742,727	12,388
Feng Hsin Steel Co. Ltd.	6,646,385	12,187
General Interface Solution Holding Ltd.	3,269,516	12,018
Elan Microelectronics Corp.	4,644,344	11,838
Eternal Materials Co. Ltd.	14,011,248	11,774
Gigabyte Technology Co. Ltd.	7,804,160	11,663
ASPEED Technology Inc.	528,183	11,556
Mitac Holdings Corp.	11,101,756	11,501
Taiwan Surface Mounting Technology Corp.	4,678,113	11,438

Global Unichip Corp.	1,371,525	11,144
Tong Yang Industry Co. Ltd.	7,616,142	11,126
Yulon Motor Co. Ltd.	14,457,491	11,099
Wistron NeWeb Corp.	4,382,164	10,969
Taiwan Paiho Ltd.	3,722,592	10,928
Taiwan Secom Co. Ltd.	3,916,466	10,922
* PharmaEssentia Corp.	2,609,562	10,787
Cub Elecparts Inc.	1,182,736	10,687
King Slide Works Co. Ltd.	1,010,930	10,656
Grape King Bio Ltd.	1,705,683	10,567
* OBI Pharma Inc.	2,142,745	10,326
WT Microelectronics Co. Ltd.	7,855,296	10,195
Visual Photonics Epitaxy Co. Ltd.	3,131,609	9,996
Tong Hsing Electronic Industries Ltd.	2,326,610	9,571
Huaku Development Co. Ltd.	3,637,856	9,529
* TPK Holding Co. Ltd.	5,320,313	9,409
Clevo Co.	9,218,551	9,401
* Grand Pacific Petrochemical	14,328,283	9,355
ASMedia Technology Inc.	549,775	9,315
* United Renewable Energy Co. Ltd.	32,323,422	9,269
Center Laboratories Inc.	3,625,924	9,256
* TSRC Corp.	10,660,009	9,248
ChipMOS Technologies Inc.	10,066,348	9,193
Wafer Works Corp.	7,995,165	9,163
Oriental Union Chemical Corp.	12,027,474	9,118
Capital Securities Corp.	29,873,508	9,090
Chong Hong Construction Co. Ltd.	3,143,790	9,024
China Steel Chemical Corp.	2,207,245	8,982
Asia Optical Co. Inc.	3,380,519	8,950
Charoen Pokphand Enterprise	3,758,431	8,902
LandMark Optoelectronics Corp.	1,129,765	8,882
Chilisin Electronics Corp.	3,311,701	8,860
Shinkong Synthetic Fibers Corp.	20,863,312	8,847
Cheng Loong Corp.	14,609,761	8,793
Sunny Friend Environmental Technology Co. Ltd.	1,034,798	8,792
HannStar Display Corp.	41,264,793	8,758
Sercomm Corp.	3,661,250	8,664
Transcend Information Inc.	3,964,325	8,646
Primax Electronics Ltd.	5,010,882	8,533
^ AU Optronics Corp. ADR	3,330,219	8,525
Taiwan Glass Industry Corp.	21,962,615	8,508
Shin Zu Shing Co. Ltd.	2,108,526	8,465
TTY Biopharm Co. Ltd.	3,258,457	8,459
Coretronic Corp.	6,500,212	8,347
Kenda Rubber Industrial Co. Ltd.	8,776,556	8,172
United Microelectronics Corp. ADR	3,745,894	8,166
Yulon Finance Corp.	2,171,238	8,162
China Motor Corp.	9,890,556	8,112
* Arcadyan Technology Corp.	2,329,913	8,000
* Asia Pacific Telecom Co. Ltd.	34,944,926	7,932
Getac Technology Corp.	5,435,752	7,900
Lotes Co. Ltd.	1,079,038	7,891
U-Ming Marine Transport Corp.	6,941,610	7,788
* Run Long Construction Co. Ltd.	3,812,449	7,685
Egis Technology Inc.	1,059,582	7,493
International Games System Co. Ltd.	754,763	7,463
Ardentec Corp.	7,751,391	7,431

Unitech Printed Circuit Board Corp.	9,775,956	7,402
Taiwan Hon Chuan Enterprise Co. Ltd.	4,188,133	7,375
Tung Ho Steel Enterprise Corp.	10,649,567	7,363
Gourmet Master Co. Ltd.	1,239,237	7,338
Cathay Real Estate Development Co. Ltd.	10,400,505	7,278
Wan Hai Lines Ltd.	10,636,127	7,073
Sitronix Technology Corp.	1,627,567	7,051
Cheng Uei Precision Industry Co. Ltd.	6,392,595	6,929
Career Technology MFG. Co. Ltd.	6,663,388	6,885
Chlitina Holding Ltd.	876,977	6,880
Faraday Technology Corp.	3,409,786	6,806
* Taiwan Styrene Monomer	8,306,977	6,512
Holy Stone Enterprise Co. Ltd.	2,175,126	6,508
* PChome Online Inc.	1,326,661	6,464
Wei Chuan Foods Corp.	6,669,507	6,401
Sanyang Motor Co. Ltd.	9,499,689	6,385
YFY Inc.	17,103,047	6,358
Advanced Ceramic X Corp.	824,971	6,297
China Man-Made Fiber Corp.	20,662,439	6,211
Pixart Imaging Inc.	1,785,804	6,192
* Via Technologies Inc.	5,572,909	6,185
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	142,121	6,059
* Mercuries Life Insurance Co. Ltd.	17,245,725	5,988
Jih Sun Financial Holdings Co. Ltd.	17,337,340	5,976
Sporton International Inc.	890,174	5,925
Longchen Paper & Packaging Co. Ltd.	12,408,222	5,917
Topco Scientific Co. Ltd.	2,229,260	5,915
Tainan Spinning Co. Ltd.	15,042,940	5,911
Cleanaway Co. Ltd.	1,149,359	5,866
Kinsus Interconnect Technology Corp.	4,597,758	5,837
* Nantex Industry Co. Ltd.	5,230,409	5,817
Hung Sheng Construction Ltd.	8,921,480	5,754
Kinpo Electronics	17,233,193	5,745
A-DATA Technology Co. Ltd.	3,362,467	5,671
Everlight Electronics Co. Ltd.	5,877,687	5,649
Lung Yen Life Service Corp.	2,814,221	5,627
Wisdom Marine Lines Co. Ltd.	5,378,903	5,618
Chin-Poon Industrial Co. Ltd.	5,209,799	5,610
Greatek Electronics Inc.	3,912,961	5,575
* CMC Magnetics Corp.	25,452,936	5,563
Asia Vital Components Co. Ltd.	4,302,644	5,547
Formosa International Hotels Corp.	1,019,756	5,519
Machvision Inc.	466,768	5,513
BES Engineering Corp.	22,378,754	5,507
Taiwan Semiconductor Co. Ltd.	3,437,342	5,455
ASE Technology Holding Co. Ltd. ADR	1,240,610	5,434
* Chaun-Choung Technology Corp.	682,645	5,357
Sigurd Microelectronics Corp.	5,720,754	5,319
* Ritek Corp.	19,100,122	5,293
Holtek Semiconductor Inc.	2,365,952	5,286
Systex Corp.	2,238,140	5,282
Prince Housing & Development Corp.	14,633,870	5,210
Ennoconn Corp.	740,660	5,168
Supreme Electronics Co. Ltd.	5,633,033	5,077
Darfon Electronics Corp.	3,762,164	4,979
momo.com Inc.	593,801	4,979
* Taiwan PCB Techvest Co. Ltd.	3,799,549	4,932

Pan-International Industrial Corp.	6,092,613	4,910
Ginko International Co. Ltd.	755,780	4,891
* Unizyx Holding Corp.	6,049,555	4,859
China Metal Products	4,645,113	4,842
Pan Jit International Inc.	5,913,776	4,831
* Radium Life Tech Co. Ltd.	10,912,466	4,825
AcBel Polytech Inc.	6,637,994	4,813
Advanced Wireless Semiconductor Co.	2,134,646	4,811
USI Corp.	12,539,641	4,802
Jentech Precision Industrial Co. Ltd.	1,177,948	4,782
President Securities Corp.	11,694,203	4,764
SDI Corp.	2,339,876	4,750
OptoTech Corp.	6,689,725	4,749
Kindom Construction Corp.	5,870,955	4,740
Farglory Land Development Co. Ltd.	3,867,158	4,729
Yieh Phui Enterprise Co. Ltd.	15,878,371	4,613
Johnson Health Tech Co. Ltd.	1,781,092	4,576
Nan Ya Printed Circuit Board Corp.	3,385,556	4,570
* Gemtek Technology Corp.	5,263,668	4,537
Xxentria Technology Materials Corp.	2,002,444	4,519
Taiwan FamilyMart Co. Ltd.	619,073	4,497
Foxsemicon Integrated Technology Inc.	1,192,081	4,494
China General Plastics Corp.	6,542,531	4,469
* XinTec Inc.	2,862,714	4,452
China Bills Finance Corp.	9,258,380	4,386
Test Research Inc.	2,880,878	4,354
TXC Corp.	3,492,090	4,291
Kung Long Batteries Industrial Co. Ltd.	795,932	4,251
* Lotus Pharmaceutical Co. Ltd.	1,332,779	4,190
Firich Enterprises Co. Ltd.	3,079,619	4,171
Alpha Networks Inc.	5,685,978	4,154
Taiwan Cogeneration Corp.	4,878,754	4,149
UPC Technology Corp.	11,442,651	4,129
Goldsun Building Materials Co. Ltd.	15,430,722	4,118
Concraft Holding Co. Ltd.	869,979	4,104
Pharmally International Holding Co. Ltd.	549,691	4,097
* D-Link Corp.	9,716,679	4,094
Quanta Storage Inc.	2,718,136	4,026
Taiwan TEA Corp.	7,624,399	3,971
Elite Semiconductor Memory Technology Inc.	3,776,717	3,970
Wah Lee Industrial Corp.	2,270,126	3,966
Chunghwa Precision Test Tech Co. Ltd.	284,368	3,941
Depo Auto Parts Ind Co. Ltd.	1,705,025	3,938
Hsin Kuang Steel Co. Ltd.	3,988,403	3,927
* Yang Ming Marine Transport Corp.	13,987,962	3,908
Taiflex Scientific Co. Ltd.	2,524,994	3,900
Darwin Precisions Corp.	6,755,570	3,892
* Global Mixed Mode Technology Inc.	1,205,342	3,851
Aten International Co. Ltd.	1,408,480	3,844
Casetek Holdings Ltd.	2,305,685	3,778
YungShin Global Holding Corp.	2,855,434	3,777
Lealea Enterprise Co. Ltd.	12,745,771	3,732
* HannsTouch Solution Inc.	7,949,249	3,712
Ton Yi Industrial Corp.	9,237,324	3,694
* Roo Hsing Co. Ltd.	9,446,144	3,692
* Orient Semiconductor Electronics Ltd.	7,415,208	3,662
Syncmold Enterprise Corp.	1,457,099	3,654

TaiDoc Technology Corp.	878,645	3,647
* Medigen Biotechnology Corp.	1,715,797	3,641
* AmTRAN Technology Co. Ltd.	10,047,832	3,641
Elite Advanced Laser Corp.	2,008,862	3,598
Flytech Technology Co. Ltd.	1,473,785	3,597
Namchow Holdings Co. Ltd.	2,080,971	3,551
Li Cheng Enterprise Co. Ltd.	1,852,885	3,505
YC INOX Co. Ltd.	4,145,613	3,498
PharmaEngine Inc.	1,309,477	3,409
Dynapack International Technology Corp.	2,204,479	3,382
Hu Lane Associate Inc.	1,356,641	3,379
Sinyi Realty Inc.	3,352,300	3,361
Brogent Technologies Inc.	570,643	3,359
Gloria Material Technology Corp.	5,354,126	3,323
Mercuries & Associates Holding Ltd.	5,639,588	3,207
Lite-On Semiconductor Corp.	3,163,636	3,202
Adlink Technology Inc.	1,995,968	3,126
Soft-World International Corp.	1,341,372	3,106
* CSBC Corp. Taiwan	3,633,675	3,042
FocalTech Systems Co. Ltd.	4,077,611	3,025
Nan Liu Enterprise Co. Ltd.	623,501	3,002
Long Bon International Co. Ltd.	5,894,851	2,999
Test Rite International Co. Ltd.	4,564,824	2,991
IEI Integration Corp.	2,827,783	2,990
CyberTAN Technology Inc.	5,808,006	2,966
Zeng Hsing Industrial Co. Ltd.	671,619	2,924
* Taigen Biopharmaceuticals Holdings Ltd.	5,329,526	2,897
Yulon Nissan Motor Co. Ltd.	329,842	2,879
TA-I Technology Co. Ltd.	2,261,087	2,875
Swancor Holding Co. Ltd.	1,161,426	2,819
Everlight Chemical Industrial Corp.	5,106,329	2,815
Kinik Co.	1,479,479	2,788
Lextar Electronics Corp.	5,687,368	2,772
ScinoPharm Taiwan Ltd.	3,586,246	2,770
Evergreen International Storage & Transport Corp.	6,029,793	2,766
Ho Tung Chemical Corp.	12,240,141	2,753
KEE TAI Properties Co. Ltd.	7,095,979	2,751
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,070,593	2,749
* Shining Building Business Co. Ltd.	8,778,980	2,714
Sampo Corp.	4,491,497	2,665
Basso Industry Corp.	1,442,339	2,649
Altek Corp.	3,290,823	2,635
WUS Printed Circuit Co. Ltd.	2,637,711	2,634
Rich Development Co. Ltd.	8,571,660	2,598
* Taiwan Land Development Corp.	8,808,935	2,592
Rechi Precision Co. Ltd.	3,199,896	2,545
Asia Polymer Corp.	5,120,752	2,467
Posiflex Technology Inc.	657,612	2,440
Iron Force Industrial Co. Ltd.	690,535	2,404
Formosan Rubber Group Inc.	3,839,306	2,371
* Ta Ya Electric Wire & Cable	6,556,713	2,344
Tyntek Corp.	4,347,095	2,334
Sunplus Technology Co. Ltd.	5,158,752	2,288
* Motech Industries Inc.	6,518,468	2,273
Tung Thih Electronic Co. Ltd.	999,118	2,239
* Yeong Guan Energy Technology Group Co. Ltd.	1,216,740	2,207
TYC Brother Industrial Co. Ltd.	2,436,099	2,196

	Zinwell Corp.	3,026,006	2,194
*	Federal Corp.	5,601,195	2,174
	Li Peng Enterprise Co. Ltd.	9,269,714	2,148
	Global Brands Manufacture Ltd.	3,922,999	2,132
*	Gigasolar Materials Corp.	482,250	2,126
*	Vivotek Inc.	581,195	2,085
*	Ichia Technologies Inc.	3,945,439	2,044
*	Kuo Toong International Co. Ltd.	3,204,494	2,017
	Chung Hwa Pulp Corp.	6,165,818	2,016
	Huang Hsiang Construction Corp.	1,987,571	2,015
*	Microbio Co. Ltd.	4,606,488	1,999
	Wowprime Corp.	785,817	1,996
*	Gold Circuit Electronics Ltd.	4,660,941	1,993
*	Sincere Navigation Corp.	3,646,902	1,952
	CHC Healthcare Group	1,241,222	1,946
	Bank of Kaohsiung Co. Ltd.	5,822,598	1,826
	Advanced International Multitech Co. Ltd.	1,379,115	1,820
	L&K Engineering Co. Ltd.	1,949,623	1,756
	Weltrend Semiconductor	2,040,182	1,739
	Cyberlink Corp.	621,695	1,708
*	Etron Technology Inc.	4,737,882	1,696
	Toung Loong Textile Manufacturing	1,003,481	1,656
	ITE Technology Inc.	1,519,399	1,616
*	Silicon Integrated Systems Corp.	6,040,320	1,610
	Concord Securities Co. Ltd.	6,705,803	1,583
	Sonix Technology Co. Ltd.	1,573,526	1,570
	Senao International Co. Ltd.	1,495,428	1,565
	Taiyen Biotech Co. Ltd.	1,406,580	1,533
	China Chemical & Pharmaceutical Co. Ltd.	2,542,766	1,508
	Hong Pu Real Estate Development Co. Ltd.	2,250,931	1,488
*	Gigastorage Corp.	5,009,702	1,478
	Ability Enterprise Co. Ltd.	2,634,904	1,456
	Chun Yuan Steel	4,443,275	1,449
	Tong-Tai Machine & Tool Co. Ltd.	2,293,126	1,326
	Yungtay Engineering Co. Ltd.	645,000	1,324
*	ALI Corp.	3,503,615	1,263
	Globe Union Industrial Corp.	2,345,001	1,218
*	Elitegroup Computer Systems Co. Ltd.	3,469,479	1,207
*	Unity Opto Technology Co. Ltd.	4,231,961	1,205
	Infortrend Technology Inc.	2,822,873	1,171
	China Electric Manufacturing Corp.	3,813,615	1,148
	Lingsen Precision Industries Ltd.	3,997,421	1,142
	Jess-Link Products Co. Ltd.	1,093,887	1,065
	Nien Hsing Textile Co. Ltd.	1,256,027	1,039
*	AGV Products Corp.	4,265,983	1,013
*	Cheng Mei Materials Technology Corp.	2,514,000	859
*	Dynamic Electronics Co. Ltd.	2,634,000	842
*	Phihong Technology Co. Ltd.	2,804,679	781
	Sheng Yu Steel Co. Ltd.	1,178,000	777
	FSP Technology Inc.	1,120,071	694
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	685
*	MIN AIK Technology Co. Ltd.	1,296,600	609
*	Tatung Co. Ltd. GDR	38,879	506
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	170,000	405
	Universal Cement Corp.	625,220	380
*,§	XPEC Entertainment Inc.	872,075	370
*	Champion Building Materials Co. Ltd.	1,366,000	304

*	E-Ton Solar Tech Co. Ltd.	1,251,074	102
*	Via Technologies Inc. Rights Expire 08/09/2019	59,701	39
*,§	Green Energy Technology Inc.	2,817,405	29
*,§	ProMOS Technologies Inc.	11,745	—
			11,943,844
Thailand (0.9%)
	PTT PCL (Foreign)	225,364,399	344,344
	CP ALL PCL (Foreign)	82,199,623	230,583
	Siam Cement PCL (Foreign)	13,245,696	186,057
	Siam Commercial Bank PCL (Foreign)	38,177,959	170,050
	Kasikornbank PCL (Foreign)	30,209,606	169,118
	Airports of Thailand PCL (Foreign)	67,364,682	156,974
	Advanced Info Service PCL (Foreign)	17,632,046	121,704
^	Bangkok Dusit Medical Services PCL	138,705,338	112,223
	PTT Exploration & Production PCL (Foreign)	21,877,863	95,652
^	Central Pattana PCL	39,175,236	92,902
	Minor International PCL (Foreign)	57,128,248	74,326
	Krung Thai Bank PCL (Foreign)	99,423,130	63,199
	PTT Global Chemical PCL	32,299,099	63,079
	Intouch Holdings PCL (Foreign)	30,461,536	62,937
	Charoen Pokphand Foods PCL (Foreign)	57,547,105	51,730
	Gulf Energy Development PCL	12,264,187	50,212
	Home Product Center PCL	89,064,599	49,634
^	Electricity Generating PCL (Foreign)	4,191,629	44,719
	Bangkok Bank PCL (Foreign)	7,584,392	44,562
^	Energy Absolute PCL	26,317,605	44,379
	Digital Telecommunications Infrastructure Fund	75,396,474	42,854
	Bangkok Expressway & Metro PCL	125,975,157	42,853
^	Land & Houses PCL	103,751,552	37,922
	Indorama Ventures PCL	28,420,985	37,649
	Thai Oil PCL (Foreign)	16,151,370	36,021
^	True Corp. PCL	168,864,183	35,168
	Tisco Financial Group PCL (Foreign)	9,834,244	32,177
^	Banpu PCL	69,355,741	32,025
	BTS Group Holdings PCL NVDR	79,612,888	32,004
	Krungthai Card PCL	20,539,529	31,678
	Bumrungrad Hospital PCL (Foreign)	5,221,333	28,828
	Thai Union Frozen Products PCL (Foreign)	45,487,705	27,868
^	Berli Jucker PCL	16,250,427	27,344
^	Ratchaburi Electricity Generating Holding PCL (Foreign)	12,421,103	27,206
	Thanachart Capital PCL	13,690,059	26,157
	IRPC PCL (Foreign)	162,021,139	25,137
	Kiatnakin Bank PCL	10,033,758	23,730
	Osotspa PCL (Foreign)	18,242,100	21,737
	TMB Bank PCL	352,734,674	21,628
	Muangthai Capital PCL	10,560,055	20,640
^	Total Access Communication PCL (Foreign)	10,879,187	20,622
	Jasmine Broadband Internet Infrastructure Fund (Foreign)	48,754,993	17,908
^	WHA Corp. PCL	116,121,406	17,582
^	BTS Group Holdings (Foreign)	41,742,452	16,780
^	Srisawad Corp. PCL	9,442,814	16,668
	BTS Rail Mass Transit Growth Infrastructure Fund	44,571,651	15,927
^	Bangchak Corp. PCL	16,220,532	15,907
^	Robinson PCL	7,476,929	15,345
^	Supalai PCL	21,388,090	15,257
^	CH Karnchang PCL	17,161,437	15,009
^	VGI PCL	47,427,131	14,819

^	Sino-Thai Engineering & Construction PCL	17,907,979	14,798
	Thailand Future Fund (Foreign)	35,594,100	14,354
^	B Grimm Power PCL	11,278,254	12,965
	Global Power Synergy PCL	5,871,296	12,684
	CK Power PCL	57,287,806	12,411
	Delta Electronics Thailand PCL	7,100,900	12,208
^	AEON Thana Sinsap Thailand PCL	1,510,100	11,601
	Central Plaza Hotel PCL	10,511,049	11,548
	Siam Global House PCL	21,088,543	11,300
	Jasmine International PCL	53,417,684	10,899
	Kasikornbank PCL NVDR	1,894,600	10,576
	Bangkok Land PCL	186,716,126	10,420
^	Amata Corp. PCL	13,048,363	10,160
^	Quality Houses PCL	102,735,802	10,122
^	TOA Paint Thailand PCL	7,769,173	10,047
	Siam City Cement PCL (Foreign)	1,274,018	9,827
	Carabao Group PCL	3,860,495	9,754
	TTW PCL	21,217,956	9,310
	Bangkok Chain Hospital PCL	18,525,588	9,236
	WHA Premium Growth Freehold & Leasehold Real Estat (Foreign)	16,411,600	8,842
^	Asian Property Development PCL (Foreign)	34,428,086	8,525
	Hana Microelectronics PCL (Foreign)	9,373,110	8,497
	Major Cineplex Group PCL	8,792,183	8,334
	TPI Polene PCL	130,746,962	8,077
	MBK PCL	10,497,491	8,020
	Star Petroleum Refining PCL	24,233,994	7,727
^	KCE Electronics PCL	12,771,382	7,104
^	TPI Polene Power PCL	36,259,900	7,050
^	Sansiri PCL (Foreign)	143,886,827	6,951
	Chularat Hospital PCL	87,007,614	6,703
^	Esso Thailand PCL	20,484,304	6,606
	Tipco Asphalt PCL	10,346,298	6,602
^	Banpu Power PCL	8,947,061	6,398
	PTG Energy PCL	8,314,554	6,048
^	Pruksa Holding PCL (Foreign)	8,330,122	5,939
	BCPG PCL	9,236,685	5,880
*	BEC World PCL (Foreign)	17,671,998	5,689
^	Thai Vegetable Oil PCL	5,989,469	5,588
*,^	Thai Airways International PCL (Foreign)	16,504,340	5,500
^	Sri Trang Agro-Industry PCL	13,765,736	5,293
^	Gunkul Engineering PCL	50,524,036	5,067
	GFPT PCL	8,620,004	5,049
	Bangkok Life Assurance PCL (Foreign)	5,841,741	4,925
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	6,733,813	4,873
*	Super Energy Corp. PCL	198,527,181	4,564
	MK Restaurants Group PCL	1,735,927	4,422
^	Italian-Thai Development PCL	58,115,147	4,210
^	Workpoint Entertainment PCL (Foreign)	4,089,252	3,770
*	Siam Makro PCL (Foreign)	3,023,900	3,753
*,§	Pruksa Real Estate PCL (Foreign)	7,721,100	3,369
^	Thoresen Thai Agencies PCL	16,766,123	3,369
	Thaifoods Group PCL	23,515,336	3,287
	LPN Development PCL	13,656,679	3,210
^	Unique Engineering & Construction PCL	8,956,476	3,150
	Origin Property PCL	11,927,835	3,141
	Bangkok Airways PCL	9,008,945	3,128
^	Taokaenoi Food & Marketing PCL	8,136,713	2,969

	SPCG PCL	4,742,329	2,924
*	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	6,506,900	2,772
^	U City PCL	42,489,555	2,552
*,^	Precious Shipping PCL	9,171,931	2,536
	Univentures PCL	11,614,763	2,516
	Samart Corp. PCL	7,366,518	2,410
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT (Foreign)	5,301,100	2,258
^	Beauty Community PCL	17,894,949	2,160
*,^	Group Lease PCL (Foreign)	8,742,177	1,882
*,^	Thaicom PCL	9,412,768	1,781
	Vibhavadi Medical Center PCL (Foreign)	23,089,996	1,664
^	Bangkok Life Assurance PCL	989,878	835
*	Kasikornbank PCL	148,000	826
*	Minor International PCL Warrants Expire 12/31/2021	3,024,402	541
*	Siam Makro PCL	427,400	530
*	Workpoint Entertainment PCL	512,000	472
	Dynasty Ceramic PCL	5,429,672	390
*	PTT PCL	165,200	252
*,^	Group Lease PCL NVDR	1,119,400	241
*	Jasmine Broadband Internet Infrastructure Fund	378,000	139
*	Samart Corp. PCL Warrants Expire 05/08/2021	2,337,800	68
*	Super Energy Corp. PCL Warrants Expire 08/30/2020	33,699,240	66
§	Inter Far East Energy Corp. (Foreign)	5,655,044	64
	IMPACT Growth REIT	76,064	60
*	Thaifoods Group PCL Warrants Expire 04/28/2020	1,805,581	45
*	Srisawad Power 1979 PCL Warrants Expire 05/29/2020	126,432	35
*	Vibhavadi Medical Center PCL Warrants Expire 05/09/2022	1,018,515	11
*	G J Steel PCL Warrants Expire 02/07/2020	9,920,670	3
	SVI PCL	1	—
			3,476,716
Turkey (0.2%)
	BIM Birlesik Magazalar AS	7,167,630	60,165
*	Turkiye Garanti Bankasi AS	32,785,648	57,664
*	Akbank T.A.S.	41,678,596	55,754
	Tupras Turkiye Petrol Rafinerileri AS	1,937,993	48,597
	KOC Holding AS	13,511,798	45,242
	Turkcell Iletisim Hizmetleri AS	16,938,404	39,472
	Eregli Demir ve Celik Fabrikalari TAS	21,914,976	29,109
	Haci Omer Sabanci Holding AS (Bearer)	14,340,350	25,299
*	Turkiye Is Bankasi AS	21,933,852	24,421
*	Turk Hava Yollari AO	8,679,309	19,350
	Aselsan Elektronik Sanayi Ve Ticaret AS	4,575,952	15,485
	Turkiye Vakiflar Bankasi TAO	16,426,213	14,892
	Tekfen Holding AS	2,848,905	12,031
	TAV Havalimanlari Holding AS	2,676,000	12,027
*	Yapi ve Kredi Bankasi AS	24,650,448	11,999
	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,961,758	11,365
	Ford Otomotiv Sanayi AS	1,026,687	11,221
*	Petkim Petrokimya Holding AS	15,297,360	10,720
	Turkiye Halk Bankasi AS	9,915,304	10,655
	Enka Insaat ve Sanayi AS	9,565,289	10,440
	Turkiye Sise ve Cam Fabrikalari AS	9,737,678	8,594
*	Arcelik AS	2,685,680	8,383
*	Turk Telekomunikasyon AS	8,467,288	8,154
*	Koza Altin Isletmeleri AS	785,496	7,991
	Ulker Biskuvi Sanayi AS	2,324,561	7,717
*	Sok Marketler Ticaret AS	3,936,892	7,134

	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	31,587,587	6,886
	Soda Sanayii AS	6,245,705	6,836
	Tofas Turk Otomobil Fabrikasi AS	1,902,679	6,702
	Coca-Cola Icecek AS	1,071,321	6,372
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	16,216,208	6,339
2	Enerjisa Enerji AS	4,754,389	5,154
*	Pegasus Hava Tasimaciligi AS	546,517	4,647
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	552,140	4,098
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,904,573	3,707
	AG Anadolu Grubu Holding AS	1,595,610	3,545
	Dogan Sirketler Grubu Holding AS	14,324,829	3,330
*	Turkiye Sinai Kalkinma Bankasi AS	22,230,024	3,304
	Trakya Cam Sanayii AS	6,407,929	3,174
	Iskenderun Demir ve Celik AS	2,348,758	2,932
*	Logo Yazilim Sanayi Ve Ticaret AS	355,612	2,800
*,2	MLP Saglik Hizmetleri AS	1,249,337	2,680
	Sasa Polyester Sanayi AS	2,022,469	2,229
*	Migros Ticaret AS	708,965	2,153
	Otokar Otomotiv Ve Savunma Sanayi AS	95,714	2,144
*	Vestel Elektronik Sanayi ve Ticaret AS	1,154,492	1,946
	Aksa Akrilik Kimya Sanayii AS	1,112,799	1,884
	Kordsa Teknik Tekstil AS	829,506	1,845
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,942,503	1,799
	Aygaz AS	960,598	1,758
	Aksigorta AS	2,047,753	1,696
	Alarko Holding AS	2,760,522	1,638
	EGE Endustri VE Ticaret AS	16,849	1,611
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	3,434,007	1,491
*	Aksa Enerji Uretim AS Class B	3,361,721	1,449
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,406,022	1,363
*	Bera Holding AS	4,095,261	1,327
*	Zorlu Enerji Elektrik Uretim AS	6,011,426	1,310
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	3,667,051	1,266
*	Turk Traktor ve Ziraat Makineleri AS	183,697	1,226
*	Sekerbank Turk AS	6,900,317	1,195
	Anadolu Cam Sanayii AS	2,331,919	1,192
	Polisan Holding AS	2,667,537	1,094
*	Is Gayrimenkul Yatirim Ortakligi AS	5,649,905	970
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,256,264	837
*	Tat Gida Sanayi AS	920,042	821
*	Albaraka Turk Katilim Bankasi AS	3,790,172	817
*	Gubre Fabrikalari TAS	1,078,255	676
*	Cimsa Cimento Sanayi VE Ticaret AS	544,356	658
	Akcansa Cimento AS	525,000	623
*	NET Holding AS	2,180,477	622
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	536,641	571
*	Adana Cimento Sanayii TAS Class A	425,741	527
*	Vakif Gayrimenkul Yatirim Ortakligi AS	1,620,320	522
*	Afyon Cimento Sanayi TAS	644,006	467
*	Bizim Toptan Satis Magazalari AS	339,340	457
*	Dogus Otomotiv Servis ve Ticaret AS	454,249	407
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,370,326	363
*	Konya Cimento Sanayii AS	8,319	274
*	Akenerji Elektrik Uretim AS	2,447,424	232
*	Turcas Petrol AS	318,397	81
*,§	Asya Katilim Bankasi AS	6,861,580	—
			689,928

United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	69,284,156	299,670
	Emirates Telecommunications Group Co. PJSC	27,356,980	128,332
	Abu Dhabi Commercial Bank PJSC	42,197,915	103,552
	Emaar Properties PJSC	56,589,906	84,792
	Dubai Islamic Bank PJSC	27,735,212	40,156
	DP World plc	2,608,010	40,061
	Aldar Properties PJSC	60,792,787	38,097
	Abu Dhabi Islamic Bank PJSC	14,132,204	19,214
	Emaar Malls PJSC	31,547,754	18,206
	Emaar Development PJSC	12,508,353	16,346
	Abu Dhabi National Oil Co. for Distribution PJSC	19,533,338	14,390
	Dana Gas PJSC	48,140,155	13,585
	Dubai Investments PJSC	33,431,333	12,425
*	Air Arabia PJSC	35,206,978	10,737
*	DAMAC Properties Dubai Co. PJSC	26,884,120	7,407
*	Dubai Financial Market PJSC	26,257,988	6,735
	Arabtec Holding PJSC	11,704,006	5,597
	Amanat Holdings PJSC	17,922,003	4,862
*	Union Properties PJSC	33,844,206	3,352
*	DXB Entertainments PJSC	49,530,386	3,022
*	RAK Properties PJSC	16,209,203	2,112
*	Deyaar Development PJSC	19,933,579	1,852
*	Eshraq Properties Co. PJSC	15,132,107	1,804
*,§	Drake & Scull International PJSC	7,671,678	773
			877,079
United Kingdom (11.1%)
	HSBC Holdings plc	320,593,345	2,567,471
	Royal Dutch Shell plc Class A (XLON)	68,943,990	2,171,428
	BP plc	315,166,418	2,085,379
	Royal Dutch Shell plc Class B	58,622,976	1,851,610
	AstraZeneca plc	20,793,517	1,796,434
	GlaxoSmithKline plc	77,612,992	1,605,110
	Diageo plc	36,972,355	1,541,756
	British American Tobacco plc	35,460,697	1,263,557
	Unilever plc	17,231,823	1,036,705
	Rio Tinto plc	17,409,858	983,162
	Prudential plc	41,155,888	846,752
	BHP Group plc	32,904,559	784,562
	Vodafone Group plc	425,475,993	774,360
	Reckitt Benckiser Group plc	9,958,140	769,798
	Lloyds Banking Group plc	1,118,088,029	723,274
	Compass Group plc	25,062,305	634,090
	Glencore plc	176,566,011	566,216
	National Grid plc	53,924,159	552,684
	Barclays plc	272,654,025	510,362
	Experian plc	14,341,760	434,974
	Tesco plc	153,000,628	414,435
	RELX plc (XLON)	16,987,605	402,918
	London Stock Exchange Group plc	4,949,084	397,470
	Imperial Brands plc	15,104,338	383,349
	Anglo American plc	15,601,791	382,313
	Standard Chartered plc	42,870,638	352,813
	BAE Systems plc	50,754,121	337,197
	Smith & Nephew plc	13,846,174	313,461
	BT Group plc	132,016,398	309,229
	Aviva plc	62,022,149	304,505

RELX plc (XAMS)	12,762,039	303,131
Legal & General Group plc	93,616,372	296,886
Rolls-Royce Holdings plc	26,895,626	281,123
Ferguson plc	3,679,736	273,820
WPP plc	18,784,842	221,275
SSE plc	16,426,716	218,996
Informa plc	19,666,277	208,222
3i Group plc	15,038,879	202,649
Ashtead Group plc	7,366,640	202,562
InterContinental Hotels Group plc	2,888,818	200,700
Royal Bank of Scotland Group plc	72,086,992	189,917
CRH plc (XLON)	5,571,747	185,760
Burberry Group plc	6,482,862	178,757
Intertek Group plc	2,549,788	176,508
Melrose Industries plc	76,204,052	171,986
Associated British Foods plc	5,514,851	162,090
Segro plc	17,313,797	160,643
Rentokil Initial plc	29,278,339	154,690
Next plc	2,079,204	153,050
Sage Group plc	17,142,017	149,485
Halma plc	5,996,684	144,817
Bunzl plc	5,337,200	139,112
Standard Life Aberdeen plc	38,229,449	138,660
DCC plc	1,557,996	131,384
Pearson plc	12,313,494	130,392
Spirax-Sarco Engineering plc	1,171,924	127,791
Mondi plc	5,837,754	127,180
Smiths Group plc	6,344,026	126,169
Barratt Developments plc	16,035,729	125,195
Persimmon plc	5,029,146	122,704
^ Whitbread plc	2,210,907	121,453
Smurfit Kappa Group plc	3,769,696	119,513
Johnson Matthey plc	3,039,094	118,500
Carnival plc	2,560,723	115,589
Land Securities Group plc	11,548,333	111,762
Croda International plc	1,964,996	111,620
RSA Insurance Group plc	16,353,803	111,229
Hargreaves Lansdown plc	4,265,089	108,355
* Ocado Group plc	7,123,239	107,522
Coca-Cola HBC AG	3,099,661	106,657
United Utilities Group plc	10,787,193	103,099
Taylor Wimpey plc	51,679,168	101,257
St. James's Place plc	8,387,260	100,084
Flutter Entertainment plc	1,212,282	96,177
British Land Co. plc	15,374,490	94,912
Micro Focus International plc	4,497,275	94,731
2 Auto Trader Group plc	14,410,839	94,601
Severn Trent plc	3,759,709	91,943
Hiscox Ltd.	4,464,733	91,903
Kingfisher plc	33,941,438	91,638
Rightmove plc	14,149,690	90,499
Berkeley Group Holdings plc	1,894,519	89,105
Meggitt plc	12,347,224	89,102
DS Smith plc	20,309,113	87,596
Admiral Group plc	3,268,645	85,959
Direct Line Insurance Group plc	21,921,382	85,750
Wm Morrison Supermarkets plc	35,671,674	84,233

Centrica plc	91,121,139	83,885
* Just Eat plc	9,117,765	83,884
ITV plc	59,380,669	79,757
Marks & Spencer Group plc	31,227,692	78,489
* Cobham plc	37,808,094	75,706
Weir Group plc	4,136,944	74,791
Intermediate Capital Group plc	4,397,453	74,080
Phoenix Group Holdings plc	8,429,081	70,900
Bellway plc	1,961,891	70,718
Tate & Lyle plc	7,504,211	68,728
John Wood Group plc	10,627,352	68,480
Evraz plc	8,623,730	67,548
Travis Perkins plc	3,997,029	66,171
GVC Holdings plc	9,229,429	66,119
International Consolidated Airlines Group SA (London Shares)	12,450,047	64,065
Schroders plc	1,769,467	63,831
* BTG plc	6,276,110	63,777
BBA Aviation plc	16,254,021	63,134
Antofagasta plc	5,522,948	62,315
J Sainsbury plc	26,044,839	62,149
Howden Joinery Group plc	9,182,479	61,685
B&M European Value Retail SA	13,677,872	61,395
2 Merlin Entertainments plc	11,214,339	61,346
SSP Group plc	7,058,555	60,377
HomeServe plc	4,319,891	59,771
Polymetal International plc	4,882,277	58,797
Pennon Group plc	6,730,502	58,663
Beazley plc	8,386,350	58,570
Investec plc	10,287,300	58,532
UNITE Group plc	4,581,990	57,459
G4S plc	24,653,454	57,220
Derwent London plc	1,610,286	57,042
Dechra Pharmaceuticals plc	1,586,242	56,656
Spectris plc	1,834,323	56,503
TUI AG (XLON)	5,678,507	56,385
IMI plc	4,350,980	55,091
Rotork plc	14,143,932	52,812
2 Quilter plc	29,659,207	51,943
Tullow Oil plc	22,140,267	51,877
Electrocomponents plc	7,031,148	51,807
Inmarsat plc	7,387,740	51,360
Tritax Big Box REIT plc	27,552,778	51,210
Inchcape plc	6,653,442	50,406
Hikma Pharmaceuticals plc	2,229,477	49,738
Cineworld Group plc	15,887,456	49,318
Man Group PLC	23,861,170	49,249
IWG plc	10,658,780	48,820
AVEVA Group plc	1,007,045	48,651
Britvic plc	4,315,217	47,943
JD Sports Fashion plc	5,702,160	44,970
2 ConvaTec Group plc	23,453,470	44,314
WH Smith plc	1,680,798	43,230
Greggs plc	1,575,089	42,688
CYBG plc	19,585,078	40,811
^ NMC Health plc	1,357,897	40,551
Hays plc	21,675,723	40,481
IG Group Holdings plc	5,803,352	40,339

Ashmore Group plc	6,200,067	40,272
Close Brothers Group plc	2,427,865	39,198
Aggreko plc	3,866,005	39,004
UDG Healthcare plc	3,938,010	38,128
Royal Mail plc	14,847,117	37,917
* Capita plc	26,508,150	37,386
Moneysupermarket.com Group plc	8,318,163	37,236
Greene King plc	4,880,165	37,055
2 John Laing Group plc	7,884,141	36,841
easyJet plc	3,115,928	36,515
Great Portland Estates plc	4,451,033	35,754
TP ICAP plc	9,118,001	34,724
BCA Marketplace plc	11,779,238	34,593
Shaftesbury plc	3,580,153	34,223
National Express Group plc	6,680,757	34,031
Royal Dutch Shell plc Class A (XAMS)	1,081,536	33,937
Hammerson plc	12,777,939	33,139
Genus plc	1,026,913	32,965
Victrex plc	1,322,345	32,699
Diploma plc	1,754,805	32,346
Entertainment One Ltd.	6,030,915	32,208
* Serco Group plc	17,504,524	31,367
QinetiQ Group plc	8,816,864	30,963
Grafton Group plc	3,458,709	30,438
Jupiter Fund Management plc	6,722,110	30,418
Assura plc	38,471,663	30,151
2 Ascential plc	6,173,832	29,844
Rhi Magnesita NV	547,966	29,673
^ Primary Health Properties plc	18,267,530	29,181
Big Yellow Group plc	2,416,436	29,017
Capital & Counties Properties plc	12,040,333	28,950
Balfour Beatty plc	11,196,757	27,933
Games Workshop Group plc	507,078	27,830
2 Sophos Group plc	5,252,929	27,731
Lancashire Holdings Ltd.	3,229,268	27,096
Centamin plc	17,295,481	26,988
Pagegroup plc	4,927,293	26,808
* Firstgroup plc	19,216,857	26,748
Bovis Homes Group plc	2,092,941	26,735
Bodycote plc	2,994,742	26,721
Playtech plc	4,977,477	26,720
LondonMetric Property plc	10,817,975	26,687
William Hill plc	14,390,487	26,609
Grainger plc	9,613,872	26,562
Cranswick plc	814,192	26,352
Ultra Electronics Holdings plc	1,091,600	25,882
^ Mediclinic International plc	6,184,005	25,786
2 Avast plc	6,213,703	25,376
Renishaw plc	544,672	25,357
2 Countryside Properties plc	7,012,804	25,006
Marshalls plc	3,177,637	24,524
Redrow plc	3,600,806	24,503
KAZ Minerals plc	3,531,886	24,448
Safestore Holdings plc	3,216,233	24,407
Savills plc	2,111,606	24,372
British American Tobacco plc ADR	672,428	23,945
Babcock International Group plc	4,088,733	23,562

*	EI Group plc	6,871,334	23,555
	Dixons Carphone plc	15,976,809	23,154
	Rathbone Brothers plc	858,481	23,003
	Drax Group plc	6,225,121	22,810
	Softcat plc	1,950,918	22,649
	Domino's Pizza Group plc	7,371,671	22,153
	Coats Group plc	22,496,735	21,844
	Essentra plc	4,185,087	21,699
	Daily Mail & General Trust plc	2,253,456	21,645
	Provident Financial plc	4,089,947	21,544
	Workspace Group plc	2,096,755	21,455
	Paragon Banking Group plc	4,123,029	20,937
	Fresnillo plc	2,893,083	20,881
	Vesuvius plc	3,399,889	20,719
	Computacenter plc	1,116,201	20,704
	Petrofac Ltd.	4,070,437	20,660
	J D Wetherspoon plc	1,097,880	20,471
*,2	Wizz Air Holdings plc	454,597	19,458
	Synthomer plc	5,253,133	19,333
	Pets at Home Group plc	7,439,763	18,803
	Greencore Group plc	7,198,669	18,733
	Micro Focus International plc ADR	846,411	17,656
	Go-Ahead Group plc	681,078	17,607
*	Cairn Energy plc	9,124,911	17,514
2	Ibstock plc	6,235,756	17,500
	Dunelm Group plc	1,549,461	17,366
	Hill & Smith Holdings plc	1,246,473	17,118
	Crest Nicholson Holdings plc	3,835,902	17,058
	OneSavings Bank plc	3,863,469	17,030
	Brewin Dolphin Holdings plc	4,356,255	16,878
	Elementis plc	9,184,830	16,838
	Senior plc	6,756,584	16,452
	Telecom Plus plc	977,574	15,811
	Polypipe Group plc	3,107,965	15,441
	SIG plc	9,467,719	15,135
	Ferrexpo plc	4,756,378	14,717
	St. Modwen Properties plc	2,875,429	14,612
	Sanne Group plc	2,150,390	14,368
^	TalkTalk Telecom Group plc	11,188,948	14,299
	IntegraFin Holdings plc	3,040,748	14,238
2	McCarthy & Stone plc	8,317,869	14,077
	Restaurant Group plc	7,464,845	13,803
*,^	Sirius Minerals plc	75,753,940	13,755
	Hunting plc	2,210,029	13,619
	Morgan Advanced Materials plc	4,364,917	13,448
2	Equiniti Group plc	5,101,470	13,039
	AJ Bell plc	2,578,593	13,027
*	Premier Oil plc	12,731,651	12,958
	Marston's plc	9,888,130	12,833
	Galliford Try plc	1,759,580	12,604
	Plus500 Ltd.	1,732,265	12,596
*	Mitchells & Butlers plc	3,250,141	11,985
	KCOM Group plc	8,057,064	11,772
	F&C Commercial Property Trust Ltd.	8,464,860	11,704
2	Hastings Group Holdings plc	4,904,324	11,513
	Mitie Group plc	5,697,452	11,381
	UK Commercial Property REIT Ltd.	11,031,398	11,140

	ITE Group plc	12,526,551	11,110
*,^	Metro Bank plc	2,495,455	10,868
	AG Barr plc	1,299,474	10,863
	Stagecoach Group plc	6,654,039	10,578
	Bank of Georgia Group plc	589,870	10,015
	Card Factory plc	4,938,296	9,921
	Hochschild Mining plc	3,955,141	9,919
	NewRiver REIT plc	4,957,511	9,875
*	Vectura Group plc	10,159,093	9,855
	Chemring Group plc	4,369,020	9,739
	Chesnara plc	2,383,921	9,590
	Saga plc	17,411,213	9,418
*	Just Group plc	16,379,863	9,365
	NCC Group plc	4,128,596	9,285
2	Charter Court Financial Services Group plc	2,509,939	9,022
	Keller Group plc	1,111,758	8,875
*	Bank of Cyprus Holdings plc	5,112,588	8,858
	Picton Property Income Ltd.	7,762,513	8,706
	TBC Bank Group plc	504,767	8,684
^	Intu Properties plc	14,410,606	8,349
*	Sports Direct International plc	3,009,897	8,290
	PZ Cussons plc	3,115,980	8,287
	Northgate plc	2,059,312	8,276
*	Indivior plc	11,890,444	7,862
	888 Holdings plc	4,110,179	7,602
*	Georgia Capital plc	605,309	7,212
	Helical plc	1,639,909	7,140
	Stobart Group Ltd.	5,012,476	6,988
	Halfords Group plc	2,926,422	6,795
*	Acacia Mining plc	2,451,326	6,668
	WPP plc ADR	106,243	6,256
*,2	Aston Martin Lagonda Global Holdings plc	1,029,196	6,229
	Devro plc	2,424,984	6,057
	Daejan Holdings plc	88,277	5,953
	Hansteen Holdings plc	5,587,724	5,937
	AA plc	9,634,269	5,841
2	Spire Healthcare Group plc	4,182,897	5,746
	Superdry plc	1,045,179	5,474
	RPS Group plc	3,510,669	5,349
	Schroder REIT Ltd.	7,578,186	5,154
	GoCo Group plc	4,890,689	5,090
	Dignity plc	768,712	5,048
	Ted Baker plc	443,291	4,922
	Redefine International plc	3,842,805	4,898
	De La Rue plc	1,711,113	4,858
	Rank Group plc	2,496,864	4,610
^,2	Amigo Holdings plc	2,192,746	4,376
	International Personal Finance plc	3,456,191	4,261
*	Premier Foods plc	10,285,604	4,216
*,^	AO World plc	4,197,892	3,735
	Renewi plc	10,051,607	3,556
*,^,2	Funding Circle Holdings plc	2,304,351	3,170
	N Brown Group plc	2,169,438	3,161
^,2	Bakkavor Group plc	2,249,400	2,900
	Soco International plc	3,350,025	2,507
	Lookers plc	4,413,227	2,245
2	CMC Markets plc	1,848,217	2,192

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$3,973,211,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $5,777,398,000, representing 1.5% of net assets.
3 “Other” represents securities that are not classified by the fund's benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Perpetual security with no stated maturity date.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

*,2	Alfa Financial Software Holdings plc	1,609,637	1,857
^	Kier Group plc	2,448,531	1,827
*	Petra Diamonds Ltd.	13,434,110	1,823
*	Thomas Cook Group plc	21,522,937	1,447
*	Allied Minds plc	1,199,430	977
*	Nostrum Oil & Gas plc	499,956	267
*,^,§	Afren plc	7,677,368	—
*,§	Carillion plc	5,566,311	—
*	Liberty Global plc	2	—
*	Liberty Global plc Class A	1	—
			41,638,271
Venezuela (0.0%)
*	Huaxi Securities Co. Ltd. Class A	434,000	628

Total Common Stocks (Cost $350,439,966)					371,518,178
Preferred Stocks (0.0%)
*,§,5	CJ Corp - Convert Preference shares
	(Cost $—)			29,869	682
		Coupon
Temporary Cash Investments (2.1%)1
Money Market Fund (2.0%)
6,7	Vanguard Market Liquidity Fund	2.386%		74,393,359	7,440,080

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.385%	8/1/19	33,000	32,998
8	United States Treasury Bill	2.349%	8/15/19	108,000	107,916
8	United States Treasury Bill	2.480%	9/5/19	13,000	12,975
8	United States Treasury Bill	2.157%	11/7/19	3,000	2,983
8	United States Treasury Bill	2.135%	11/14/19	8,500	8,449
8	United States Treasury Bill	2.048%-2.053%	11/21/19	58,000	57,633
8	United States Treasury Bill	1.997%-2.082%	12/26/19	54,000	53,551
					276,505
Total Temporary Cash Investments (Cost $7,715,502)					7,716,585
Total Investments (100.7%) (Cost $358,155,468)					379,235,445
Other Assets and Liabilities-Net (-0.7%)7,9					(2,593,603)
Net Assets (100%)					376,641,842

7 Includes $4,293,516,000 of collateral received for securities on loan, of which $4,246,644,000 is held in Vanguard
Market Liquidity Fund and $46,872,000 is held in cash.
8 Securities with a value of $235,137,000 has been segregated as initial margin for open future contracts.
9 Cash of $29,103,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2019	36,741	1,416,231	14,105
Topix Index	September 2019	7,410	1,068,760	9,841
FTSE 100 Index	September 2019	9,137	843,060	20,677
MSCI Emerging Market Index	September 2019	14,001	717,971	4,651
S&P ASX 200 Index	September 2019	3,843	447,116	16,712
E-mini S&P 500 Index	September 2019	2,703	403,058	(833)
S&P TSX 60 Index	September 2019	500	74,515	(80)
				65,073

Total International Stock Index Fund

Forward Currency Contracts
				Contract Amount (000)
	Contract					Unrealized	Unrealized
Settlement						Appreciation (Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of America, N.A.	9/25/19	EUR	1,159,588	USD	1,309,961	—	(20,337)
Deutsche Bank AG	9/18/19	JPY 112,681,600		USD	1,046,293	—	(6,594)
Deutsche Bank AG	9/25/19	GBP	629,780	USD	802,554	—	(34,509)
Toronto-Dominion Bank	9/24/19	AUD	607,508	USD	418,599	—	(2,365)
Toronto-Dominion Bank	9/25/19	EUR	72,697	USD	82,178	—	(1,328)
JPMorgan Chase Bank,
N.A.	9/24/19	CAD	98,260	USD	74,794	—	(264)
UBS AG	9/25/19	GBP	25,567	USD	32,589	—	(1,409)
JPMorgan Chase Bank,
N.A.	9/25/19	EUR	27,218	USD	30,846	—	(576)
Toronto-Dominion Bank	9/18/19	JPY	2,283,425	USD	21,370	—	(302)
JPMorgan Chase Bank,
N.A.	9/25/19	GBP	16,800	USD	21,153	—	(665)
Deutsche Bank AG	9/24/19	AUD	16,938	USD	12,004	—	(398)
							(68,747)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Total International Stock Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net

Total International Stock Index Fund

liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	37,330,755	199,340	1,766
Common Stocks—Other	7,014,929	326,893,357	78,031
Preferred Stocks	—	—	682
Temporary Cash Investments	7,440,080	276,505	—
Futures Contracts—Assets[1]	1,213	—	—
Futures Contracts—Liabilities[1]	(23,198)	—	—
Forward Currency Contracts—Assets	—	—	—
Forward Currency Contracts—Liabilities	—	(68,747)	—
Total	51,763,779	327,300,455	80,479
1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds				July 31,
	2018		from	Realized Change in		Capital Gain	2019
	Market Purchases Securities			Net Gain Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss) App.(Dep.) Income		Received	Value
	($000)	($000)	($000)	($000)	($000) ($000)	($000)	($000)
Vanguard FTSE	596,648	2,050	2,232	(304)	61,948 9,783	—	658,110

Total International Stock Index Fund

Emerging Markets ETF
Vanguard Market
Liquidity Fund	9,367,163	NA1	NA1 1,006	377	58,875	— 7,440,080
Total	9,963,811		702	62,325	68,658	— 8,098,190
1 Not applicable—purchases and sales are for temporary cash investment purposes.